UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-02857
Name of Fund:
BlackRock Bond Fund, Inc.
BlackRock Total Return Fund
Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Bond Fund, Inc.,
50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
09/30/2025
Date of reporting period:
03/31/2025
Item 1 — Reports to Stockholders
(a) The Reports to Shareholders are attached herewith

BlackRock Total Return Fund
Institutional Shares | MAHQX
Semi-Annual Shareholder Report — March 31, 2025

This semi-annual shareholder report contains important information about BlackRock Total Return Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$22	0.44%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Institutional Shares	(0.68)%	4.74%	0.64%	1.70%
Bloomberg U.S. Aggregate Bond Index	(0.37)	4.88	(0.40)	1.46
Key Fund statistics
Net Assets	$19,649,694,446
Number of Portfolio Holdings	5,118
Portfolio Turnover Rate	301%
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of March 31, 2025)
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government Sponsored Agency Securities	40.8%
Corporate Bonds	19.8%
U.S. Treasury Obligations	14.7%
Non-Agency Mortgage-Backed Securities	9.3%
Asset-Backed Securities	9.0%
Foreign Government Obligations	3.1%
Floating Rate Loan Interests	1.1%
Common Stocks	0.8%
Municipal Bonds	0.5%
Preferred Securities	0.4%
Investment Companies	0.3%
Fixed Rate Loan Interests	0.1%
Foreign Agency Obligations	0.1%
Warrants	—	%(b)
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(a)
AAA/Aaa(d)	61.9%
AA/Aa	1.8%
A	5.1%
BBB/Baa	12.9%
BB/Ba	1.3%
B	0.3%
CCC/Caa	0.4%
CC/Ca	0.2%
C	0.2%
N/R	15.9%
(a)	Excludes short-term securities, options purchased, options written and TBA sale commitments.
(b)	Rounds to less than 0.1%.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Total Return Fund
Institutional Shares | MAHQX
Semi-Annual Shareholder Report — March 31, 2025
MAHQX-03/25-SAR

BlackRock Total Return Fund
Service Shares | MSHQX
Semi-Annual Shareholder Report — March 31, 2025

This semi-annual shareholder report contains important information about BlackRock Total Return Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$37	0.75%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Service Shares	(0.83)%	4.42%	0.33%	1.39%
Bloomberg U.S. Aggregate Bond Index	(0.37)	4.88	(0.40)	1.46
Key Fund statistics
Net Assets	$19,649,694,446
Number of Portfolio Holdings	5,118
Portfolio Turnover Rate	301%
Average annual total returns reflect reductions for service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of March 31, 2025)
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government Sponsored Agency Securities	40.8%
Corporate Bonds	19.8%
U.S. Treasury Obligations	14.7%
Non-Agency Mortgage-Backed Securities	9.3%
Asset-Backed Securities	9.0%
Foreign Government Obligations	3.1%
Floating Rate Loan Interests	1.1%
Common Stocks	0.8%
Municipal Bonds	0.5%
Preferred Securities	0.4%
Investment Companies	0.3%
Fixed Rate Loan Interests	0.1%
Foreign Agency Obligations	0.1%
Warrants	—	%(b)
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(a)
AAA/Aaa(d)	61.9%
AA/Aa	1.8%
A	5.1%
BBB/Baa	12.9%
BB/Ba	1.3%
B	0.3%
CCC/Caa	0.4%
CC/Ca	0.2%
C	0.2%
N/R	15.9%
(a)	Excludes short-term securities, options purchased, options written and TBA sale commitments.
(b)	Rounds to less than 0.1%.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Total Return Fund
Service Shares | MSHQX
Semi-Annual Shareholder Report — March 31, 2025
MSHQX-03/25-SAR

BlackRock Total Return Fund
Investor A Shares | MDHQX
Semi-Annual Shareholder Report — March 31, 2025

This semi-annual shareholder report contains important information about BlackRock Total Return Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$36	0.73%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor A Shares	(0.82)%	4.55%	0.36%	1.39%
Investor A Shares (with sales charge)	(4.78)	0.36	(0.46)	0.97
Bloomberg U.S. Aggregate Bond Index	(0.37)	4.88	(0.40)	1.46
Key Fund statistics
Net Assets	$19,649,694,446
Number of Portfolio Holdings	5,118
Portfolio Turnover Rate	301%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of March 31, 2025)
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government Sponsored Agency Securities	40.8%
Corporate Bonds	19.8%
U.S. Treasury Obligations	14.7%
Non-Agency Mortgage-Backed Securities	9.3%
Asset-Backed Securities	9.0%
Foreign Government Obligations	3.1%
Floating Rate Loan Interests	1.1%
Common Stocks	0.8%
Municipal Bonds	0.5%
Preferred Securities	0.4%
Investment Companies	0.3%
Fixed Rate Loan Interests	0.1%
Foreign Agency Obligations	0.1%
Warrants	—	%(b)
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(a)
AAA/Aaa(d)	61.9%
AA/Aa	1.8%
A	5.1%
BBB/Baa	12.9%
BB/Ba	1.3%
B	0.3%
CCC/Caa	0.4%
CC/Ca	0.2%
C	0.2%
N/R	15.9%
(a)	Excludes short-term securities, options purchased, options written and TBA sale commitments.
(b)	Rounds to less than 0.1%.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Total Return Fund
Investor A Shares | MDHQX
Semi-Annual Shareholder Report — March 31, 2025
MDHQX-03/25-SAR

BlackRock Total Return Fund
Investor A1 Shares | MEHQX
Semi-Annual Shareholder Report — March 31, 2025

This semi-annual shareholder report contains important information about BlackRock Total Return Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A1 Shares	$29	0.59%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor A1 Shares	(0.75)%	4.70%	0.51%	1.55%
Bloomberg U.S. Aggregate Bond Index	(0.37)	4.88	(0.40)	1.46
Key Fund statistics
Net Assets	$19,649,694,446
Number of Portfolio Holdings	5,118
Portfolio Turnover Rate	301%
Average annual total returns reflect reductions for service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of March 31, 2025)
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government Sponsored Agency Securities	40.8%
Corporate Bonds	19.8%
U.S. Treasury Obligations	14.7%
Non-Agency Mortgage-Backed Securities	9.3%
Asset-Backed Securities	9.0%
Foreign Government Obligations	3.1%
Floating Rate Loan Interests	1.1%
Common Stocks	0.8%
Municipal Bonds	0.5%
Preferred Securities	0.4%
Investment Companies	0.3%
Fixed Rate Loan Interests	0.1%
Foreign Agency Obligations	0.1%
Warrants	—	%(b)
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(a)
AAA/Aaa(d)	61.9%
AA/Aa	1.8%
A	5.1%
BBB/Baa	12.9%
BB/Ba	1.3%
B	0.3%
CCC/Caa	0.4%
CC/Ca	0.2%
C	0.2%
N/R	15.9%
(a)	Excludes short-term securities, options purchased, options written and TBA sale commitments.
(b)	Rounds to less than 0.1%.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Total Return Fund
Investor A1 Shares | MEHQX
Semi-Annual Shareholder Report — March 31, 2025
MEHQX-03/25-SAR

BlackRock Total Return Fund
Investor C Shares | MFHQX
Semi-Annual Shareholder Report — March 31, 2025

This semi-annual shareholder report contains important information about BlackRock Total Return Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$71	1.44%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor C Shares	(1.17)%	3.81%	(0.34)%	0.85%
Investor C Shares (with sales charge)	(2.14)	2.81	(0.34)	0.85
Bloomberg U.S. Aggregate Bond Index	(0.37)	4.88	(0.40)	1.46
Key Fund statistics
Net Assets	$19,649,694,446
Number of Portfolio Holdings	5,118
Portfolio Turnover Rate	301%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of March 31, 2025)
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government Sponsored Agency Securities	40.8%
Corporate Bonds	19.8%
U.S. Treasury Obligations	14.7%
Non-Agency Mortgage-Backed Securities	9.3%
Asset-Backed Securities	9.0%
Foreign Government Obligations	3.1%
Floating Rate Loan Interests	1.1%
Common Stocks	0.8%
Municipal Bonds	0.5%
Preferred Securities	0.4%
Investment Companies	0.3%
Fixed Rate Loan Interests	0.1%
Foreign Agency Obligations	0.1%
Warrants	—	%(b)
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(a)
AAA/Aaa(d)	61.9%
AA/Aa	1.8%
A	5.1%
BBB/Baa	12.9%
BB/Ba	1.3%
B	0.3%
CCC/Caa	0.4%
CC/Ca	0.2%
C	0.2%
N/R	15.9%
(a)	Excludes short-term securities, options purchased, options written and TBA sale commitments.
(b)	Rounds to less than 0.1%.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Total Return Fund
Investor C Shares | MFHQX
Semi-Annual Shareholder Report — March 31, 2025
MFHQX-03/25-SAR

BlackRock Total Return Fund
Class K Shares | MPHQX
Semi-Annual Shareholder Report — March 31, 2025

This semi-annual shareholder report contains important information about BlackRock Total Return Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$18	0.36%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class K Shares	(0.63)%	4.93%	0.71%	1.77%
Bloomberg U.S. Aggregate Bond Index	(0.37)	4.88	(0.40)	1.46
Key Fund statistics
Net Assets	$19,649,694,446
Number of Portfolio Holdings	5,118
Portfolio Turnover Rate	301%
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of March 31, 2025)
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government Sponsored Agency Securities	40.8%
Corporate Bonds	19.8%
U.S. Treasury Obligations	14.7%
Non-Agency Mortgage-Backed Securities	9.3%
Asset-Backed Securities	9.0%
Foreign Government Obligations	3.1%
Floating Rate Loan Interests	1.1%
Common Stocks	0.8%
Municipal Bonds	0.5%
Preferred Securities	0.4%
Investment Companies	0.3%
Fixed Rate Loan Interests	0.1%
Foreign Agency Obligations	0.1%
Warrants	—	%(b)
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(a)
AAA/Aaa(d)	61.9%
AA/Aa	1.8%
A	5.1%
BBB/Baa	12.9%
BB/Ba	1.3%
B	0.3%
CCC/Caa	0.4%
CC/Ca	0.2%
C	0.2%
N/R	15.9%
(a)	Excludes short-term securities, options purchased, options written and TBA sale commitments.
(b)	Rounds to less than 0.1%.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Total Return Fund
Class K Shares | MPHQX
Semi-Annual Shareholder Report — March 31, 2025
MPHQX-03/25-SAR

BlackRock Total Return Fund
Class R Shares | MRCBX
Semi-Annual Shareholder Report — March 31, 2025

This semi-annual shareholder report contains important information about BlackRock Total Return Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$51	1.03%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class R Shares	(0.97)%	4.23%	0.05%	1.11%
Bloomberg U.S. Aggregate Bond Index	(0.37)	4.88	(0.40)	1.46
Key Fund statistics
Net Assets	$19,649,694,446
Number of Portfolio Holdings	5,118
Portfolio Turnover Rate	301%
Average annual total returns reflect reductions for distribution and service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of March 31, 2025)
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government Sponsored Agency Securities	40.8%
Corporate Bonds	19.8%
U.S. Treasury Obligations	14.7%
Non-Agency Mortgage-Backed Securities	9.3%
Asset-Backed Securities	9.0%
Foreign Government Obligations	3.1%
Floating Rate Loan Interests	1.1%
Common Stocks	0.8%
Municipal Bonds	0.5%
Preferred Securities	0.4%
Investment Companies	0.3%
Fixed Rate Loan Interests	0.1%
Foreign Agency Obligations	0.1%
Warrants	—	%(b)
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(a)
AAA/Aaa(d)	61.9%
AA/Aa	1.8%
A	5.1%
BBB/Baa	12.9%
BB/Ba	1.3%
B	0.3%
CCC/Caa	0.4%
CC/Ca	0.2%
C	0.2%
N/R	15.9%
(a)	Excludes short-term securities, options purchased, options written and TBA sale commitments.
(b)	Rounds to less than 0.1%.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Total Return Fund
Class R Shares | MRCBX
Semi-Annual Shareholder Report — March 31, 2025
MRCBX-03/25-SAR

(b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

MARCH 31, 2025

2025 Semi-Annual Financial Statements and Additional Information (Unaudited)

BlackRock Bond Fund, Inc.

•	BlackRock Total Return Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

2

Derivative Financial Instruments

The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Consolidated Financial Statements.

D E R I V A T I V E F I N A N C I A L I N S T R U M E N T S	3

Consolidated Schedule of Investments (unaudited) March 31, 2025	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities
1988 CLO 5 Ltd., Series 2024-5A, Class A1, (3-mo. CME Term SOFR + 1.54%), 5.84%, 07/15/37(a)(b)	USD	3,675	$3,676,852
510 Loan Acquisition Trust, Series 2020-1, Class A, 8.11%, 09/25/60(a)(c)		3,562	3,556,718
522 Funding CLO Ltd.
Series 2019-5A, Class AR, (3-mo. CME Term SOFR + 1.33%), 5.63%, 04/15/35(a)(b)		510	507,172
Series 2020-6A, Class A1R2, (3-mo. CME Term SOFR + 1.20%), 5.49%, 10/23/34(a)(b)		1,130	1,127,502
720 East CLO VII Ltd., Series 2025-7A, Class A1, (3-mo. CME Term SOFR + 1.06%), 5.34%, 04/20/37(a)(b)		7,410	7,410,000
AB BSL CLO 3 Ltd., Series 2021-3A, Class A1R, (3-mo. CME Term SOFR + 1.25%), 5.57%, 04/20/38(a)(b)		1,190	1,186,437
AB BSL CLO 4 Ltd., Series 2023-4A, Class A, (3-mo. CME Term SOFR + 2.00%), 6.29%, 04/20/36(a)(b)		1,660	1,659,170
ACE Securities Corp. Home Equity Loan Trust
Series 2003-OP1, Class A2, (1-mo. CME Term SOFR + 0.83%), 5.16%, 12/25/33(b)		487	463,919
Series 2005-AG1, Class M2, (1-mo. CME Term SOFR + 0.80%), 5.13%, 08/25/35(b)		494	405,406
Series 2006-CW1, Class A2C, (1-mo. CME Term SOFR + 0.39%), 4.72%, 07/25/36(b)		220	176,290
Series 2007-HE4, Class A2A, (1-mo. CME Term SOFR + 0.37%), 4.70%, 05/25/37(b)		2,332	369,550
Series 2007-HE4, Class A2C, (1-mo. CME Term SOFR + 0.71%), 5.04%, 05/25/37(b)		206	33,014
Affirm Asset Securitization Trust, Series 2024-A, Class A, 5.61%, 02/15/29(a)		3,805	3,830,450
Affirm Master Trust
Series 2025-1A, Class A, 4.99%, 02/15/33(a)		14,743	14,819,870
Series 2025-1A, Class B, 5.13%, 02/15/33(a)		1,155	1,160,857
AGL CLO 11 Ltd., Series 2021-11A, Class E, (3-mo. CME Term SOFR + 6.62%), 10.92%, 04/15/34(a)(b)		250	249,636
AGL CLO 12 Ltd., Series 2021-12A, Class A1, (3-mo. CME Term SOFR + 1.42%), 5.72%, 07/20/34(a)(b)		7,640	7,655,208
AGL CLO 13 Ltd., Series 2021-13A, Class A1, (3-mo. CME Term SOFR + 1.42%), 5.72%, 10/20/34(a)(b)		250	250,000
AGL CLO 20 Ltd., Series 2022-20A, Class BR, (3-mo. CME Term SOFR + 1.75%), 6.04%, 10/20/37(a)(b)		3,331	3,320,531
AGL CLO 26 Ltd., Series 2023-26A, Class A, (3-mo. CME Term SOFR + 1.70%), 5.99%, 10/21/36(a)(b)		5,000	5,006,411
AGL CLO 32 Ltd., Series 2024-32A, Class A1, (3-mo. CME Term SOFR + 1.38%), 5.67%, 07/21/37(a)(b)		1,900	1,898,303
AGL CLO 37 Ltd., Series 2024-37A, Class A1, (3-mo. CME Term SOFR + 1.24%), 5.54%, 04/22/38(a)(b)		290	288,959
AGL CLO 7 Ltd.
Series 2020-7A, Class AR, (3-mo. CME Term SOFR + 1.46%), 5.76%, 07/15/34(a)(b)		2,400	2,405,532
Series 2020-7A, Class DR, (3-mo. CME Term SOFR + 3.36%), 7.66%, 07/15/34(a)(b)		500	499,073

Security	Par (000)		Value

Asset-Backed Securities (continued)
AGL Core CLO 15 Ltd., Series 2021-15A, Class A1, (3-mo. CME Term SOFR + 1.41%), 5.71%, 01/20/35(a)(b)	USD	1,344	$1,346,729
AGL Core CLO 2 Ltd., Series 2019-2A, Class A1R, (3-mo. CME Term SOFR + 1.46%), 5.75%, 07/20/37(a)(b)		14,335	14,358,628
AGL Core CLO 4 Ltd., Series 2020-4A, Class AR2, (3-mo. CME Term SOFR + 1.38%), 5.67%, 10/20/37(a)(b)		3,620	3,622,506
AIMCO CLO 11 Ltd., Series 2020-11A, Class BR2, (3-mo. CME Term SOFR + 1.65%), 5.95%, 07/17/37(a)(b)		3,490	3,486,671
AIMCO CLO 21 Ltd., Series 2024-21A, Class B, (3-mo. CME Term SOFR + 1.92%), 6.21%, 04/18/37(a)(b)		750	750,911
AIMCO CLO 23 Ltd., Series 2025-23A, Class A, (3-mo. CME Term SOFR + 1.13%), 5.39%, 04/20/38(a)(b)		1,270	1,259,840
Ajax Mortgage Loan Trust
Series 2021-G, Class A, 4.88%, 06/25/61(a)(b)		30,000	29,574,860
Series 2021-G, Class B, 3.75%, 06/25/61(a)(b)		8,031	8,355,017
Series 2021-G, Class C, 0.00%, 06/25/61(a)(d)		14,335	14,018,136
Series 2023-B, Class A, 4.25%, 10/25/62(a)(c)		13,087	12,776,715
Series 2023-B, Class B, 4.25%, 10/25/62(a)(c)		1,749	1,675,327
Series 2023-B, Class C, 0.00%, 10/25/62(a)(d)		3,989	2,266,111
Series 2023-B, Class SA, 0.00%, 10/25/62(a)(d)		435	398,307
AMMC CLO 18 Ltd., Series 2016-18A, Class AR, (3-mo. CME Term SOFR + 1.36%), 5.68%, 05/26/31(a)(b)		312	312,088
AMMC CLO 21 Ltd., Series 2017-21A, Class A, (3-mo. CME Term SOFR + 1.51%), 5.80%, 11/02/30(a)(b)		6	5,532
AMSR Trust
Series 2020-SFR2, Class D, 3.28%, 07/17/37(a)		2,437	2,418,230
Series 2020-SFR3, Class E1, 2.56%, 09/17/37(a)		2,490	2,455,664
Series 2020-SFR4, Class E2, 2.46%, 11/17/37(a)		2,500	2,454,839
Series 2020-SFR4, Class F, 2.86%, 11/17/37(a)		2,760	2,714,236
Anchorage Capital CLO 17 Ltd., Series 2021- 17A, Class A1R, (3-mo. CME Term SOFR + 1.23%), 5.55%, 02/15/38(a)(b)		11,115	11,076,097
Anchorage Capital CLO 29 Ltd., Series 2024- 29A, Class A1, (3-mo. CME Term SOFR + 1.60%), 5.89%, 07/20/37(a)(b)		3,020	3,025,667
Anchorage Capital CLO 6 Ltd.
Series 2015-6A, Class AR3, (3-mo. CME Term SOFR + 1.44%), 5.73%, 04/22/34(a)(b)		5,470	5,472,396
Series 2015-6A, Class BR3, (3-mo. CME Term SOFR + 2.10%), 6.39%, 04/22/34(a)(b)		5,490	5,488,539
Anchorage Capital CLO 7 Ltd.
Series 2015-7A, Class AR3, (3-mo. CME Term SOFR + 1.56%), 5.86%, 04/28/37(a)(b)		5,686	5,695,791
Series 2015-7A, Class BR3, (3-mo. CME Term SOFR + 2.05%), 6.35%, 04/28/37(a)(b)		7,620	7,613,223

4	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2025	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities (continued)
Anchorage Capital CLO 7 Ltd.
Series 2015-7A, Class CR3, (3-mo. CME Term SOFR + 2.45%), 6.75%, 04/28/37(a)(b)	USD	4,250	$4,265,040
Series 2015-7A, Class DR3, (3-mo. CME Term SOFR + 3.80%), 8.10%, 04/28/37(a)(b)		1,140	1,142,086
Anchorage Capital CLO 8 Ltd.
Series 2016-8A, Class AR2A, (3-mo. CME Term SOFR + 1.46%), 5.76%, 10/27/34(a)(b)		2,395	2,397,949
Series 2016-8A, Class BR2, (3-mo. CME Term SOFR + 2.06%), 6.36%, 10/27/34(a)(b)		2,800	2,795,486
Anchorage Capital Europe CLO 2 DAC
Series 2A, Class B1R, (3-mo. EURIBOR + 1.60%), 4.39%, 04/15/34(a)(b)	EUR	1,327	1,430,723
Series 2A, Class DR, (3-mo. EURIBOR + 3.55%), 6.34%, 04/15/34(a)(b)		1,380	1,491,554
Anchorage Capital Europe CLO DAC, Series 4A, Class D, (3-mo. EURIBOR + 3.20%), 5.87%, 04/25/34(a)(b)		542	586,484
Apidos CLO LII, Series 2025-52A, Class A1, (3-mo. CME Term SOFR + 1.13%), 5.39%, 04/20/38(a)(b)	USD	2,680	2,667,848
Apidos CLO XV, Series 2013-15A, Class A1RR, (3-mo. CME Term SOFR + 1.27%), 5.57%, 04/20/31(a)(b)		300	299,454
Apidos CLO XVIII-R, Series 2018-18A, Class A1R2, (3-mo. CME Term SOFR + 1.33%), 5.70%, 01/21/30(a)(b)		880	880,079
Apidos CLO XX
Series 2015-20A, Class A1RA, (3-mo. CME Term SOFR + 1.36%), 5.67%, 07/16/31(a)(b)		396	396,449
Series 2015-20A, Class A2RR, (3-mo. CME Term SOFR + 1.81%), 6.12%, 07/16/31(a)(b)		250	249,719
Apidos CLO XXII
Series 2015-22A, Class A1R, (3-mo. CME Term SOFR + 1.32%), 5.62%, 04/20/31(a)(b)		64	63,957
Series 2015-22A, Class A2R, (3-mo. CME Term SOFR + 1.76%), 6.06%, 04/20/31(a)(b)		500	500,000
Series 2015-22A, Class BR, (3-mo. CME Term SOFR + 2.21%), 6.51%, 04/20/31(a)(b)		250	250,000
Series 2015-22A, Class CR, (3-mo. CME Term SOFR + 3.21%), 7.51%, 04/20/31(a)(b)		850	850,000
Apidos CLO XXIV, Series 2016-24A, Class A2LX, (3-mo. CME Term SOFR + 1.61%), 5.91%, 10/20/30(a)(b)		660	660,419
Apidos CLO XXV
Series 2016-25A, Class A1R3, (3-mo. CME Term SOFR + 1.14%), 5.47%, 01/20/37(a)(b)		1,110	1,105,005
Series 2016-25A, Class BR3, (3-mo. CME Term SOFR + 1.60%), 5.93%, 01/20/37(a)(b)		6,850	6,830,403

Security	Par (000)		Value

Asset-Backed Securities (continued)
Apidos CLO XXXI, Series 2019-31A, Class BR, (3-mo. CME Term SOFR + 1.81%), 6.11%, 04/15/31(a)(b)	USD	500	$500,282
Apidos CLO XXXII, Series 2019-32A, Class A1R, (3-mo. CME Term SOFR + 1.10%), 5.39%, 01/20/33(a)(b)		830	827,976
Apidos CLO XXXIV, Series 2020-34A, Class A1R, (3-mo. CME Term SOFR + 1.41%), 5.71%, 01/20/35(a)(b)		6,244	6,247,145
Apidos CLO XXXVI
Series 2021-36A, Class B, (3-mo. CME Term SOFR + 1.86%), 6.16%, 07/20/34(a)(b)		625	624,525
Series 2021-36A, Class D, (3-mo. CME Term SOFR + 3.16%), 7.46%, 07/20/34(a)(b)		250	249,650
Apidos CLO XXXVII
Series 2021-37A, Class A, (3-mo. CME Term SOFR + 1.39%), 5.68%, 10/22/34(a)(b)		450	450,678
Series 2021-37A, Class D, (3-mo. CME Term SOFR + 3.31%), 7.60%, 10/22/34(a)(b)		250	249,587
Series 2021-37A, Class E, (3-mo. CME Term SOFR + 6.56%), 10.85%, 10/22/34(a)(b)		455	456,022
Aqua Finance Trust, Series 2021-A, Class A, 1.54%, 07/17/46(a)		255	232,948
Arbor Realty Commercial Real Estate Notes Ltd., Series 2022-FL1, Class A, (SOFR (30-day) + 1.45%), 5.80%, 01/15/37(a)(b)		188	187,724
AREIT LLC
Series 2022-CRE7, Class A, (1-mo. CME Term SOFR + 2.24%), 6.56%, 06/17/39(a)(b)		2,365	2,363,936
Series 2023-CRE8, Class A, (1-mo. CME Term SOFR + 2.11%), 6.43%, 08/17/41(a)(b)		2,932	2,917,010
AREIT Ltd.
Series 2024-CRE9, Class A, (1-mo. CME Term SOFR + 1.69%), 6.01%, 05/17/41(a)(b)		14,240	14,224,127
Series 2025-CRE10, Class A, (1-mo. CME Term SOFR + 1.39%), 5.71%, 12/17/29(a)(b)		1,830	1,828,408
Ares European CLO XII DAC, Series 12A, Class B1R, (3-mo. EURIBOR + 1.70%), 4.44%, 04/20/32(a)(b)	EUR	889	958,686
Ares LIX CLO Ltd., Series 2021-59A, Class A, (3-mo. CME Term SOFR + 1.29%), 5.59%, 04/25/34(a)(b)	USD	500	499,275
Ares Loan Funding IV Ltd., Series 2023-ALF4A, Class A1, (3-mo. CME Term SOFR + 1.75%), 6.05%, 10/15/36(a)(b)		1,270	1,274,445
Ares LVI CLO Ltd., Series 2020-56A, Class A1R2, (3-mo. CME Term SOFR + 1.25%), 5.55%, 01/25/38(a)(b)		2,110	2,108,951
Ares XLVIII CLO Ltd., Series 2018-48A, Class B, (3-mo. CME Term SOFR + 1.84%), 6.14%, 07/20/30(a)(b)		370	369,457
Argent Mortgage Loan Trust, Series 2005-W1, Class A2, (1-mo. CME Term SOFR + 0.59%), 4.92%, 05/25/35(b)		2,323	1,873,689
Argent Securities Trust Series 2006-M1, Class A2C, (1-mo. CME Term SOFR + 0.41%), 4.74%, 07/25/36(b)		3,642	971,003

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	5

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2025	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities (continued)
Argent Securities Trust Series 2006-W2, Class A2C, (1-mo. CME Term SOFR + 0.69%), 5.02%, 03/25/36(b)	USD	678	$372,250
ARM Master Trust LLC Agricultural Loan Backed Notes, Series 2021-T1, Class A, 2.43%, 11/15/27(a)		155	154,035
Asimi Funding PLC
Series 2024-1, Class B, (1-day SONIA + 1.35%), 5.81%, 09/16/31(b)(e)	GBP	600	774,748
Series 2024-1, Class C, (1-day SONIA + 1.95%), 6.41%, 09/16/31(b)(e)		556	719,296
Asset-Backed European Securitisation Transaction Twenty-Five Srl
Series 25, Class D, (1-mo. EURIBOR + 2.50%), 4.87%, 11/15/39(b)(e)	EUR	314	339,493
Series 25, Class E, (1-mo. EURIBOR + 4.00%), 6.37%, 11/15/39(b)(e)		810	877,689
Asset-Backed European Securitisation Transaction Twenty-Three Sarl
Series 23, Class C, (1-mo. EURIBOR + 1.60%), 3.99%, 03/21/34(b)(e)		500	545,370
Series 23, Class D, (1-mo. EURIBOR + 1.90%), 4.29%, 03/21/34(b)(e)		300	326,849
Series 23, Class E, (1-mo. EURIBOR + 2.40%), 4.79%, 03/21/34(b)(e)		300	327,770
Assurant CLO II Ltd., Series 2018-2A, Class A, (3-mo. CME Term SOFR + 1.30%), 5.60%, 04/20/31(a)(b)	USD	169	168,430
Auto ABS Italian Stella Loans SRL
Series 2024-1, Class C, (1-mo. EURIBOR + 1.70%), 4.06%, 12/29/36(b)(e)	EUR	442	480,225
Series 2024-1, Class D, (1-mo. EURIBOR + 2.30%), 4.66%, 12/29/36(b)(e)		422	458,215
Auto1 Car Funding S.a.r.l
Series 2024-1, Class C, (1-mo. EURIBOR + 1.50%), 3.87%, 12/15/33(b)(e)		300	326,401
Series 2024-1, Class D, (1-mo. EURIBOR + 3.50%), 5.87%, 12/15/33(b)(e)		300	334,197
Avoca CLO XV DAC, Series 15X, Class B2R, (3-mo. EURIBOR + 1.05%), 3.84%, 04/15/31(b)(e)		400	431,099
Avoca CLO XVIII DAC, Series 18A, Class CR, (3-mo. EURIBOR + 2.25%), 4.91%, 01/15/38(a)(b)		400	431,946
Avoca CLO XXII DAC
Series 22A, Class D, (3-mo. EURIBOR + 2.90%), 5.69%, 04/15/35(a)(b)		500	537,924
Series 22X, Class B1, (3-mo. EURIBOR + 1.30%), 4.09%, 04/15/35(b)(e)		850	910,198
Avoca CLO XXIII DAC, Series 23A, Class D, (3-mo. EURIBOR + 3.05%), 5.84%, 04/15/34(a)(b)		500	541,117
Bain Capital Credit CLO Ltd.
Series 2018-2A, Class BR, (3-mo. CME Term SOFR + 1.55%), 5.84%, 07/19/31(a)(b)	USD	500	498,045
Series 2021-3A, Class D, (3-mo. CME Term SOFR + 3.36%), 7.66%, 07/24/34(a)(b)		250	250,000
Series 2021-4A, Class A1R, (3-mo. CME Term SOFR + 1.20%), 5.49%, 10/20/34(a)(b)		560	559,144
Series 2024-2A, Class A1, (3-mo. CME Term SOFR + 1.52%), 5.82%, 07/15/37(a)(b)		7,880	7,897,330

Security	Par (000)		Value

Asset-Backed Securities (continued)
Ballyrock CLO 14 Ltd.
Series 2020-14A, Class A2R, (3-mo. CME Term SOFR + 1.70%), 5.99%, 07/20/37(a)(b)	USD	2,500	$2,497,338
Series 2020-14A, Class DR, (3-mo. CME Term SOFR + 5.85%), 10.14%, 07/20/37(a)(b)		250	247,007
Ballyrock CLO Ltd.
Series 2020-2A, Class DR, (3-mo. CME Term SOFR + 6.41%), 10.71%, 10/20/31(a)(b)		250	250,026
Series 2021-1A, Class A1R, (3-mo. CME Term SOFR + 1.33%), 5.63%, 01/15/38(a)(b)		6,935	6,937,246
BankAmerica Manufactured Housing Contract Trust
Series 1997-2, Class B1, 7.07%, 02/10/22(b)		1,680	200,470
Series 1998-2, Class B1, 7.22%, 12/10/25(b)		2,790	293,757
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class C, 5.17%, 09/17/31(a)		410	408,916
Bardot CLO Ltd., Series 2019-2A, Class ARR, (3-mo. CME Term SOFR + 0.98%), 5.29%, 10/22/32(a)(b)		1,470	1,461,031
Barings CLO Ltd., Series 2015-IA, Class BR, (3-mo. CME Term SOFR + 1.66%), 5.96%, 01/20/31(a)(b)		980	979,345
Battalion CLO 18 Ltd., Series 2020-18A, Class BR, (3-mo. CME Term SOFR + 2.01%), 6.31%, 10/15/36(a)(b)		1,827	1,817,635
Battalion CLO IX Ltd., Series 2015-9A, Class DR, (3-mo. CME Term SOFR + 3.51%), 7.81%, 07/15/31(a)(b)		250	249,047
Battalion CLO VIII Ltd.
Series 2015-8A, Class A1R2, (3-mo. CME Term SOFR + 1.33%), 5.63%, 07/18/30(a)(b)		2,074	2,074,964
Series 2015-8A, Class A2R2, (3-mo. CME Term SOFR + 1.81%), 6.11%, 07/18/30(a)(b)		3,250	3,247,075
Series 2015-8A, Class BR2, (3-mo. CME Term SOFR + 2.26%), 6.56%, 07/18/30(a)(b)		2,901	2,898,740
Battalion CLO XI Ltd., Series 2017-11A, Class BR, (3-mo. CME Term SOFR + 1.98%), 6.28%, 04/24/34(a)(b)		1,000	995,880
Battalion CLO XV Ltd., Series 2020-15A, Class A1RR, (3-mo. CME Term SOFR + 0.98%), 5.28%, 01/17/33(a)(b)		1,580	1,578,420
Bayswater Park CLO Ltd., Series 2023-1A, Class A1, (3-mo. CME Term SOFR + 1.73%), 6.02%, 01/20/37(a)(b)		970	972,114
Bayview Financial Revolving Asset Trust
Series 2004-B, Class A1, (1-mo. CME Term SOFR + 1.11%), 5.44%, 05/28/39(a)(b)		5,434	4,458,372
Series 2004-B, Class A2, (1-mo. CME Term SOFR + 1.41%), 5.74%, 05/28/39(a)(b)		168	77,467
Series 2005-A, Class A1, (1-mo. CME Term SOFR + 1.11%), 5.44%, 02/28/40(a)(b)		1,128	1,015,428
Series 2005-E, Class A1, (1-mo. CME Term SOFR + 1.11%), 5.44%, 12/28/40(a)(b)		118	117,909
BBAM U.S. CLO I Ltd., Series 2022-1A, Class AR, (3-mo. CME Term SOFR + 1.20%), 5.52%, 03/30/38(a)(b)		1,260	1,257,369

6	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2025	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities (continued)
BCMSC Trust
Series 2000-A, Class A2, 7.58%, 06/15/30(b)	USD	1,674	$125,545
Series 2000-A, Class A3, 7.83%, 06/15/30(b)		1,554	120,306
Series 2000-A, Class A4, 8.29%, 06/15/30(b)		1,121	91,882
BDS Ltd.
Series 2022-FL11, Class ATS, (1-mo. CME Term SOFR + 1.80%), 6.12%, 03/19/39(a)(b)		1,536	1,533,080
Series 2024-FL13, Class A, (1-mo. CME Term SOFR + 1.58%), 5.89%, 09/19/39(a)(b)		2,735	2,732,178
Bean Creek CLO Ltd.
Series 2015-1A, Class AR, (3-mo. CME Term SOFR + 1.28%), 5.58%, 04/20/31(a)(b)		28	27,496
Series 2015-1A, Class BR, (3-mo. CME Term SOFR + 1.71%), 6.01%, 04/20/31(a)(b)		439	438,078
Bear Stearns Asset-Backed Securities I Trust
Series 2004-HE7, Class M2, (1-mo. CME Term SOFR + 1.84%), 6.16%, 08/25/34(b)		5	4,786
Series 2006-HE1, Class 1M4, (1-mo. CME Term SOFR + 1.13%), 5.46%, 12/25/35(b)		2,346	2,276,090
Series 2006-HE7, Class 1A2, (1-mo. CME Term SOFR + 0.45%), 4.78%, 09/25/36(b)		771	751,276
Series 2007-HE2, Class 1A4, (1-mo. CME Term SOFR + 0.43%), 4.76%, 03/25/37(b)		951	870,320
Series 2007-HE2, Class 22A, (1-mo. CME Term SOFR + 0.39%), 4.72%, 03/25/37(b)		368	345,357
Series 2007-HE2, Class 23A, (1-mo. CME Term SOFR + 0.39%), 4.72%, 03/25/37(b)		418	399,500
Series 2007-HE3, Class 1A3, (1-mo. CME Term SOFR + 0.36%), 4.69%, 04/25/37(b)		44	43,408
Series 2007-HE3, Class 1A4, (1-mo. CME Term SOFR + 0.46%), 4.79%, 04/25/37(b)		7,220	6,819,409
Benefit Street Partners CLO Ltd., Series 2021- 23A, Class E, (3-mo. CME Term SOFR + 7.07%), 11.37%, 04/25/34(a)(b)		750	750,913
Benefit Street Partners CLO V-B Ltd., Series 2018-5BA, Class A1R, (3-mo. CME Term SOFR + 1.53%), 5.82%, 07/20/37(a)(b)		6,170	6,184,631
Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class A1AR, (3-mo. CME Term SOFR + 1.36%), 5.66%, 01/20/31(a)(b)		640	639,727
Benefit Street Partners CLO X Ltd., Series 2016- 10A, Class A2AR, (3-mo. CME Term SOFR + 1.81%), 6.11%, 04/20/34(a)(b)		710	707,411
Benefit Street Partners CLO XII-B Ltd.
Series 2017-12BRA, Class A, (3-mo. CME Term SOFR + 1.37%), 5.67%, 10/15/37(a)(b)		3,811	3,814,682
Series 2017-12BRA, Class B, (3-mo. CME Term SOFR + 1.70%), 6.00%, 10/15/37(a)(b)		2,000	1,997,111
Benefit Street Partners CLO XIV Ltd., Series 2018-14A, Class AR, (3-mo. CME Term SOFR + 1.37%), 5.66%, 10/20/37(a)(b)		750	750,769
Benefit Street Partners CLO XVI Ltd., Series 2018-16A, Class A1R2, (3-mo. CME Term SOFR + 1.32%), 5.64%, 01/17/38(a)(b)		920	920,920
Benefit Street Partners CLO XX Ltd. Series 2020-20A, Class AR, (3-mo. CME Term SOFR + 1.43%), 5.73%, 07/15/34(a)(b)		3,830	3,832,337

Security	Par (000)		Value

Asset-Backed Securities (continued)
Benefit Street Partners CLO XX Ltd. Series 2020-20A, Class ER, (3-mo. CME Term SOFR + 7.01%), 11.31%, 07/15/34(a)(b)	USD	250	$250,422
Benefit Street Partners CLO XXI Ltd., Series 2020-21A, Class A1R, (3-mo. CME Term SOFR + 1.43%), 5.73%, 10/15/34(a)(b)		250	249,652
Benefit Street Partners CLO XXIII Ltd., Series 2021-23A, Class A1, (3-mo. CME Term SOFR + 1.34%), 5.64%, 04/25/34(a)(b)		800	799,761
Benefit Street Partners CLO XXIX Ltd., Series 2022-29A, Class AR, (3-mo. CME Term SOFR + 1.18%), 5.49%, 01/25/38(a)(b)		2,150	2,149,312
Benefit Street Partners CLO XXVI Ltd., Series 2022-26A, Class AR, (3-mo. CME Term SOFR + 1.38%), 5.67%, 07/20/37(a)(b)		1,310	1,311,350
Benefit Street Partners CLO XXVII Ltd., Series 2022-27A, Class AR, (3-mo. CME Term SOFR + 1.37%), 5.66%, 10/20/37(a)(b)		12,020	12,035,583
Benefit Street Partners CLO XXXVII Ltd., Series 2024-37A, Class A, (3-mo. CME Term SOFR + 1.35%), 5.70%, 01/25/38(a)(b)		4,500	4,493,227
Benefit Street Partners CLO XXXVIII Ltd., Series 2024-38A, Class A, (3-mo. CME Term SOFR + 1.31%), 5.62%, 01/25/38(a)(b)		3,920	3,918,005
BHG Securitization Trust
Series 2021-A, Class B, 2.79%, 11/17/33(a)		1,007	970,595
Series 2022-C, Class B, 5.93%, 10/17/35(a)		1,364	1,365,671
Birch Grove CLO 10 Ltd., Series 2024-10A, Class A, (3-mo. CME Term SOFR + 1.39%), 5.95%, 01/22/38(a)(b)		2,550	2,551,329
Birch Grove CLO 2 Ltd., Series 2021-2A, Class A1R, (3-mo. CME Term SOFR + 1.40%), 5.69%, 10/19/37(a)(b)		870	871,457
Birch Grove CLO 3 Ltd. Series 2021-3A, Class A1R, (3-mo. CME Term SOFR + 1.26%), 5.57%, 01/19/38(a)(b)		370	369,895
Series 2021-3A, Class BR, (3-mo. CME Term SOFR + 1.60%), 5.91%, 01/19/38(a)(b)		520	513,789
Birch Grove CLO Ltd., Series 19A, Class A1RR, (3-mo. CME Term SOFR + 1.59%), 5.89%, 07/17/37(a)(b)		250	250,063
BlueMountain CLO Ltd.
Series 2013-2A, Class A1R, (3-mo. CME Term SOFR + 1.44%), 5.73%, 10/22/30(a)(b)		697	696,301
Series 2013-2A, Class BR, (3-mo. CME Term SOFR + 1.86%), 6.15%, 10/22/30(a)(b)		500	499,250
Series 2015-3A, Class A1R, (3-mo. CME Term SOFR + 1.26%), 5.56%, 04/20/31(a)(b)		1,297	1,295,373
Series 2016-3A, Class A1R2, (3-mo. CME Term SOFR + 1.20%), 5.52%, 11/15/30(a)(b)		888	886,586
Series 2018-2A, Class B, (3-mo. CME Term SOFR + 1.96%), 6.29%, 08/15/31(a)(b)		1,095	1,093,784
Series 2018-3A, Class A1R, (3-mo. CME Term SOFR + 1.19%), 5.49%, 10/25/30(a)(b)		1,755	1,754,793
Series 2018-3A, Class BR, (3-mo. CME Term SOFR + 1.85%), 6.15%, 10/25/30(a)(b)		10,020	10,005,427

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	7

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2025	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities (continued)
BlueMountain CLO XXII Ltd., Series 2018-22A, Class B, (3-mo. CME Term SOFR + 1.76%), 6.06%, 07/15/31(a)(b)	USD	3,970	$3,962,060
BlueMountain CLO XXIX Ltd., Series 2020-29A, Class BR, (3-mo. CME Term SOFR + 2.01%), 6.31%, 07/25/34(a)(b)		1,080	1,078,547
BlueMountain CLO XXVIII Ltd., Series 2021- 28A, Class A, (3-mo. CME Term SOFR + 1.52%), 5.82%, 04/15/34(a)(b)		570	570,144
BlueMountain CLO XXXI Ltd., Series 2021-31A, Class A1, (3-mo. CME Term SOFR + 1.41%), 5.71%, 04/19/34(a)(b)		1,000	997,723
BlueMountain Euro CLO DAC, Series 2021-2A, Class B1, (3-mo. EURIBOR + 1.75%), 4.54%, 10/15/35(a)(b)	EUR	3,280	3,523,841
BlueMountain Fuji U.S. CLO II Ltd., Series 2017- 2A, Class A1AR, (3-mo. CME Term SOFR + 1.26%), 5.56%, 10/20/30(a)(b)	USD	2,429	2,428,418
BRAVO Residential Funding Trust, Series 2024- CES2, Class A1A, 5.55%, 09/25/54(a)(c)		1,617	1,618,208
Brex Commercial Charge Card Master Trust, Series 2024-1, Class A1, 6.05%, 07/15/27(a)		3,325	3,359,568
Bridge Street CLO II Ltd., Series 2021-1A, Class A1A, (3-mo. CME Term SOFR + 1.49%), 5.79%, 07/20/34(a)(b)		500	500,504
Brignole Co.
Series 2024, Class C, (1-mo. EURIBOR + 2.00%), 4.37%, 02/24/42(b)(e)	EUR	245	266,926
Series 2024, Class D, (1-mo. EURIBOR + 4.00%), 6.37%, 02/24/42(b)(e)		354	386,010
Bryant Park Funding Ltd.
Series 2023-19A, Class A1R, (3-mo. CME Term SOFR + 1.20%), 5.49%, 04/15/38(a)(b)	USD	710	708,981
Series 2024-24A, Class A1, (3-mo. CME Term SOFR + 1.40%), 5.70%, 10/15/37(a)(b)		1,500	1,502,458
Series 2024-25A, Class A1, (3-mo. CME Term SOFR + 1.34%), 5.66%, 01/18/38(a)(b)		2,250	2,251,753
Series 2024-25A, Class B, (3-mo. CME Term SOFR + 1.70%), 6.02%, 01/18/38(a)(b)		4,000	3,982,618
Series 2024-25A, Class D1, (3-mo. CME Term SOFR + 2.95%), 7.27%, 01/18/38(a)(b)		500	496,534
Buckhorn Park CLO Ltd., Series 2019-1A, Class ARR, (3-mo. CME Term SOFR + 1.07%), 5.36%, 07/18/34(a)(b)		2,400	2,392,800
BXMT Ltd. Mortgage-Backed Securities, Series 2025-FL5, Class A, (1-mo. CME Term SOFR + 1.64%), 5.96%, 10/18/42(a)(b)		1,804	1,799,490
Canyon Capital CLO Ltd., Series 2016-1A, Class AR, (3-mo. CME Term SOFR + 1.33%), 5.63%, 07/15/31(a)(b)		294	294,436
Canyon CLO Ltd.
Series 2018-1A, Class A, (3-mo. CME Term SOFR + 1.33%), 5.63%, 07/15/31(a)(b)		760	759,735
Series 2020-3A, Class BR, (3-mo. CME Term SOFR + 1.95%), 6.25%, 10/15/37(a)(b)		1,610	1,605,233
Series 2023-2A, Class B, (3-mo. CME Term SOFR + 2.05%), 6.35%, 05/15/37(a)(b)		6,800	6,806,769
Cardiff Auto Receivables Securitisation PLC Series 2024-1, Class C, (1-day SONIA + 1.90%), 6.36%, 08/20/31(b)(e)	GBP	1,743	2,256,672

Security	Par (000)		Value

Asset-Backed Securities (continued)
Cardiff Auto Receivables Securitisation PLC Series 2024-1, Class D, (1-day SONIA + 2.60%), 7.06%, 08/20/31(b)(e)	GBP	1,320	$1,710,873
Carlyle C17 CLO Ltd., Series C17A, Class A1AR, (3-mo. CME Term SOFR + 1.29%), 5.58%, 04/30/31(a)(b)	USD	2,572	2,569,607
Carlyle Global Market Strategies CLO Ltd.
Series 2013-3A, Class A1AR, (3-mo. CME Term SOFR + 1.36%), 5.66%, 10/15/30(a)(b)		31	30,843
Series 2014-1A, Class A1R2, (3-mo. CME Term SOFR + 1.23%), 5.53%, 04/17/31(a)(b)		1,122	1,122,317
Series 2014-2RA, Class A1, (3-mo. CME Term SOFR + 1.31%), 5.64%, 05/15/31(a)(b)		873	871,870
Series 2014-3RA, Class A1A, (3-mo. CME Term SOFR + 1.31%), 5.61%, 07/27/31(a)(b)		143	143,106
Series 2014-5A, Class A1RR, (3-mo. CME Term SOFR + 1.40%), 5.70%, 07/15/31(a)(b)		551	551,193
Series 2014-5A, Class A2RR, (3-mo. CME Term SOFR + 1.71%), 6.01%, 07/15/31(a)(b)		830	830,565
Carlyle U.S. CLO Ltd. Series 2017-3A, Class A1R2, (3-mo. CME Term SOFR + 1.40%), 5.69%, 10/21/37(a)(b)		6,810	6,818,540
Series 2017-3A, Class BR2, (3-mo. CME Term SOFR + 1.78%), 6.07%, 10/21/37(a)(b)		5,170	5,175,311
Series 2017-4A, Class A1, (3-mo. CME Term SOFR + 1.44%), 5.74%, 01/15/30(a)(b)		1,042	1,041,617
Series 2019-1A, Class A1AR, (3-mo. CME Term SOFR + 1.34%), 5.64%, 04/20/31(a)(b)		1,116	1,117,438
Series 2023-1A, Class B, (3-mo. CME Term SOFR + 2.60%), 6.89%, 07/20/35(a)(b)		750	752,985
Carrington Mortgage Loan Trust
Series 2006-NC1, Class M2, (1-mo. CME Term SOFR + 0.74%), 5.07%, 01/25/36(b)		610	531,482
Series 2006-NC4, Class A3, (1-mo. CME Term SOFR + 0.27%), 4.60%, 10/25/36(b)		219	215,414
CarVal CLO VC Ltd.
Series 2021-2A, Class D, (3-mo. CME Term SOFR + 3.51%), 7.81%, 10/15/34(a)(b)		250	249,516
Series 2021-2A, Class E, (3-mo. CME Term SOFR + 7.01%), 11.31%, 10/15/34(a)(b)		250	250,560
CarVal CLO VIII-C Ltd., Series 2022-2A, Class A1R, (3-mo. CME Term SOFR + 1.42%), 5.71%, 10/22/37(a)(b)		730	730,367
Cascade MH Asset Trust, Series 2019-MH1, Class A, 4.00%, 11/25/44(a)(b)		6,620	6,256,771
Cayuga Park CLO Ltd., Series 2020-1A, Class AR, (3-mo. CME Term SOFR + 1.38%), 5.68%, 07/17/34(a)(b)		3,270	3,273,805
CBAM Ltd.
Series 2018-5A, Class B1, (3-mo. CME Term SOFR + 1.66%), 5.96%, 04/17/31(a)(b)		710	706,519

8	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2025	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities (continued)
CBAM Ltd.
Series 2018-6A, Class B1R, (3-mo. CME Term SOFR + 2.36%), 6.66%, 01/15/31(a)(b)	USD	250	$249,679
Series 2018-7A, Class A, (3-mo. CME Term SOFR + 1.36%), 5.66%, 07/20/31(a)(b)		148	148,390
Series 2018-7A, Class B1, (3-mo. CME Term SOFR + 1.86%), 6.16%, 07/20/31(a)(b)		250	249,877
Series 2019-10A, Class A1R, (3-mo. CME Term SOFR + 1.38%), 5.68%, 04/20/32(a)(b)		3,554	3,558,289
Series 2020-12A, Class AR, (3-mo. CME Term SOFR + 1.44%), 5.74%, 07/20/34(a)(b)		436	435,069
C-BASS Trust
Series 2006-CB7, Class A4, (1-mo. CME Term SOFR + 0.43%), 4.76%, 10/25/36(b)		357	235,766
Series 2006-CB9, Class A4, (1-mo. CME Term SOFR + 0.57%), 4.90%, 11/25/36(b)		329	147,605
Cedar Funding II CLO Ltd.
Series 2013-1A, Class ARR, (3-mo. CME Term SOFR + 1.34%), 5.64%, 04/20/34(a)(b)		3,255	3,239,560
Series 2013-1A, Class BRR, (3-mo. CME Term SOFR + 1.61%), 5.91%, 04/20/34(a)(b)		3,110	3,087,611
Cedar Funding V CLO Ltd., Series 2016-5A, Class A1R, (3-mo. CME Term SOFR + 1.36%), 5.66%, 07/17/31(a)(b)		1,371	1,370,857
Cedar Funding VI CLO Ltd., Series 2016-6A, Class ARR, (3-mo. CME Term SOFR + 1.31%), 5.61%, 04/20/34(a)(b)		18,290	18,190,603
Cedar Funding VII CLO Ltd., Series 2018-7A, Class AR, (3-mo. CME Term SOFR + 1.08%), 5.37%, 01/20/31(a)(b)		138	138,056
Cedar Funding XI CLO Ltd.
Series 2019-11A, Class A1R2, (3-mo. CME Term SOFR + 1.06%), 5.37%, 05/29/32(a)(b)		2,070	2,067,930
Series 2019-11A, Class A2R2, (3-mo. CME Term SOFR + 1.30%), 5.61%, 05/29/32(a)(b)		1,220	1,218,795
Cedar Funding XIV CLO Ltd., Series 2021-14A, Class B1R, (3-mo. CME Term SOFR + 1.70%), 6.00%, 10/15/37(a)(b)		770	767,664
CIFC European Funding CLO II DAC, Series 2X, Class B1, (3-mo. EURIBOR + 1.60%), 4.39%, 04/15/33(b)(e)	EUR	900	969,310
CIFC Funding Ltd.
Series 2013-1A, Class A2R, (3-mo. CME Term SOFR + 2.01%), 6.32%, 07/16/30(a)(b)	USD	1,250	1,252,074
Series 2013-1A, Class CR, (3-mo. CME Term SOFR + 3.81%), 8.12%, 07/16/30(a)(b)		250	250,127
Series 2013-2A, Class A1L2, (3-mo. CME Term SOFR + 1.26%), 5.56%, 10/18/30(a)(b)		127	126,918
Series 2013-2A, Class A2L2, (3-mo. CME Term SOFR + 1.76%), 6.06%, 10/18/30(a)(b)		250	249,894

Security	Par (000)		Value

Asset-Backed Securities (continued)
CIFC Funding Ltd.
Series 2014-1A, Class BR2, (3-mo. CME Term SOFR + 1.66%), 5.96%, 01/18/31(a)(b)	USD	3,320	$3,315,538
Series 2015-1A, Class ARR, (3-mo. CME Term SOFR + 1.37%), 5.66%, 01/22/31(a)(b)		122	121,548
Series 2015-1A, Class BRR, (3-mo. CME Term SOFR + 1.71%), 6.00%, 01/22/31(a)(b)		250	249,845
Series 2015-4A, Class A1A2, (3-mo. CME Term SOFR + 1.33%), 5.63%, 04/20/34(a)(b)		510	509,745
Series 2017-1A, Class ARR, (3-mo. CME Term SOFR + 1.55%), 5.84%, 04/21/37(a)(b)		6,190	6,204,576
Series 2017-1A, Class BRR, (3-mo. CME Term SOFR + 2.05%), 6.34%, 04/21/37(a)(b)		3,710	3,713,753
Series 2017-1A, Class CRR, (3-mo. CME Term SOFR + 2.45%), 6.74%, 04/21/37(a)(b)		250	250,882
Series 2017-5A, Class AR, (3-mo. CME Term SOFR + 1.41%), 5.71%, 07/17/37(a)(b)		1,770	1,771,544
Series 2018-1A, Class A1R, (3-mo. CME Term SOFR + 1.32%), 5.67%, 01/18/38(a)(b)		3,140	3,140,087
Series 2018-1A, Class BR, (3-mo. CME Term SOFR + 1.70%), 6.05%, 01/18/38(a)(b)		1,510	1,508,941
Series 2018-2A, Class A1R, (3-mo. CME Term SOFR + 1.37%), 5.66%, 10/20/37(a)(b)		250	250,352
Series 2018-2A, Class BR, (3-mo. CME Term SOFR + 1.75%), 6.04%, 10/20/37(a)(b)		1,000	1,001,430
Series 2018-3A, Class A, (3-mo. CME Term SOFR + 1.36%), 5.66%, 07/18/31(a)(b)		515	514,612
Series 2019-1A, Class A1R2, (3-mo. CME Term SOFR + 1.36%), 5.65%, 10/20/37(a)(b)		6,729	6,725,635
Series 2019-5A, Class A1R1, (3-mo. CME Term SOFR + 1.40%), 5.70%, 01/15/35(a)(b)		400	400,729
Series 2019-6A, Class A1R, (3-mo. CME Term SOFR + 1.45%), 5.76%, 07/16/37(a)(b)		6,170	6,179,277
Series 2020-1A, Class A1R, (3-mo. CME Term SOFR + 1.41%), 5.71%, 07/15/36(a)(b)		1,200	1,202,100
Series 2020-1A, Class BR, (3-mo. CME Term SOFR + 1.91%), 6.21%, 07/15/36(a)(b)		3,260	3,256,392
Series 2020-3A, Class A1R, (3-mo. CME Term SOFR + 1.39%), 5.69%, 10/20/34(a)(b)		12,140	12,158,628
Series 2020-3A, Class BR, (3-mo. CME Term SOFR + 1.91%), 6.21%, 10/20/34(a)(b)		780	779,478
Series 2020-4A, Class A1R, (3-mo. CME Term SOFR + 1.30%), 5.73%, 01/15/40(a)(b)		500	499,772
Series 2021-1A, Class A1R, (3-mo. CME Term SOFR + 1.42%), 5.72%, 07/25/37(a)(b)		250	250,264

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	9

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2025	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities (continued)
CIFC Funding Ltd.
Series 2021-1A, Class BR, (3-mo. CME Term SOFR + 1.75%), 6.05%, 07/25/37(a)(b)	USD 5,280	$5,266,274
Series 2021-3A, Class B, (3-mo. CME Term SOFR + 1.96%), 6.26%, 07/15/36(a)(b)	490	490,380
Series 2021-4A, Class AR, (3-mo. CME Term SOFR + 1.36%), 5.65%, 07/23/37(a)(b)	8,210	8,213,192
Series 2021-4A, Class BR, (3-mo. CME Term SOFR + 1.65%), 5.94%, 07/23/37(a)(b)	500	499,509
Series 2021-4A, Class CR, (3-mo. CME Term SOFR + 1.90%), 6.19%, 07/23/37(a)(b)	250	250,329
Series 2021-5A, Class A1R, (3-mo. CME Term SOFR + 1.26%), 5.57%, 01/15/38(a)(b)	2,315	2,312,770
Series 2021-6A, Class A, (3-mo. CME Term SOFR + 1.40%), 5.70%, 10/15/34(a)(b)	840	841,422
Series 2021-6A, Class B, (3-mo. CME Term SOFR + 1.91%), 6.21%, 10/15/34(a)(b)	700	699,069
Series 2023-3A, Class A, (3-mo. CME Term SOFR + 1.60%), 5.89%, 01/20/37(a)(b)	2,410	2,414,823
Series 2024-3A, Class A1, (3-mo. CME Term SOFR + 1.48%), 5.77%, 07/21/37(a)(b)	690	691,725
Series 2025-1A, Class A, (3-mo. CME Term SOFR + 1.15%), 5.40%, 04/23/38(a)(b)	250	249,083
Series 2025-2A, Class A, (3-mo. CME Term SOFR + 1.13%), 5.41%, 04/15/38(a)(b)	3,640	3,624,704
CIT Mortgage Loan Trust
Series 2007-1, Class 1M2, (1-mo. CME Term SOFR + 2.74%), 7.06%, 10/25/37(a)(b)	1,821	1,770,460
Series 2007-1, Class 2M2, (1-mo. CME Term SOFR + 2.74%), 7.06%, 10/25/37(a)(b)	397	373,769
Citigroup Mortgage Loan Trust
Series 2007-AHL2, Class A3B, (1-mo. CME Term SOFR + 0.31%), 4.64%, 05/25/37(b)	4,242	2,754,752
Series 2007-AHL2, Class A3C, (1-mo. CME Term SOFR + 0.38%), 4.71%, 05/25/37(b)	1,927	1,251,108
Series 2007-AHL3, Class A3B, (1-mo. CME Term SOFR + 0.28%), 4.61%, 07/25/45(b)	3,059	2,114,582
Clover CLO LLC
Series 2018-1A, Class A1RR, (3-mo. CME Term SOFR + 1.53%), 5.82%, 04/20/37(a)(b)	4,120	4,128,182
Series 2018-1A, Class B1RR, (3-mo. CME Term SOFR + 1.95%), 6.24%, 04/20/37(a)(b)	750	749,952
Series 2021-3A, Class AR, (3-mo. CME Term SOFR + 1.07%), 5.37%, 01/25/35(a)(b)	270	269,703
College Ave Student Loans LLC
Series 2021-B, Class B, 2.42%, 06/25/52(a)	711	645,794
Series 2021-B, Class C, 2.72%, 06/25/52(a)	321	296,136
Series 2021-B, Class D, 3.78%, 06/25/52(a)	79	73,969
College Ave Student Loans Trust, Series 2024-A, Class A1B, (SOFR (30-day) + 1.75%), 6.09%, 06/25/54(a)(b)	8,291	8,448,219
Concord Music Royalties LLC, Series 2024-1A, Class A, 5.64%, 10/20/74(a)	2,620	2,604,617
Conseco Finance Corp.
Series 1997-3, Class M1, 7.53%, 03/15/28(b)	373	380,022
Series 1997-6, Class M1, 7.21%, 01/15/29(b)	64	65,446
Series 1998-4, Class M1, 6.83%, 04/01/30(b)	144	146,286
Series 1999-5, Class A5, 7.86%, 03/01/30(b)	774	233,706
Series 1999-5, Class A6, 7.50%, 03/01/30(b)	830	239,387

Security	Par (000)	Value

Asset-Backed Securities (continued)
Conseco Finance Securitizations Corp.
Series 2000-1, Class A5, 8.06%, 09/01/29(b)	USD 1,445	$210,094
Series 2000-4, Class A6, 8.31%, 05/01/32(b)	1,224	178,588
Series 2000-5, Class A6, 7.96%, 05/01/31	2,105	438,426
Series 2000-5, Class A7, 8.20%, 05/01/31	3,840	823,917
Cook Park CLO Ltd., Series 2018-1A, Class B, (3-mo. CME Term SOFR + 1.66%), 5.96%, 04/17/30(a)(b)	250	249,466
Countrywide Asset-Backed Certificates
Series 2004-5, Class A, (1-mo. CME Term SOFR + 1.01%), 5.34%, 10/25/34(b)	292	284,680
Series 2005-16, Class 1AF, 4.53%, 04/25/36(b)	1,913	1,682,775
Series 2006-14, Class M1, (1-mo. CME Term SOFR + 0.55%), 4.87%, 02/25/37(b)	1,119	989,097
Series 2006-18, Class M1, (1-mo. CME Term SOFR + 0.56%), 4.89%, 03/25/37(b)	6,537	6,677,643
Series 2006-22, Class M1, (1-mo. CME Term SOFR + 0.46%), 4.78%, 05/25/47(b)	823	717,452
Series 2006-SPS1, Class A, (1-mo. CME Term SOFR + 0.33%), 4.66%, 12/25/25(b)	5	29,210
Series 2007-12, Class 1A2, (1-mo. CME Term SOFR + 0.95%), 5.28%, 08/25/47(b)	2,600	2,527,792
Series 2007-SEA2, Class 2A1, (1-mo. CME Term SOFR + 1.61%), 5.94%, 06/25/47(a)(b)	1,340	1,062,339
Countrywide Asset-Backed Certificates Revolving Home Equity Loan Trust, Series 2004-U, Class 2A, (1-mo. CME Term SOFR + 0.38%), 4.70%, 03/15/34(b)	156	155,237
Credit Suisse First Boston Mortgage Securities Corp.
Series 2001-MH29, Class B1, 8.10%, 09/25/31(b)	491	496,331
Series 2004-CF2, Class 1B, 6.00%, 01/25/43(a)(c)	304	229,051
Credit-Based Asset Servicing & Securitization LLC
Series 2006-CB2, Class AF4, 2.99%, 12/25/36(c)	314	261,086
Series 2006-MH1, Class B1, 6.75%, 10/25/36(a)(c)	319	316,472
Series 2006-MH1, Class B2, 6.75%, 10/25/36(a)(c)	2,962	2,386,835
Series 2006-SL1, Class A2, 6.06%, 09/25/36(a)(c)	2,715	90,185
Series 2007-CB6, Class A4, (1-mo. CME Term SOFR + 0.45%), 4.77%, 07/25/37(a)(b)	390	255,329
CreekSource Dunes Creek CLO Ltd.
Series 2024-1X, Class A1, (3-mo. CME Term SOFR + 1.41%), 5.74%, 01/15/38(b)(e)	250	250,248
Series 2024-1X, Class B, (3-mo. CME Term SOFR + 1.75%), 6.08%, 01/15/38(b)(e)	1,040	1,037,172
Crown City CLO III, Series 2021-1A, Class A1A, (3-mo. CME Term SOFR + 1.43%), 5.73%, 07/20/34(a)(b)	250	249,585
Crown Point CLO 10 Ltd., Series 2021-10A, Class B, (3-mo. CME Term SOFR + 1.96%), 6.26%, 07/20/34(a)(b)	490	489,273

10	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2025	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities (continued)
CVC Cordatus Loan Fund IV DAC, Series 4X, Class BR1, (3-mo. EURIBOR + 1.30%), 3.83%, 02/22/34(b)(e)	EUR	990	$1,063,005
CVC Cordatus Loan Fund V DAC, Series 5X, Class B1R, (3-mo. EURIBOR + 1.50%), 4.24%, 07/21/30(b)(e)		250	270,467
CWHEQ Home Equity Loan Trust
Series 2006-S3, Class A4, 5.42%, 01/25/29(c)	USD	34	79,392
Series 2006-S5, Class A5, 6.16%, 06/25/35		42	64,061
CWHEQ Revolving Home Equity Loan Trust
Series 2005-B, Class 2A, (1-mo. CME Term SOFR + 0.29%), 4.61%, 05/15/35(b)		44	43,726
Series 2006-C, Class 2A, (1-mo. CME Term SOFR + 0.29%), 4.61%, 05/15/36(b)		365	361,060
Series 2006-H, Class 1A, (1-mo. CME Term SOFR + 0.26%), 4.58%, 11/15/36(b)		207	202,249
Series 2006-I, Class 1A, (1-mo. CME Term SOFR + 0.25%), 4.57%, 01/15/37(b)		204	194,612
Diameter Capital CLO 1 Ltd., Series 2021-1A, Class A1R, (3-mo. CME Term SOFR + 1.39%), 5.69%, 10/15/37(a)(b)		1,180	1,181,737
Diameter Capital CLO 2 Ltd., Series 2021-2A, Class A1R, (3-mo. CME Term SOFR + 1.39%), 5.69%, 10/15/37(a)(b)		250	249,753
Diameter Capital CLO 3 Ltd., Series 2022-3A, Class A1R, (3-mo. CME Term SOFR + 1.33%), 5.62%, 01/15/38(a)(b)		2,492	2,487,044
Diameter Capital CLO 8 Ltd., Series 2024-8A, Class A1A, (3-mo. CME Term SOFR + 1.40%), 5.95%, 10/20/37(a)(b)		22,190	22,218,909
Diameter Capital CLO 9 Ltd., Series 2025-9A, Class A, (3-mo. CME Term SOFR + 1.17%), 5.49%, 04/20/38(a)(b)		593	590,597
Dowson PLC
Series 2024-1, Class D, (1-day SONIA + 2.35%), 6.81%, 08/20/31(b)(e)	GBP	344	442,050
Series 2024-1, Class E, (1-day SONIA + 3.95%), 8.41%, 08/20/31(b)(e)		408	524,527
Series 2024-1, Class F, (1-day SONIA + 6.95%), 11.41%, 08/20/31(b)(e)		496	637,749
Dryden 104 CLO Ltd., Series 2022-104A, Class A1R, (3-mo. CME Term SOFR + 1.29%), 5.61%, 08/20/34(a)(b)	USD	3,180	3,180,162
Dryden 37 Senior Loan Fund, Series 2015-37A, Class AR, (3-mo. CME Term SOFR + 1.36%), 5.66%, 01/15/31(a)(b)		312	311,769
Dryden 40 Senior Loan Fund, Series 2015-40A, Class AR2, (3-mo. CME Term SOFR + 1.15%), 5.47%, 08/15/31(a)(b)		3,994	3,989,589
Dryden 41 Senior Loan Fund, Series 2015-41A, Class AR, (3-mo. CME Term SOFR + 1.23%), 5.53%, 04/15/31(a)(b)		1,905	1,904,794
Dryden 43 Senior Loan Fund, Series 2016-43A, Class AR3, (3-mo. CME Term SOFR + 1.07%), 5.36%, 04/20/34(a)(b)		5,540	5,528,387
Dryden 49 Senior Loan Fund
Series 2017-49A, Class AR, (3-mo. CME Term SOFR + 1.21%), 5.51%, 07/18/30(a)(b)		506	505,660
Series 2017-49A, Class BR, (3-mo. CME Term SOFR + 1.86%), 6.16%, 07/18/30(a)(b)		500	500,125

Security	Par (000)		Value

Asset-Backed Securities (continued)
Dryden 50 Senior Loan Fund, Series 2017-50A, Class B, (3-mo. CME Term SOFR + 1.91%), 6.21%, 07/15/30(a)(b)	USD	450	$450,118
Dryden 53 CLO Ltd., Series 2017-53A, Class A, (3-mo. CME Term SOFR + 1.38%), 5.68%, 01/15/31(a)(b)		13,315	13,304,188
Dryden 54 Senior Loan Fund, Series 2017-54A, Class AR, (3-mo. CME Term SOFR + 1.15%), 5.44%, 10/19/29(a)(b)		1,997	1,996,268
Dryden 55 CLO Ltd., Series 2018-55A, Class A1, (3-mo. CME Term SOFR + 1.28%), 5.58%, 04/15/31(a)(b)		1,649	1,649,718
Dryden 64 CLO Ltd., Series 2018-64A, Class A, (3-mo. CME Term SOFR + 1.23%), 5.53%, 04/18/31(a)(b)		354	354,293
Dryden 65 CLO Ltd., Series 2018-65A, Class B, (3-mo. CME Term SOFR + 1.86%), 6.16%, 07/18/30(a)(b)		300	300,148
Dryden 76 CLO Ltd., Series 2019-76A, Class A1R2, (3-mo. CME Term SOFR + 1.37%), 5.67%, 10/15/37(a)(b)		1,000	1,000,691
Dryden 77 CLO Ltd.
Series 2020-77A, Class AR, (3-mo. CME Term SOFR + 1.38%), 5.70%, 05/20/34(a)(b)		3,580	3,583,624
Series 2020-77A, Class XR, (3-mo. CME Term SOFR + 1.26%), 5.58%, 05/20/34(a)(b)		156	156,226
Dryden Senior Loan Fund, Series 2021-87A, Class A1, (3-mo. CME Term SOFR + 1.36%), 5.68%, 05/20/34(a)(b)		2,330	2,332,065
Dryden XXVI Senior Loan Fund, Series 2013- 26A, Class AR, (3-mo. CME Term SOFR + 1.16%), 5.46%, 04/15/29(a)(b)		1,612	1,611,905
Eaton Vance CLO Ltd.
Series 2013-1A, Class A23R, (3-mo. CME Term SOFR + 1.81%), 6.11%, 01/15/34(a)(b)		1,190	1,187,513
Series 2014-1RA, Class A2, (3-mo. CME Term SOFR + 1.75%), 6.05%, 07/15/30(a)(b)		250	250,111
Edenbrook Mortgage Funding PLC
Series 2024-1, Class C, (1-day SONIA + 1.95%), 6.43%, 03/22/57(b)(e)	GBP	1,611	2,086,698
Series 2024-1, Class D, (1-day SONIA + 2.55%), 7.03%, 03/22/57(b)(e)		931	1,210,741
EDvestinU Private Education Loan Issue No 4 LLC, Series 2022-A, Class A, 5.25%, 11/25/40(a)	USD	2,290	2,287,786
Elmwood CLO 23 Ltd., Series 2023-2A, Class A, (3-mo. CME Term SOFR + 1.80%), 6.11%, 04/16/36(a)(b)		2,030	2,028,418
Elmwood CLO 27 Ltd., Series 2024-3A, Class B, (3-mo. CME Term SOFR + 1.95%), 6.24%, 04/18/37(a)(b)		1,040	1,046,195
Elmwood CLO 29 Ltd., Series 2024-5A, Class AR1, (3-mo. CME Term SOFR + 1.52%), 5.81%, 04/20/37(a)(b)		4,760	4,770,918
Elmwood CLO 30 Ltd., Series 2024-6A, Class A, (3-mo. CME Term SOFR + 1.43%), 5.73%, 07/17/37(a)(b)		2,410	2,413,040

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	11

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2025	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities (continued)
Elmwood CLO 36 Ltd., Series 2024-12RA, Class AR, (3-mo. CME Term SOFR + 1.34%), 5.75%, 10/20/37(a)(b)	USD 1,770	$1,771,770
Elmwood CLO 38 Ltd., Series 2025-1A, Class A, (3-mo. CME Term SOFR + 1.15%), 5.43%, 04/22/38(a)(b)	630	627,723
Elmwood CLO I Ltd., Series 2019-1A, Class A1RR, (3-mo. CME Term SOFR + 1.52%), 5.81%, 04/20/37(a)(b)	250	250,375
Elmwood CLO II Ltd.
Series 2019-2A, Class A1RR, (3-mo. CME Term SOFR + 1.35%), 5.64%, 10/20/37(a)(b)	6,690	6,696,746
Series 2019-2A, Class BRR, (3-mo. CME Term SOFR + 1.70%), 5.99%, 10/20/37(a)(b)	1,600	1,594,581
Series 2019-2A, Class D1RR, (3-mo. CME Term SOFR + 3.05%), 7.34%, 10/20/37(a)(b)	250	247,654
Series 2019-2A, Class ERR, (3-mo. CME Term SOFR + 5.75%), 10.04%, 10/20/37(a)(b)	1,500	1,500,476
Elmwood CLO III Ltd., Series 2019-3A, Class BRR, (3-mo. CME Term SOFR + 1.70%), 5.99%, 07/18/37(a)(b)	670	667,574
Elmwood CLO IV Ltd., Series 2020-1A, Class DR, (3-mo. CME Term SOFR + 3.35%), 7.64%, 04/18/37(a)(b)	1,000	1,004,399
Elmwood CLO VI Ltd., Series 2020-3A, Class ARR, (3-mo. CME Term SOFR + 1.38%), 5.67%, 07/18/37(a)(b)	5,230	5,232,924
Elmwood CLO VII Ltd., Series 2020-4A, Class A1RR, (3-mo. CME Term SOFR + 1.36%), 5.92%, 10/17/37(a)(b)	790	790,399
Elmwood CLO X Ltd.
Series 2021-3A, Class A1R, (3-mo. CME Term SOFR + 1.27%), 5.56%, 04/20/34(a)(b)	3,000	2,999,915
Series 2021-3A, Class BR, (3-mo. CME Term SOFR + 1.75%), 6.04%, 04/20/34(a)(b)	1,250	1,244,430
Elmwood CLO XII Ltd., Series 2021-5A, Class AR, (3-mo. CME Term SOFR + 1.36%), 5.66%, 10/15/37(a)(b)	4,310	4,311,773
Enterprise Fleet Financing LLC, Series 2024-4, Class A4, 4.70%, 06/20/31(a)	1,537	1,543,413
Euro-Galaxy III CLO BV
Series 2013-3A, Class CRRR, (3-mo EURIBOR + 2.35%), 5.02%, 04/24/34(a)(b)	EUR 700	753,610
Series 2013-3A, Class DRRR, (3-mo EURIBOR + 3.25%), 5.92%, 04/24/34(a)(b)	1,585	1,706,212
Fairstone Financial Issuance Trust I,
Series 2020-1A, Class B, 3.74%, 10/20/39(a)	CAD 2,743	1,888,220
FBR Securitization Trust, Series 2005-5, Class M2, (1-mo. CME Term SOFR + 0.82%), 5.14%, 11/25/35(b)	USD 3,605	3,567,729
FIGRE Trust, Series 2024-SL1, Class A1, 5.75%, 07/25/53(a)(b)	4,780	4,798,520
First Franklin Mortgage Loan Trust
Series 2004-FFH3, Class M3, (1-mo. CME Term SOFR + 1.16%), 5.49%, 10/25/34(b)	1,000	900,914
Series 2006-FF13, Class A1, (1-mo. CME Term SOFR + 0.35%), 4.68%, 10/25/36(b)	1,838	1,186,639

Security	Par (000)	Value

Asset-Backed Securities (continued)
First Franklin Mortgage Loan Trust
Series 2006-FF13, Class A2C, (1-mo. CME Term SOFR + 0.43%), 4.76%, 10/25/36(b)	USD 1,077	$705,269
Series 2006-FF16, Class 2A3, (1-mo. CME Term SOFR + 0.39%), 4.72%, 12/25/36(b)	9,053	3,650,232
Series 2006-FF17, Class A5, (1-mo. CME Term SOFR + 0.26%), 4.59%, 12/25/36(b)	8,243	7,020,436
Series 2006-FFH1, Class M2, (1-mo. CME Term SOFR + 0.71%), 5.04%, 01/25/36(b)	2,858	2,595,037
FirstKey Homes Trust
Series 2020-SFR1, Class F1, 3.64%, 08/17/37(a)	2,690	2,660,415
Series 2022-SFR3, Class E2, 3.50%, 07/17/38(a)	5,641	5,434,717
Flatiron CLO 18 Ltd., Series 2018-1A, Class A, (3-mo. CME Term SOFR + 1.21%), 5.51%, 04/17/31(a)(b)	262	261,636
Flatiron CLO 19 Ltd.
Series 2019-1A, Class AR, (3-mo. CME Term SOFR + 1.34%), 5.67%, 11/16/34(a)(b)	891	891,320
Series 2019-1A, Class DR, (3-mo. CME Term SOFR + 3.26%), 7.59%, 11/16/34(a)(b)	250	250,022
Flatiron CLO 20 Ltd., Series 2020-1A, Class BR, (3-mo. CME Term SOFR + 1.92%), 6.24%, 05/20/36(a)(b)	1,160	1,159,402
Flatiron CLO 21 Ltd.
Series 2021-1A, Class A1R, (3-mo. CME Term SOFR + 1.36%), 5.65%, 10/19/37(a)(b)	13,960	13,965,444
Series 2021-1A, Class A2R, (3-mo. CME Term SOFR + 1.58%), 5.87%, 10/19/37(a)(b)	1,980	1,975,764
Series 2021-1A, Class BR, (3-mo. CME Term SOFR + 1.70%), 5.99%, 10/19/37(a)(b)	1,200	1,195,888
Flatiron CLO 25 Ltd.
Series 2024-2A, Class A, (3-mo. CME Term SOFR + 1.35%), 5.62%, 10/17/37(a)(b)	1,140	1,140,432
Series 2024-2A, Class B, (3-mo. CME Term SOFR + 1.60%), 5.87%, 10/17/37(a)(b)	600	598,754
FNA 8 LLC, Series 2025-1, Class A, 5.62%, 03/15/45(a)(b)	9,051	9,051,000
Fort Greene Park CLO LLC, Series 2025-2A, Class AR, (3-mo. CME Term SOFR + 0.95%), 5.27%, 04/22/34(a)(b)	11,270	11,220,436
Fortuna Consumer Loan Abs DAC
Series 2024-2, Class C, (1-mo. EURIBOR + 1.65%), 4.02%, 10/18/34(b)	EUR 800	870,316
Series 2024-2, Class E, (1-mo. EURIBOR + 4.10%), 6.47%, 10/18/34(b)	2,300	2,523,295
Foundation Finance Trust
Series 2021-2A, Class A, 2.19%, 01/15/42(a)	USD 2,283	2,137,774
Series 2024-1A, Class B, 5.95%, 12/15/49(a)	909	931,386
Series 2024-2A, Class B, 4.93%, 03/15/50(a)	1,572	1,561,205
Fremont Home Loan Trust, Series 2006-3, Class 1A1, (1-mo. CME Term SOFR + 0.39%), 4.72%, 02/25/37(b)	1,765	1,293,880
FS Rialto Issuer Ltd.
Series 2022-FL4, Class A, (SOFR (30-day) + 1.90%), 6.25%, 01/19/39(a)(b)	5,414	5,407,985
Series 2024-FL9, Class A, (1-mo. CME Term SOFR + 1.63%), 5.95%, 10/19/39(a)(b)	4,627	4,622,470

12	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2025	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities (continued)
FS Rialto Issuer Ltd. Series 2025-FL10, Class A, (1-mo. CME Term SOFR + 1.39%), 5.69%, 08/19/42(a)(b)	USD	1,610	$1,595,813
FTA Consumo Santander
Series 7, Class B, (3-mo. EURIBOR + 1.30%), 4.19%, 07/20/38(b)(e)	EUR	1,300	1,409,221
Series 7, Class C, (3-mo. EURIBOR + 1.65%), 4.54%, 07/20/38(b)(e)		1,100	1,189,236
Galaxy XV CLO Ltd., Series 2013-15A, Class ARR, (3-mo. CME Term SOFR + 1.23%), 5.53%, 10/15/30(a)(b)	USD	234	233,435
Galaxy XVIII CLO Ltd., Series 2018-28A, Class A1, (3-mo. CME Term SOFR + 1.36%), 5.66%, 07/15/31(a)(b)		499	498,400
Galaxy XX CLO Ltd., Series 2015-20A, Class AR, (3-mo. CME Term SOFR + 1.26%), 5.56%, 04/20/31(a)(b)		1,438	1,437,041
Galaxy XXVI CLO Ltd., Series 2018-26A, Class AR, (3-mo. CME Term SOFR + 1.17%), 5.50%, 11/22/31(a)(b)		557	556,236
Galaxy XXVIII CLO Ltd.
Series 2018-28A, Class A2, (3-mo. CME Term SOFR + 1.56%), 5.86%, 07/15/31(a)(b)		295	294,575
Series 2018-28A, Class B, (3-mo. CME Term SOFR + 1.86%), 6.16%, 07/15/31(a)(b)		822	821,976
Generate CLO 2 Ltd.
Series 2A, Class AR2, (3-mo. CME Term SOFR + 1.41%), 5.70%, 10/22/37(a)(b)		3,015	3,020,383
Series 2A, Class BR2, (3-mo. CME Term SOFR + 1.80%), 6.09%, 10/22/37(a)(b)		2,970	2,951,618
Generate CLO 20 Ltd.
Series 2024-20A, Class A, (3-mo. CME Term SOFR + 1.30%), 5.59%, 01/25/38(a)(b)		270	269,460
Series 2024-20A, Class B, (3-mo. CME Term SOFR + 1.70%), 5.99%, 01/25/38(a)(b)		260	258,818
Generate CLO 4 Ltd.
Series 4A, Class ARR, (3-mo. CME Term SOFR + 1.43%), 5.72%, 07/20/37(a)(b)		8,250	8,245,928
Series 4A, Class BRR, (3-mo. CME Term SOFR + 1.75%), 6.04%, 07/20/37(a)(b)		3,000	2,985,485
Generate CLO 7 Ltd., Series 7A, Class A1R, (3-mo. CME Term SOFR + 1.62%), 5.91%, 04/22/37(a)(b)		5,673	5,684,337
Golden Bar Securitisation Srl, Series 2024-1, Class B, (3-mo. EURIBOR + 1.50%), 3.89%, 09/22/43(b)(e)	EUR	1,741	1,898,397
Golden Ray SA - Compartment 1, Series 1, Class C, (1-mo. EURIBOR + 2.00%), 4.57%, 12/27/57(b)(e)		300	320,654
GoldenTree Loan Management U.S. CLO 11 Ltd.
Series 2021-11A, Class AR, (3-mo. CME Term SOFR + 1.08%), 5.37%, 10/20/34(a)(b)	USD	18,440	18,415,904
Series 2021-11A, Class ER, (3-mo. CME Term SOFR + 4.90%), 9.19%, 10/20/34(a)(b)		250	246,055
GoldenTree Loan Management U.S. CLO 23 Ltd.
Series 2024-23A, Class A, (3-mo. CME Term SOFR + 1.27%), 5.60%, 01/20/39(a)(b)		1,890	1,883,789
Series 2024-23A, Class B, (3-mo. CME Term SOFR + 1.60%), 5.93%, 01/20/39(a)(b)		3,020	3,010,382

Security	Par (000)		Value

Asset-Backed Securities (continued)
GoldenTree Loan Management U.S. CLO 7 Ltd., Series 2020-7A, Class ARR, (3-mo. CME Term SOFR + 1.10%), 5.39%, 04/20/34(a)(b)	USD	270	$269,548
Goldman Home Improvement Trust, Series 2022-GRN2, Class A, 6.80%, 10/25/52(a)		1,300	1,332,115
Golub Capital Partners CLO Ltd.
Series 2019-41A, Class AR, (3-mo. CME Term SOFR + 1.58%), 5.88%, 01/20/34(a)(b)		4,840	4,849,659
Series 2019-43A, Class A1R, (3-mo. CME Term SOFR + 1.34%), 5.63%, 10/20/37(a)(b)		3,980	3,981,832
Series 2020-52A, Class BR, (3-mo. CME Term SOFR + 2.00%), 6.29%, 04/20/37(a)(b)		940	938,277
Series 2021-55A, Class A, (3-mo. CME Term SOFR + 1.46%), 5.76%, 07/20/34(a)(b)		430	430,525
Series 2024-76A, Class A1, (3-mo. CME Term SOFR + 1.37%), 6.11%, 10/25/37(a)(b)		860	860,558
Series 2024-76A, Class B, (3-mo. CME Term SOFR + 1.67%), 6.41%, 10/25/37(a)(b)		390	387,646
Series 2024-76A, Class D1, (3-mo. CME Term SOFR + 2.90%), 7.64%, 10/25/37(a)(b)		260	260,383
Series 2024-77A, Class A1, (3-mo. CME Term SOFR + 1.25%), 5.55%, 01/25/38(a)(b)		350	349,646
GoodLeap Home Improvement Solutions Trust
Series 2024-1A, Class A, 5.35%, 10/20/46(a)		13,783	13,958,558
Series 2025-1A, Class A, 5.38%, 02/20/49(a)		14,050	14,234,614
Series 2025-1A, Class B, 6.27%, 02/20/49(a)		526	531,989
GoodLeap Sustainable Home Solutions Trust
Series 2022-3CS, Class A, 4.95%, 07/20/49(a)		1,108	1,008,918
Series 2023-1GS, Class A, 5.52%, 02/22/55(a)		2,498	2,355,265
Gracie Point International Funding LLC
Series 2023-1A, Class A, (SOFR (90-day) + 1.95%), 6.37%, 09/01/26(a)(b)		2,473	2,479,824
Series 2024-1A, Class A, (SOFR (90-day) + 1.70%), 6.12%, 03/01/28(a)(b)		7,816	7,829,719
Green Lakes Park CLO LLC, Series 2025-1A, Class ARR, (3-mo. CME Term SOFR + 1.18%), 5.47%, 01/25/38(a)(b)		2,950	2,942,358
GreenPoint Manufactured Housing,
Series 1999-5, Class M2, 9.23%, 12/15/29(b)		611	607,990
GreenSky Home Improvement Issuer Trust
Series 2024-1, Class A4, 5.67%, 06/25/59(a)		9,252	9,367,519
Series 2024-1, Class B, 5.87%, 06/25/59(a)		1,072	1,086,300
Series 2024-2, Class A4, 5.15%, 10/27/59(a)		2,147	2,152,637
Series 2024-2, Class B, 5.26%, 10/27/59(a)		1,474	1,475,184
Greenwood Park CLO Ltd.
Series 2018-1A, Class A1, (3-mo. CME Term SOFR + 1.29%), 5.59%, 04/15/31(a)(b)		325	324,848
Series 2018-1A, Class A2, (3-mo. CME Term SOFR + 1.27%), 5.57%, 04/15/31(a)(b)		235	235,493
GSAA Home Equity Trust
Series 2005-14, Class 1A2, (1-mo. CME Term SOFR + 0.81%), 5.14%, 12/25/35(b)		836	374,046
Series 2006-18, Class AF2A, 5.63%, 11/25/36(b)		111	31,786
Series 2006-18, Class AF3A, 5.77%, 11/25/36(b)		1,094	316,769

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	13

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2025	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities (continued)
GSAA Home Equity Trust
Series 2006-4, Class 1A1, 4.25%, 03/25/36(b)	USD	1,498	$1,010,221
Series 2006-5, Class 2A1, (1-mo. CME Term SOFR + 0.25%), 4.58%, 03/25/36(b)		11	3,390
Series 2007-2, Class AF3, 5.92%, 03/25/37(b)		442	81,927
GSAMP Trust
Series 2007-H1, Class A1B, (1-mo. CME Term SOFR + 0.51%), 4.84%, 01/25/47(b)		662	329,136
Series 2007-HS1, Class M6, (1-mo. CME Term SOFR + 3.49%), 7.81%, 02/25/47(b)		1,300	1,273,390
GT Loan Financing I Ltd., Series 2013-1A, Class CR, (3-mo. CME Term SOFR + 2.36%), 6.66%, 07/28/31(a)(b)		250	250,321
Gulf Stream Meridian 7 Ltd., Series 2022-7A, Class A1, (3-mo. CME Term SOFR + 1.36%), 5.66%, 07/15/35(a)(b)		2,550	2,552,957
Halseypoint CLO 4 Ltd., Series 2021-4A, Class A, (3-mo. CME Term SOFR + 1.48%), 5.78%, 04/20/34(a)(b)		1,330	1,328,358
Hamlin Park CLO Ltd., Series 2024-1A, Class A, (3-mo. CME Term SOFR + 1.34%), 5.90%, 10/20/37(a)(b)		1,460	1,461,259
Harriman Park CLO Ltd., Series 2020-1A, Class A1R, (3-mo. CME Term SOFR + 1.38%), 5.68%, 04/20/34(a)(b)		500	500,557
Henley CLO IV DAC
Series 4A, Class D, (3-mo. EURIBOR + 3.00%), 5.67%, 04/25/34(a)(b)	EUR	750	806,338
Series 4X, Class B1, (3-mo. EURIBOR + 1.35%), 4.02%, 04/25/34(b)(e)		540	580,696
Hermitage PLC
Series 2024-1, Class C, (1-day SONIA + 1.60%), 6.06%, 04/21/33(b)(e)	GBP	597	770,706
Series 2024-1, Class D, (1-day SONIA + 2.35%), 6.81%, 04/21/33(b)(e)		371	482,683
Series 2024-1, Class E, (1-day SONIA + 3.90%), 8.36%, 04/21/33(b)(e)		603	778,384
Hill FL BV, Series 2024-2FL, Class D, (1-mo EURIBOR + 1.95%), 4.33%, 10/18/32(b)(e)	EUR	500	541,615
Home Efficiency Trust, Series 2024, Class A, 0.00%, 12/31/54(a)(d)(f)	USD	13,532	13,798,792
Home Equity Asset Trust
Series 2006-3, Class M2, (1-mo. CME Term SOFR + 0.71%), 5.04%, 07/25/36(b)		2,440	2,310,662
Series 2007-1, Class 2A3, (1-mo. CME Term SOFR + 0.41%), 4.74%, 05/25/37(b)		1,682	1,528,706
Home Equity Mortgage Loan Asset-Backed Trust, Series 2004-A, Class M2, (1-mo. CME Term SOFR + 2.14%), 3.94%, 07/25/34(b)		236	229,291
Home Equity Mortgage Trust, Series 2006-2, Class 1A1, 5.87%, 07/25/36(c)		1,643	157,993
Home Partners of America Trust, Series 2021-2, Class F, 3.80%, 12/17/26(a)		8,721	8,350,951
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class B2, (SOFR (30-day) + 1.40%), 5.74%, 05/20/32(a)(b)		4,970	4,976,839
Series 2024-2, Class B2, (SOFR (30-day) + 1.35%), 5.69%, 10/20/32(a)(b)		7,646	7,659,208
Invesco CLO Ltd., Series 2022-1A, Class B, (3-mo. CME Term SOFR + 1.80%), 6.09%, 04/20/35(a)(b)		947	944,770

Security	Par (000)		Value

Asset-Backed Securities (continued)
Invesco Euro CLO V DAC, Series 5X, Class D, (3-mo. EURIBOR + 3.80%), 6.59%, 01/15/34(b)(e)	EUR	350	$375,006
Italian Stella Loans Srl, Series 2024-2, Class D, (1-mo. EURIBOR + 2.15%), 4.50%, 05/27/39(b)(e)		249	270,081
JPMorgan Mortgage Acquisition Trust
Series 2006-CW1, Class M1, (1-mo. CME Term SOFR + 0.52%), 4.84%, 05/25/36(b)	USD	532	523,259
Series 2007-CH1, Class MF1, 4.50%, 11/25/36(c)		120	122,438
Juniper Valley Park CLO Ltd., Series 2023-1R, Class BR, (3-mo. CME Term SOFR + 1.55%), 5.84%, 07/20/36(a)(b)		2,680	2,667,266
Kings Park CLO Ltd., Series 2021-1A, Class A, (3-mo. CME Term SOFR + 1.39%), 5.69%, 01/21/35(a)(b)		810	810,563
KKR CLO 10 Ltd., Series 10, Class BR, (3-mo CME Term SOFR + 1.96%), 6.26%, 09/15/29(a)(b)		192	191,169
KKR CLO 33 Ltd., Series 33A, Class A, (3-mo CME Term SOFR + 1.43%), 5.73%, 07/20/34(a)(b)		250	250,140
Lake George Park CLO Ltd., Series 2025-1A, Class B, (3-mo. CME Term SOFR + 1.50%), 04/15/38(a)(b)(f)(g)		1,350	1,350,000
LCM 26 Ltd., Series 26A, Class A1, (3-mo. CME Term SOFR + 1.33%), 5.63%, 01/20/31(a)(b)		2,013	2,012,249
LCM 29 Ltd., Series 29A, Class AR, (3-mo. CME Term SOFR + 1.33%), 5.63%, 04/15/31(a)(b)		837	837,767
LCM 36 Ltd., Series 36A, Class A1R, (3-mo CME Term SOFR + 1.07%), 5.39%, 01/15/34(a)(b)		5,600	5,590,073
LCM XIV LP, Series 14A, Class AR, (3-mo. CME Term SOFR + 1.30%), 5.60%, 07/20/31(a)(b)		160	159,901
LCM XVII LP, Series 17A, Class A1AR, (3-mo CME Term SOFR + 1.39%), 5.69%, 10/15/31(a)(b)		150	150,374
Legacy Mortgage Asset Trust
Series 2019-SL2, Class A, 3.38%, 02/25/59(a)(b)		2,438	2,335,848
Series 2019-SL2, Class B, 0.00%, 02/25/59(a)(d)		2,069	405,853
Series 2019-SL2, Class M, 4.25%, 02/25/59(a)(b)		2,340	2,136,244
Lehman ABS Manufactured Housing Contract Trust
Series 2001-B, Class M1, 6.63%, 04/15/40(b)		862	870,553
Series 2002-A, Class C, 0.00%, 06/15/33(d)		155	152,317
Lehman ABS Mortgage Loan Trust, Series 2007-1, Class 2A1, (1-mo. CME Term SOFR + 0.20%), 4.53%, 06/25/37(a)(b)		291	191,767
Lendmark Funding Trust
Series 2021-2A, Class D, 4.46%, 04/20/32(a)		730	650,317
Series 2022-1A, Class A, 5.12%, 07/20/32(a)		8,420	8,420,027
Series 2023-1A, Class D, 8.69%, 05/20/33(a)		2,291	2,350,070
Series 2024-1A, Class B, 5.88%, 06/21/32(a)		2,136	2,187,447
Series 2024-1A, Class C, 6.40%, 06/21/32(a)		818	839,745
Series 2024-1A, Class D, 7.21%, 06/21/32(a)		953	985,810
Series 2024-2A, Class B, 4.86%, 02/21/34(a)		1,304	1,287,665
Series 2024-2A, Class C, 5.25%, 02/21/34(a)		399	396,468
Series 2024-2A, Class D, 5.69%, 02/21/34(a)		1,277	1,277,631

14	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2025	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities (continued)
LoanCore Issuer Ltd.
Series 2022-CRE7, Class A, (SOFR (30-day) + 1.55%), 5.90%, 01/17/37(a)(b)	USD	697	$694,752
Series 2025-CRE8, Class A, (1-mo. CME Term SOFR + 1.39%), 5.70%, 08/17/42(a)(b)		1,750	1,745,428
Loanpal Solar Loan Ltd.
Series 2020-2GF, Class A, 2.75%, 07/20/47(a)		4,346	3,571,433
Series 2021-1GS, Class A, 2.29%, 01/20/48(a)		4,205	3,405,565
Long Beach Mortgage Loan Trust
Series 2006-5, Class 2A3, (1-mo. CME Term SOFR + 0.41%), 4.74%, 06/25/36(b)		2,914	1,357,793
Series 2006-7, Class 2A3, (1-mo. CME Term SOFR + 0.43%), 4.76%, 08/25/36(b)		7,778	3,068,715
Long Point Park CLO Ltd., Series 2017-1A, Class A2, (3-mo. CME Term SOFR + 1.64%), 5.94%, 01/17/30(a)(b)		430	430,108
Lyra Music Assets Delaware LP, Series 2024-2A, Class A2, 5.76%, 12/22/64(a)		8,360	8,440,285
Madison Park Euro Funding XVI DAC, Series 16A, Class D, (3-mo. EURIBOR + 3.20%), 5.99%, 05/25/34(a)(b)	EUR	1,000	1,077,519
Madison Park Funding LI Ltd., Series 2021-51A, Class B, (3-mo. CME Term SOFR + 1.96%), 6.26%, 07/19/34(a)(b)	USD	2,740	2,741,365
Madison Park Funding LVII Ltd., Series 2022- 57A, Class A1R, (3-mo. CME Term SOFR + 1.28%), 5.58%, 07/27/34(a)(b)		250	250,028
Madison Park Funding LXII Ltd., Series 2022- 62A, Class AR, (3-mo. CME Term SOFR + 1.85%), 6.15%, 07/17/36(a)(b)		3,020	3,013,592
Madison Park Funding LXVII Ltd., Series 2024- 67A, Class B, (3-mo. CME Term SOFR + 2.05%), 6.35%, 04/25/37(a)(b)		6,610	6,628,300
Madison Park Funding LXXI Ltd., Series 2025- 71A, Class A1, (3-mo. CME Term SOFR + 1.14%), 5.41%, 04/23/38(a)(b)		1,900	1,900,077
Madison Park Funding XIX Ltd.
Series 2015-19A, Class AR3, (3-mo. CME Term SOFR + 1.60%), 5.89%, 01/22/37(a)(b)		7,000	7,015,032
Series 2015-19A, Class BR3, (3-mo. CME Term SOFR + 2.25%), 6.54%, 01/22/37(a)(b)		1,000	1,002,382
Madison Park Funding XL Ltd., Series 9A, Class AR2, (3-mo. CME Term SOFR + 1.25%), 5.57%, 05/28/30(a)(b)		2,434	2,433,816
Madison Park Funding XLII Ltd.
Series 13A, Class AR, (3-mo. CME Term SOFR + 1.15%), 5.44%, 11/21/30(a)(b)		311	310,692
Series 13A, Class B, (3-mo. CME Term SOFR + 1.76%), 6.05%, 11/21/30(a)(b)		1,500	1,499,119
Series 13A, Class C, (3-mo. CME Term SOFR + 2.06%), 6.35%, 11/21/30(a)(b)		390	390,109
Madison Park Funding XVIII Ltd., Series 2015- 18A, Class BR, (3-mo. CME Term SOFR + 1.86%), 6.16%, 10/21/30(a)(b)		610	610,078
Madison Park Funding XXI Ltd., Series 2016- 21A, Class AARR, (3-mo. CME Term SOFR + 1.34%), 5.64%, 10/15/32(a)(b)		1,704	1,705,184

Security	Par (000)		Value

Asset-Backed Securities (continued)
Madison Park Funding XXII Ltd., Series 2016- 22A, Class AR2, (3-mo. CME Term SOFR + 1.31%), 5.59%, 01/15/38(a)(b)	USD	3,000	$2,998,525
Madison Park Funding XXIII Ltd.
Series 2017-23A, Class BR, (3-mo. CME Term SOFR + 1.81%), 6.11%, 07/27/31(a)(b)		500	500,084
Series 2017-23A, Class CR, (3-mo. CME Term SOFR + 2.26%), 6.56%, 07/27/31(a)(b)		900	900,309
Madison Park Funding XXIV Ltd., Series 2016- 24A, Class BR2, (3-mo. CME Term SOFR + 1.55%), 5.84%, 10/20/29(a)(b)		760	759,609
Madison Park Funding XXVII Ltd.
Series 2018-27A, Class A1R, (3-mo. CME Term SOFR + 1.20%), 5.52%, 04/20/38(a)(b)		500	498,923
Series 2018-27A, Class D1R, (3-mo. CME Term SOFR + 2.85%), 7.17%, 04/20/38(a)(b)		570	569,288
Madison Park Funding XXXI Ltd., Series 2018- 31A, Class B1R, (3-mo. CME Term SOFR + 1.80%), 6.09%, 07/23/37(a)(b)		4,110	4,110,738
Madison Park Funding XXXIII Ltd., Series 2019- 33A, Class AR, (3-mo. CME Term SOFR + 1.29%), 5.59%, 10/15/32(a)(b)		1,560	1,560,000
Madison Park Funding XXXV Ltd., Series 2019- 35A, Class BR, (3-mo. CME Term SOFR + 1.66%), 5.96%, 04/20/32(a)(b)		1,030	1,030,970
Madison Park Funding XXXVII Ltd., Series 2019- 37A, Class AR2, (3-mo. CME Term SOFR + 1.53%), 5.83%, 04/15/37(a)(b)		670	671,406
Madison Park Funding XXXVIII Ltd., Series 2021-38A, Class A, (3-mo. CME Term SOFR + 1.38%), 5.68%, 07/17/34(a)(b)		5,010	5,014,611
Man GLG Euro CLO, Series 6A, Class DR, (3-mo. EURIBOR + 3.50%), 6.29%, 10/15/32(a)(b)	EUR	1,680	1,817,290
Marble Point CLO XI Ltd., Series 2017-2A, Class A, (3-mo. CME Term SOFR + 1.44%), 5.74%, 12/18/30(a)(b)	USD	418	417,589
Marble Point CLO XXII Ltd., Series 2021-2A, Class B, (3-mo. CME Term SOFR + 2.11%), 6.41%, 07/25/34(a)(b)		250	249,083
Marble Point CLO XXIII Ltd., Series 2021-4A, Class D1, (3-mo. CME Term SOFR + 3.91%), 8.20%, 01/22/35(a)(b)		250	249,691
Mariner CLO LLC, Series 2016-3A, Class AR3, (3-mo. CME Term SOFR + 1.59%), 5.88%, 01/23/37(a)(b)		1,350	1,351,390
Mariner Finance Issuance Trust
Series 2020-AA, Class C, 4.10%, 08/21/34(a)		457	456,299
Series 2021-BA, Class E, 4.68%, 11/20/36(a)		1,265	1,161,963
Series 2024-AA, Class A, 5.13%, 09/22/36(a)		5,718	5,787,371
Series 2024-AA, Class D, 6.77%, 09/22/36(a)		304	311,961
Series 2024-AA, Class E, 9.02%, 09/22/36(a)		1,277	1,322,366
Series 2024-BA, Class A, 4.91%, 11/20/38(a)		7,474	7,520,453
Series 2024-BA, Class D, 6.36%, 11/20/38(a)		1,400	1,433,395
MASTR Asset-Backed Securities Trust Series 2006-AM2, Class A4, (1-mo. CME Term SOFR + 0.63%), 4.96%, 06/25/36(a)(b)		900	833,103

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	15

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2025	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities (continued)
MASTR Asset-Backed Securities Trust
Series 2007-HE1, Class A4, (1-mo. CME Term SOFR + 0.67%), 5.00%, 05/25/37(b)	USD	1,318	$1,111,094
MASTR Specialized Loan Trust, Series 2006-3, Class A, (1-mo. CME Term SOFR + 0.63%), 4.96%, 06/25/46(a)(b)		185	180,157
Meacham Park CLO Ltd., Series 2024-1A, Class B, (3-mo. CME Term SOFR + 1.60%), 6.39%, 10/20/37(a)(b)		3,440	3,427,025
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-2, Class A2C, (1-mo. CME Term SOFR + 0.59%), 4.92%, 05/25/37(b)		768	527,099
Merrill Lynch Mortgage Investors Trust
Series 2006-OPT1, Class M1, (1-mo. CME Term SOFR + 0.50%), 4.83%, 08/25/37(b)		394	349,771
Series 2006-RM3, Class A2B, (1-mo. CME Term SOFR + 0.29%), 4.62%, 06/25/37(b)		822	172,577
MF1 LLC
Series 2022-FL10, Class A, (1-mo. CME Term SOFR + 2.64%), 6.95%, 09/17/37(a)(b)		1,913	1,911,786
Series 2022-FL9, Class A, (1-mo. CME Term SOFR + 2.15%), 6.47%, 06/19/37(a)(b)		4,601	4,597,578
Series 2023-FL12, Class A, (1-mo. CME Term SOFR + 2.07%), 6.38%, 10/19/38(a)(b)		2,218	2,220,013
MFA Trust, Series 2024-NPL1, Class A1, 6.33%, 09/25/54(a)(c)		5,139	5,145,561
MidOcean Credit CLO XI Ltd., Series 2022-11A, Class A1R2, (3-mo. CME Term SOFR + 1.21%), 5.53%, 01/18/36(a)(b)		1,530	1,523,834
MidOcean Credit CLO XII Ltd., Series 2023-12A, Class A1R, (3-mo. CME Term SOFR + 1.34%), 5.63%, 04/18/36(a)(b)		3,170	3,170,513
Mila BV
Series 2024-1, Class C, (1-mo. EURIBOR + 1.45%), 3.84%, 09/16/41(b)(e)	EUR	238	257,254
Series 2024-1, Class D, (1-mo. EURIBOR + 2.00%), 4.39%, 09/16/41(b)(e)		188	203,822
Milford Park CLO Ltd., Series 2022-1A, Class AR, (3-mo. CME Term SOFR + 1.16%), 5.49%, 01/20/38(a)(b)	USD	2,370	2,358,163
Mill City Solar Loan Ltd., Series 2019-2GS, Class A, 3.69%, 07/20/43(a)		3,674	3,299,888
Milos CLO Ltd., Series 2017-1A, Class AR, (3-mo. CME Term SOFR + 1.33%), 5.63%, 10/20/30(a)(b)		475	475,140
Morgan Stanley ABS Capital I, Inc. Trust
Series 2005-HE1, Class A2MZ, (1-mo. CME Term SOFR + 0.71%), 5.04%, 12/25/34(b)		820	766,500
Series 2005-HE5, Class M4, (1-mo. CME Term SOFR + 0.98%), 5.31%, 09/25/35(b)		2,842	2,351,147
Series 2007-SEA1, Class 2A1, (1-mo. CME Term SOFR + 3.91%), 8.24%, 02/25/47(a)(b)		385	360,878
Morgan Stanley Home Equity Loan Trust, Series 2006-3, Class A3, (1-mo. CME Term SOFR + 0.43%), 4.76%, 04/25/36(b)		1,313	911,764
Morgan Stanley Mortgage Loan Trust
Series 2006-12XS, Class A4, 6.51%, 10/25/36(c)		1,883	419,459
Series 2006-12XS, Class A6A, 6.23%, 10/25/36(c)		724	199,083

Security	Par (000)		Value

Asset-Backed Securities (continued)
Morgan Stanley Mortgage Loan Trust
Series 2006-16AX, Class 1A, (1-mo. CME Term SOFR + 0.45%), 4.78%, 11/25/36(b)	USD	3,481	$551,794
Series 2006-16AX, Class 2A3, (1-mo. CME Term SOFR + 0.61%), 4.94%, 11/25/36(b)		1,012	290,875
Series 2007-3XS, Class 2A3S, 6.36%, 01/25/47(c)		1,403	501,678
Series 2007-3XS, Class 2A4S, 6.46%, 01/25/47(c)		6,108	2,143,844
Mosaic Solar Loan Trust
Series 2018-2GS, Class A, 4.20%, 02/22/44(a)		1,280	1,176,805
Series 2019-2A, Class A, 2.88%, 09/20/40(a)		448	397,222
Series 2020-1A, Class A, 2.10%, 04/20/46(a)		615	542,774
Series 2023-1A, Class A, 5.32%, 06/20/53(a)		1,394	1,353,065
MP CLO III Ltd., Series 2013-1A, Class AR, (3-mo. CME Term SOFR + 1.51%), 5.81%, 10/20/30(a)(b)		397	396,921
MP CLO VII Ltd., Series 2015-1A, Class BRR, (3-mo. CME Term SOFR + 1.86%), 6.16%, 10/18/28(a)(b)		750	747,044
Myers Park CLO Ltd.
Series 2018-1A, Class A2, (3-mo. CME Term SOFR + 1.66%), 5.96%, 10/20/30(a)(b)		890	889,566
Series 2018-1A, Class B1, (3-mo. CME Term SOFR + 1.86%), 6.16%, 10/20/30(a)(b)		250	250,130
Series 2018-1A, Class C, (3-mo. CME Term SOFR + 2.31%), 6.61%, 10/20/30(a)(b)		250	250,217
Nationstar Home Equity Loan Trust, Series 2007-B, Class M1, (1-mo. CME Term SOFR + 0.73%), 5.05%, 04/25/37(b)		3,320	3,160,771
Navient Private Education Loan Trust
Series 2014-AA, Class B, 3.50%, 08/15/44(a)		6,000	5,868,122
Series 2020-A, Class A2B, (1-mo. CME Term SOFR + 1.01%), 5.33%, 11/15/68(a)(b)		1,007	1,005,643
Navient Private Education Refi Loan Trust
Series 2019-CA, Class A2, 3.13%, 02/15/68(a)		82	80,862
Series 2020-FA, Class B, 2.69%, 07/15/69(a)		2,590	2,179,902
Series 2021-DA, Class B, 2.61%, 04/15/60(a)		891	791,310
Series 2021-DA, Class C, 3.48%, 04/15/60(a)		2,322	2,165,900
Series 2024-A, Class A, 5.66%, 10/15/72(a)		14,289	14,539,700
Nelnet Student Loan Trust
Series 2021-A, Class B1, 2.85%, 04/20/62(a)		3,470	3,043,148
Series 2021-A, Class B2, 2.85%, 04/20/62(a)		22,590	19,719,579
Series 2021-A, Class C, 3.75%, 04/20/62(a)		1,706	1,476,630
Series 2021-A, Class D, 4.93%, 04/20/62(a)		2,323	2,086,615
Series 2021-BA, Class B, 2.68%, 04/20/62(a)		13,069	11,430,472
Series 2021-BA, Class C, 3.57%, 04/20/62(a)		836	725,633
Series 2021-BA, Class D, 4.75%, 04/20/62(a)		1,499	1,328,794
Series 2021-CA, Class B, 2.53%, 04/20/62(a)		12,397	10,653,602
Series 2021-CA, Class C, 3.36%, 04/20/62(a)		650	557,316
Series 2021-CA, Class D, 4.44%, 04/20/62(a)		990	864,110
Series 2021-DA, Class B, 2.90%, 04/20/62(a)		7,353	6,449,324
Series 2021-DA, Class D, 4.38%, 04/20/62(a)		331	284,162
Series 2023-PL1A, Class A1A, (SOFR (30-day) + 2.25%), 6.59%, 11/25/53(a)(b)		3,270	3,324,750
Series 2025-AA, Class A1B, (SOFR (30-day) + 1.10%), 5.44%, 03/15/57(a)(b)		14,880	14,787,888
Neuberger Berman CLO XIV Ltd., Series 2013- 14A, Class AR2, (3-mo. CME Term SOFR + 1.29%), 5.59%, 01/28/30(a)(b)		321	320,576

16	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2025	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities (continued)
Neuberger Berman CLO XV Ltd., Series 2013- 15A, Class BR2, (3-mo. CME Term SOFR + 1.61%), 5.91%, 10/15/29(a)(b)	USD	250	$249,695
Neuberger Berman CLO XX Ltd.
Series 2015-20A, Class A1R3, (3-mo. CME Term SOFR + 1.15%), 5.47%, 04/15/39(a)(b)		1,000	996,322
Series 2015-20A, Class BR3, (3-mo. CME Term SOFR + 1.50%), 5.82%, 04/15/39(a)(b)		750	743,699
Neuberger Berman Loan Advisers CLO 32 Ltd., Series 2019-32A, Class BR, (3-mo. CME Term SOFR + 1.66%), 5.96%, 01/20/32(a)(b)		1,340	1,339,181
Neuberger Berman Loan Advisers CLO 34 Ltd.
Series 2019-34A, Class A1R, (3-mo. CME Term SOFR + 1.24%), 5.53%, 01/20/35(a)(b)		290	289,751
Series 2019-34A, Class BR, (3-mo. CME Term SOFR + 1.75%), 6.04%, 01/20/35(a)(b)		1,000	995,473
Neuberger Berman Loan Advisers CLO 40 Ltd., Series 2021-40A, Class A, (3-mo. CME Term SOFR + 1.32%), 5.63%, 04/16/33(a)(b)		4,060	4,061,256
Neuberger Berman Loan Advisers CLO 46 Ltd., Series 2021-46A, Class BR, (3-mo. CME Term SOFR + 1.50%), 5.80%, 01/20/37(a)(b)		780	774,619
Neuberger Berman Loan Advisers CLO 47 Ltd., Series 2022-47A, Class A, (3-mo. CME Term SOFR + 1.30%), 5.59%, 04/14/35(a)(b)		750	749,176
Neuberger Berman Loan Advisers CLO 54 Ltd., Series 2024-54A, Class B, (3-mo. CME Term SOFR + 1.95%), 6.24%, 04/23/38(a)(b)		1,520	1,526,315
New Century Home Equity Loan Trust, Series 2005-C, Class M2, (1-mo. CME Term SOFR + 0.79%), 5.11%, 12/25/35(b)		2,183	1,852,814
New Mountain CLO 1 Ltd., Series CLO-1A, Class A1RR, (3-mo. CME Term SOFR + 1.25%), 5.55%, 01/15/38(a)(b)		2,396	2,387,614
New Mountain CLO 2 Ltd., Series CLO-2A, Class A1R, (3-mo. CME Term SOFR + 1.36%), 5.72%, 01/15/38(a)(b)		1,990	1,987,802
New Residential Mortgage Loan Trust, Series 2022-SFR1, Class F, 4.44%, 02/17/39(a)		699	667,784
Newark BSL CLO 1 Ltd., Series 2016-1A, Class A1R, (3-mo. CME Term SOFR + 1.36%), 5.66%, 12/21/29(a)(b)		56	56,395
Newday Funding Master Issuer PLC
Series 2024-2X, Class B, (1-day SONIA + 1.40%), 5.86%, 07/15/32(b)(e)	GBP	655	847,047
Series 2024-2X, Class C, (1-day SONIA + 1.90%), 6.36%, 07/15/32(b)(e)		780	1,014,163
Series 2024-2X, Class D, (1-day SONIA + 2.65%), 7.11%, 07/15/32(b)(e)		1,645	2,145,530
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-S5, Class A1, (1-mo CME Term SOFR + 0.51%), 4.84%, 10/25/36(a)(b)	USD	48	59,069
Noria
Series 2024-DE1, Class D, (1-mo. EURIBOR + 1.65%), 4.02%, 02/25/43(b)(e)	EUR	500	538,513

Security	Par (000)		Value

Asset-Backed Securities (continued)
Noria
Series 2024-DE1, Class E, (1-mo. EURIBOR + 3.55%), 5.92%, 02/25/43(b)(e)	EUR	500	$545,376
Series 2024-DE1, Class F, (1-mo. EURIBOR + 4.50%), 6.87%, 02/25/43(b)(e)		300	324,727
Oak Hill Credit Partners X-R Ltd., Series 2014- 10RA, Class AR2, (3-mo. CME Term SOFR + 1.13%), 5.45%, 04/20/38(a)(b)	USD	2,680	2,667,288
OAK Hill European Credit Partners V Designated Activity Co., Series 2016-5A, Class BR, (3-mo. EURIBOR + 1.90%), 4.64%, 01/21/35(a)(b)	EUR	400	430,453
Oaktree CLO Ltd.
Series 2020-1A, Class ARR, (3-mo. CME Term SOFR + 1.19%), 5.51%, 01/15/38(a)(b)	USD	620	617,722
Series 2020-1A, Class BRR, (3-mo. CME Term SOFR + 1.55%), 5.87%, 01/15/38(a)(b)		930	926,856
Series 2021-2A, Class AR, (3-mo. CME Term SOFR + 0.97%), 5.27%, 01/15/35(a)(b)		2,100	2,087,106
Series 2024-27A, Class A2, (3-mo. CME Term SOFR + 1.57%), 6.35%, 10/22/37(a)(b)		790	790,237
Series 2024-27A, Class D1, (3-mo. CME Term SOFR + 3.00%), 7.78%, 10/22/37(a)(b)		250	248,571
Oakwood Mortgage Investors, Inc.
Series 2001-D, Class A2, 5.26%, 01/15/19(b)		443	162,636
Series 2001-D, Class A4, 6.93%, 09/15/31(b)		282	124,474
Series 2002-B, Class M1, 7.62%, 06/15/32(b)		3,474	3,494,311
OCP Aegis CLO Ltd., Series 2024-39A, Class A1, (3-mo. CME Term SOFR + 1.22%), 5.72%, 01/16/37(a)(b)		310	309,695
OCP CLO Ltd.
Series 2014-5A, Class A1R, (3-mo. CME Term SOFR + 1.34%), 5.64%, 04/26/31(a)(b)		167	167,174
Series 2014-5A, Class A2R, (3-mo. CME Term SOFR + 1.66%), 5.96%, 04/26/31(a)(b)		1,070	1,067,656
Series 2014-7A, Class A1RR, (3-mo. CME Term SOFR + 1.38%), 5.68%, 07/20/29(a)(b)		8	7,491
Series 2014-7A, Class A2RR, (3-mo. CME Term SOFR + 1.91%), 6.21%, 07/20/29(a)(b)		1,250	1,246,584
Series 2015-9A, Class AR3, (3-mo. CME Term SOFR + 1.10%), 5.42%, 01/15/37(a)(b)		4,260	4,259,063
Series 2016-11A, Class A1R2, (3-mo. CME Term SOFR + 1.42%), 5.72%, 04/26/36(a)(b)		1,290	1,288,475
Series 2016-12A, Class BAR3, (3-mo. CME Term SOFR + 1.68%), 5.97%, 10/18/37(a)(b)		1,960	1,955,346
Series 2016-12A, Class XR3, (3-mo. CME Term SOFR + 1.20%), 5.49%, 10/18/37(a)(b)		1,995	1,992,496
Series 2017-13A, Class AR2, (3-mo. CME Term SOFR + 1.34%), 5.90%, 11/26/37(a)(b)		798	797,226

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	17

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2025	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities (continued)
OCP CLO Ltd.
Series 2018-15A, Class AR, (3-mo. CME Term SOFR + 1.25%), 5.54%, 01/20/38(a)(b)	USD	535	$534,413
Series 2019-16A, Class AR, (3-mo. CME Term SOFR + 1.26%), 5.55%, 04/10/33(a)(b)		3,994	3,993,340
Series 2019-17A, Class AR2, (3-mo. CME Term SOFR + 1.40%), 5.69%, 07/20/37(a)(b)		1,570	1,571,261
Series 2020-18A, Class A1R2, (3-mo. CME Term SOFR + 1.37%), 5.66%, 07/20/37(a)(b)		2,080	2,081,235
Series 2020-18A, Class D1R2, (3-mo. CME Term SOFR + 3.10%), 7.39%, 07/20/37(a)(b)		390	386,898
Series 2020-20A, Class B1R, (3-mo. CME Term SOFR + 1.95%), 6.24%, 04/18/37(a)(b)		360	359,658
Series 2020-8RA, Class AR, (3-mo. CME Term SOFR + 1.25%), 5.55%, 10/17/36(a)(b)		2,566	2,566,221
Series 2021-22A, Class BR, (3-mo. CME Term SOFR + 1.70%), 5.99%, 10/20/37(a)(b)		660	658,432
Series 2021-23A, Class ER, (3-mo. CME Term SOFR + 4.85%), 9.13%, 01/17/37(a)(b)		330	327,589
Series 2023-26A, Class AR, (3-mo. CME Term SOFR + 1.08%), 5.40%, 04/17/37(a)(b)		1,940	1,929,330
Series 2024-37A, Class A1, (3-mo. CME Term SOFR + 1.36%), 5.93%, 10/15/37(a)(b)		1,390	1,389,838
Series 2024-37A, Class B1, (3-mo. CME Term SOFR + 1.68%), 6.25%, 10/15/37(a)(b)		1,390	1,382,192
Series 2024-38A, Class A, (3-mo. CME Term SOFR + 1.33%), 5.68%, 01/21/38(a)(b)		4,400	4,400,420
Series 2025-40A, Class A, (3-mo. CME Term SOFR + 1.14%), 5.46%, 04/16/38(a)(b)(f)		2,620	2,620,000
OCP Euro CLO DAC
Series 2019-3A, Class CR, (3-mo. EURIBOR + 2.30%), 5.04%, 04/20/33(a)(b)	EUR	250	271,012
Series 2019-3A, Class DR, (3-mo. EURIBOR + 3.30%), 6.04%, 04/20/33(a)(b)		250	270,654
Octagon 56 Ltd., Series 2021-1A, Class B, (3-mo. CME Term SOFR + 1.91%), 6.21%, 10/15/34(a)(b)	USD	250	249,168
Octagon 57 Ltd.
Series 2021-1A, Class A, (3-mo. CME Term SOFR + 1.41%), 5.71%, 10/15/34(a)(b)		500	500,724
Series 2021-1A, Class B1, (3-mo. CME Term SOFR + 1.91%), 6.21%, 10/15/34(a)(b)		1,280	1,278,241
Octagon 61 Ltd., Series 2023-2A, Class C, (3-mo. CME Term SOFR + 3.00%), 7.29%, 04/20/36(a)(b)		2,022	2,029,274
Octagon 66 Ltd., Series 2022-1A, Class A1R, (3-mo. CME Term SOFR + 1.75%), 6.07%, 11/16/36(a)(b)		4,970	4,989,880
Octagon 67 Ltd., Series 2023-1A, Class A1, (3-mo. CME Term SOFR + 1.80%), 6.10%, 04/25/36(a)(b)		750	750,532

Security	Par (000)		Value

Asset-Backed Securities (continued)
Octagon Investment Partners 18-R Ltd., Series 2018-18A, Class A1A, (3-mo. CME Term SOFR + 1.22%), 5.53%, 04/16/31(a)(b)	USD	2,606	$2,606,136
Octagon Investment Partners 37 Ltd., Series 2018-2A, Class A2, (3-mo. CME Term SOFR + 1.84%), 6.14%, 07/25/30(a)(b)		750	749,714
Octagon Investment Partners 39 Ltd.
Series 2018-3A, Class AR, (3-mo. CME Term SOFR + 1.15%), 5.44%, 10/20/30(a)(b)		1,304	1,303,419
Series 2018-3A, Class BR, (3-mo. CME Term SOFR + 1.80%), 6.09%, 10/20/30(a)(b)		8,890	8,885,591
Octagon Investment Partners 46 Ltd., Series 2020-2A, Class BR, (3-mo. CME Term SOFR + 1.91%), 6.21%, 07/15/36(a)(b)		3,290	3,284,197
Octagon Investment Partners XV Ltd., Series 2013-1A, Class A2R, (3-mo. CME Term SOFR + 1.61%), 5.91%, 07/19/30(a)(b)		1,430	1,429,181
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class A1R, (3-mo. CME Term SOFR + 1.28%), 5.58%, 07/17/30(a)(b)		1,924	1,923,606
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class A1R2, (3-mo. CME Term SOFR + 1.26%), 5.56%, 01/25/31(a)(b)		1,468	1,468,733
Octagon Loan Funding Ltd., Series 2014-1A, Class BRR, (3-mo. CME Term SOFR + 1.96%), 6.29%, 11/18/31(a)(b)		250	250,053
OHA Credit Funding 17 Ltd., Series 2024-17A, Class A, (3-mo. CME Term SOFR + 1.48%), 5.77%, 04/20/37(a)(b)		3,170	3,159,231
OHA Credit Funding 19 Ltd., Series 2024-19A, Class B1, (3-mo. CME Term SOFR + 1.70%), 5.99%, 07/20/37(a)(b)		250	250,099
OHA Credit Funding 2 Ltd., Series 2019-2A, Class AR2, (3-mo. CME Term SOFR + 1.24%), 5.52%, 01/21/38(a)(b)		15,470	15,461,751
OHA Credit Funding 3 Ltd., Series 2019-3A, Class AR2, (3-mo. CME Term SOFR + 1.32%), 5.61%, 01/20/38(a)(b)		6,875	6,880,860
OHA Credit Funding 4 Ltd., Series 2019-4A, Class AR2, (3-mo. CME Term SOFR + 1.29%), 5.58%, 01/22/38(a)(b)		1,000	1,000,131
OHA Credit Funding 5 Ltd.
Series 2020-5A, Class AR, (3-mo. CME Term SOFR + 1.35%), 5.64%, 10/18/37(a)(b)		8,960	8,969,798
Series 2020-5A, Class B1R, (3-mo. CME Term SOFR + 1.70%), 5.99%, 10/18/37(a)(b)		420	420,046
OHA Credit Funding 6 Ltd., Series 2020-6A, Class AR2, (3-mo. CME Term SOFR + 1.33%), 5.62%, 10/20/37(a)(b)		850	850,649
OHA Credit Funding 7 Ltd., Series 2020-7A, Class AR, (3-mo. CME Term SOFR + 1.30%), 5.59%, 02/24/37(a)(b)		3,720	3,719,138
OHA Credit Funding 9 Ltd.
Series 2021-9A, Class A1R, (3-mo. CME Term SOFR + 1.35%), 5.64%, 10/19/37(a)(b)		2,780	2,783,091
Series 2021-9A, Class B1R, (3-mo. CME Term SOFR + 1.70%), 5.99%, 10/19/37(a)(b)		3,510	3,510,289

18	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2025	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities (continued)
OHA Credit Partners XI Ltd., Series 2015-11A, Class A1R2, (3-mo. CME Term SOFR + 1.46%), 5.75%, 04/20/37(a)(b)	USD 3,530	$3,536,906
OHA Credit Partners XII Ltd., Series 2015-12A, Class B1R2, (3-mo. CME Term SOFR + 1.95%), 6.24%, 04/23/37(a)(b)	1,550	1,557,701
OHA Credit Partners XVI, Series 2021-16A, Class AR, (3-mo. CME Term SOFR + 1.35%), 5.64%, 10/18/37(a)(b)	5,388	5,393,526
OHA Loan Funding Ltd.
Series 2013-2A, Class AR, (3-mo. CME Term SOFR + 1.30%), 5.63%, 05/23/31(a)(b)	3,756	3,757,894
Series 2015-1A, Class AR3, (3-mo. CME Term SOFR + 1.41%), 5.71%, 01/19/37(a)(b)	1,830	1,834,021
Series 2016-1A, Class A1R2, (3-mo. CME Term SOFR + 1.46%), 5.75%, 07/20/37(a)(b)	3,750	3,758,832
Series 2016-1A, Class B1R2, (3-mo. CME Term SOFR + 1.70%), 5.99%, 07/20/37(a)(b)	250	250,028
OneMain Direct Auto Receivables Trust, Series 2025-1A, Class D, 6.10%, 07/14/37(a)	1,484	1,521,566
OneMain Financial Issuance Trust
Series 2020-2A, Class C, 2.76%, 09/14/35(a)	2,620	2,493,927
Series 2024-1A, Class A, 5.79%, 05/14/41(a)	17,503	18,221,092
Option One Mortgage Loan Trust
Series 2005-4, Class M3, (1-mo. CME Term SOFR + 0.85%), 5.17%, 11/25/35(b)	4,030	3,429,613
Series 2007-CP1, Class 2A3, (1-mo. CME Term SOFR + 0.32%), 4.65%, 03/25/37(b)	2,360	2,019,716
Series 2007-FXD1, Class 1A1, 5.87%, 01/25/37(c)	1,700	1,447,292
Series 2007-FXD1, Class 2A1, 5.87%, 01/25/37(c)	4,146	3,554,178
Series 2007-FXD1, Class 3A4, 5.86%, 01/25/37(c)	296	288,070
Orchard Park CLO Ltd.
Series 2024-1A, Class A, (3-mo. CME Term SOFR + 1.36%), 6.01%, 10/20/37(a)(b)	15,180	15,195,385
Series 2024-1A, Class B1, (3-mo. CME Term SOFR + 1.70%), 6.35%, 10/20/37(a)(b)	1,380	1,380,050
Origen Manufactured Housing Contract Trust
Series 2001-A, Class M1, 7.82%, 03/15/32(b)	698	697,649
Series 2007-B, Class A1, (1-mo. CME Term SOFR + 1.20%), 6.16%, 10/15/37(a)(b)	197	195,829
Owl Rock CLO V Ltd., Series 2020-5A, Class A1R, (3-mo. CME Term SOFR + 1.78%), 6.07%, 04/20/34(a)(b)	900	900,130
Owl Rock CLO VII LLC, Series 2022-7A, Class AR, (3-mo. CME Term SOFR + 1.40%), 5.72%, 04/20/38(a)(b)(f)	290	290,000
Owl Rock CLO XVIII LLC, Series 2024-18A, Class A, (3-mo. CME Term SOFR + 1.70%), 6.00%, 07/24/36(a)(b)	3,925	3,924,828
Ownit Mortgage Loan Trust, Series 2006-2, Class A2C, 6.50%, 01/25/37(c)	1,560	1,424,383
OZLM XVIII Ltd.
Series 2018-18A, Class A, (3-mo. CME Term SOFR + 1.28%), 5.58%, 04/15/31(a)(b)	2,932	2,931,310
Series 2018-18A, Class B, (3-mo. CME Term SOFR + 1.81%), 6.11%, 04/15/31(a)(b)	700	698,964

Security	Par (000)		Value

Asset-Backed Securities (continued)
OZLM XX Ltd., Series 2018-20A, Class A2, (3-mo. CME Term SOFR + 1.91%), 6.21%, 04/20/31(a)(b)		USD 850	$849,798
OZLM XXII Ltd., Series 2018-22A, Class A1, (3-mo. CME Term SOFR + 1.33%), 5.63%, 01/17/31(a)(b)		310	310,192
OZLM XXIV Ltd., Series 2019-24A, Class A2AR, (3-mo. CME Term SOFR + 1.96%), 6.26%, 07/20/32(a)(b)		750	749,897
Pagaya AI Technology in Housing Trust, Series 2023-1, Class F, 3.60%, 10/25/40(a)		3,423	2,770,420
Palmer Square CLO Ltd.
Series 2015-1A, Class A2R5, (3-mo. CME Term SOFR + 1.60%), 5.93%, 05/21/34(a)(b)		1,250	1,243,282
Series 2019-1A, Class A1R, (3-mo. CME Term SOFR + 1.41%), 5.73%, 11/14/34(a)(b)		3,570	3,568,931
Series 2020-3A, Class A1R2, (3-mo. CME Term SOFR + 1.65%), 5.97%, 11/15/36(a)(b)		1,270	1,272,311
Series 2021-1A, Class A1AR, (3-mo. CME Term SOFR + 1.15%), 5.47%, 04/20/38(a)(b)		2,960	2,948,181
Series 2021-3A, Class A1, (3-mo. CME Term SOFR + 1.41%), 5.71%, 01/15/35(a)(b)		360	360,736
Series 2021-4A, Class B, (3-mo. CME Term SOFR + 1.91%), 6.21%, 10/15/34(a)(b)		250	249,812
Series 2022-3A, Class A1R, (3-mo. CME Term SOFR + 1.35%), 5.64%, 07/20/37(a)(b)		1,530	1,531,533
Series 2022-3A, Class D1R, (3-mo. CME Term SOFR + 2.95%), 7.24%, 07/20/37(a)(b)		550	546,252
Series 2024-2A, Class B, (3-mo. CME Term SOFR + 1.65%), 5.94%, 07/20/37(a)(b)		3,270	3,267,766
Palmer Square Loan Funding Ltd.
Series 2021-4A, Class C, (3-mo. CME Term SOFR + 2.86%), 7.16%, 10/15/29(a)(b)		250	249,799
Series 2021-4A, Class D, (3-mo. CME Term SOFR + 5.26%), 9.56%, 10/15/29(a)(b)		1,480	1,480,000
Series 2022-2A, Class A2, (3-mo. CME Term SOFR + 1.90%), 6.20%, 10/15/30(a)(b)		1,810	1,811,296
Series 2022-2A, Class B, (3-mo. CME Term SOFR + 2.20%), 6.50%, 10/15/30(a)(b)		390	389,466
Series 2022-2A, Class C, (3-mo. CME Term SOFR + 3.10%), 7.40%, 10/15/30(a)(b)		250	249,934
Series 2022-3A, Class A1BR, (3-mo. CME Term SOFR + 1.40%), 5.70%, 04/15/31(a)(b)		250	250,176
Series 2022-3A, Class A2R, (3-mo. CME Term SOFR + 1.60%), 5.90%, 04/15/31(a)(b)		16,630	16,567,694
Series 2024-1A, Class A2, (3-mo. CME Term SOFR + 1.45%), 5.75%, 10/15/32(a)(b)		1,680	1,675,540
Series 2024-2A, Class A1N, (3-mo. CME Term SOFR + 1.00%), 5.45%, 01/15/33(a)(b)		730	728,965
Panorama Auto Trust
Series 2025-1, Class C, (1-mo. BBSW + 1.55%), 5.66%, 03/15/33(b)(e)	AUD	732	456,206

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	19

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2025	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities (continued)
Panorama Auto Trust
Series 2025-1, Class E, (1-mo. BBSW + 3.40%), 7.51%, 03/15/33(b)(e)	AUD	540	$335,631
Park Avenue Institutional Advisers CLO Ltd., Series 2021-2A, Class D, (3-mo. CME Term SOFR + 3.66%), 7.96%, 07/15/34(a)(b)	USD	250	249,675
Park Blue CLO Ltd.
Series 2022-2A, Class A1R, (3-mo. CME Term SOFR + 1.42%), 5.71%, 07/20/37(a)(b)		1,460	1,457,822
Series 2024-6A, Class A1, (3-mo. CME Term SOFR + 1.34%), 5.64%, 01/25/38(a)(b)		3,210	3,203,862
PCL Funding IX PLC
Series 2024-1, Class B, (1-day SONIA + 1.30%), 5.76%, 07/16/29(b)(e)	GBP	684	885,488
Series 2024-1, Class C, (1-day SONIA + 2.15%), 6.61%, 07/16/29(b)(e)		151	195,549
PFS Financing Corp., Series 2022-E, Class B, 5.54%, 10/30/26(a)(f)	USD	12,000	12,044,400
Pikes Peak CLO 12 Ltd., Series 2023-12A, Class AR, (3-mo. CME Term SOFR + 1.22%), 5.54%, 04/20/38(a)(b)		500	498,750
Pikes Peak CLO 8, Series 2021-8A, Class A1R, (3-mo. CME Term SOFR + 1.33%), 5.62%, 01/20/38(a)(b)		1,500	1,497,000
Point Au Roche Park CLO Ltd., Series 2021-1A, Class A, (3-mo. CME Term SOFR + 1.34%), 5.64%, 07/20/34(a)(b)		370	370,139
Pony SA Compartment German Auto Loans
Series 2024-1, Class C, (1-mo. EURIBOR + 1.20%), 3.59%, 01/14/33(b)(e)	EUR	400	433,335
Series 2024-1, Class D, (1-mo. EURIBOR + 1.65%), 4.04%, 01/14/33(b)(e)		300	324,361
Post CLO Ltd., Series 2023-1A, Class A, (3-mo CME Term SOFR + 1.95%), 6.24%, 04/20/36(a)(b)	USD	500	499,881
Post CLO VI Ltd., Series 2024-2A, Class A1, (3-mo. CME Term SOFR + 1.42%), 5.88%, 01/20/38(a)(b)		950	951,187
PRET LLC
Series 2021-RN4, Class A1, 5.49%, 10/25/51(a)(b)		4,286	4,281,327
Series 2024-NPL4, Class A1, 7.00%, 07/25/54(a)(c)		6,471	6,473,376
Series 2024-NPL5, Class A1, 5.96%, 09/25/54(a)(c)		5,132	5,127,590
Prima Capital CRE Securitization Ltd., Series 2016-6A, Class C, 4.00%, 08/24/40(a)		3,006	2,901,970
Prodigy Finance DAC
Series 2021-1A, Class A, (1-mo. CME Term SOFR + 1.36%), 5.69%, 07/25/51(a)(b)		1,339	1,341,569
Series 2021-1A, Class B, (1-mo. CME Term SOFR + 2.61%), 6.94%, 07/25/51(a)(b)		263	265,861
Series 2021-1A, Class C, (1-mo. CME Term SOFR + 3.86%), 8.19%, 07/25/51(a)(b)		152	156,158
Series 2021-1A, Class D, (1-mo. CME Term SOFR + 6.01%), 10.34%, 07/25/51(a)(b)		104	107,501
Progress Residential Trust
Series 2021-SFR10, Class E2, 3.67%, 12/17/40(a)		1,866	1,728,224
Series 2021-SFR10, Class F, 4.61%, 12/17/40(a)		7,537	7,141,234

Security	Par (000)		Value

Asset-Backed Securities (continued)
Progress Residential Trust
Series 2021-SFR2, Class F, 3.40%, 04/19/38(a)	USD	5,967	$5,936,288
Series 2021-SFR3, Class F, 3.44%, 05/17/26(a)		6,640	6,496,599
Series 2021-SFR4, Class F, 3.41%, 05/17/38(a)		8,330	8,042,637
Series 2021-SFR9, Class F, 4.05%, 11/17/40(a)		1,342	1,278,585
Series 2022-SFR1, Class F, 4.88%, 02/17/41(a)		2,617	2,506,486
Series 2022-SFR1, Class G, 5.52%, 02/17/41(a)		2,617	2,546,133
Series 2022-SFR5, Class E1, 6.62%, 06/17/39(a)		1,766	1,787,126
Series 2023-SFR2, Class E1, 4.75%, 10/17/40(a)		1,781	1,680,527
Series 2024-SFR2, Class E1, 3.40%, 04/17/41(a)(b)		2,025	1,826,693
Series 2024-SFR2, Class E2, 3.65%, 04/17/41(a)(b)		1,012	905,204
PRP Advisors LLC, Series 2022-1, Class A1, 6.72%, 02/25/27(a)(c)		632	632,507
Quarzo Srl
Series 2024-1, Class C, (3-mo. EURIBOR + 2.30%), 4.80%, 06/15/41(b)(e)	EUR	383	418,747
Series 2024-1, Class D, (3-mo. EURIBOR + 3.70%), 6.20%, 06/15/41(b)(e)		312	340,549
Race Point IX CLO Ltd., Series 2015-9A, Class A1A2, (3-mo. CME Term SOFR + 1.20%), 5.50%, 10/15/30(a)(b)	USD	1,306	1,305,456
Race Point X CLO Ltd., Series 2016-10A, Class A1R, (3-mo. CME Term SOFR + 1.36%), 5.66%, 07/25/31(a)(b)		1,864	1,862,881
Rad CLO 15 Ltd.
Series 2021-15A, Class A, (3-mo. CME Term SOFR + 1.35%), 5.65%, 01/20/34(a)(b)		4,110	4,106,558
Series 2021-15A, Class B, (3-mo. CME Term SOFR + 1.91%), 6.21%, 01/20/34(a)(b)		430	429,620
Rad CLO 16 Ltd., Series 2022-16A, Class A1R, (3-mo. CME Term SOFR + 1.55%), 5.85%, 07/15/37(a)(b)		325	325,443
RAD CLO 21 Ltd.
Series 2023-21A, Class A1R, (3-mo. CME Term SOFR + 1.07%), 5.39%, 01/25/37(a)(b)		1,270	1,267,497
Series 2023-21A, Class CR, (3-mo. CME Term SOFR + 1.80%), 6.12%, 01/25/37(a)(b)		1,500	1,498,055
Rad CLO 23 Ltd., Series 2024-23A, Class B1, (3-mo. CME Term SOFR + 2.05%), 6.34%, 04/20/37(a)(b)		1,400	1,400,221
Rad CLO 25 Ltd., Series 2024-25A, Class A1, (3-mo. CME Term SOFR + 1.46%), 5.75%, 07/20/37(a)(b)		490	490,859
RAD CLO 27 Ltd., Series 2024-27A, Class A1, (3-mo. CME Term SOFR + 1.32%), 5.61%, 01/15/38(a)(b)		930	929,832
Rad CLO 5 Ltd., Series 2019-5A, Class AR, (3-mo. CME Term SOFR + 1.38%), 5.68%, 07/24/32(a)(b)		2,736	2,740,007

20	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2025	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities (continued)
Rad CLO 7 Ltd.
Series 2020-7A, Class A1R, (3-mo. CME Term SOFR + 1.35%), 5.65%, 04/17/36(a)(b)	USD	1,050	$1,050,164
Series 2020-7A, Class B1R, (3-mo. CME Term SOFR + 1.90%), 6.20%, 04/17/36(a)(b)		4,540	4,535,775
Series 2020-7A, Class CR, (3-mo. CME Term SOFR + 2.60%), 6.90%, 04/17/36(a)(b)		2,410	2,414,749
Series 2020-7A, Class D1R, (3-mo. CME Term SOFR + 4.15%), 8.45%, 04/17/36(a)(b)		770	768,623
RAMP Series Trust, Series 2004-RS7, Class A2A, (1-mo. CME Term SOFR + 0.62%), 5.05%, 07/25/34(b)		999	786,821
Recette CLO Ltd., Series 2015-1A, Class BRR, (3-mo. CME Term SOFR + 1.66%), 5.96%, 04/20/34(a)(b)		500	498,850
Red & Black Auto Italy Srl, Series 3, Class C, (1-mo. EURIBOR + 1.50%), 3.86%, 07/28/36(b)(e)	EUR	298	323,243
Redwood Funding Trust, Series 2023-1, Class A, 7.50%, 07/25/59(a)(c)	USD	422	422,847
Regatta 30 Funding Ltd., Series 2024-4A, Class A1, (3-mo. CME Term SOFR + 1.32%), 5.63%, 01/25/38(a)(b)		1,710	1,709,356
Regatta 31 Funding Ltd.
Series 2025-1A, Class A1, (3-mo. CME Term SOFR + 1.17%), 5.40%, 03/25/38(a)(b)		1,380	1,376,307
Series 2025-1A, Class A2, (3-mo. CME Term SOFR + 1.60%), 5.83%, 03/25/38(a)(b)		1,920	1,914,262
Regatta IX Funding Ltd., Series 2017-1A, Class B1R, (3-mo. CME Term SOFR + 2.00%), 6.30%, 04/17/37(a)(b)		2,438	2,442,344
Regatta VI Funding Ltd., Series 2016-1A, Class AR2, (3-mo. CME Term SOFR + 1.42%), 5.72%, 04/20/34(a)(b)		4,700	4,704,583
Regatta VII Funding Ltd.
Series 2016-1A, Class A1R2, (3-mo. CME Term SOFR + 1.41%), 5.72%, 06/20/34(a)(b)		1,600	1,602,840
Series 2016-1A, Class BR2, (3-mo. CME Term SOFR + 1.86%), 6.17%, 06/20/34(a)(b)		500	500,825
Regatta VIII Funding Ltd., Series 2017-1A, Class BR, (3-mo. CME Term SOFR + 2.05%), 6.35%, 04/17/37(a)(b)		750	751,329
Regatta XI Funding Ltd.
Series 2018-1A, Class AR, (3-mo. CME Term SOFR + 1.40%), 5.70%, 07/17/37(a)(b)		5,950	5,954,827
Series 2018-1A, Class BR, (3-mo. CME Term SOFR + 1.75%), 6.05%, 07/17/37(a)(b)		3,270	3,271,012
Regatta XII Funding Ltd., Series 2019-1A, Class ARR, (3-mo. CME Term SOFR + 1.39%), 6.05%, 10/15/37(a)(b)		3,340	3,343,738
Regatta XIX Funding Ltd.
Series 2022-1A, Class A1, (3-mo. CME Term SOFR + 1.32%), 5.61%, 04/20/35(a)(b)		1,020	1,020,146
Series 2022-1A, Class B, (3-mo. CME Term SOFR + 1.85%), 6.14%, 04/20/35(a)(b)		1,390	1,393,934

Security	Par (000)		Value

Asset-Backed Securities (continued)
Regatta XVIII Funding Ltd.
Series 2021-1A, Class A1R, (3-mo. CME Term SOFR + 1.16%), 5.48%, 04/15/38(a)(b)	USD	2,830	$2,821,380
Series 2021-1A, Class BR, (3-mo. CME Term SOFR + 1.55%), 5.87%, 04/15/38(a)(b)		750	744,535
Regatta XX Funding Ltd., Series 2021-2A, Class AR, (3-mo. CME Term SOFR + 1.18%), 5.49%, 01/15/38(a)(b)		1,189	1,186,229
Regatta XXIII Funding Ltd., Series 2021-4A, Class A1, (3-mo. CME Term SOFR + 1.41%), 5.71%, 01/20/35(a)(b)		1,300	1,302,758
Regatta XXIV Funding Ltd., Series 2021-5A, Class AR, (3-mo. CME Term SOFR + 1.32%), 5.64%, 01/20/38(a)(b)		1,190	1,190,021
Regatta XXVII Funding Ltd., Series 2024-1A, Class A1, (3-mo. CME Term SOFR + 1.53%), 5.83%, 04/26/37(a)(b)		2,990	2,997,222
Regional Management Issuance Trust
Series 2021-2, Class A, 1.90%, 08/15/33(a)		1,053	992,959
Series 2021-3, Class A, 3.88%, 10/17/33(a)(f)		21,460	20,387,000
Series 2022-1, Class A, 3.07%, 03/15/32(a)		373	369,078
Series 2022-1, Class B, 3.71%, 03/15/32(a)		810	790,954
Series 2022-1, Class C, 4.46%, 03/15/32(a)		534	520,062
Series 2022-1, Class D, 6.72%, 03/15/32(a)		1,695	1,673,269
Series 2024-1, Class D, 7.46%, 07/15/36(a)		1,047	1,085,723
Series 2024-2, Class A, 5.11%, 12/15/33(a)		1,860	1,868,010
Series 2024-2, Class D, 6.33%, 12/15/33(a)		271	271,084
Republic Finance Issuance Trust
Series 2024-A, Class B, 6.47%, 08/20/32(a)		695	710,657
Series 2024-A, Class C, 7.28%, 08/20/32(a)		340	348,257
Series 2024-A, Class D, 9.49%, 08/20/32(a)		1,401	1,425,086
Series 2024-B, Class A, 5.42%, 11/20/37(a)		10,434	10,553,028
Series 2024-B, Class B, 5.86%, 11/20/37(a)		3,690	3,735,326
Riserva CLO Ltd., Series 2016-3A, Class ARR, (3-mo. CME Term SOFR + 1.32%), 5.62%, 01/18/34(a)(b)		5,690	5,682,603
Rockford Tower CLO Ltd.
Series 2017-1A, Class AR2, (3-mo. CME Term SOFR + 1.36%), 5.66%, 04/20/34(a)(b)		4,827	4,815,564
Series 2017-2A, Class BR, (3-mo. CME Term SOFR + 1.76%), 6.06%, 10/15/29(a)(b)		8,271	8,255,542
Series 2017-2A, Class CR, (3-mo. CME Term SOFR + 2.16%), 6.46%, 10/15/29(a)(b)		2,750	2,750,197
Series 2017-2A, Class DR, (3-mo. CME Term SOFR + 3.11%), 7.41%, 10/15/29(a)(b)		4,766	4,766,036
Series 2017-3A, Class A, (3-mo. CME Term SOFR + 1.45%), 5.75%, 10/20/30(a)(b)		4,855	4,851,009
Series 2018-1A, Class A, (3-mo. CME Term SOFR + 1.36%), 5.68%, 05/20/31(a)(b)		4,142	4,138,011
Series 2018-1A, Class B, (3-mo. CME Term SOFR + 1.98%), 6.30%, 05/20/31(a)(b)		1,500	1,501,056
Series 2018-2A, Class A, (3-mo. CME Term SOFR + 1.42%), 5.72%, 10/20/31(a)(b)		525	524,690
Series 2018-2A, Class B, (3-mo. CME Term SOFR + 2.06%), 6.36%, 10/20/31(a)(b)		600	600,413
Series 2021-2A, Class A1, (3-mo. CME Term SOFR + 1.42%), 5.72%, 07/20/34(a)(b)		2,020	2,017,457

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	21

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2025	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities (continued)
Romark CLO Ltd.
Series 2017-1A, Class A1R, (3-mo. CME Term SOFR + 1.29%), 5.58%, 10/23/30(a)(b)	USD	1,362	$1,363,224
Series 2017-1A, Class B, (3-mo. CME Term SOFR + 2.41%), 6.70%, 10/23/30(a)(b)		750	749,868
Romark WM-R Ltd., Series 2018-1A, Class A1, (3-mo. CME Term SOFR + 1.29%), 5.59%, 04/20/31(a)(b)		3,288	3,287,159
RR 12 Ltd., Series 2020-12A, Class A2R3, (3-mo. CME Term SOFR + 1.60%), 5.90%, 01/15/36(a)(b)		1,040	1,037,445
RR 18 Ltd., Series 2021-18A, Class A2, (3-mo. CME Term SOFR + 1.86%), 6.16%, 10/15/34(a)(b)		485	485,584
RR 24 Ltd., Series 2022-24A, Class A1A2, (3-mo. CME Term SOFR + 1.31%), 5.65%, 01/15/37(a)(b)		500	500,262
RR 26 Ltd., Series 2023-26A, Class A1R, (3-mo. CME Term SOFR + 1.12%), 5.44%, 04/15/38(a)(b)		1,680	1,680,000
RR 28 Ltd., Series 2024-28RA, Class A1R, (3-mo. CME Term SOFR + 1.55%), 5.85%, 04/15/37(a)(b)		6,320	6,332,658
RR 29 Ltd., Series 2024-29RA, Class A1R, (3-mo. CME Term SOFR + 1.39%), 5.69%, 07/15/39(a)(b)		300	300,432
RR 32 Ltd.
Series 2024-32RA, Class A1R, (3-mo. CME Term SOFR + 1.36%), 5.66%, 10/15/39(a)(b)		12,950	12,965,963
Series 2024-32RA, Class A2R, (3-mo. CME Term SOFR + 1.70%), 6.00%, 10/15/39(a)(b)		2,310	2,304,991
RR 38 Ltd., Series 2025-38A, Class A1A, (3-mo. CME Term SOFR + 1.15%), 5.47%, 04/15/40(a)(b)		9,490	9,466,078
RR 5 Ltd., Series 2018-5A, Class A2R, (3-mo. CME Term SOFR + 1.95%), 6.25%, 07/15/39(a)(b)		1,000	1,002,791
RR 8 Ltd., Series 2020-8A, Class A1R, (3-mo. CME Term SOFR + 1.35%), 5.65%, 07/15/37(a)(b)		500	500,180
RRE 5 Loan Management DAC, Series 5A, Class A2R, (3-mo. EURIBOR + 1.75%), 4.54%, 01/15/37(a)(b)	EUR	1,160	1,255,922
Sandstone Peak Ltd.
Series 2021-1A, Class A1R, (3-mo. CME Term SOFR + 1.28%), 5.58%, 10/15/34(a)(b)	USD	250	249,914
Series 2021-1A, Class A2R, (3-mo. CME Term SOFR + 1.68%), 5.98%, 10/15/34(a)(b)		2,410	2,416,740
Series 2021-1A, Class B1R, (3-mo. CME Term SOFR + 1.83%), 6.13%, 10/15/34(a)(b)		710	708,089
Saxon Asset Securities Trust, Series 2004-2, Class MF5, 3.65%, 08/25/35(c)		587	440,255
SC Germany SA Compartment Consumer Series 2024-2, Class C, (1-mo. EURIBOR + 1.40%), 3.79%, 05/14/38(b)(e)	EUR	800	867,882

Security	Par (000)		Value

Asset-Backed Securities (continued)
SC Germany SA Compartment Consumer Series 2024-2, Class D, (1-mo. EURIBOR + 1.70%), 4.09%, 05/14/38(b)(e)	EUR	500	$541,822
SCF Rahoituspalvelut XIII DAC, Series 13, Class C, (1-mo. EURIBOR + 1.40%), 3.77%, 06/25/34(b)(e)		400	432,477
Securitized Asset Backed Receivables LLC Trust, Series 2006-OP1, Class M6, (1-mo. CME Term SOFR + 1.12%), 5.44%, 10/25/35(b)	USD	340	266,885
Securitized Asset-Backed Receivables LLC Trust
Series 2007-BR1, Class A2A, (1-mo. CME Term SOFR + 0.33%), 4.66%, 02/25/37(b)		336	140,638
Series 2007-BR1, Class A2B, (1-mo. CME Term SOFR + 0.65%), 4.98%, 02/25/37(b)		3,578	1,498,032
Series 2007-NC2, Class A2C, (1-mo. CME Term SOFR + 0.55%), 4.88%, 01/25/37(b)		575	416,303
Service Experts Issuer LLC
Series 2021-1A, Class A, 2.67%, 02/02/32(a)		2,644	2,565,014
Series 2024-1A, Class A, 6.39%, 11/20/35(a)		3,760	3,817,066
SESAC Finance LLC
Series 2019-1, Class A2, 5.22%, 07/25/49(a)		2,835	2,806,101
Series 2022-1, Class A2, 5.50%, 07/25/52(a)		3,441	3,424,021
Series 2024-1, Class A2, 6.42%, 01/25/54(a)		1,286	1,299,060
SG Mortgage Securities Trust, Series 2006- FRE2, Class A2C, (1-mo. CME Term SOFR + 0.43%), 4.76%, 07/25/36(b)		860	176,742
Shackleton CLO Ltd., Series 2019-14A, Class BR, (3-mo. CME Term SOFR + 2.06%), 6.36%, 07/20/34(a)(b)		250	249,163
Signal Peak CLO 5 Ltd.
Series 2018-5A, Class A1R, (3-mo. CME Term SOFR + 1.55%), 5.85%, 04/25/37(a)(b)		2,620	2,625,240
Series 2018-5A, Class BR, (3-mo. CME Term SOFR + 2.20%), 6.50%, 04/25/37(a)(b)		610	610,247
Signal Peak CLO 7 Ltd.
Series 2019-1A, Class A1R, (3-mo. CME Term SOFR + 1.42%), 5.71%, 10/20/37(a)(b)		400	400,401
Series 2019-1A, Class BR, (3-mo. CME Term SOFR + 1.80%), 6.09%, 10/20/37(a)(b)		270	269,630
Signal Peak CLO 8 Ltd., Series 2020-8A, Class A1R, (3-mo. CME Term SOFR + 1.39%), 5.68%, 10/20/37(a)(b)		1,430	1,432,523
Silver Point CLO 1 Ltd., Series 2022-1A, Class A1R, (3-mo. CME Term SOFR + 1.32%), 5.61%, 01/20/38(a)(b)		930	927,110
Silver Point CLO 4 Ltd., Series 2024-4A, Class A1, (3-mo. CME Term SOFR + 1.63%), 5.93%, 04/15/37(a)(b)		690	690,296
Silver Point CLO 5 Ltd., Series 2024-5A, Class A1, (3-mo. CME Term SOFR + 1.40%), 5.69%, 10/20/37(a)(b)		860	861,295
Silver Point CLO 7 Ltd., Series 2024-7A, Class A1, (3-mo. CME Term SOFR + 1.36%), 5.65%, 01/15/38(a)(b)		1,900	1,901,256
Silver Point CLO 8 Ltd., Series 2025-8A, Class A1, (3-mo. CME Term SOFR + 1.21%), 04/15/38(a)(b)(g)		850	850,000

22	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2025	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities (continued)
Sixth Street CLO IX Ltd., Series 2017-9A, Class AR, (3-mo. CME Term SOFR + 1.38%), 5.67%, 07/21/37(a)(b)	USD	1,690	$1,692,535
Sixth Street CLO XIV Ltd., Series 2019-14A, Class A1R2, (3-mo. CME Term SOFR + 1.15%), 5.47%, 01/20/38(a)(b)		1,570	1,564,505
Sixth Street CLO XIX Ltd., Series 2021-19A, Class A, (3-mo. CME Term SOFR + 1.36%), 5.66%, 07/20/34(a)(b)		16,995	16,974,905
Sixth Street CLO XX Ltd.
Series 2021-20A, Class A1, (3-mo. CME Term SOFR + 1.42%), 5.72%, 10/20/34(a)(b)		250	249,996
Series 2021-20A, Class B, (3-mo. CME Term SOFR + 1.91%), 6.21%, 10/20/34(a)(b)		780	779,038
SLM Private Credit Student Loan Trust, Series 2004-A, Class A3, (3-mo. CME Term SOFR + 0.66%), 4.96%, 06/15/33(b)		303	301,578
SLM Private Education Loan Trust, Series 2010-C, Class A5, (1-mo. CME Term SOFR + 4.86%), 9.18%, 10/15/41(a)(b)		10,222	10,749,087
SMB Private Education Loan Trust
Series 2015-B, Class B, 3.50%, 12/17/40(a)		810	803,517
Series 2020-PTA, Class A2A, 1.60%, 09/15/54(a)		7,523	7,041,150
Series 2020-PTA, Class B, 2.50%, 09/15/54(a)		6,740	5,936,385
Series 2021-A, Class C, 2.99%, 01/15/53(a)		6,022	5,198,988
Series 2021-C, Class B, 2.30%, 01/15/53(a)		711	688,301
Series 2021-C, Class C, 3.00%, 01/15/53(a)		422	375,912
Series 2024-A, Class A1A, 5.24%, 03/15/56(a)		1,493	1,506,882
Series 2024-A, Class A1B, (SOFR (30-day) + 1.45%), 5.80%, 03/15/56(a)(b)		19,780	19,866,766
Series 2024-A, Class B, 5.88%, 03/15/56(a)		3,913	4,002,148
Series 2024-C, Class A1B, (SOFR (30-day) + 1.10%), 5.45%, 06/17/52(a)(b)		3,816	3,815,801
SoFi Consumer Loan Program Trust
Series 2025-1, Class A, 4.80%, 02/27/34(a)		28,992	29,006,934
Series 2025-1, Class B, 5.12%, 02/27/34(a)		1,768	1,781,279
SoFi Personal Loan Trust
Series 2023-1A, Class A, 6.00%, 11/12/30(a)		5,974	6,047,675
Series 2024-1A, Class A, 6.06%, 02/12/31(a)		7,140	7,194,396
Sound Point CLO II Ltd., Series 2013-1A, Class A1R, (3-mo. CME Term SOFR + 1.33%), 5.63%, 01/26/31(a)(b)		296	296,434
Sound Point CLO XXII Ltd., Series 2019-1A, Class ARR, (3-mo. CME Term SOFR + 1.03%), 5.32%, 01/20/32(a)(b)		1,520	1,517,880
Soundview Home Loan Trust
Series 2004-WMC1, Class M2, (1-mo. CME Term SOFR + 0.91%), 5.23%, 01/25/35(b)		33	27,504
Series 2005-OPT3, Class M4, (1-mo. CME Term SOFR + 1.13%), 5.46%, 11/25/35(b)		547	434,192
Series 2007-NS1, Class M1, (1-mo. CME Term SOFR + 0.64%), 4.96%, 01/25/37(b)		781	745,432
Southwick Park CLO LLC
Series 2019-4A, Class A1R, (3-mo. CME Term SOFR + 1.32%), 5.62%, 07/20/32(a)(b)		532	532,318
Series 2019-4A, Class B1R, (3-mo. CME Term SOFR + 1.76%), 6.06%, 07/20/32(a)(b)		370	370,052

Security	Par (000)		Value

Asset-Backed Securities (continued)
SPLT
Series 23-1, Class R1, 0.00%, 10/15/30(a)(d)	USD	178	$8,290,743
Series 24-1, Class R1, 0.00%, 02/12/31(a)(d)		162	4,769,870
St. Paul’s CLO XII DAC, Series 12X, Class B1, (3-mo. EURIBOR + 1.60%), 4.39%, 04/15/33(b)(e)	EUR	1,420	1,524,960
STAR Trust, Series 2021-SFR1, Class F, (1-mo. CME Term SOFR + 2.51%), 6.83%, 04/17/38(a)(b)	USD	1,030	1,016,482
Steele Creek CLO Ltd., Series 2017-1A, Class A, (3-mo. CME Term SOFR + 1.51%), 5.81%, 10/15/30(a)(b)		815	814,243
Stewart Park CLO Ltd., Series 2015-1A, Class CR, (3-mo. CME Term SOFR + 2.06%), 6.36%, 01/15/30(a)(b)		1,630	1,638,032
Stratus CLO Ltd., Series 2021-1A, Class SUB, 0.00%, 12/29/29(a)(b)(d)		1,000	1,040
Structured Asset Securities Corp. Assistance Loan Trust, Series 2003-AL2, Class A, 3.36%, 01/25/31(a)		47	44,905
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2007-GEL2, Class M1, (1-mo. CME Term SOFR + 1.16%), 5.49%, 05/25/37(a)(b)		2,104	1,651,340
Subway Funding LLC, Series 2024-1A, Class A2II, 6.27%, 07/30/54(a)		5,762	5,845,788
Sutton Park CLO DAC, Series 1X, Class BE, (3-mo. EURIBOR + 2.35%), 4.91%, 11/15/31(b)(e)	EUR	940	1,018,310
Sycamore Tree CLO Ltd.
Series 2021-1A, Class AR, (3-mo. CME Term SOFR + 1.39%), 5.90%, 01/20/38(a)(b)	USD	1,760	1,763,148
Series 2024-5A, Class B, (3-mo. CME Term SOFR + 2.25%), 6.54%, 04/20/36(a)(b)		3,280	3,288,066
Series 2025-6A, Class A1, (3-mo. CME Term SOFR + 1.20%), 5.48%, 04/20/38(a)(b)		1,350	1,350,000
Symphony CLO 38 Ltd., Series 2023-38A, Class C1, (3-mo. CME Term SOFR + 2.90%), 7.20%, 04/24/36(a)(b)		250	250,162
Symphony CLO 39 Ltd., Series 2023-39A, Class AR, (3-mo. CME Term SOFR + 1.33%), 5.63%, 01/25/38(a)(b)		610	610,071
Symphony CLO 40 Ltd., Series 2023-40A, Class AR, (3-mo. CME Term SOFR + 1.31%), 5.73%, 01/05/38(a)(b)		810	810,016
Symphony CLO 46 Ltd., Series 2024-46A, Class A2, (3-mo. CME Term SOFR + 1.59%), 6.03%, 01/20/38(a)(b)		250	249,981
Symphony CLO XIX Ltd., Series 2018-19A, Class A, (3-mo. CME Term SOFR + 1.22%), 5.53%, 04/16/31(a)(b)		161	161,061
Symphony CLO XVI Ltd., Series 2015-16A, Class ARR, (3-mo. CME Term SOFR + 1.20%), 5.50%, 10/15/31(a)(b)		1,905	1,904,119
Symphony CLO XX Ltd., Series 2018-20A, Class BR2, (3-mo. CME Term SOFR + 1.55%), 5.86%, 01/16/32(a)(b)		1,110	1,105,662
Symphony CLO XXIV Ltd., Series 2020-24A, Class AR, (3-mo. CME Term SOFR + 1.20%), 5.49%, 01/23/32(a)(b)		412	411,770

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	23

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2025	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities (continued)
Symphony CLO XXVI Ltd., Series 2021-26A, Class AR, (3-mo. CME Term SOFR + 1.34%), 5.64%, 04/20/33(a)(b)	USD	2,012	$2,009,815
Symphony CLO XXVIII Ltd., Series 2021-28A, Class A, (3-mo. CME Term SOFR + 1.40%), 5.69%, 10/23/34(a)(b)		2,230	2,230,078
Symphony CLO XXXIII Ltd., Series 2022-33A, Class AR, (3-mo. CME Term SOFR + 1.26%), 5.54%, 01/24/38(a)(b)		2,000	1,998,012
TAGUS-Sociedade de Titularizacao de Creditos SA/Vasco Finance No. 2
Series 2, Class B, (1-mo. EURIBOR + 1.80%), 4.37%, 10/27/42(b)(e)	EUR	300	324,600
Series 2, Class C, (1-mo. EURIBOR + 2.60%), 5.17%, 10/27/42(b)(e)		200	216,398
Series 2, Class D, (1-mo. EURIBOR + 4.00%), 6.57%, 10/27/42(b)(e)		400	437,013
TCI-Flatiron CLO Ltd., Series 2017-1A, Class AR, (3-mo. CME Term SOFR + 1.22%), 5.55%, 11/18/30(a)(b)	USD	458	457,758
TCW CLO Ltd., Series 2019-2A, Class A1R2, (3-mo. CME Term SOFR + 1.27%), 5.59%, 01/20/38(a)(b)		1,270	1,269,141
Terwin Mortgage Trust, Series 2005-10HE, Class M5, (1-mo. CME Term SOFR + 1.13%), 5.46%, 06/25/36(b)		357	318,212
Thayer Park CLO Ltd., Series 2017-1A, Class A1R, (3-mo. CME Term SOFR + 1.30%), 5.60%, 04/20/34(a)(b)		550	549,532
TIAA CLO III Ltd., Series 2017-2A, Class A, (3-mo. CME Term SOFR + 1.41%), 5.72%, 01/16/31(a)(b)		373	372,947
TICP CLO VI Ltd., Series 2016-6A, Class AR2, (3-mo. CME Term SOFR + 1.38%), 5.68%, 01/15/34(a)(b)		4,870	4,862,554
TICP CLO VII Ltd., Series 2017-7A, Class BR2, (3-mo. CME Term SOFR + 1.90%), 6.20%, 04/15/33(a)(b)		4,165	4,157,530
TICP CLO XI Ltd.
Series 2018-11A, Class AR, (3-mo. CME Term SOFR + 1.53%), 5.83%, 04/25/37(a)(b)		750	751,877
Series 2018-11A, Class BR, (3-mo. CME Term SOFR + 2.05%), 6.35%, 04/25/37(a)(b)		2,680	2,687,068
Series 2018-11A, Class DR, (3-mo. CME Term SOFR + 3.70%), 8.00%, 04/25/37(a)(b)		250	249,076
TICP CLO XII Ltd., Series 2018-12A, Class AR, (3-mo. CME Term SOFR + 1.43%), 5.73%, 07/15/34(a)(b)		2,230	2,235,003
Tower Bridge Funding PLC
Series 2024-3X, Class C, (1-day SONIA + 1.40%), 5.86%, 12/20/66(b)(e)	GBP	272	351,711
Series 2024-3X, Class D, (1-day SONIA + 1.90%), 6.36%, 12/20/66(b)(e)		334	432,882
Trestles CLO IV Ltd., Series 2021-4A, Class A, (3-mo. CME Term SOFR + 1.43%), 5.73%, 07/21/34(a)(b)	USD	9,420	9,426,250
Trestles CLO V Ltd., Series 2021-5A, Class A1, (3-mo. CME Term SOFR + 1.43%), 5.73%, 10/20/34(a)(b)		7,995	8,000,137
Tricon American Homes Trust, Series 2020- SFR1, Class D, 2.55%, 07/17/38(a)		6,675	6,466,527

Security	Par (000)		Value

Asset-Backed Securities (continued)
Tricon Residential Trust
Series 2021-SFR1, Class F, 3.69%, 07/17/38(a)	USD	4,805	$4,635,748
Series 2021-SFR1, Class G, 4.13%, 07/17/38(a)		3,324	3,219,013
Trimaran CAVU Ltd.
Series 2019-2A, Class C, (3-mo. CME Term SOFR + 4.98%), 9.28%, 11/26/32(a)(b)		500	501,901
Series 2021-2A, Class D1, (3-mo. CME Term SOFR + 3.51%), 7.81%, 10/25/34(a)(b)		250	249,693
Series 2024-1A, Class A, (3-mo. CME Term SOFR + 1.38%), 5.64%, 01/25/38(a)(b)		4,940	4,947,766
Series 2024-1A, Class B, (3-mo. CME Term SOFR + 1.75%), 6.01%, 01/25/38(a)(b)		600	598,537
Trinitas CLO IV Ltd., Series 2016-4A, Class A2L2, (3-mo. CME Term SOFR + 1.66%), 5.96%, 10/18/31(a)(b)		970	969,875
Trinitas CLO VII Ltd., Series 2017-7A, Class A1R2, (3-mo. CME Term SOFR + 1.06%), 5.37%, 01/25/35(a)(b)		3,710	3,685,550
Trinitas CLO XIV Ltd.
Series 2020-14A, Class A1R, (3-mo. CME Term SOFR + 1.34%), 5.64%, 01/25/34(a)(b)		1,250	1,248,750
Series 2020-14A, Class BR, (3-mo. CME Term SOFR + 1.95%), 6.25%, 01/25/34(a)(b)		3,460	3,454,880
Trinitas CLO XVIII Ltd., Series 2021-18A, Class A1, (3-mo. CME Term SOFR + 1.43%), 5.73%, 01/20/35(a)(b)		250	249,735
Trinitas CLO XXVIII Ltd., Series 2024-28A, Class A1, (3-mo. CME Term SOFR + 1.55%), 5.85%, 04/25/37(a)(b)		810	811,077
Vantage Data Centers Jersey Borrower Spv Ltd., Series 2024-1X, Class A2, 6.17%, 05/28/39(e)	GBP	2,561	3,349,772
Venture CLO Ltd., Series 2018-32A, Class A2A, (3-mo. CME Term SOFR + 1.33%), 5.63%, 07/18/31(a)(b)	USD	923	923,187
Verdelite Static CLO Ltd.
Series 2024-1A, Class A, (3-mo. CME Term SOFR + 1.13%), 5.42%, 07/20/32(a)(b)		2,151	2,150,354
Series 2024-1A, Class B, (3-mo. CME Term SOFR + 1.65%), 5.94%, 07/20/32(a)(b)		210	210,104
VOLT CVI LLC, Series 2021-NP12, Class A1, 5.73%, 12/26/51(a)(c)		3,352	3,348,568
Voya CLO Ltd.
Series 2014-1A, Class AAR2, (3-mo. CME Term SOFR + 1.25%), 5.55%, 04/18/31(a)(b)		1,770	1,768,635
Series 2014-4A, Class A1RA, (3-mo. CME Term SOFR + 1.36%), 5.65%, 07/14/31(a)(b)		86	86,128
Series 2016-1A, Class A1R, (3-mo. CME Term SOFR + 1.33%), 5.63%, 01/20/31(a)(b)		644	644,147
Series 2017-1A, Class A1R, (3-mo. CME Term SOFR + 1.21%), 5.51%, 04/17/30(a)(b)		69	69,320
Series 2018-1A, Class A1, (3-mo. CME Term SOFR + 1.21%), 5.51%, 04/19/31(a)(b)		453	453,452
Series 2018-1A, Class A2, (3-mo. CME Term SOFR + 1.56%), 5.86%, 04/19/31(a)(b)		250	249,330

24	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2025	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities (continued)
Voya CLO Ltd.
Series 2018-3A, Class A1R2, (3-mo. CME Term SOFR + 1.20%), 5.50%, 10/15/31(a)(b)	USD	354	$354,244
Series 2019-1A, Class A1RR, (3-mo. CME Term SOFR + 1.37%), 5.82%, 10/15/37(a)(b)		3,620	3,622,273
Series 2019-2A, Class AR, (3-mo. CME Term SOFR + 1.20%), 5.49%, 07/20/32(a)(b)		888	887,336
Series 2021-2A, Class BR, (3-mo. CME Term SOFR + 1.55%), 5.85%, 04/20/38(a)(b)		1,440	1,429,456
Voya Euro CLO II DAC, Series 2A, Class CR, (3-mo. EURIBOR + 2.15%), 4.94%, 07/15/35(a)(b)	EUR	750	809,054
Voya Euro CLO V DAC, Series 5A, Class B1, (3-mo. EURIBOR + 1.75%), 4.54%, 04/15/35(a)(b)		1,970	2,121,193
Washington Mutual Asset-Backed Certificates Trust
Series 2006-HE4, Class 2A2, (1-mo. CME Term SOFR + 0.47%), 4.80%, 09/25/36(b)	USD	3,828	966,419
Series 2006-HE5, Class 1A, (1-mo. CME Term SOFR + 0.42%), 4.64%, 10/25/36(b)		1,162	873,547
Series 2007-HE3, Class 2A3, (1-mo. CME Term SOFR + 0.35%), 4.68%, 05/25/37(b)		834	734,756
Wellington Management CLO 1 Ltd.,
Series 2023-1A, Class A, (3-mo. CME Term SOFR + 1.80%), 6.09%, 10/20/36(a)(b)		250	249,618
Wellington Management CLO 4 Ltd.,
Series 2025-4A, Class A, (3-mo. CME Term SOFR + 1.15%), 5.43%, 04/18/38(a)(b)(f)		1,840	1,840,000
Whitebox CLO I Ltd.
Series 2019-1A, Class A1RR, (3-mo. CME Term SOFR + 1.32%), 5.62%, 07/24/36(a)(b)		7,214	7,209,863
Series 2019-1A, Class D1RR, (3-mo. CME Term SOFR + 3.10%), 7.40%, 07/24/36(a)(b)		4,120	4,117,496
Series 2019-1A, Class ERR, (3-mo. CME Term SOFR + 5.75%), 10.05%, 07/24/36(a)(b)		3,300	3,303,517
Whitebox CLO II Ltd.
Series 2020-2A, Class A1R2, (3-mo. CME Term SOFR + 1.38%), 5.68%, 10/24/37(a)(b)		1,000	1,000,506
Series 2020-2A, Class BR2, (3-mo. CME Term SOFR + 1.75%), 6.05%, 10/24/37(a)(b)		1,850	1,843,575
Series 2020-2A, Class D1R2, (3-mo. CME Term SOFR + 2.90%), 7.20%, 10/24/37(a)(b)		671	670,624
Whitebox CLO III Ltd.
Series 2021-3A, Class A1R, (3-mo. CME Term SOFR + 1.27%), 5.57%, 10/15/35(a)(b)		5,520	5,509,104
Series 2021-3A, Class DR, (3-mo. CME Term SOFR + 2.85%), 7.15%, 10/15/35(a)(b)		1,250	1,244,797
Series 2021-3A, Class ER, (3-mo. CME Term SOFR + 5.65%), 9.95%, 10/15/35(a)(b)		1,000	1,001,372
Whitebox CLO IV Ltd., Series 2023-4A, Class A1, (3-mo. CME Term SOFR + 2.15%), 6.44%, 04/20/36(a)(b)		1,140	1,140,909

Security	Par (000)		Value

Asset-Backed Securities (continued)
Wildwood Park CLO Ltd.
Series 2024-1A, Class A, (3-mo. CME Term SOFR + 1.36%), 5.78%, 10/20/37(a)(b)	USD	3,170	$3,160,090
Series 2024-1A, Class E, (3-mo. CME Term SOFR + 5.75%), 10.17%, 10/20/37(a)(b)		900	907,185
Yale Mortgage Loan Trust, Series 2007-1, Class A, (1-mo. CME Term SOFR + 0.51%), 4.84%, 06/25/37(a)(b)		2,008	626,152

Total Asset-Backed Securities — 11.4% (Cost: $2,291,604,703)			2,237,825,151

	Shares

Common Stocks

Aerospace & Defense — 0.1%
Boeing Co. (The)(h)		10,033	1,711,128
Howmet Aerospace, Inc.		12,154	1,576,738
Lockheed Martin Corp.		3,102	1,385,694
Space Exploration Technologies Corp., Class A (Acquired 08/21/23, cost $2,075,706)(f)(h)(i)		25,626	4,740,810
Space Exploration Technologies Corp., Class C (Acquired 08/21/23, cost $2,227,824)(f)(h)(i)		27,504	5,088,240
TransDigm Group, Inc.		1,112	1,538,219

			16,040,829

Banks — 0.2%
Bank of America Corp.		37,321	1,557,405
Citigroup, Inc.		57,635	4,091,509
Comerica, Inc.		6,357	375,445
First Citizens BancShares, Inc., Class A		1,222	2,265,735
First Horizon Corp.		37,246	723,317
Flagstar Financial, Inc.		607,878	7,063,542
JPMorgan Chase & Co.		59,143	14,507,778
Wells Fargo & Co.		22,260	1,598,045

			32,182,776

Biotechnology — 0.0%
AbbVie, Inc.		6,862	1,437,726

Broadline Retail — 0.0%
Amazon.com, Inc.(h)		7,640	1,453,586
MercadoLibre, Inc.(h)		764	1,490,465
Rakuten Group, Inc.(h)		306,300	1,757,233

			4,701,284

Building Products — 0.0%
Trane Technologies PLC		4,394	1,480,426

Capital Markets — 0.0%
Crown PropTech Acquisitions(f)(h)		147,660	199,341
Crown PropTech Acquisitions, Class A(h)		85,597	943,279
Crown PropTech Founders Unvested(f)(h)		74,897	1
S&P Global, Inc.		3,044	1,546,656

			2,689,277

Communications Equipment — 0.0%
CommScope Holding Co., Inc.(h)		361,777	1,921,036

Consumer Finance — 0.0%
Capital One Financial Corp.		9,071	1,626,430

Consumer Staples Distribution & Retail — 0.0%
Costco Wholesale Corp.		1,590	1,503,790
Walmart, Inc.		16,927	1,486,021

			2,989,811

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	25

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2025	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Shares		Value

Diversified Telecommunication Services — 0.0%
Lumen Technologies, Inc.(h)	432,728		$1,696,294

Electrical Equipment — 0.0%
FreeWire Technologies, Inc.(f)(h)	153		—
GE Vernova, Inc.	6,173		1,884,493
Vertiv Holdings Co., Class A	19,053		1,375,627

			3,260,120

Energy Equipment & Services — 0.1%
Flowco Holdings, Inc., Class A(h)(j)	151,569		3,887,745
Solaris Energy Infrastructure, Inc., Class A	356,947		7,767,167

			11,654,912

Entertainment — 0.1%
Lions Gate Entertainment Corp., Class A(h)(j)	107,564		951,941
Live Nation Entertainment, Inc.(h)	12,106		1,580,802
Netflix, Inc.(h)	1,715		1,599,289
Playstudios, Inc., Class A(h)	457,322		580,799
Take-Two Interactive Software, Inc.(h)	7,361		1,525,567
Warner Bros Discovery, Inc., Class A(h)	136,926		1,469,216

			7,707,614

Financial Services — 0.1%
HNG Hospitality Offshore LP (Acquired 02/16/24, cost $13,871,000)(f)(h)(i)	13,871,000		12,206,480
Mastercard, Inc., Class A	2,768		1,517,196
Melange Secondaries Partners, LP(f)(k)	—	(l)	1,043,655
New Holdco (Cayman)(f)	9,330		270,570

			15,037,901

Ground Transportation — 0.0%
Union Pacific Corp.	5,986		1,414,133

Health Care Equipment & Supplies — 0.0%
Boston Scientific Corp.(h)	15,791		1,592,996
Intuitive Surgical, Inc.(h)	3,081		1,525,927
Masimo Corp.(h)	8,985		1,496,901
Stryker Corp.	4,016		1,494,956

			6,110,780

Health Care Providers & Services — 0.0%
McKesson Corp.	2,256		1,518,265

Hotel & Resort REITs — 0.0%
DiamondRock Hospitality Co.	84,395		651,529
Service Properties Trust	200,003		522,008

			1,173,537

Hotels, Restaurants & Leisure — 0.1%
Boyd Gaming Corp.	28,483		1,875,036
Caesars Entertainment, Inc.(h)	75,834		1,895,850
Genius Sports Ltd.(h)(j)	726,837		7,275,638
Golden Entertainment, Inc.	20,989		553,900
Sonder Holdings, Inc., Class A(h)	45,465		90,929

			11,691,353

Household Durables — 0.0%
Landsea Homes Corp.(h)	179,749		1,153,989

Independent Power and Renewable Electricity Producers — 0.0%
Vistra Corp.	27,662		3,248,625

Insurance — 0.0%
Marsh & McLennan Cos., Inc.	6,293		1,535,681
Progressive Corp. (The)	5,334		1,509,575

			3,045,256

Security	Shares		Value

Interactive Media & Services — 0.0%
Alphabet, Inc., Class C, NVS	8,859		$1,384,041
Meta Platforms, Inc., Class A	2,486		1,432,831

			2,816,872

IT Services — 0.0%
Snowflake, Inc., Class A(h)	10,072		1,472,123

Life Sciences Tools & Services — 0.0%
Thermo Fisher Scientific, Inc.	2,823		1,404,725

Machinery — 0.0%
Ingersoll Rand, Inc.	17,798		1,424,374
Palladyne AI Corp.(h)	11,463		67,401
Sarcos Technology & Robotics Corp.(h)	464,024		2,728,460

			4,220,235

Media — 0.0%
Altice U.S.A., Inc., Class A(h)	520,092		1,383,445
AMC Networks, Inc., Class A(h)	51,468		354,100

			1,737,545

Metals & Mining — 0.1%
Algoma Steel Group, Inc.	320,811		1,738,796
United States Steel Corp.	205,639		8,690,304

			10,429,100

Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Blackstone Mortgage Trust, Inc., Class A	533,049		10,660,980

Oil, Gas & Consumable Fuels — 0.1%
Formentera Partners Fund II LP(f)(h)(k)	—	(l)	5,504,442
Kinder Morgan, Inc.	223,450		6,375,028
Venture Global, Inc., Class A(j)	10,496		108,109
Viper Energy, Inc., Class A	29,267		1,321,405

			13,308,984

Pharmaceuticals — 0.0%
Eli Lilly & Co.	1,791		1,479,205

Professional Services — 0.0%
Amentum Holdings, Inc.(h)	162,034		2,949,019

Real Estate Management & Development — 0.0%
DF Residential III LP(f)(h)	4,251,053		4,336,075
Opendoor Technologies, Inc., Class A(h)	575,955		587,474

			4,923,549

Residential REITs — 0.0%
Invitation Homes, Inc.	138,148		4,814,458

Semiconductors & Semiconductor Equipment — 0.0%
Lam Research Corp.	20,139		1,464,105
Micron Technology, Inc.	17,070		1,483,213
NVIDIA Corp.	13,895		1,505,940

			4,453,258

Software — 0.1%
ANSYS, Inc.(h)	4,665		1,476,753
Autodesk, Inc.(h)	5,984		1,566,611
Avaya Holdings Corp.(h)	333		1,942
Intuit, Inc.	2,565		1,574,884
IREN Ltd.(h)(j)	153,267		933,396
Latch, Inc.(h)	411,849		74,133
Microsoft Corp.	3,911		1,468,150
Samsara, Inc., Class A(h)(j)	43,644		1,672,875
ServiceNow, Inc.(h)	1,897		1,510,278

			10,279,022

Specialty Retail — 0.0%
Home Depot, Inc. (The)	3,968		1,454,232

26	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2025	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Shares		Value

Wireless Telecommunication Services — 0.0%
T-Mobile U.S., Inc.		5,575	$1,486,908
WOM New Holdco(h)(m)		1,804,000	18
WOM New Holdco(h)(m)		285,000	3
WOM New Holdco(h)(m)		1,315,000	13
WOM New Holdco(h)(m)		1,292,000	13

			1,486,955

Total Common Stocks — 1.1% (Cost: $248,261,643)			211,672,636

	Par (000)

Corporate Bonds

Aerospace & Defense — 0.3%
BAE Systems PLC
3.40%, 04/15/30(a)	USD	12,006	11,254,630
1.90%, 02/15/31(a)		3,815	3,245,370
Boeing Co. (The)
3.25%, 02/01/35		1,193	982,335
7.01%, 05/01/64		1,750	1,896,285
Embraer Netherlands Finance BV, 5.98%, 02/11/35		55	55,797
Huntington Ingalls Industries, Inc., 4.20%, 05/01/30		1,616	1,551,889
L3Harris Technologies, Inc., 4.85%, 04/27/35		4,388	4,236,418
Lockheed Martin Corp., Series B, 6.15%, 09/01/36		854	933,768
Northrop Grumman Corp.
4.03%, 10/15/47		9,586	7,655,628
5.25%, 05/01/50		975	921,977
4.95%, 03/15/53		2,077	1,873,908
5.20%, 06/01/54		8,153	7,636,182
Raytheon Technologies Corp., 7.00%, 11/01/28		6,619	7,107,187
RTX Corp., 6.70%, 08/01/28		2,432	2,588,152
Sabena Technics SAS, (3-mo. EURIBOR + 5.00%), 7.68%, 09/30/29 (Acquired 10/28/22, cost $6,460,391)(b)(f)(i)	EUR	6,552	7,084,342
Textron, Inc., 3.00%, 06/01/30	USD	2,146	1,963,903

			60,987,771

Automobile Components — 0.0%
Tenneco, Inc., 8.00%, 11/17/28(a)		2,722	2,596,092

Automobiles — 0.0%
Aston Martin Capital Holdings Ltd., 10.00%, 03/31/29(a)		1,973	1,783,939

Banks — 3.2%
Al Rajhi Sukuk Ltd., 6.25% (e)(n)		948	958,959
Associated Banc-Corp, 6.46%, 08/29/30		1,166	1,179,840
Banco Espirito Santo SA
2.63%, 05/08/17(e)(h)(m)	EUR	400	90,829
4.75%, 01/15/18(e)(h)(m)		2,200	499,561
4.00%, 01/21/19(e)(h)(m)		6,300	1,430,560
Bancolombia SA, 8.63%, 12/24/34	USD	1,252	1,323,677
Bangkok Bank PCL, 3.73%, 09/25/34(e)		600	554,082
Bank of America Corp.
1.73%, 07/22/27		10,242	9,871,772
5.16%, 01/24/31		18,562	18,817,858
1.92%, 10/24/31		8,252	7,061,027
2.69%, 04/22/32		2,689	2,366,716
2.30%, 07/21/32		2,140	1,827,903
2.57%, 10/20/32		5,493	4,739,086
2.97%, 02/04/33		9,582	8,401,405

Security	Par (000)		Value

Banks (continued)
Bank of America Corp.
4.57%, 04/27/33	USD	11,645	$11,253,011
5.29%, 04/25/34		9,188	9,229,504
5.47%, 01/23/35		4,842	4,912,505
5.51%, 01/24/36		9,470	9,637,848
2.68%, 06/19/41		1,635	1,159,736
4.88%, 04/01/44		3,276	3,008,374
4.33%, 03/15/50		8,627	7,112,348
4.08%, 03/20/51		4,199	3,299,458
2.97%, 07/21/52		3,870	2,481,004
Citigroup, Inc.
5.17%, 02/13/30		5,379	5,448,997
3.06%, 01/25/33		6,453	5,657,328
3.79%, 03/17/33		14,178	12,968,712
4.91%, 05/24/33		4,322	4,238,144
5.45%, 06/11/35		3,500	3,519,747
5.33%, 03/27/36		29,905	29,796,235
5.61%, 03/04/56		11,757	11,484,067
Emirates NBD Bank PJSC, 6.25% (e)(n)		224	228,480
First Citizens BancShares, Inc., 6.25%, 03/12/40		7,895	7,746,910
FNB Corp., 5.72%, 12/11/30		13,160	13,146,460
JPMorgan Chase & Co.
2.95%, 02/24/28		4,265	4,143,228
5.57%, 04/22/28		34,934	35,632,156
2.18%, 06/01/28		5,021	4,778,487
4.51%, 10/22/28		2,448	2,445,530
4.20%, 07/23/29		5,151	5,082,334
5.30%, 07/24/29		24,442	24,940,581
5.01%, 01/23/30		23,074	23,330,240
5.58%, 04/22/30		41,633	42,942,716
5.00%, 07/22/30		23,131	23,340,365
4.60%, 10/22/30		11,069	10,995,863
5.14%, 01/24/31		26,851	27,269,759
2.52%, 04/22/31		8,851	7,942,179
1.76%, 11/19/31		18,500	15,712,793
2.55%, 11/08/32		39,995	34,590,133
2.96%, 01/25/33		21,131	18,653,230
5.35%, 06/01/34		4,206	4,274,361
5.77%, 04/22/35		14,865	15,449,290
5.29%, 07/22/35		6,530	6,556,104
5.50%, 01/24/36		4,525	4,622,472
4.26%, 02/22/48		3,771	3,134,783
3.90%, 01/23/49		1,735	1,353,213
3.11%, 04/22/51		7,803	5,195,309
3.33%, 04/22/52		4,452	3,092,560
KeyBank N.A.
3.90%, 04/13/29		4,198	4,030,800
5.00%, 01/26/33		16,368	15,940,499
Lehman Brothers Holdings Capital Trust VII, 5.86%(f)(h)(m)(n)		1,888	—
M&T Bank Corp.
5.05%, 01/27/34		3,066	2,962,877
5.39%, 01/16/36		10,293	10,094,709
Morgan Stanley Bank N.A., 4.45%, 10/15/27		4,022	4,016,943
Texas Capital Bancshares, Inc., 4.00%, 05/06/31		4,001	3,893,148
Washington Mutual Escrow Bonds
0.00%(d)(f)(h)(m)(n)		13,308	1
0.00%(d)(f)(h)(m)(n)		11,911	1
0.00%(d)(f)(h)(m)(n)		2,570	—
0.00%(d)(f)(h)(m)(n)		3,115	—
Wells Fargo & Co.
5.56%, 07/25/34		17,388	17,693,665

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	27

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2025	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Wells Fargo & Co. 6.49%, 10/23/34	USD 5,069	$5,468,368
5.50%, 01/23/35	3,168	3,211,090
3.90%, 05/01/45	2,981	2,348,798
5.01%, 04/04/51	1,728	1,555,362
4.61%, 04/25/53	11,234	9,532,201
Zions Bancorp N.A., 6.82%, 11/19/35	10,332	10,541,064

		622,219,355

Beverages — 0.0%
Coca-Cola Co. (The), 2.50%, 03/15/51	2,257	1,349,159

Biotechnology — 0.1%
Amgen, Inc. 3.38%, 02/21/50	1,396	977,139
2.77%, 09/01/53	8,298	4,935,101
4.40%, 02/22/62	8,319	6,539,170

		12,451,410

Broadline Retail — 0.2%
Amazon.com, Inc. 2.50%, 06/03/50	2,668	1,613,960
4.10%, 04/13/62	15,231	12,068,788
Rakuten Group, Inc., 9.75%, 04/15/29(e)	14,000	15,200,057

		28,882,805

Building Products — 0.0%
STL Holding Co. LLC, 8.75%, 02/15/29(a)	1,232	1,264,437

Capital Markets — 2.3%
Apollo Debt Solutions BDC, 6.70%, 07/29/31	17,474	18,028,733
Ares Strategic Income Fund, 5.70%, 03/15/28(a)	30,079	30,079,692
Bain Capital Specialty Finance, Inc., 5.95%, 03/15/30	3,015	2,963,196
Blue Owl Capital Corp. 2.88%, 06/11/28	1,378	1,264,672
5.95%, 03/15/29	20,401	20,453,917
Credit Suisse AG, 2.95%, 04/09/25	2,485	2,483,905
Goldman Sachs Group, Inc. (The) 1.54%, 09/10/27	15,169	14,512,587
1.95%, 10/21/27	3,021	2,897,721
2.64%, 02/24/28	5,243	5,060,670
3.62%, 03/15/28	13,314	13,066,944
5.05%, 07/23/30	38,348	38,665,853
1.99%, 01/27/32	3,421	2,896,807
2.62%, 04/22/32	9,764	8,525,377
2.38%, 07/21/32	7	5,995
2.65%, 10/21/32	42,385	36,631,702
5.33%, 07/23/35	34,914	34,739,910
5.02%, 10/23/35	7,588	7,378,217
5.56%, 11/19/45	5,031	4,902,239
HPS Corporate Lending Fund, 5.45%, 01/14/28(a)	5,155	5,142,783
Lehman Brothers Holdings, Inc., 6.75%, 12/28/17(f)(h)(m)	7,360	1
Morgan Stanley 3.77%, 01/24/29	13,695	13,395,479
5.16%, 04/20/29	23,717	24,038,495
5.66%, 04/18/30	28,342	29,219,393
5.04%, 07/19/30	34,684	34,973,810
4.65%, 10/18/30	4,365	4,329,822
5.23%, 01/15/31	957	972,570
2.70%, 01/22/31	7,484	6,780,072
1.79%, 02/13/32	23,630	19,798,815
1.93%, 04/28/32	2,701	2,262,954
2.24%, 07/21/32	35,527	30,249,636

Security	Par (000)	Value

Capital Markets (continued)
Morgan Stanley 2.51%, 10/20/32	USD 4,550	$3,905,406
2.94%, 01/21/33	7,726	6,776,809
5.25%, 04/21/34	5,960	5,962,943
5.32%, 07/19/35	11,042	11,043,144
5.59%, 01/18/36	6,132	6,262,411
Sixth Street Lending Partners, 6.13%, 07/15/30(a)	4,124	4,150,719
UBS Group AG, 4.88%, 05/15/45	1,102	992,180

		454,815,579

Chemicals — 0.1%
Braskem Netherlands Finance BV, 8.00%, 10/15/34(a)	200	190,890
Ecolab, Inc., 2.13%, 08/15/50	3,280	1,783,524
Olympus Water U.S. Holding Corp. 7.13%, 10/01/27(a)	359	358,858
9.75%, 11/15/28(a)	2,149	2,231,124
Pioneer Midco, (10.50% PIK), 10.50%, 11/18/30(a)(c)(f)(o)	8,123	8,234,956

		12,799,352

Commercial Services & Supplies — 0.0%
Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 07/15/27(a)	866	868,759
Covanta Holding Corp., 4.88%, 12/01/29(a)	585	544,116
Pitney Bowes, Inc., 6.88%, 03/15/27(a)	6,925	6,916,310

		8,329,185

Communications Equipment — 0.0%
Juniper Networks, Inc., 5.95%, 03/15/41	1,008	1,008,003

Construction & Engineering — 0.1%
China City Construction International Co. Ltd., 0.00%, 07/03/17(d)(e)(f)(h)(m)	CNH 340	—
GMR Hyderabad International Airport Ltd., 4.25%, 10/27/27(e)	USD 384	365,760
IHS Holding Ltd. 6.25%, 11/29/28(a)	1,308	1,260,585
7.88%, 05/29/30(a)	200	198,000
IRB Infrastructure Developers Ltd., 7.11%, 03/11/32(e)	14,000	14,087,500

		15,911,845

Consumer Finance — 0.7%
Capital One Financial Corp., 6.18%, 01/30/36	979	976,743
General Motors Financial Co., Inc., 5.95%, 04/04/34	12,032	11,971,345
OneMain Finance Corp., 7.13%, 11/15/31	125	125,743
Synchrony Financial 3.95%, 12/01/27	1,466	1,429,425
5.15%, 03/19/29	10,208	10,160,556
5.94%, 08/02/30	23,420	23,749,493
5.45%, 03/06/31	31,056	30,833,439
2.88%, 10/28/31	21,777	18,416,617
7.25%, 02/02/33	38,060	39,178,962

		136,842,323

Consumer Staples Distribution & Retail — 0.0%
CK Hutchison International 23 Ltd., 4.75%, 04/21/28(e)	640	640,889
CVS Health Corp. 4.78%, 03/25/38	1,664	1,493,024
6.13%, 09/15/39	1,843	1,876,281
4.13%, 04/01/40	1,287	1,046,523
6.00%, 06/01/44	3,615	3,531,808

		8,588,525

28	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2025	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Containers & Packaging — 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings U.S.A., Inc., 4.13%, 08/15/26(a)	USD 10,163	$9,334,309
Mauser Packaging Solutions Holding Co., Series A, 7.88%, 04/15/27(a)	1,148	1,125,040
Trivium Packaging Finance BV 5.50%, 08/15/26(a)	942	927,412
8.50%, 08/15/27(a)	708	704,365

		12,091,126

Diversified REITs — 1.7%
American Tower Corp. 3.95%, 03/15/29	1,687	1,638,949
1.88%, 10/15/30	6,764	5,785,921
2.70%, 04/15/31	6,434	5,687,913
5.45%, 02/15/34	23,291	23,629,587
Crown Castle, Inc. 3.30%, 07/01/30	4,361	3,999,177
2.50%, 07/15/31	4,455	3,804,149
Equinix Europe 2 Financing Corp. LLC, 5.50%, 06/15/34	2,096	2,135,844
Equinix, Inc. 2.15%, 07/15/30	10	8,766
2.50%, 05/15/31	16,550	14,446,050
3.90%, 04/15/32	14,022	13,073,118
3.40%, 02/15/52	5,286	3,586,327
GLP Capital LP/GLP Financing II, Inc. 5.75%, 06/01/28	6,566	6,681,227
5.30%, 01/15/29	11,674	11,690,612
4.00%, 01/15/30	10,280	9,717,661
4.00%, 01/15/31	12,118	11,296,709
3.25%, 01/15/32	18,651	16,143,509
6.75%, 12/01/33	6,140	6,515,363
6.25%, 09/15/54	19,654	19,315,401
VICI Properties LP 4.75%, 02/15/28	13,807	13,807,925
04/01/28(g)	6,470	6,482,862
4.95%, 02/15/30	17,121	16,973,131
5.13%, 11/15/31	13,621	13,432,508
5.13%, 05/15/32	30,763	30,108,788
04/01/35(g)	6,895	6,855,992
6.13%, 04/01/54	7,885	7,685,777
VICI Properties LP/VICI Note Co., Inc. 4.25%, 12/01/26(a)	19,217	19,007,014
5.75%, 02/01/27(a)	1,086	1,100,090
3.75%, 02/15/27(a)	6,471	6,331,081
4.50%, 01/15/28(a)	1,379	1,361,598
3.88%, 02/15/29(a)	12,680	12,105,928
4.63%, 12/01/29(a)	21,029	20,400,529
4.13%, 08/15/30(a)	18,074	17,013,770

		331,823,276

Diversified Telecommunication Services — 0.4%
AT&T Inc. 5.45%, 03/01/47	1,917	1,821,860
4.50%, 03/09/48	12,361	10,259,130
4.55%, 03/09/49	1,749	1,468,942
5.15%, 02/15/50	1,181	1,069,604
3.50%, 09/15/53	9,163	6,248,159
5.70%, 03/01/57	1,393	1,346,038
3.65%, 09/15/59	19,121	12,895,814
3.85%, 06/01/60	7,719	5,377,253
Colombia Telecomunicaciones SA ESP, 4.95%, 07/17/30(a)	1,281	1,146,905

Security	Par (000)	Value

Diversified Telecommunication Services (continued)
Connect Finco Sarl/Connect U.S. Finco LLC, 9.00%, 09/15/29(a)	USD 1,213	$1,105,927
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./Difl U.S., (12.00% PIK), 12.00%, 05/25/27(o)	561	561,130
Digicel Midco Ltd./Difl U.S. II LLC, (10.50% PIK), 10.50%, 11/25/28(o)	395	359,812
Frontier Florida LLC, Series E, 6.86%, 02/01/28	4,835	4,931,700
Frontier North, Inc., Series G, 6.73%, 02/15/28	1,500	1,524,373
Level 3 Financing, Inc., 10.00%, 10/15/32(a)	3,115	3,101,794
Verizon Communications, Inc. 1.50%, 09/18/30	12,000	10,179,060
1.68%, 10/30/30	6,931	5,899,480
04/02/35(g)	9,960	9,985,128
WOM Mobile SA (12.50% PIK), 12.50%, 01/31/31(f)(o)	1,158	1,158,272
(12.50% PIK), 12.50%, 04/01/31(a)(o)	1,659	1,671,425
Zayo Group Holdings, Inc., 4.00%, 03/01/27(a)	498	453,598

		82,565,404

Electric Utilities — 3.3%
AEP Texas, Inc. 4.70%, 05/15/32	1,529	1,488,492
5.40%, 06/01/33	2,146	2,159,289
3.80%, 10/01/47	2,473	1,787,919
3.45%, 05/15/51	1,498	1,012,122
Series G, 4.15%, 05/01/49	1,231	938,546
Series H, 3.45%, 01/15/50	2,823	1,936,863
AEP Transmission Co. LLC 3.75%, 12/01/47	4,846	3,668,467
3.15%, 09/15/49	1,476	988,392
Series N, 2.75%, 08/15/51	2,755	1,674,612
Series O, 4.50%, 06/15/52	1,163	967,876
AES Andes SA, 6.30%, 03/15/29(a)	200	204,132
Alabama Power Co. 3.85%, 12/01/42	1,106	885,574
4.30%, 01/02/46	3,535	2,950,590
Alexander Funding Trust II, 7.47%, 07/31/28(a)	1,800	1,915,960
Baltimore Gas & Electric Co., 3.75%, 08/15/47	2,943	2,226,731
Continuum Energy Aura Pte Ltd., 9.50%, 02/24/27(e)	8,000	8,290,000
Continuum Green Energy India Pvt/Co-Issuers, 7.50%, 06/26/33(e)	9,773	10,055,902
Diamond II Ltd., 7.95%, 07/28/26(e)	14,000	14,113,750
Duke Energy Carolinas LLC 3.75%, 06/01/45	2,487	1,924,650
3.70%, 12/01/47	5,364	4,021,833
3.95%, 03/15/48	2,643	2,048,122
3.20%, 08/15/49	4,688	3,164,459
3.55%, 03/15/52	3,193	2,257,885
5.35%, 01/15/53	1,874	1,789,855
5.40%, 01/15/54	1,638	1,579,410
Duke Energy Corp. 3.95%, 08/15/47	3,057	2,294,443
5.00%, 08/15/52	4,645	4,052,100
5.80%, 06/15/54	7,445	7,284,513
Duke Energy Florida LLC 1.75%, 06/15/30	5,482	4,746,037
4.20%, 07/15/48	5	4,023
3.00%, 12/15/51	8,639	5,486,240
5.95%, 11/15/52	1,232	1,257,539
Duke Energy Progress LLC 3.70%, 10/15/46	6,073	4,557,945

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	29

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2025	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric Utilities (continued)
Duke Energy Progress LLC 2.50%, 08/15/50	USD 5,236	$3,063,512
4.00%, 04/01/52	4,209	3,228,577
5.35%, 03/15/53	7,886	7,505,635
5.55%, 03/15/55	2,815	2,753,531
Edison International 4.95%, 04/15/25	1,736	1,735,337
5.75%, 06/15/27	4,149	4,189,614
4.13%, 03/15/28	2,020	1,942,553
5.25%, 11/15/28	9,577	9,443,189
5.45%, 06/15/29	1,100	1,085,488
6.95%, 11/15/29	1,877	1,951,317
6.25%, 03/15/30	2,800	2,835,805
Series B, 5.00%(n)	1,812	1,637,031
Eesti Energia AS, 7.88% (e)(n)	EUR 1,525	1,735,735
FIEMEX Energia - Banco Actinver SA Institucionde Banca Multiple, 7.25%, 01/31/41(a)	USD 1,114	1,101,311
FirstEnergy Corp. Series B, 3.90%, 07/15/27	9,566	9,406,005
Series C, 4.85%, 07/15/47	11,826	10,112,964
Series C, 3.40%, 03/01/50	25,437	17,275,445
FirstEnergy Transmission LLC 5.00%, 01/15/35	23,523	23,057,601
5.45%, 07/15/44(a)	7,515	7,323,707
4.55%, 04/01/49(a)	21,654	18,530,783
Florida Power & Light Co. 3.70%, 12/01/47	5,039	3,834,011
3.99%, 03/01/49	6,574	5,220,004
3.15%, 10/01/49	4,317	2,934,937
2.88%, 12/04/51	1,882	1,193,219
5.80%, 03/15/65	3,638	3,722,551
Georgia Power Co. 4.70%, 05/15/32	9,390	9,282,044
5.13%, 05/15/52	8,170	7,576,055
Series A, 3.25%, 03/15/51	1,420	962,529
India Green Power Holdings, 4.00%, 02/22/27(e)	7,299	6,932,943
Johnsonville Aeroderivative Combustion Turbine Generation LLC, 5.08%, 10/01/54	6,583	6,496,435
JSW Hydro Energy Ltd., 4.13%, 05/18/31(e)	11,800	10,562,180
MidAmerican Energy Co. 4.25%, 07/15/49	1,704	1,388,408
3.15%, 04/15/50	3,411	2,288,603
Mong Duong Finance Holdings BV, 5.13%, 05/07/29(e)	9,949	9,625,861
Northern States Power Co., 5.35%, 11/01/39	945	945,079
NRG Energy, Inc. 4.45%, 06/15/29(a)	5,389	5,233,032
7.00%, 03/15/33(a)	31,829	34,314,718
6.25%, 11/01/34(a)	3,440	3,386,369
Ohio Power Co. 4.00%, 06/01/49	2,212	1,696,682
Series P, 2.60%, 04/01/30	2,332	2,107,835
Series R, 2.90%, 10/01/51	6,843	4,243,919
Pacific Gas & Electric Co. 3.30%, 12/01/27	503	482,585
6.15%, 01/15/33	6,055	6,236,296
6.40%, 06/15/33	5,326	5,566,392
6.95%, 03/15/34	10,157	11,006,143
5.80%, 05/15/34	5,903	5,960,560
4.95%, 07/01/50	31,017	25,900,217
3.50%, 08/01/50	1,055	701,259
5.25%, 03/01/52	3,875	3,342,714

Security	Par (000)	Value

Electric Utilities (continued)
Pacific Gas & Electric Co. 6.75%, 01/15/53	USD 10,912	$11,395,574
6.70%, 04/01/53	11,091	11,540,736
5.90%, 10/01/54	5,906	5,593,703
6.15%, 03/01/55	1,413	1,383,006
PECO Energy Co. 3.90%, 03/01/48	1,260	983,052
2.85%, 09/15/51	7,028	4,378,577
4.60%, 05/15/52	2,776	2,387,305
PG&E Corp. 5.25%, 07/01/30	38,890	37,334,104
7.38%, 03/15/55	36,508	35,881,964
San Diego Gas & Electric Co., Series RRR, 3.75%, 06/01/47	4,585	3,422,582
Southern California Edison Co. 5.65%, 10/01/28	4,923	5,040,230
2.25%, 06/01/30	8,639	7,542,692
5.95%, 11/01/32	2,740	2,813,432
Series 05-E, 5.35%, 07/15/35	3,142	3,072,268
Series G, 2.50%, 06/01/31	5,708	4,918,573
Southern Co. (The) 5.20%, 06/15/33	3,339	3,346,834
4.85%, 03/15/35	11,980	11,594,599
4.25%, 07/01/36	1,084	983,826
Trans-Allegheny Interstate Line Co., 3.85%, 06/01/25(a)	13,300	13,276,079
Vistra Operations Co. LLC 5.05%, 12/30/26(a)	4,530	4,542,879
6.88%, 04/15/32(a)	1,755	1,788,724
6.95%, 10/15/33(a)	31,634	33,979,788
6.00%, 04/15/34(a)	14,213	14,362,990
5.70%, 12/30/34(a)	18,603	18,505,930

		656,862,438

Electrical Equipment — 0.0%
NXP BV/NXP Funding LLC/NXP U.S.A., Inc., 2.50%, 05/11/31	4,825	4,203,058

Energy Equipment & Services — 0.1%
New Generation Gas Gathering LLC, (3-mo. CME Term SOFR at 2.00% Floor + 5.75%), 10.34%, 09/30/29(a)(b)(f)	6,187	6,094,541
Transocean, Inc., 8.25%, 05/15/29(a)	1,674	1,636,293
Venture Global LNG, Inc. 9.00%(a)(n)	1,775	1,684,455
7.00%, 01/15/30(a)	428	421,661

		9,836,950

Financial Services — 0.8%
ABRA Global Finance, (6% Cash & 8% PIK), 14.00%, 10/22/29(a)(o)	2,968	2,828,332
Acropolis Trade & Investments PIK, 11.04%, 04/02/28(a)	20,285	20,285,000
Andiron Financing LLC, (1-mo. CME Term SOFR + 3.00%), 7.31%, 01/21/30(b)(f)	837	836,773
ASG Finance Designated Activity Co., 9.75%, 05/15/29(a)	216	216,706
AT&T Reign II Multi-Property Lease-Backed Pass- Through Trust, 6.09%, 12/15/44(a)	21,025	21,426,399
Azul Secured Finance LLP 11.93%, 08/28/28	890	775,773
(SOFR + 8.25% Cash or SOFR + 10.75% PIK), 4.36%, 01/28/30(a)(o)	328	366,283

30	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2025	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Financial Services (continued)
Clydesdale Acquisition Holdings, Inc., 8.75%, 04/15/30(a)	USD	1,306	$1,324,474
Envalior Deutschland Gmbh, (6-mo. EURIBOR at 0.00% Floor + 9.50%) (12.66% Cash or 12.66% PIK), 13.41%, 04/01/31(b)(f)(o)	EUR	9,510	9,588,630
Glencore Funding LLC 04/01/28(a)(g)	USD	4,345	4,362,744
2.50%, 09/01/30(a)		10,525	9,261,903
2.85%, 04/27/31(a)		6,464	5,695,583
2.63%, 09/23/31(a)		3,876	3,342,007
Homes By West Bay LLC, 11.00%, 02/06/30(f)		21,604	21,604,000
Lessen LLC, (3-mo. CME Term SOFR + 8.50%), 10.00%, 01/05/28(a)(b)(f)		11,645	10,844,725
Magellan Capital Holdings PLC, 8.38%, 07/08/29(e)		838	864,539
Minejesa Capital BV, 5.63%, 08/10/37(e)		16,000	15,020,000
Oceana A 4Yr Note Upsize, 10.50%, 07/31/28(f)	AUD	4,228	2,665,114
Oceana Australian Fixed Income Trust
12.00%, 08/31/25(f)		2,009	1,261,600
12.50%, 08/31/26(f)		3,013	1,936,894
12.50%, 08/31/27(f)		5,022	3,291,131
Sun Country Airlines
Series 2019-1B, 4.70%, 12/15/25(f)	USD	900	889,086
Series 2022-1A, 4.84%, 03/15/31(f)		3,298	3,223,395
United Wholesale Mortgage LLC, 5.50%, 04/15/29(a)		75	72,309
UWM Holdings LLC, 6.63%, 02/01/30(a)		1,497	1,484,772
Womchi Converts, (5.00% PIK), 5.00%, 01/31/32(f)(o)(p)		4,938	4,937,903

			148,406,075

Food Products — 0.0%
Pilgrim’s Pride Corp., 6.25%, 07/01/33		3,142	3,252,400

Gas Utilities — 0.0%
Piedmont Natural Gas Co., Inc., 2.50%, 03/15/31		4,095	3,578,447

Ground Transportation — 0.1%
Burlington Northern Santa Fe LLC
3.55%, 02/15/50		5,211	3,824,191
3.05%, 02/15/51		3,241	2,151,575
4.45%, 01/15/53		2,114	1,789,295
5.50%, 03/15/55		3,903	3,888,307
Norfolk Southern Corp.
2.90%, 08/25/51		1,575	985,789
5.35%, 08/01/54		3,991	3,831,529
Union Pacific Corp.
3.55%, 05/20/61		3,561	2,418,971
2.97%, 09/16/62		8,883	5,185,423
3.85%, 02/14/72		3,852	2,700,797
Union Pacific Railroad Co. Pass-Through Trust,
Series 2014-1, 3.23%, 05/14/26		2,135	2,105,838

			28,881,715

Health Care Equipment & Supplies — 0.0%
Solventum Corp., 6.00%, 05/15/64		7,332	7,198,763

Health Care Providers & Services — 0.4%
Elevance Health, Inc.
4.38%, 12/01/47		3,403	2,791,383
3.60%, 03/15/51		3,954	2,802,692
6.10%, 10/15/52		1,971	2,014,905
5.70%, 02/15/55		1,031	1,004,982
HCA, Inc.
3.50%, 09/01/30		18,610	17,258,209

Security	Par (000)		Value

Health Care Providers & Services (continued)
HCA, Inc.
5.45%, 04/01/31	USD	19,230	$19,532,818
5.45%, 09/15/34		11,481	11,381,315
5.25%, 06/15/49		1,118	983,847
4.63%, 03/15/52		6,814	5,424,724
5.90%, 06/01/53		9,714	9,283,682
6.00%, 04/01/54		4,171	4,035,551
5.95%, 09/15/54		1,019	978,813
6.10%, 04/01/64		2,056	1,986,682
LifePoint Health, Inc., 8.38%, 02/15/32(a)		969	975,646
Select Medical Corp., 6.25%, 12/01/32(a)		2,676	2,607,331
UnitedHealth Group, Inc.
3.75%, 10/15/47		3,726	2,813,039
4.45%, 12/15/48		1,298	1,083,741

			86,959,360

Hotel & Resort REITs — 0.1%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 4.88%, 05/15/29(a)		1,876	1,750,916
Service Properties Trust
5.50%, 12/15/27		397	382,940
8.38%, 06/15/29		5,709	5,706,481
8.88%, 06/15/32		6,194	6,129,676
XHR LP, 4.88%, 06/01/29(a)		289	270,706

			14,240,719

Hotels, Restaurants & Leisure — 0.5%
Affinity Interactive, 6.88%, 12/15/27(a)		1,122	850,269
Full House Resorts, Inc., 8.25%, 02/15/28(a)		562	555,387
Grupo Posadas SAB de CV, (7.00% PIK), 7.00%,
12/30/27(c)(e)(o)		1,274	1,195,461
HR Ottawa LP, 11.00%, 03/31/31(a)		23,577	25,205,787
Melco Resorts Finance Ltd.
4.88%, 06/06/25(e)		300	298,890
5.63%, 07/17/27(e)		8,000	7,840,000
5.75%, 07/21/28(e)		8,000	7,700,000
7.63%, 04/17/32(a)		615	614,124
MGM China Holdings Ltd.
7.13%, 06/26/31(a)		280	285,950
7.13%, 06/26/31(e)		14,000	14,297,500
MGM Resorts International, 6.50%, 04/15/32		93	91,195
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29(a)		1,349	1,266,063
Minor International PCL, 2.70% (e)(n)		500	484,925
REXLot Holdings Ltd., 4.50%, 04/17/19(e)(f)(h)(m)(p).	HKD	1,161	—
Sands China Ltd.
5.13%, 08/08/25	USD	400	399,552
5.40%, 08/08/28		300	299,625
Sonder Holdings, Inc.
(3-mo. CME Term SOFR at 1.00% Floor + 9.00%), 10.00%, 12/10/27(b)(f)		1,365	1,296,980
(3-mo. CME Term SOFR at 1.00% Floor + 9.00%), 13.87%, 12/10/27(b)(f)		10,645	10,112,378
Studio City Co. Ltd., 7.00%, 02/15/27(e)		9,800	9,856,840
Wynn Macau Ltd.
5.50%, 10/01/27(e)		8,000	7,850,000
5.63%, 08/26/28(e)		8,000	7,690,000

			98,190,926

Household Durables — 0.3%
Ashton Woods U.S.A. LLC/Ashton Woods
Finance Co.
6.63%, 01/15/28(a)		3,130	3,105,135

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	31

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2025	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Household Durables (continued)
Ashton Woods U.S.A. LLC/Ashton Woods
Finance Co.
4.63%, 08/01/29(a)	USD	430	$389,172
4.63%, 04/01/30(a)		1,180	1,066,968
Beazer Homes U.S.A., Inc., 7.25%, 10/15/29		3,721	3,658,979
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 5.00%, 06/15/29(a)		742	669,020
Century Communities, Inc., 6.75%, 06/01/27		249	248,900
DR Horton, Inc.
5.00%, 10/15/34		11,734	11,435,331
5.50%, 10/15/35		1,016	1,021,458
Landsea Homes Corp., 11.00%, 07/17/28(f)		20,532	21,482,632
LG Electronics, Inc., 5.63%, 04/24/27(a)		263	267,460
LGI Homes, Inc.
8.75%, 12/15/28(a)		1,568	1,634,135
7.00%, 11/15/32(a)		1,816	1,717,391
Mattamy Group Corp.
5.25%, 12/15/27(a)		1,074	1,043,361
4.63%, 03/01/30(a)		1,691	1,556,525
Weekley Homes LLC/Weekley Finance Corp.,
4.88%, 09/15/28(a)		1,032	975,813

			50,272,280

Independent Power and Renewable Electricity Producers — 0.4%
Clean Renewable Power Mauritius Pte Ltd.,
4.25%, 03/25/27(e)		6,440	6,190,450
Continuum Energy Pte Ltd., (12.85% Cash & 7.85% PIK), 5.00%, 09/13/27(a)(f)(o)		9,786	10,006,272
Greenko Dutch BV, 3.85%, 03/29/26(e)		7,040	6,820,000
Greenko Power II Ltd., 4.30%, 12/13/28(e)		6,680	6,158,960
Greenko Wind Projects Mauritius Ltd., 7.25%,
09/27/28(e)		6,330	6,227,137
India Clean Energy Holdings, 4.50%, 04/18/27(e)14,000			13,279,700
India Cleantech Energy, 4.70%, 08/10/26(e)		6,320	6,166,740
ReNew Pvt Ltd., 5.88%, 03/05/27(e)		14,000	13,767,180
SCC Power PLC
(8.00% Cash or 4.00% Cash and 4.00% PIK), 8.00%, 12/31/28(a)(o)		1,792	1,142,656
(4.00% Cash or 4.00% PIK), 4.00%, 05/17/32(a)(o)		2,054	514,509
Star Energy Geothermal Wayang Windu Ltd.,
6.75%, 04/24/33(e)		2,987	2,994,172
Stem, Inc., 0.50%, 12/01/28(a)(p)		622	161,718

			73,429,494

Industrial Conglomerates — 0.0%
Ambipar Lux Sarl, 10.88%, 02/05/33(a)		505	515,479

Insurance — 0.1%
Ambac Assurance Corp., 5.10% (a)(n)		462	635,529
American International Group, Inc., 4.38%, 06/30/50		2,263	1,876,859
FWD Group Holdings Ltd., 8.40%, 04/05/29(e)		1,680	1,748,208
Marsh & McLennan Cos., Inc.
6.25%, 11/01/52		1,793	1,928,694
5.70%, 09/15/53		3,271	3,320,011
5.40%, 03/15/55		1,030	994,367

			10,503,668

Interactive Media & Services — 0.1%
Meta Platforms, Inc.
4.65%, 08/15/62		19,080	16,353,089

Security	Par (000)		Value

Interactive Media & Services (continued)
Meta Platforms, Inc.
5.75%, 05/15/63	USD	2,117	$2,149,703
5.55%, 08/15/64		10,410	10,242,397

			28,745,189

IT Services — 0.4%
Foundry JV Holdco LLC
5.50%, 01/25/31(a)		6,635	6,741,852
5.90%, 01/25/33(a)		4,465	4,543,505
6.10%, 01/25/36(a)		5,159	5,281,747
6.20%, 01/25/37(a)		4,941	5,092,395
Gartner, Inc.
4.50%, 07/01/28(a)		21,314	20,897,149
3.63%, 06/15/29(a)		26,272	24,739,108
VeriSign, Inc., 5.25%, 06/01/32		3,270	3,298,823

			70,594,579

Machinery — 0.0%
Caterpillar, Inc., 3.25%, 09/19/49		3,953	2,777,395

Media — 0.9%
AMC Networks, Inc.
10.25%, 01/15/29(a)		1,854	1,921,208
4.25%, 02/15/29		2,822	2,116,942
4.25%, 02/15/29(a)(p)		1,097	965,909
CCO Holdings LLC/CCO Holdings Capital Corp.,
4.75%, 02/01/32(a)		221	196,225
Charter Communications Operating LLC/Charter
Communications Operating Capital
5.38%, 05/01/47		2,082	1,725,103
4.80%, 03/01/50		10,072	7,593,619
3.70%, 04/01/51		13,496	8,510,877
3.90%, 06/01/52		11,449	7,403,239
3.85%, 04/01/61		23,299	14,150,877
Comcast Corp.
2.65%, 08/15/62		2,244	1,179,089
2.99%, 11/01/63		13,483	7,665,418
CSC Holdings LLC
5.50%, 04/15/27(a)		3,346	3,097,785
11.25%, 05/15/28(a)		773	747,306
11.75%, 01/31/29(a)		1,731	1,678,797
Discovery Communications LLC, 4.90%, 03/11/26		1,375	1,375,075
DISH Network Corp.
0.00%, 12/15/25(d)(p)		3,089	2,810,990
3.38%, 08/15/26(p)		892	740,360
OT Midco, Inc., 10.00%, 02/15/30(a)		3,103	2,671,553
Paramount Global
3.70%, 10/04/26		4,155	4,065,890
2.90%, 01/15/27		8,736	8,452,110
3.38%, 02/15/28		3,519	3,380,008
4.38%, 03/15/43		1,573	1,165,084
5.85%, 09/01/43		2,461	2,154,878
5.25%, 04/01/44		4,000	3,217,382
4.90%, 08/15/44		1,052	813,604
4.60%, 01/15/45		1,518	1,137,234
Warnermedia Holdings, Inc., 3.76%, 03/15/27		86,981	84,837,584

			175,774,146

Metals & Mining — 0.1%
Anglo American Capital PLC
5.63%, 04/01/30(a)		3,642	3,733,050
5.50%, 05/02/33(a)		1,448	1,452,069
5.75%, 04/05/34(a)		970	980,660
4.75%, 03/16/52(a)		4,624	3,853,225
CSN Resources SA, 5.88%, 04/08/32(a)		232	188,124

32	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2025	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Metals & Mining (continued)
Ma’aden Sukuk Ltd.
5.25%, 02/13/30(a)	USD	200	$202,312
5.50%, 02/13/35(a)		200	202,500
Mineral Resources Ltd.
9.25%, 10/01/28(a)		839	838,910
8.50%, 05/01/30(a)		428	413,961
Navoi Mining & Metallurgical Combinat
6.70%, 10/17/28(a)		458	460,519
6.95%, 10/17/31(a)		578	574,122
Periama Holdings LLC, 5.95%, 04/19/26(e)		425	424,256
Samarco Mineracao SA
(9.00% PIK), 9.00%, 06/30/31(a)(o)		1,610	1,562,177
(9.00% PIK), 9.00%, 06/30/31(e)(o)		3,061	2,969,233
Vale Overseas Ltd., 6.40%, 06/28/54		195	192,173
Vedanta Resources Finance II PLC
10.88%, 09/17/29(a)		3,260	3,357,800
9.48%, 07/24/30(a)		1,083	1,073,437
11.25%, 12/03/31(a)		1,019	1,077,593
9.85%, 04/24/33(a)		487	486,854
Volcan Cia Minera SAA, 8.75%, 01/24/30(a)		179	175,971

			24,218,946

Multi-Utilities — 0.0%
NiSource, Inc.
5.40%, 06/30/33		947	951,201
5.85%, 04/01/55		1,585	1,575,532
Virginia Electric & Power Co.
4.60%, 12/01/48		2,212	1,891,063
5.45%, 04/01/53		2,745	2,627,708
5.70%, 08/15/53		1,101	1,084,607
Series B, 3.80%, 09/15/47		1,298	982,510

			9,112,621

Oil, Gas & Consumable Fuels — 5.5%
3R Lux S.a.r.l, 9.75%, 02/05/31(a)		383	399,044
Antero Resources Corp.
7.63%, 02/01/29(a)		19,254	19,737,915
5.38%, 03/01/30(a)		33,824	33,208,613
APA Corp., 5.25%, 02/01/42(a)		1,236	1,033,775
Azule Energy Finance PLC, 8.13%, 01/23/30(a)		976	974,438
California Resources Corp., 8.25%, 06/15/29(a)		1,230	1,250,012
Cameron LNG LLC
3.30%, 01/15/35(a)		13,866	11,736,323
3.40%, 01/15/38(a)		8,998	7,557,207
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27		11,020	11,110,578
2.74%, 12/31/39		21,789	17,435,497
Cheniere Energy Partners LP
4.00%, 03/01/31		24,997	23,442,810
3.25%, 01/31/32		16,504	14,524,197
5.75%, 08/15/34		14,003	14,201,236
Cheniere Energy, Inc., 5.65%, 04/15/34		39,648	40,107,317
Chesapeake Energy Corp., 6.13%,
02/15/21(f)(h)(m)		9,090	1
Chevron U.S.A., Inc., 5.25%, 11/15/43		2,857	2,848,205
Civitas Resources, Inc.
5.00%, 10/15/26(a)		1,980	1,951,060
8.38%, 07/01/28(a)		1,810	1,867,896
8.63%, 11/01/30(a)		429	442,587
CNX Resources Corp., 7.25%, 03/01/32(a)		7,181	7,302,143
ConocoPhillips Co.
3.80%, 03/15/52		2,923	2,162,366
5.70%, 09/15/63		1,361	1,324,499

Security	Par (000)		Value

Oil, Gas & Consumable Fuels (continued)
Crescent Energy Finance LLC, 7.38%, 01/15/33(a)	USD	429	$413,650
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 7.38%, 02/01/31(a)		26,362	27,678,148
Devon Energy Corp.
5.25%, 10/15/27		6,792	6,810,946
5.88%, 06/15/28		1,629	1,633,825
Diamondback Energy, Inc.
3.25%, 12/01/26		65,115	63,841,405
3.50%, 12/01/29		48,137	45,529,182
3.13%, 03/24/31		52,941	47,917,139
4.40%, 03/24/51		8,152	6,364,719
4.25%, 03/15/52		7,496	5,689,981
6.25%, 03/15/53		2,728	2,731,478
5.90%, 04/18/64		23,807	22,395,045
Eastern Energy Gas Holdings LLC
5.65%, 10/15/54		4,727	4,563,587
6.20%, 01/15/55		1,700	1,777,775
Energy Transfer LP
5.30%, 04/15/47		1,423	1,258,349
5.40%, 10/01/47		6,894	6,173,583
6.00%, 06/15/48		3,930	3,805,694
6.25%, 04/15/49		2,632	2,611,069
5.00%, 05/15/50		14,481	12,193,456
5.95%, 05/15/54		4,040	3,858,125
6.05%, 09/01/54		8,237	7,998,375
EQM Midstream Partners LP
7.50%, 06/01/27(a)		5,725	5,845,879
5.50%, 07/15/28		1,498	1,501,296
4.50%, 01/15/29(a)		17,405	16,856,560
6.38%, 04/01/29(a)		2,005	2,051,354
7.50%, 06/01/30(a)		22,919	24,739,566
4.75%, 01/15/31(a)		24,293	23,365,333
EQT Corp.
3.13%, 05/15/26(a)		12,370	12,150,928
3.90%, 10/01/27		17,059	16,753,776
5.70%, 04/01/28		14,621	15,030,602
5.00%, 01/15/29		21,206	21,345,046
7.00%, 02/01/30		21,484	23,166,465
3.63%, 05/15/31(a)		38,806	35,446,318
5.75%, 02/01/34		21,862	22,288,443
Expand Energy Corp.
6.63%, 08/15/20(f)(h)(m)		623	—
5.38%, 06/15/21(f)(h)(m)		425	—
5.38%, 02/01/29		14,674	14,612,758
5.88%, 02/01/29(a)		2,801	2,796,047
6.75%, 04/15/29(a)		9,239	9,354,933
5.38%, 03/15/30		9,615	9,544,696
4.75%, 02/01/32		20,784	19,658,389
5.70%, 01/15/35		41,448	41,596,467
Gran Tierra Energy, Inc., 9.50%, 10/15/29(a)		1,750	1,548,750
Hess Corp.
7.30%, 08/15/31		6,412	7,256,746
6.00%, 01/15/40		1,812	1,923,905
Kinder Morgan Energy Partners LP, 6.50%,
02/01/37		2,734	2,904,907
MC Brazil Downstream Trading S.a.r.l
7.25%, 06/30/31(a)		879	718,760
7.25%, 06/30/31(e)		220	179,878
Medco Bell Pte Ltd., 6.38%, 01/30/27(e)		2,117	2,103,015
Medco Laurel Tree Pte Ltd., 6.95%, 11/12/28(e)		7,457	7,335,451
Medco Maple Tree Pte Ltd., 8.96%, 04/27/29(a)		877	901,995

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	33

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2025	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Oil, Gas & Consumable Fuels (continued)
NGPL PipeCo LLC, 3.25%, 07/15/31(a)	USD	18,873	$16,527,071
Permian Resources Operating LLC
5.38%, 01/15/26(a)		172	171,246
8.00%, 04/15/27(a)		2,171	2,212,027
Petroleos de Venezuela SA
6.00%, 11/15/26(e)(h)(m)		1,120	155,175
9.75%, 05/17/35(e)(h)(m)		1,282	200,602
Petroleos Mexicanos
7.50%, 03/20/26		22,921	22,806,395
3.75%, 04/16/26(e)	EUR	691	731,069
4.75%, 02/26/29(e)		990	979,496
Pioneer Natural Resources Co.
1.90%, 08/15/30	USD	2,877	2,500,578
2.15%, 01/15/31		2,842	2,476,063
Pluspetrol Camisea SA/Pluspetrol Lote 56 SA, 6.24%, 07/03/36(a)		205	209,920
Puma International Financing SA, 7.75%, 04/25/29(e)		8,000	8,070,000
Raizen Fuels Finance SA
6.45%, 03/05/34(a)		270	272,835
6.95%, 03/05/54(a)		200	195,026
Sabine Pass Liquefaction LLC
5.88%, 06/30/26		17,848	18,001,795
5.00%, 03/15/27		22,878	22,981,813
4.20%, 03/15/28		2,727	2,696,319
4.50%, 05/15/30		19,922	19,555,627
5.90%, 09/15/37		9,488	9,771,566
SierraCol Energy Andina LLC, 6.00%, 06/15/28(e)		248	230,791
Sitio Royalties Operating Partnership LP/Sitio Finance Corp., 7.88%, 11/01/28(a)		1,352	1,391,631
SM Energy Co., 6.75%, 08/01/29(a)		175	172,393
South Bow U.S.A. Infrastructure Holdings LLC,
4.91%, 09/01/27(a)		3,339	3,340,383
Targa Resources Corp.
4.20%, 02/01/33		7,072	6,537,148
5.50%, 02/15/35		3,854	3,831,200
4.95%, 04/15/52		10,835	9,151,406
6.13%, 05/15/55		3,715	3,689,555
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/28		8,680	8,681,938
4.88%, 02/01/31		11,167	10,931,658
4.00%, 01/15/32		13,675	12,618,716
Texas Eastern Transmission LP, 7.00%, 07/15/32		980	1,079,085
Transocean Titan Financing Ltd., 8.38%, 02/01/28(a)		610	622,951
Vantage Drilling International, 9.50%, 02/15/28(a)		250	250,000
Viper Energy Partners LP, 5.38%, 11/01/27(a)		32,192	31,893,403
Viper Energy, Inc., 7.38%, 11/01/31(a)		12,463	13,026,041
Vista Energy Argentina SAU, 7.63%, 12/10/35(a)		1,496	1,455,608
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/29(a)		1,053	1,023,698

			1,073,283,741

Paper & Forest Products — 0.0%
LD Celulose International GmbH, 7.95%, 01/26/32(a)		200	205,900
Suzano Austria GmbH, 5.00%, 01/15/30		351	341,323

			547,223

Passenger Airlines — 0.1%
Air Canada Pass-Through Trust, Series 2017-1, Class B, 3.70%, 01/15/26(a)		9	8,910
Allegiant Travel Co., 7.25%, 08/15/27(a)		1,070	1,036,635

Security	Par (000)		Value

Passenger Airlines (continued)
American Airlines Pass-Through Trust, 3.50%, 06/15/26(f)	USD	2,996	$2,935,749
Gol Finance SA, (1-mo. CME Term SOFR + 10.50%), 14.82%, 04/29/25(a)(b)		1,006	1,035,870
Latam Airlines Group SA, 7.88%, 04/15/30(a)		645	640,646
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/27(a)		4,889	4,910,160
Spirit Airlines Pass-Through Trust
4.10%, 04/01/28(h)(m)		92	85,424
3.38%, 02/15/30(h)(m)		1,027	927,488
3.65%, 02/15/30(h)(m)		2,695	2,395,919
Turkish Airlines Pass-Through Trust,
Series 2015-1, Class A, 4.20%, 03/15/27(a)		547	531,814

			14,508,615

Pharmaceuticals — 0.0%
Pfizer Investment Enterprises Pte Ltd.
4.75%, 05/19/33		4,332	4,284,388
5.30%, 05/19/53		3,461	3,286,127

			7,570,515

Real Estate Management & Development — 0.2%
Alpha Star Holding IX Ltd., 7.00%, 08/26/28(e)		310	314,650
Alpha Star Holding VIII Ltd., 8.38%, 04/12/27(e)		906	940,824
Fantasia Holdings Group Co. Ltd.
6.95%, 12/17/21(e)(h)(m)		465	11,625
11.75%, 04/17/22(e)(h)(m)		2,430	60,750
7.95%, 07/05/22(e)(h)(m)		530	13,250
12.25%, 10/18/22(e)(h)(m)		200	5,000
10.88%, 01/09/23(e)(h)(m)		2,657	66,425
11.88%, 06/01/23(e)(h)(m)		1,093	27,325
Five Point Operating Co. LP/Five Point Capital Corp., 10.50%, 01/15/28(a)(c)		1,930	1,966,063
Forestar Group, Inc., 5.00%, 03/01/28(a)		1,413	1,382,619
Howard Hughes Corp. (The), 5.38%, 08/01/28(a)2,364			2,293,766
Resort Communities LoanCo LP, 12.00%, 11/30/28(a)(f)		28,966	29,038,654
Store Capital LLC, 5.40%, 04/30/30(a)		9,585	9,600,015

			45,720,966

Semiconductors & Semiconductor Equipment — 0.4%
AP Grange Holdings LLC, 6.50%, 03/20/45 (Acquired 06/21/24, cost $12,607,846)(f)(i)		12,608	12,639,365
Broadcom, Inc.
5.15%, 11/15/31		3,150	3,194,513
5.20%, 04/15/32		10,738	10,895,869
4.30%, 11/15/32		1,870	1,785,071
3.47%, 04/15/34(a)		23,019	20,262,586
4.80%, 10/15/34		13,716	13,389,292
3.14%, 11/15/35(a)		4,695	3,891,471
Intel Corp.
3.05%, 08/12/51		3,469	2,039,649
3.10%, 02/15/60		3,619	2,007,032
5.05%, 08/05/62		2,192	1,783,082
NVIDIA Corp.
3.50%, 04/01/40		374	313,778
3.50%, 04/01/50		1,854	1,406,609
Texas Instruments, Inc.
4.10%, 08/16/52		2,249	1,801,170
5.00%, 03/14/53		1,686	1,571,920

			76,981,407

34	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2025	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Software — 0.9%
AppLovin Corp.
5.13%, 12/01/29	USD	7,289	$7,317,241
5.38%, 12/01/31		31,270	31,428,634
5.95%, 12/01/54		22,694	22,288,451
Cloud Software Group, Inc., 9.00%, 09/30/29(a)		866	863,740
Core Scientific, Inc., 0.00%, 06/15/31(a)(d)(p)		546	457,616
GoTo Group, Inc.
5.50%, 05/01/28(a)		425	364,437
5.50%, 05/01/28(a)		1,925	808,500
Microsoft Corp., 2.92%, 03/17/52		4,365	2,927,115
Oracle Corp.
4.00%, 07/15/46		2,880	2,202,513
3.60%, 04/01/50		28,307	19,666,818
3.95%, 03/25/51		9,635	7,076,570
4.38%, 05/15/55		1,415	1,102,715
6.00%, 08/03/55		13,707	13,689,549
5.50%, 09/27/64		7,314	6,630,303
6.13%, 08/03/65		62,444	62,358,051

			179,182,253

Specialized REITs — 0.1%
Extra Space Storage LP
4.00%, 06/15/29		1,836	1,775,265
5.50%, 07/01/30		8,263	8,472,367

			10,247,632

Specialty Retail — 0.1%
Home Depot, Inc. (The)
3.90%, 06/15/47		1,265	1,002,946
3.63%, 04/15/52		4,585	3,365,329
Lowe’s Cos., Inc.
2.80%, 09/15/41		1,417	980,562
3.70%, 04/15/46		2,225	1,657,185
5.13%, 04/15/50		792	714,305
3.50%, 04/01/51		2,728	1,878,836
5.63%, 04/15/53		6,338	6,118,144

			15,717,307

Technology Hardware, Storage & Peripherals — 0.0%
CA Magnum Holdings, 5.38%, 10/31/26(e)		400	392,880
Dell International LLC/EMC Corp.
5.40%, 04/15/34		983	990,617
3.38%, 12/15/41		1,629	1,203,169
3.45%, 12/15/51		1,397	944,127
Hewlett Packard Enterprise Co., 6.35%, 10/15/45		2,734	2,806,403

			6,337,196

Textiles, Apparel & Luxury Goods — 0.0%
William Carter Co. (The), 5.63%, 03/15/27(a)		105	104,271

Tobacco — 0.6%
Altria Group, Inc.
3.40%, 02/04/41		20,515	15,045,341
4.25%, 08/09/42		2,392	1,917,135
4.50%, 05/02/43		6,482	5,365,042
3.88%, 09/16/46		8,182	5,993,754
4.45%, 05/06/50		3,065	2,403,298
BAT Capital Corp.
7.08%, 08/02/43		1,481	1,617,767
4.54%, 08/15/47		15,449	12,340,606
4.76%, 09/06/49		13,675	11,127,439
5.65%, 03/16/52		10,256	9,441,154
7.08%, 08/02/53		29,269	32,186,865
Reynolds American, Inc., 5.85%, 08/15/45		26,148	24,952,004

			122,390,405

Security	Par (000)		Value

Water Utilities — 0.0%
Thames Water Utilities Finance PLC, 4.00%, 06/19/25(e)	GBP	2,796	$2,823,333
Thames Water Utilities Ltd., 0.00%, 03/22/27(a)(d)		21	21,726

			2,845,059

Wireless Telecommunication Services — 0.4%
Digicel Group Holdings Ltd., Series 2B14, 0.00%, 12/31/30(a)(d)(f)	USD	544	32,616
SoftBank Group Corp., 7.00%, 07/08/31(e)		14,000	14,370,533
Sprint LLC, 7.63%, 03/01/26		20,009	20,322,879
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 5.15%, 03/20/28(a)		210	210,492
T-Mobile U.S.A., Inc.
3.88%, 04/15/30		12,600	12,078,888
2.55%, 02/15/31		3,413	3,008,852
5.13%, 05/15/32		8,350	8,402,509
5.88%, 11/15/55		3,010	3,030,226
5.80%, 09/15/62		9,520	9,343,936
VF Ukraine PAT via VFU Funding PLC
9.63%, 02/11/27(e)		230	224,404
9.63%, 02/11/27(a)		1,357	1,326,621
Vmed O2 UK Financing I PLC, 4.75%, 07/15/31(a)		200	173,692

			72,525,648

Total Corporate Bonds — 25.1% (Cost: $4,942,854,345)			4,931,826,472

Fixed Rate Loan Interests

Chemicals — 0.0%
Vedanta Holdings Mauritius II Ltd., Term Loan, 18.00%, 04/17/26		3,229	3,358,566

Financial Services — 0.2%
Aspen Owner LLC, Term Loan (First Lien), 7.27%, 02/09/27(f)		29,088	29,324,599

Life Sciences Tools & Services — 0.0%
Clover Holdings SPV III LLC, Dollar Term Loan, 15.00%, 12/18/27		459	466,781

Total Fixed Rate Loan Interests — 0.2% (Cost: $32,782,957)			33,149,946

Floating Rate Loan Interests(b)

Banks — 0.2%
Hilton Motto Chelsea, Term Loan (First Lien), (1-mo. CME Term SOFR at 2.00% Floor + 3.25%), 7.57%, 10/17/28(f)		9,400	9,405,614
Northwind Midstream, Term Loan (First Lien), 10.55%, 03/18/29		20,759	20,343,820

			29,749,434

Beverages — 0.0%
Naked Juice LLC, Initial Loan (Second Lien), (3-mo. CME Term SOFR at 0.50% Floor + 6.00%), 10.40%, 01/24/30		460	101,007

Building Products — 0.0%
Cornerstone Building Brands, Inc., Tranche B Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.67%, 04/12/28		978	818,515

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	35

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2025	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Chemicals — 0.0%
Flexsys Holdings, Inc., Initial Term Loan (First Lien), (3-mo. CME Term SOFR at 0.75% Floor + 5.25%), 9.81%, 11/01/28	USD	2,243	$1,353,052
Montage Hotels & Resorts LLC
Revolver, (3-mo. CME Term SOFR at 0.00% Floor + 6.00%), 10.29%, 02/16/29(f)		1,046	1,036,873
Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 6.00%), 10.29%, 02/16/29(f)		6,475	6,419,020
Robertshaw U.S. Holding Corp., Fifth-Out Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 8.00%), 12.40%, 02/28/27(f)		1,795	17,950

			8,826,895

Commercial Services & Supplies — 0.1%
Allied Universal Holdco LLC (FKA USAGM Holdco LLC), Initial U.S. Dollar Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.17%, 05/12/28		3,653	3,647,389
Alorica, Inc., Term Loan B (First Lien), (1-mo. CME Term SOFR at 1.00% Floor + 6.88%), 11.20%, 12/21/27(f)		4,884	4,829,680
American Auto Auction Group LLC, 2024 Refinancing Term Loan (First Lien), (3-mo. CME Term SOFR at 0.75% Floor + 4.50%), 8.80%, 12/30/27		1,527	1,523,590
DRI Holding, Inc., Closing Date Term Loan (First Lien), (1-mo. CME Term SOFR at 0.50% Floor + 5.25%), 9.67%, 12/21/28(f)		3,083	3,053,776
Interface Security Systems LLC, Initial Term Loan, (1-mo. CME Term SOFR at 1.75% Floor + 7.00%), 11.42%, 08/07/28(f)		8,332	4,187,018

			17,241,453

Construction & Engineering — 0.0%
Sheraton San Diego, Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.08%, 04/07/30		7,400	7,370,400

Diversified Telecommunication Services — 0.0%
Avaya, Inc., Initial Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 7.50%), 11.82%, 08/01/28		12	9,656
Connect Finco S.a.r.l., Amendment No. 4 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 8.82%, 09/27/29		2,416	2,116,615

			2,126,271

Electronic Equipment, Instruments & Components — 0.0%
Emerald Technologies (U.S.) Acquisitionco, Inc., Term B Loan, (1-mo. CME Term SOFR at 1.00% Floor + 6.25%), 10.67%, 12/29/27(f)		1,545	1,143,143

Financial Services — 0.2%
BSREP II Houston Office 1HC Owner LLC, Mezzanine Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.21%), 7.53%, 04/09/24(f)		12,143	5,342,531
CTP-02 Propco LLC, Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.57%, 12/06/29		4,719	4,718,881
HLP Hotel LLC, Term Loan (First Lien), (1-mo. CME Term SOFR at 1.00% Floor + 3.55%), 7.98%, 09/09/26(f)		12,200	12,200,000

Security	Par (000)		Value

Financial Services (continued)
HP LQ Investment LP, Term Loan (First Lien), (1-mo. CME Term SOFR at 0.00% Floor + 2.82%), 8.26%- 8.41%, 12/09/26(f)	USD	13,352	$13,352,409
Woof Holdings, Inc., Initial Term Loan (First Lien), (3-mo. CME Term SOFR at 0.75% Floor + 3.75%), 8.31%, 12/21/27		795	408,570

			36,022,391

Food Products — 0.0%
BCPE North Star U.S. Holdco 2, Inc., Initial Term Loan (First Lien), (1-mo. CME Term SOFR at 0.75% Floor + 4.00%), 8.44%, 06/09/28		1,176	1,145,092

Health Care Providers & Services — 0.0%
Medical Solutions Holdings, Inc., Initial Term Loan (Second Lien), (3-mo. CME Term SOFR at 0.50% Floor + 7.00%), 11.39%, 11/01/29(f)		1,587	793,500

Hotels, Restaurants & Leisure — 0.3%
Bally’s Corp., Term B Facility Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.80%, 10/02/28		11,440	10,152,859
CML Terranea Resort (AKA Long Point Development LLC), Refinancing Debt, (1-mo. CME Term SOFR at 0.00% Floor + 4.35%), 8.67%, 01/01/28(f)		7,500	7,500,000
Hilton Garden Inn Waikiki, Term Loan (First Lien), (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.82%, 05/31/29(f)		14,800	14,904,655
HRNI Holdings LLC, Term B Loan, (1-mo. CME Term SOFR at 0.75% Floor + 4.25%), 8.67%, 12/11/28		7,696	7,651,109
Maverick Gaming LLC
First Out Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 7.50%), 11.81%, 06/05/28		1,541	1,386,682
Second Out Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 7.50%), 11.81%, 06/05/28		2,706	1,639,279
Sodalite Tahoe Hotel LLC, Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.90%), 7.33%, 10/25/26(f)		9,699	9,740,473

			52,975,057

IT Services — 0.2%
CoreWeave Compute Acquisition Co. II LLC, Delayed Draw Loan, (3-mo. CME Term SOFR at 0.00% Floor + 9.62%), 13.91%, 07/31/28(f)		13,377	13,277,045
CoreWeave Compute Acquisition Co. IV LLC, Delayed Draw Loan, (3-mo. CME Term SOFR at 0.00% Floor + 6.00%), 10.29%, 05/16/29(f)		19,545	19,423,821

			32,700,866

Leisure Products — 0.0%
J & J Ventures Gaming LLC, 2025 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.50%), 7.82%, 04/26/30		1,870	1,839,537

Life Sciences Tools & Services — 0.1%
ECL Entertainment LLC, 2024 Refinancing Term B Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.82%, 08/30/30		5,689	5,673,494
Project Midnights, Term Loan, 5.67%, 08/22/29(f)	EUR	9,444	10,194,260
Veritas U.S., Inc., Term Loan B, (3-mo. CME Term SOFR at 2.50% Floor + 8.00%), 12.30%, 12/09/29	USD	1,018	1,018,435

			16,886,189

36	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2025	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Machinery — 0.0%
Hydrofarm Holdings Group, Inc., Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 5.50%), 9.94%, 10/25/28(f)	USD	2,178	$1,742,474

Media — 0.0%
CSC Holdings LLC, September 2019 Initial Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 9.00%, 04/15/27		1,074	1,007,962
DirecTV Financing LLC
2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 5.50%), 9.79%, 02/17/31		4,219	4,015,534
Closing Date Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.00%), 9.55%, 08/02/27		257	257,091

			5,280,587

Oil, Gas & Consumable Fuels — 0.0%
CPPIB OVM Member U.S. LLC, Initial Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.05%, 08/20/31		2,848	2,826,335
CVR CHC LP, Initial Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.29%, 12/30/27		3,843	3,843,368
NGP XI Midstream Holdings LLC, Initial Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.80%, 07/25/31(f)		1,356	1,348,824

			8,018,527

Passenger Airlines — 0.1%
Solaris Energy Infrastructure LLC, Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.00%), 10.30%, 09/11/29(f)		10,822	10,822,000
Usavflow II Ltd., Term Loan B (First Lien), (1-mo. CME Term SOFR at 0.00% Floor + 6.50%), 10.82%, 09/10/29(f)		2,040	2,050,200

			12,872,200

Personal Care Products — 0.0%
AI Mansart (Luxembourg) Bidco S.C.S., Term Loan A (First Lien), (6-mo. CME Term SOFR at 0.00% Floor + 6.75%), 11.00%, 09/01/28(f)		1,159	1,179,364

Professional Services — 0.0%
Vaco Holdings LLC, Initial Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.00%), 9.45%, 01/21/29		1,615	1,489,003

Software — 0.1%
ConnectWise LLC, Initial Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.06%, 09/29/28		2,703	2,698,351
EIS Group Ltd.
Closing Date Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 7.00%), 11.32%, 07/10/28(f)		12,826	12,329,232
Revolving Loan, (1-mo. CME Term SOFR at 0.75% Floor + 7.00%), 11.32%, 07/10/28(f)		1,283	1,232,923
GoTo Group, Inc., Exchange First Out Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.19%, 04/28/28		2	1,730

			16,262,236

Security	Par (000)		Value

Specialty Retail — 0.0%
Fanatics Commerce Intermediate Holdco LLC, Initial Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.69%, 11/24/28(f)	USD	491	$489,648
Park River Holdings, Inc., Initial Term Loan (First Lien), (3-mo. CME Term SOFR at 0.75% Floor + 3.25%), 7.82%, 12/28/27		516	472,355

			962,003

Technology Hardware, Storage & Peripherals — 0.0%
Redstone Holdco 2 LP
Initial Loan (Second Lien), (3-mo. CME Term SOFR at 0.75% Floor + 7.75%), 12.30%, 04/27/29		4,728	1,743,450
Initial Term Loan (First Lien), (3-mo. CME Term SOFR at 0.75% Floor + 4.75%), 9.30%, 04/27/28		4,319	2,288,577

			4,032,027

Total Floating Rate Loan Interests — 1.3% (Cost: $284,512,900)			261,578,171

Foreign Agency Obligations

Argentina — 0.0%
YPF SA, 9.50%, 01/17/31(a)		1,199	1,250,257

Colombia — 0.0%
Ecopetrol SA
7.75%, 02/01/32		1,197	1,171,863
8.88%, 01/13/33		419	431,465

			1,603,328

Hungary — 0.0%
Magyar Export-Import Bank Zrt, 6.00%,
05/16/29(e)	EUR	111	128,805

India — 0.0%
Greenko Wind Projects Mauritius Ltd., 5.50%, 04/06/25(e)	USD	8,300	8,293,360

Indonesia — 0.0%
Bank Negara Indonesia Persero Tbk PT, 3.75%,
03/30/26(e)		420	409,920

Malaysia — 0.0%
Khazanah Global Sukuk Bhd, 4.69%, 06/01/28(e)		895	895,474

Mexico — 0.1%
Petroleos Mexicanos
3.63%, 11/24/25(e)	EUR	152	162,714
6.50%, 03/13/27	USD	7,833	7,628,559
8.75%, 06/02/29		189	188,049
5.95%, 01/28/31		217	183,788
6.70%, 02/16/32		145	127,223
10.00%, 02/07/33		271	281,528

			8,571,861

Morocco — 0.0%
OCP SA
4.50%, 10/22/25(e)		548	545,260
6.75%, 05/02/34(a)		1,283	1,316,679

			1,861,939

Peru — 0.0%
Corp Financiera de Desarrollo SA, 4.75%, 07/15/25(e)		319	317,884

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	37

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2025	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Ukraine — 0.0%
NAK Naftogaz Ukraine via Kondor Finance PLC
(7.13% PIK), 7.13%, 07/19/26(e)(o)	EUR	4,340	$4,083,082
(7.63% PIK), 7.63%, 11/08/28(a)(o)	USD	783	622,829

			4,705,911

United Arab Emirates — 0.0%
MDGH GMTN RSC Ltd., 4.38%, 11/22/33(a)		235	223,706

Total Foreign Agency Obligations — 0.1% (Cost: $26,742,530)			28,262,445

Foreign Government Obligations

Angola — 0.0%
Republic of Angola
8.00%, 11/26/29(e)		1,068	943,845
8.75%, 04/14/32(e)		963	823,365
9.38%, 05/08/48(e)		559	441,331
9.13%, 11/26/49(e)		603	463,104

			2,671,645

Argentina — 0.0%
Republic of Argentina
1.00%, 07/09/29		246	190,707
4.13%, 07/09/35(c)		503	313,622
5.00%, 01/09/38(c)		307	201,809
3.50%, 07/09/41(c)		487	282,204

			988,342

Belgium — 0.2%
Kingdom of Belgium, 3.30%, 06/22/54(a)(e)	EUR	41,848	40,115,300

Benin — 0.0%
Republic of Benin, 4.95%, 01/22/35(e)		538	478,300

Brazil — 0.3%
Brazil Notas do Tesouro Nacional
10.00%, 01/01/29	BRL	139	21,195,722
10.00%, 01/01/35		217	28,878,845
Federative Republic of Brazil, 7.13%, 05/13/54	USD	300	287,100

			50,361,667

Cameroon — 0.0%
Republic of Cameroon, 9.50%, 07/31/31(e)		1,192	1,117,130

Chile — 0.0%
Republic of Chile
3.75%, 01/14/32	EUR	1,280	1,381,296
4.34%, 03/07/42	USD	336	288,792

			1,670,088

Colombia — 0.1%
Colombian TES
5.75%, 11/03/27	COP	15,472,700	3,350,661
6.00%, 04/28/28		20,582,500	4,366,460
7.75%, 09/18/30		26,951,000	5,520,138
Republic of Colombia
8.00%, 04/20/33	USD	340	350,965
8.00%, 11/14/35		2,665	2,683,655
7.75%, 11/07/36		207	202,653
4.13%, 05/15/51		708	403,560

			16,878,092

Costa Rica — 0.0%
Republic of Costa Rica, 6.55%, 04/03/34(e)		266	272,517

Côte d’Ivoire — 0.0%
Republic of Cote d’Ivoire
6.38%, 03/03/28(e)		200	200,314

Security	Par (000)		Value

Côte d’Ivoire (continued)
Republic of Cote d’Ivoire
5.25%, 03/22/30(e)	EUR	2,358	$2,429,391
5.88%, 10/17/31(e)		289	292,574
7.63%, 01/30/33(e)	USD	735	713,663
6.13%, 06/15/33(e)		200	177,812
04/01/36(a)(g)		1,035	988,425
6.63%, 03/22/48(e)	EUR	829	695,969

			5,498,148

Czechia — 0.1%
Czech Republic
2.75%, 07/23/29	CZK	111,480	4,640,742
5.00%, 09/30/30		47,760	2,184,079
4.20%, 12/04/36(e)		48,270	2,054,424

			8,879,245

Dominican Republic — 0.0%
Dominican Republic
5.95%, 01/25/27(e)	USD	331	332,655
4.50%, 01/30/30(a)		244	228,262
7.05%, 02/03/31(a)		360	372,240
4.88%, 09/23/32(a)		159	144,828
10.75%, 06/01/36(a)	DOP	95,650	1,566,572
6.95%, 03/15/37(a)	USD	224	226,240

			2,870,797

Ecuador — 0.0%
Republic of Ecuador
5.50%, 07/31/35(c)(e)		695	341,359
5.00%, 07/31/40(c)(e)		962	428,232

			769,591

Egypt — 0.0%
Arab Republic of Egypt
4.75%, 04/16/26(e)	EUR	3,964	4,204,566
24.46%, 10/01/27	EGP	24,222	491,721
21.38%, 02/04/28		38,100	743,024
5.63%, 04/16/30(e)	EUR	114	104,278
7.63%, 05/29/32(e)	USD	239	205,695
7.50%, 02/16/61(a)		2,059	1,367,320

			7,116,604

El Salvador — 0.0%
Republic of El Salvador, 9.25%, 04/17/30(e)		946	982,951

Gabon — 0.0%
Gabonese Republic
9.50%, 02/18/29(e)		1,052	956,668
7.00%, 11/24/31(e)		618	480,112

			1,436,780

Germany — 0.2%
Federal Republic of Germany, 2.50%, 08/15/54(e)	EUR	34,911	33,522,479

Ghana — 0.0%
Republic of Ghana, 5.00%, 07/03/35(a)(c)	USD	1,060	747,658

Guatemala — 0.0%
Republic of Guatemala
4.88%, 02/13/28(e)		758	741,513
5.25%, 08/10/29(a)		61	60,024
7.05%, 10/04/32(a)		282	296,717
6.60%, 06/13/36(a)		256	257,792

			1,356,046

Hungary — 0.0%
Hungarian People’s Republic
5.25%, 06/16/29(a)		245	243,469

38	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2025	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Hungary (continued)
Hungarian People’s Republic
4.00%, 07/25/29(e)	EUR	5,660	$6,217,468
5.38%, 09/12/33(e)		322	362,649

			6,823,586

Indonesia — 0.1%
Republic of Indonesia
2.85%, 02/14/30	USD	17,370	15,876,180
3.88%, 01/15/33	EUR	194	206,888
6.75%, 07/15/35	IDR	34,062,000	2,015,379
3.05%, 03/12/51	USD	11,595	7,467,180

			25,565,627

Israel — 0.1%
State of Israel, 5.75%, 03/12/54		10,116	9,279,850

Japan — 0.3%
Japanese Government Bonds (30 Year), 2.30%, 12/20/54	JPY	7,380,100	47,336,165

Jordan — 0.0%
Kingdom of Jordan, 7.75%, 01/15/28(e)	USD	976	988,815

Kazakhstan — 0.0%
Republic of Kazakhstan, 13.49%, 05/23/28(a)	KZT	486,000	891,371

Kenya — 0.0%
Republic of Kenya, 7.25%, 02/28/28(e)	USD	990	950,400

Lebanon — 0.0%
Lebanese Republic
6.85%, 03/23/27(e)(h)(m)		805	124,775
6.65%, 11/03/28(e)(h)(m)		2,067	320,385

			445,160

Mexico — 0.8%
United Mexican States
3.75%, 01/11/28		200	193,900
8.50%, 03/01/29	MXN	306	1,476,880
2.66%, 05/24/31	USD	30,379	25,613,446
4.88%, 05/19/33		3,502	3,224,467
3.50%, 02/12/34		27,547	22,602,314
6.35%, 02/09/35		45,111	45,178,666
6.88%, 05/13/37		32,255	33,061,375
7.75%, 11/13/42	MXN	156	624,787
8.00%, 11/07/47		298	1,203,485
4.50%, 01/31/50	USD	25,868	18,676,696
6.34%, 05/04/53		403	366,730
7.38%, 05/13/55		2,278	2,334,950

			154,557,696

Morocco — 0.0%
Kingdom of Morocco 6.50%, 09/08/33(a)		241	250,339
04/02/35(a)(g)	EUR	255	273,112

			523,451

Mozambique — 0.0%
Republic of Mozambique, 9.00%, 09/15/31(a)(c)	USD	234	190,144

Nigeria — 0.0%
Republic of Nigeria
7.14%, 02/23/30(e)		1,135	1,022,641
9.63%, 06/09/31(a)		552	543,176
10.38%, 12/09/34(a)		884	886,431
7.63%, 11/28/47(e)		238	178,838
9.25%, 01/21/49(e)		200	177,941

			2,809,027

Security	Par (000)		Value

North Macedonia — 0.0%
Republic of North Macedonia, 6.96%, 03/13/27(e)	EUR	131	$147,607

Oman — 0.0%
Sultanate of Oman, 6.75%, 01/17/48(e)	USD	219	226,391

Pakistan — 0.0%
Pakistan Global Sukuk Programme Co. Ltd. (The), 7.95%, 01/31/29(e)		1,057	983,539

Panama — 0.1%
Republic of Panama
3.88%, 03/17/28		17,669	16,807,636
7.50%, 03/01/31		354	367,098
4.50%, 04/01/56		10,739	6,560,187

			23,734,921

Paraguay — 0.0%
Republic of Paraguay, 2.74%, 01/29/33(e)		200	165,068

Peru — 0.1%
Republic of Peru
2.78%, 01/23/31		287	252,345
1.86%, 12/01/32		239	186,300
3.55%, 03/10/51		14,265	9,803,621

			10,242,266

Philippines — 0.1%
Republic of the Philippines
3.00%, 02/01/28		11,468	10,978,316
3.20%, 07/06/46		15,450	10,805,112

			21,783,428

Poland — 0.1%
Republic of Poland
5.75%, 04/25/29	PLN	35,300	9,247,007
4.75%, 07/25/29		17,774	4,497,677
2.75%, 10/25/29		19,386	4,508,550
4.88%, 10/04/33	USD	64	62,835
2.00%, 08/25/36	PLN	3,614	820,497
5.50%, 04/04/53	USD	283	265,458

			19,402,024

Romania — 0.0%
Romania
5.25%, 11/25/27(a)		32	31,872
2.13%, 03/07/28(e)	EUR	466	477,044
6.63%, 09/27/29(e)		872	1,007,364
2.12%, 07/16/31(e)		86	75,695
07/11/32(a)(g)		285	305,859
6.25%, 09/10/34(a)		207	221,814

			2,119,648

Saudi Arabia — 0.0%
Kingdom of Saudi Arabia
4.50%, 04/17/30(e)	USD	200	196,984
3.45%, 02/02/61(e)		561	346,821

			543,805

Senegal — 0.0%
Republic of Senegal
6.25%, 05/23/33(e)		479	355,657
6.75%, 03/13/48(e)		679	440,291

			795,948

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	39

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2025	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Serbia — 0.0%
Republic of Serbia
6.50%, 09/26/33(e)	USD	200	$205,626
6.00%, 06/12/34(a)		200	197,876

			403,502

South Africa — 0.1%
Republic of South Africa
8.00%, 01/31/30	ZAR	259,374	13,544,867
7.00%, 02/28/31		133,024	6,436,803
8.75%, 01/31/44		31,058	1,324,949
5.75%, 09/30/49	USD	262	192,308
7.30%, 04/20/52		1,075	946,806
7.95%, 11/19/54(e)		404	379,356

			22,825,089

Sri Lanka — 0.0%
Republic of Sri Lanka, 4.00%, 04/15/28(e)		1,044	979,638

Supranational — 0.7%
European Union
2.50%, 10/04/52(e)	EUR	13,790	11,463,943
3.00%, 03/04/53(e)		143,289	131,821,525

			143,285,468

Turkey — 0.0%
Republic of Türkiye
30.00%, 09/12/29	TRY	62,080	1,449,692
7.13%, 02/12/32	USD	217	213,311
26.20%, 10/05/33	TRY	70,673	1,592,287

			3,255,290

Ukraine — 0.0%
Ukraine Government
1.75%, 02/01/29(a)(c)	USD	990	638,694
0.00%, 02/01/30(a)(c)(d)		41	20,798
0.00%, 02/01/34(a)(c)(d)		152	59,810
1.75%, 02/01/34(a)(c)		373	197,820
1.75%, 02/01/34(c)(e)		916	485,310
0.00%, 02/01/35(a)(c)(d)		129	70,824
1.75%, 02/01/35(a)(c)		224	116,450
1.75%, 02/01/36(a)(c)		149	76,517
1.75%, 02/01/36(c)(e)		948	485,809
7.75%, 08/01/41(b)(e)(h)(m)		784	564,480

			2,716,512

United Kingdom — 0.4%
United Kingdom Gilt, 4.38%, 07/31/54(e)	GBP	65,191	72,859,168

Uruguay — 0.1%
Oriental Republic of Uruguay
4.38%, 10/27/27	USD	5,923	5,917,088
5.75%, 10/28/34		174	181,152
5.10%, 06/18/50		10,407	9,641,715
5.25%, 09/10/60		177	161,424

			15,901,379

Uzbekistan — 0.0%
Republic of Uzbekistan
5.38%, 05/29/27(a)	EUR	1,071	1,170,383
5.38%, 05/29/27(e)		911	995,535

			2,165,918

Venezuela — 0.0%
Republic of Venezuela, 11.95%, 08/05/31(e)(h)(m)	USD	1,470	296,145

Security	Par (000)		Value

Zambia — 0.0%
Republic of Zambia, 0.50%, 12/31/53(e)	USD	508	$307,658

Total Foreign Government Obligations — 3.9%
(Cost: $829,011,792)			773,235,084

	Shares

Investment Companies

Equity Funds — 0.0%
Financial Select Sector SPDR Fund		200,000	9,962,000

Fixed-Income Funds — 0.4%
iShares 0-5 Year High Yield Corporate Bond ETF(q)		1,195,500	50,832,660
iShares AAA CLO Active ETF(q)		200,000	10,356,000
iShares iBoxx $ Investment Grade Corporate Bond ETF(j)(q)		85,750	9,320,168

			70,508,828

Total Investment Companies — 0.4%
(Cost: $81,152,257)			80,470,828

	Par (000)

Municipal Bonds

California — 0.2%
Bay Area Toll Authority, RB, Series S1, 7.04%, 04/01/50		USD 9,275	10,927,138
Los Angeles Community College District, GO,
6.60%, 08/01/42		3,990	4,331,648
State of California GO, 7.55%, 04/01/39		4,000	4,839,631
GO, Refunding, 4.60%, 04/01/38		22,215	21,650,190
University of California, RB, Series AD, 4.86%, 05/15/2112		2,467	2,121,920

			43,870,527

Georgia — 0.0%
Municipal Electric Authority of Georgia, RB,
6.64%, 04/01/57		3,182	3,493,272

Illinois — 0.1%
State of Illinois, GO, 5.10%, 06/01/33		16,598	16,539,993

Louisiana — 0.0%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Series 2022-ELL, Class A2, 4.15%, 02/01/33		2,630	2,578,149

New Jersey — 0.1%
New Jersey Turnpike Authority, RB, Series F, 7.41%, 01/01/40		4,596	5,523,762

New York — 0.1%
Metropolitan Transportation Authority
RB, 6.67%, 11/15/39		3,060	3,347,776
RB, Series E, 6.81%, 11/15/40		1,025	1,133,599
New York City Water & Sewer System
RB, 6.01%, 06/15/42		2,430	2,543,016
RB, 5.88%, 06/15/44		1,665	1,704,466
New York State Dormitory Authority, RB, Series H, 5.39%, 03/15/40		1,470	1,479,848
Port Authority of New York & New Jersey
RB, 5.65%, 11/01/40		2,780	2,924,169

40	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2025	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

New York (continued)
Port Authority of New York & New Jersey
RB, 4.93%, 10/01/51	USD	1,400	$1,317,204
RB, Series 181, 4.96%, 08/01/46		5,020	4,778,681

			19,228,759
Ohio — 0.0%
American Municipal Power, Inc., RB, Series B,
8.08%, 02/15/50		3,555	4,509,040

Texas — 0.1%
City of San Antonio, TX Electric & Gas Systems Revenue, RB, 5.81%, 02/01/41		4,375	4,498,477
Port of Beaumont Navigation District RB, Refunding RB, Series B, 10.00%, 07/01/26(a)		10,185	10,465,192
State of Texas, GO, 5.52%, 04/01/39		5,715	5,875,897

			20,839,566

Total Municipal Bonds — 0.6%
(Cost: $130,452,782)			116,583,068

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations — 5.7%
A&D Mortgage Trust
Series 2023-NQM5, Class A1, 7.05%, 11/25/68(a)(c)		8,571	8,705,291
Series 2024-NQM5, Class A1, 5.70%, 11/25/69(a)		2,296	2,301,837
Series 2024-NQM5, Class M1, 6.52%, 11/25/69(a)(b)		2,033	2,046,116
ACRA Trust, Series 2024-NQM1, Class A1, 5.61%, 10/25/64(a)(c)		4,640	4,631,830
Adjustable Rate Mortgage Trust, Series 2005-8, Class 3A1, 5.22%, 11/25/35(b)		3,343	2,336,979
Ajax Mortgage Loan Trust
Series 2017-D, Class B, 0.00%, 12/25/57(a)(b)(d)		1	499
Series 2020-C, Class C, 0.00%, 09/27/60(a)(d)		71	2,362
Series 2020-C, Class RW, 0.00%, 09/25/60(a)(d)		104	104,302
Series 2020-D, Class RW, 0.00%, 06/25/60(a)(d)		156	155,960
Series 2021-C, Class A, 5.12%, 01/25/61(a)(c)		7,265	7,260,267
Series 2021-C, Class B, 6.72%, 01/25/61(a)(c)		3,338	3,301,609
Series 2021-C, Class C, 0.00%, 01/25/61(a)(d)		8,063	9,235,564
Series 2021-D, Class A, 5.00%, 03/25/60(a)(c)		15,180	15,124,376
Series 2021-D, Class B, 4.00%, 03/25/60(a)(b)		5,855	6,073,971
Series 2021-D, Class C, 0.00%, 03/25/60(a)(b)(d)		8,500	9,905,399
Series 2021-E, Class A1, 1.74%, 12/25/60(a)(b)		20,238	17,647,816
Series 2021-E, Class A2, 2.69%, 12/25/60(a)(b)		4,422	3,358,091
Series 2021-E, Class B1, 3.73%, 12/25/60(a)(b)		2,669	1,716,150
Series 2021-E, Class B3, 3.81%, 12/25/60(a)(b)		7,604	2,572,417
Series 2021-E, Class M1, 2.94%, 12/25/60(a)(b)		1,744	1,255,326
Series 2021-E, Class SA, 0.00%, 12/25/60(a)(b)(d)		48	22,549
Series 2021-F, Class A, 4.88%, 06/25/61(a)(c)		39,690	39,647,095
Series 2021-F, Class B, 3.75%, 06/25/61(a)(c)		12,500	12,308,534
Series 2021-F, Class C, 0.00%, 06/25/61(a)(d)		18,862	17,478,555
Series 2021-F, Class RW1, 0.00%, 06/27/61(a)(d)(f)		44	43,145
Series 2022-A, Class A1, 3.50%, 10/25/61(a)(c)		12,607	12,131,139
Series 2022-A, Class A2, 3.00%, 10/25/61(a)(b)		1,244	1,111,953

Security	Par (000)		Value

Collateralized Mortgage Obligations (continued)
Ajax Mortgage Loan Trust
Series 2022-A, Class A3, 3.00%, 10/25/61(a)(b)	USD	664	$590,913
Series 2022-A, Class B, 3.00%, 10/25/61(a)		4,977	3,761,560
Series 2022-A, Class C, 3.00%, 10/25/61(a)		2,442	2,535,622
Series 2022-A, Class M1, 3.00%, 10/25/61(a)		726	643,725
Series 2022-A, Class M2, 3.00%, 10/25/61(a)		3,256	2,561,987
Series 2022-A, Class M3, 3.00%, 10/25/61(a)		208	162,672
Series 2022-B, Class A1, 3.50%, 03/27/62(a)(c)		18,063	17,318,560
Series 2022-B, Class A2, 3.00%, 03/27/62(a)(b)		937	835,704
Series 2022-B, Class A3, 3.00%, 03/27/62(a)(b)		803	713,706
Series 2022-B, Class B, 3.00%, 03/27/62(a)		4,464	3,403,304
Series 2022-B, Class C, 3.00%, 03/27/62(a)		4,141	3,204,856
Series 2022-B, Class M1, 3.00%, 03/27/62(a)		603	533,241
Series 2022-B, Class M2, 3.00%, 03/27/62(a)		2,991	2,548,719
Series 2023-A, Class A1, 3.50%, 07/25/62(a)(c)		23,230	21,940,008
Series 2023-A, Class A2, 3.00%, 07/25/62(a)(b)		1,258	1,099,178
Series 2023-A, Class A3, 2.50%, 07/25/62(a)(b)		713	605,041
Series 2023-A, Class B, 2.50%, 07/25/62(a)(b)		4,194	3,071,642
Series 2023-A, Class C, 2.50%, 07/25/62(a)(b)		3,069	1,639,373
Series 2023-A, Class M1, 2.50%, 07/25/62(a)(b)		2,160	1,824,893
Series 2023-C, Class A1, 3.50%, 05/25/63(a)(c)		22,916	21,566,496
Series 2023-C, Class A2, 3.00%, 05/25/63(a)(b)		1,567	1,359,725
Series 2023-C, Class A3, 2.50%, 05/25/63(a)(b)		836	699,301
Series 2023-C, Class C, 2.50%, 05/25/63(a)(b)		7,195	5,213,121
Series 2023-C, Class M1, 2.50%, 05/25/63(a)(b)		731	609,169
Series 2023-C, Class M2, 2.50%, 05/25/63(a)(b)		4,534	3,532,095
American Home Mortgage Assets Trust
Series 2006-3, Class 2A11, (12-mo. Federal Reserve Cumulative Average US + 0.94%), 5.58%, 10/25/46(b)		570	372,891
Series 2006-4, Class 1A12, (1-mo. CME Term SOFR + 0.32%), 4.65%, 10/25/46(b)		1,575	806,117
Series 2007-1, Class A1, (12-mo. Federal Reserve Cumulative Average US + 0.70%), 5.34%, 02/25/47(b)		610	213,341
Angel Oak Mortgage Trust
Series 2020-4, Class A3, 2.81%, 06/25/65(a)(b)		572	549,681
Series 2022-2, Class A1, 3.35%, 01/25/67(a)(b)		398	375,518
Series 2023-7, Class A1, 4.80%, 11/25/67(a)(c)		11,188	11,036,141
Series 2024-1, Class A1, 5.21%, 08/25/68(a)(c)		1,713	1,702,394
Series 2024-10, Class A1, 5.35%, 10/25/69(a)(c)		2,217	2,209,453
Series 2024-11, Class A1, 5.70%, 08/25/69(a)(c)		3,643	3,652,911
Series 2025-2, Class A1, 5.64%, 02/25/70(a)(c)		7,173	7,213,422
Angel Oak Mortgage Trust LLC, Series 2020-3, Class A3, 2.87%, 04/25/65(a)(b)		1,042	992,129
APS Resecuritization Trust, Series 2016-1, Class 1MZ, 2.79%, 07/31/57(a)(b)		8,008	2,999,027
Atlas Funding PLC
Series 2024-1, Class C, (1-day SONIA + 1.55%), 6.01%, 09/20/61(b)(e)	GBP	518	668,944
Series 2024-1, Class D, (1-day SONIA + 2.20%), 6.66%, 09/20/61(b)(e)		343	444,942
Banc of America Alternative Loan Trust, Series 2006-7, Class A4, 6.50%, 10/25/36(c)	USD	1,970	551,704
Banc of America Funding Trust
Series 2007-1, Class 1A6, 5.75%, 01/25/37		19	16,285

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	41

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2025	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Collateralized Mortgage Obligations (continued)
Banc of America Funding Trust
Series 2014-R2, Class 1C, 0.00%, 11/26/36(a)(b)(d)	USD 3,300	$1,142,518
Series 2015-R3, Class 1A2, 2.75%, 03/27/36(a)(b)	1,052	889,469
Series 2016-R2, Class 1A1, 4.70%, 05/01/33(a)(b)	475	473,477
Barclays Mortgage Loan Trust
Series 2021-NPL1, Class A, 2.00%, 11/25/51(a)(c)	12,804	12,732,808
Series 2021-NPL1, Class B, 4.63%, 11/25/51(a)(c)	3,139	3,145,389
Series 2021-NPL1, Class C, 0.00%, 11/25/51(a)(d)	6,495	8,272,206
Series 2021-NPL1, Class RW1, 0.00%, 11/27/51(a)(d)(f)	15	14,963
Series 2022-NQM1, Class A1, 4.55%, 07/25/52(a)(c)	4,850	4,815,003
Series 2022-RPL1, Class A, 4.25%, 02/25/28(a)(c)	9,728	9,617,020
Series 2022-RPL1, Class B, 4.25%, 02/25/28(a)(c)	2,105	2,026,415
Series 2022-RPL1, Class C, 0.00%, 02/25/28(a)(d)	3,556	781,948
Series 2022-RPL1, Class RW1, 0.00%, 02/25/28(a)(d)(f)	5	4,526
Series 2022-RPL1, Class SA, 0.00%, 02/25/28(a)(d)	27	21,386
Series 2023-NQM3, Class A1, 6.90%, 10/25/63(a)(c)	31,422	31,912,806
Series 2023-NQM3, Class A2, 7.36%, 10/25/63(a)(c)	4,996	5,075,736
Series 2023-NQM3, Class A3, 7.69%, 10/25/63(a)(c)	3,017	3,068,708
Series 2023-NQM3, Class B1, 7.99%, 10/25/63(a)(b)	1,917	1,930,461
Series 2023-NQM3, Class B2, 7.99%, 10/25/63(a)(b)	1,613	1,597,266
Series 2023-NQM3, Class B3, 7.99%, 10/25/63(a)(b)	4,413	4,142,947
Series 2023-NQM3, Class M1, 7.99%, 10/25/63(a)(b)	3,196	3,274,851
Series 2023-NQM3, Class SA, 0.00%, 10/25/63(a)(b)(d)	1	638
Series 2024-NQM1, Class A1, 5.90%, 01/25/64(a)(c)	4,680	4,698,940
Series 2024-NQM1, Class A2, 6.11%, 01/25/64(a)(c)	3,188	3,197,026
Series 2024-NQM1, Class A3, 6.31%, 01/25/64(a)(c)	2,435	2,444,499
Series 2024-NQM1, Class B1, 8.09%, 01/25/64(a)(b)	1,442	1,456,117
Series 2024-NQM1, Class B2, 8.69%, 01/25/64(a)(b)	1,322	1,325,054
Series 2024-NQM1, Class B3, 8.69%, 01/25/64(a)(b)	2,836	2,681,796
Series 2024-NQM1, Class M1, 6.80%, 01/25/64(a)(b)	2,475	2,491,198
Series 2024-NQM1, Class SA, 0.00%, 01/25/64(a)(b)(d)	7	6,175
Series 2024-NQM3, Class A1, 6.04%, 06/25/64(a)(c)	26,948	27,179,198

Security	Par (000)	Value

Collateralized Mortgage Obligations (continued)
Barclays Mortgage Loan Trust
Series 2024-NQM3, Class A2, 6.30%, 06/25/64(a)(c)	USD 2,125	$2,142,128
Series 2024-NQM3, Class A3, 6.50%, 06/25/64(a)(c)	3,708	3,735,249
Series 2024-NQM3, Class B1, 7.50%, 06/25/64(a)(b)	1,983	1,998,031
Series 2024-NQM3, Class B2, 8.04%, 06/25/64(a)(b)	1,816	1,799,375
Series 2024-NQM3, Class B3, 8.04%, 06/25/64(a)(b)	4,970	4,566,418
Series 2024-NQM3, Class M1, 6.41%, 06/25/64(a)(b)	2,891	2,902,149
Series 2024-NQM3, Class SA, 0.00%, 06/25/64(a)(b)(d)	4	3,984
Series 2024-NQM4, Class A1, 4.79%, 12/26/64(a)(c)	41,151	40,710,112
Series 2024-NQM4, Class A2, 5.10%, 12/26/64(a)(c)	3,871	3,838,527
Series 2024-NQM4, Class A3, 5.25%, 12/26/64(a)(c)	4,336	4,304,040
Series 2024-NQM4, Class B1, 6.96%, 12/26/64(a)(b)	1,760	1,757,303
Series 2024-NQM4, Class B2, 7.59%, 12/26/64(a)(b)	1,343	1,329,651
Series 2024-NQM4, Class B3, 7.59%, 12/26/64(a)(b)	3,073	2,958,534
Series 2024-NQM4, Class M1, 6.31%, 12/26/64(a)(b)	2,894	2,907,406
Series 2024-NQM4, Class SA, 0.00%, 12/26/64(a)(b)(d)	6	5,612
Series 2025-NQM1, Class A1, 5.66%, 01/25/65(a)(c)	38,780	38,944,413
Series 2025-NQM1, Class A2, 5.87%, 01/25/65(a)(c)	3,538	3,553,216
Series 2025-NQM1, Class A3, 5.97%, 01/25/65(a)(c)	3,370	3,383,915
Series 2025-NQM1, Class B1, 6.94%, 01/25/65(a)(b)	1,955	1,956,891
Series 2025-NQM1, Class B2, 7.83%, 01/25/65(a)(b)	1,700	1,681,273
Series 2025-NQM1, Class B3, 7.83%, 01/25/65(a)(b)	3,768	3,480,362
Series 2025-NQM1, Class M1, 6.49%, 01/25/65(a)(b)	3,144	3,177,208
Series 2025-NQM1, Class SA, 0.00%, 01/25/65(a)(b)(d)	8	7,736
BCAP LLC Trust, Series 2011-RR5, Class 11A5, (1-mo. CME Term SOFR + 0.26%), 4.46%, 05/28/36(a)(b)	1,403	1,347,770
Bear Stearns ALT-A Trust Series 2006-2, Class 22A1, 4.28%, 03/25/36(b)	3,154	2,038,467
Series 2007-1, Class 1A1, (1-mo. CME Term SOFR + 0.43%), 4.76%, 01/25/47(b)	745	628,754
Bear Stearns Asset-Backed Securities I Trust Series 2005-AC9, Class A5, 6.25%, 12/25/35(c)	143	137,427
Series 2006-AC2, Class 1A1, (1-mo. CME Term SOFR + 0.46%), 4.79%, 03/25/36(b)	3,117	815,912
Bear Stearns Mortgage Funding Trust
Series 2006-SL1, Class A1, (1-mo. CME Term SOFR + 0.39%), 4.72%, 08/25/36(b)	264	260,234

42	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2025	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Collateralized Mortgage Obligations (continued)
Bear Stearns Mortgage Funding Trust
Series 2007-AR2, Class A1, (1-mo. CME Term SOFR + 0.45%), 4.78%, 03/25/37(b)	USD	181	$171,723
Series 2007-AR3, Class 1A1, (1-mo. CME Term SOFR + 0.25%), 4.58%, 03/25/37(b)		313	291,404
Series 2007-AR4, Class 2A1, (1-mo. CME Term SOFR + 0.32%), 4.65%, 06/25/37(b)		285	272,097
BlackRock Capital Finance LP, Series 1997-R2, Class AP, 2.24%, 12/25/35(a)(f)(q)		1	—
BRAVO Residential Funding Trust
Series 2023-NQM6, Class B1, 8.00%, 09/25/63(a)(b)		662	667,349
Series 2024-NQM1, Class B1, 8.04%, 12/01/63(a)		353	357,793
Series 2024-NQM3, Class B1, 8.10%, 03/25/64(a)(b)		527	535,785
Series 2024-NQM6, Class B2, 8.08%, 08/01/64(a)(b)		250	249,446
Series 2025-NQM2, Class A1, 5.68%, 11/25/64(a)(c)		9,329	9,357,898
CAFL Issuer LLC, Series 2024-RTL1, Class A1, 6.75%, 11/28/31(a)(c)		1,281	1,298,468
CFMT LLC
Series 2024-HB14, Class M2, 3.00%, 06/25/34(a)(b)		274	256,554
Series 2024-HB14, Class M3, 3.00%, 06/25/34(a)(b)		675	622,891
Series 2024-HB15, Class M2, 4.00%, 08/25/34(a)(b)		265	251,962
Series 2024-R1, Class A1, 4.00%, 10/25/54(a)(c)		1,270	1,239,881
Series 2024-R1, Class A2, 4.00%, 10/25/54(a)(c)		176	166,617
Chase Mortgage Finance Trust, Series 2007-S6, Class 1A1, 6.00%, 12/25/37		18,755	7,594,792
CHNGE Mortgage Trust
Series 2022-1, Class A1, 3.01%, 01/25/67(a)(b)		1,790	1,682,206
Series 2022-4, Class A1, 6.00%, 10/25/57(a)(c)		526	526,261
CIM Trust
Series 2023-I2, Class A2, 6.85%, 12/25/67(a)(c)		2,985	3,012,299
Series 2025-I1, Class A1, 5.66%, 10/25/69(a)(c)		9,678	9,741,873
Citadel PLC
Series 2024-1, Class B, (1-day SONIA + 1.45%), 5.91%, 04/28/60(b)(e)	GBP	483	624,404
Series 2024-1, Class C, (1-day SONIA + 1.75%), 6.21%, 04/28/60(b)(e)		506	654,135
Series 2024-1, Class D, (1-day SONIA + 2.45%), 6.91%, 04/28/60(b)(e)		553	714,296
Series 2024-1, Class E, (1-day SONIA + 3.75%), 8.21%, 04/28/60(b)(e)		539	696,400
Citicorp Mortgage Securities Trust
Series 2007-4, Class 1A14, 6.00%, 05/25/37	USD	604	548,577
Series 2007-9, Class 1A1, 6.25%, 12/25/37		876	814,069
Series 2008-2, Class 1A1, 6.50%, 06/25/38		2,920	2,410,809
Citigroup Mortgage Loan Trust, Series 2007-6, Class 2A1, (1-mo. CME Term SOFR + 0.61%), 4.94%, 05/25/37(b)		1,795	1,650,828
CitiMortgage Alternative Loan Trust, Series 2007-A6, Class 1A11, 6.00%, 06/25/37		440	381,488
COLT Mortgage Loan Trust Series 2020-3, Class A3, 2.38%, 04/27/65(a)(b)		191	186,102

Security	Par (000)		Value

Collateralized Mortgage Obligations (continued)
COLT Mortgage Loan Trust
Series 2021-HX1, Class B2, 3.86%, 10/25/66(a)(b)	USD	1,000	$780,633
Series 2022-1, Class B2, 4.16%, 12/27/66(a)(b)		316	260,894
Series 2022-3, Class B1, 4.21%, 02/25/67(a)(b)		1,000	866,299
Series 2022-3, Class B2, 4.21%, 02/25/67(a)(b)		1,300	1,082,131
Series 2022-5, Class B1, 4.67%, 03/25/67(a)(b)		2,398	2,244,873
Series 2022-8, Class B1, 6.50%, 08/25/67(a)(b)		1,172	1,165,244
Series 2024-6, Class A1, 5.39%, 11/25/69(a)(c)		3,190	3,185,006
Countrywide Alternative Loan Trust
Series 2005-11CB, Class 2A1, 5.50%, 06/25/35		88	70,740
Series 2005-11CB, Class 2A6, 5.50%, 06/25/25		481	386,115
Series 2005-22T1, Class A1, (1-mo. CME Term SOFR + 0.46%), 4.79%, 06/25/35(b)		2,571	2,243,132
Series 2005-29CB, Class A6, 5.50%, 07/25/35		312	184,664
Series 2005-55CW, Class 2A3, (1-mo. CME Term SOFR + 0.46%), 4.78%, 11/25/35(b)		575	422,733
Series 2005-59, Class 1A1, (1-mo. CME Term SOFR + 0.77%), 5.09%, 11/20/35(b)		628	611,494
Series 2005-76, Class 2A1, (12-mo. Federal Reserve Cumulative Average US + 1.00%), 5.64%, 02/25/36(b)		407	369,562
Series 2006-11CB, Class 3A1, 6.50%, 05/25/36		1,352	620,805
Series 2006-15CB, Class A1, 6.50%, 06/25/36		308	140,454
Series 2006-28CB, Class A14, 6.25%, 10/25/36		1,133	549,102
Series 2006-6CB, Class 2A10, 6.00%, 05/25/36		221	84,615
Series 2006-OA11, Class A4, (1-mo. CME Term SOFR + 0.49%), 4.82%, 09/25/46(b)		272	251,519
Series 2006-OA14, Class 1A1, (12-mo. Federal Reserve Cumulative Average US + 1.73%), 6.37%, 11/25/46(b)		1,847	1,520,744
Series 2006-OA16, Class A2, (1-mo. CME Term SOFR + 0.49%), 4.82%, 10/25/46(b)		2,041	1,893,247
Series 2006-OA16, Class A4C, (1-mo. CME Term SOFR + 0.79%), 5.12%, 10/25/46(b)		3,019	2,219,256
Series 2006-OA21, Class A1, (1-mo. CME Term SOFR + 0.30%), 4.62%, 03/20/47(b)		4,491	3,831,741
Series 2006-OA8, Class 1A1, (1-mo. CME Term SOFR + 0.49%), 4.82%, 07/25/46(b)		232	207,957
Series 2006-OC1, Class 1A1, (1-mo. CME Term SOFR + 0.57%), 4.90%, 03/25/36(b)		1,038	1,017,697
Series 2006-OC10, Class 2A3, (1-mo. CME Term SOFR + 0.57%), 4.90%, 11/25/36(b)		1,575	1,348,106
Series 2006-OC7, Class 2A3, (1-mo. CME Term SOFR + 0.61%), 4.94%, 07/25/46(b)		1,561	1,346,575
Series 2007-14T2, Class A1, 6.00%, 07/25/37		2,091	1,095,633
Series 2007-3T1, Class 1A1, 6.00%, 04/25/37		266	118,486
Series 2007-AL1, Class A1, (1-mo. CME Term SOFR + 0.36%), 4.69%, 06/25/37(b)		4,125	3,430,581
Series 2007-OA3, Class 1A1, (1-mo. CME Term SOFR + 0.39%), 4.72%, 04/25/47(b)		554	506,684
Series 2007-OA8, Class 2A1, (1-mo. CME Term SOFR + 0.47%), 4.80%, 06/25/47(b)		173	135,017
Series 2007-OH2, Class A2A, (1-mo. CME Term SOFR + 0.59%), 4.92%, 08/25/47(b)		189	165,434

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	43

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2025	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Collateralized Mortgage Obligations (continued)
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2004-29, Class 1A1, (1-mo. CME Term SOFR + 0.65%), 4.98%, 02/25/35(b)	USD	71	$67,615
Series 2005-16, Class A28, 5.50%, 09/25/35		2,762	1,700,069
Series 2006-17, Class A6, 6.00%, 12/25/36		265	117,658
Series 2006-OA4, Class A1, (12-mo. Federal Reserve Cumulative Average US + 0.96%), 5.60%, 04/25/46(b)		1,205	329,568
Series 2006-OA5, Class 3A1, (1-mo. CME Term SOFR + 0.51%), 4.84%, 04/25/46(b)		344	329,006
Series 2007-1, Class A2, 6.00%, 03/25/37		405	182,168
Series 2007-15, Class 2A2, 6.50%, 09/25/37		7,345	2,652,168
Series 2007-9, Class A1, 5.75%, 07/25/37		1,306	613,683
Series 2007-9, Class A11, 5.75%, 07/25/37		714	335,365
Credit Suisse Mortgage Capital Certificates, Series 2009-12R, Class 3A1, 6.50%, 10/27/37(a)		8,101	3,191,824
Credit Suisse Mortgage Trust
Series 2006-4, Class 1A3, 6.00%, 05/25/36		967	520,305
Series 2006-4, Class 1A4, 6.00%, 05/25/36		731	393,313
Series 2014-4R, Class 16A3, (1-mo. CME Term SOFR + 0.31%), 4.67%, 02/27/36(a)(b)		4	4,066
Series 2014-9R, Class 9A1, (1-mo. CME Term SOFR + 0.23%), 4.67%, 08/27/36(a)(b)		575	464,217
Series 2015-6R, Class 5A2, (1-mo. CME Term SOFR + 0.29%), 4.27%, 03/27/36(a)(b)		1,483	1,139,835
Series 2021-NQM8, Class M1, 3.26%, 10/25/66(a)(b)		760	573,899
Series 2021-RPL9, Class A1, 3.69%, 02/25/61(a)(b)		9,138	9,101,992
Series 2022-NQM3, Class A1B, 4.27%, 03/25/67(a)(b)		3,821	3,678,981
Series 2022-NQM6, Class PT, 8.68%, 12/25/67(a)(b)		11,271	11,390,200
Cross Mortgage Trust
Series 2023-H2, Class A1A, 7.14%, 11/25/68(a)(c)		2,386	2,422,190
Series 2024-H7, Class A1, 5.59%, 11/25/69(a)(b)		4,855	4,868,647
Series 2025-H1, Class A1, 5.74%, 02/25/70(a)(b)		5,531	5,548,785
Series 2025-H2, Class A1, 5.36%, 03/25/70(a)(b)		2,088	2,092,577
CSFB Mortgage-Backed Pass-Through Certificates, Series 2005-10, Class 10A1, (1-mo. CME Term SOFR + 1.46%), 5.79%, 11/25/35(b)		1,191	249,832
Deephaven Residential Mortgage Trust
Series 2022-2, Class M1, 4.31%, 03/25/67(a)(b)		1,629	1,471,252
Series 2022-3, Class B1, 5.29%, 07/25/67(a)(b)		1,716	1,581,874
Series 2022-3, Class M1, 5.29%, 07/25/67(a)(b)		3,171	3,031,100
Series 2024-1, Class A1, 5.74%, 07/25/69(a)(c)		2,476	2,481,122
Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-OA4, Class A2A, (1-mo. CME Term SOFR + 0.45%), 4.78%, 08/25/47(b)		762	684,781
Deutsche Alt-B Securities Mortgage Loan Trust
Series 2006-AB3, Class A3, 6.51%, 07/25/36(b)		256	220,422
Series 2006-AB3, Class A8, 6.36%, 07/25/36(b)		163	140,563

Security	Par (000)		Value

Collateralized Mortgage Obligations (continued)
Ellington Financial Mortgage Trust
Series 2022-4, Class B2, 5.94%, 09/25/67(a)(b)	USD	2,288	$1,937,463
Series 2024-NQM1, Class A1A, 5.71%, 11/25/69(a)(c)		4,559	4,570,473
Series 2025-INV1, Class A1, 5.63%, 03/25/70(a)(c)		5,850	5,858,419
Exmoor Funding PLC
Series 2024-1, Class C, (1-day SONIA + 1.90%), 6.38%, 03/25/94(b)(e)	GBP	454	593,068
Series 2024-1, Class D, (1-day SONIA + 2.80%), 7.28%, 03/25/94(b)(e)		197	254,230
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA12, Class 2A1, 5.04%, 02/25/36(b)	USD	19	11,812
Gaea Mortgage Loan Trust, Series 2025-A, Class A, 6.75%, 02/25/30(a)(b)		2,455	2,405,626
GCAT Trust
Series 2021-NQM3, Class B1, 3.47%, 05/25/66(a)(b)		1,642	1,223,028
Series 2022-HX1, Class A1, 2.89%, 12/27/66(a)(b)		288	265,596
Series 2022-NQM1, Class B1, 3.93%, 02/25/67(a)(b)		564	423,465
Series 2022-NQM4, Class A1, 5.27%, 08/25/67(a)(c)		5,078	5,054,180
Series 2023-NQM4, Class A1, 4.25%, 05/25/67(a)(b)		6,051	5,660,659
GreenPoint Mortgage Funding Trust, Series 2006- AR2, Class 4A1, (12-mo. Federal Reserve Cumulative Average US + 2.00%), 6.64%, 03/25/36(b)		401	371,942
GS Mortgage Securities Trust, Series 2019-PJ2, Class B4, 4.37%, 11/25/49(a)(b)		1,398	1,242,479
GS Mortgage-Backed Securities Trust
Series 2022-NQM1, Class A4, 4.00%, 05/25/62(a)(b)		604	553,121
Series 2023-CCM1, Class B1, 7.40%, 08/25/53(a)(b)		1,022	1,020,722
GSR Mortgage Loan Trust
Series 2007-1F, Class 2A4, 5.50%, 01/25/37		25	44,650
Series 2007-OA2, Class 2A1, 2.92%, 06/25/47(b)		798	474,274
HarborView Mortgage Loan Trust
Series 2006-12, Class 1A1A, (1-mo. CME Term SOFR + 0.52%), 4.84%, 12/19/36(b)		5,082	3,987,890
Series 2007-3, Class 1A1A, (1-mo. CME Term SOFR + 0.51%), 4.83%, 05/19/37(b)		1,509	1,200,063
Series 2007-4, Class 2A2, (1-mo. CME Term SOFR + 0.61%), 4.68%, 07/19/47(b)		362	338,452
Homes Trust, Series 2024-NQM2, Class A1, 5.72%, 10/25/69(a)(c)		4,792	4,802,937
Homeward Opportunities Fund I Trust
Series 2020-2, Class A3, 3.20%, 05/25/65(a)(b)		5,361	5,286,999
Series 2020-2, Class B1, 5.45%, 05/25/65(a)(b)		809	816,828
Series 2022-1, Class A1, 5.08%, 07/25/67(a)(c)		8,959	8,905,860
Series 2022-1, Class M1, 5.03%, 07/25/67(a)(b)		3,380	3,286,512
Impac CMB Trust
Series 2004-11, Class 1A2, (1-mo. CME Term SOFR + 0.63%), 4.96%, 03/25/35(b)		591	770,263
Series 2005-6, Class 1A1, (1-mo. CME Term SOFR + 0.61%), 4.94%, 10/25/35(b)		425	382,430

44	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2025	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Collateralized Mortgage Obligations (continued)
Impac CMB Trust
Series 2007-A, Class A, (1-mo. CME Term SOFR + 0.61%), 4.94%, 05/25/37(a)(b)	USD	929	$886,136
Impac Secured Assets Trust, Series 2006-3, Class A1, (1-mo. CME Term SOFR + 0.45%), 4.78%, 11/25/36(b)		1,706	1,551,529
IndyMac Index Mortgage Loan Trust
Series 2006-AR15, Class A1, (1-mo. CME Term SOFR + 0.35%), 4.68%, 07/25/36(b)		274	266,116
Series 2006-AR35, Class 2A1A, (1-mo. CME Term SOFR + 0.45%), 4.78%, 01/25/37(b)		543	484,915
Series 2007-AR19, Class 3A1, 4.03%, 09/25/37(b)		2,409	1,566,334
Series 2007-FLX5, Class 2A2, (1-mo. CME Term SOFR + 0.59%), 4.92%, 08/25/37(b)		501	456,042
JPMorgan Alternative Loan Trust
Series 2007-A1, Class 1A4, (1-mo. CME Term SOFR + 0.53%), 4.86%, 03/25/37(b)		578	475,430
Series 2007-A2, Class 2A1, 4.89%, 05/25/37(b)		156	137,955
JPMorgan Mortgage Trust
Series 2021-4, Class B3, 2.90%, 08/25/51(a)(b)		3,489	2,809,369
Series 2021-4, Class B4, 2.90%, 08/25/51(a)(b)		271	212,941
Series 2021-4, Class B5, 2.90%, 08/25/51(a)(b)		203	148,967
Series 2021-4, Class B6, 2.90%, 08/25/51(a)(b)		602	250,655
Series 2021-INV5, Class A5A, 2.50%, 12/25/51(a)(b)		8,363	6,785,687
Series 2021-INV5, Class B4, 3.19%, 12/25/51(a)(b)		1,225	1,005,582
Series 2021-INV5, Class B5, 3.19%, 12/25/51(a)(b)		429	327,223
Series 2021-INV5, Class B6, 3.08%, 12/25/51(a)(b)		1,465	716,352
Series 2021-INV7, Class A3A, 2.50%, 02/25/52(a)(b)		22,185	19,817,438
Series 2021-INV7, Class A4A, 2.50%, 02/25/52(a)(b)		10,539	7,207,401
Series 2021-INV7, Class A5A, 2.50%, 02/25/52(a)(b)		4,972	4,034,266
Series 2021-INV7, Class B1, 3.27%, 02/25/52(a)(b)		3,108	2,651,370
Series 2021-INV7, Class B2, 3.27%, 02/25/52(a)(b)		730	615,825
Series 2021-INV7, Class B3, 3.27%, 02/25/52(a)(b)		1,015	847,160
Series 2021-INV7, Class B4, 3.27%, 02/25/52(a)(b)		539	437,375
Series 2021-INV7, Class B5, 3.27%, 02/25/52(a)(b)		222	169,401
Series 2021-INV7, Class B6, 3.15%, 02/25/52(a)(b)		726	348,111
Series 2024-VIS1, Class B2, 8.08%, 07/25/64(a)(b)		507	502,799
Series 2024-VIS2, Class B1, 7.73%, 11/25/64(a)(b)		2,216	2,244,108
Jubilee Place 7 BV, Series 7, Class D, (3-mo EURIBOR + 1.90%), 4.42%, 09/18/62(b)(e)	EUR	185	200,290
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 4.75%, 04/25/61(a)(c)	USD	14,721	14,704,772
Lehman XS Trust
Series 2007-16N, Class AF2, (1-mo. CME Term SOFR + 2.01%), 6.34%, 09/25/47(b)		1,579	2,111,337

Security	Par (000)		Value

Collateralized Mortgage Obligations (continued)
Lehman XS Trust
Series 2007-20N, Class A1, (1-mo. CME Term SOFR + 2.41%), 6.74%, 12/25/37(b)	USD	408	$394,562
MASTR Resecuritization Trust, Series 2008-3, Class A1, 3.89%, 08/25/37(a)(b)		621	201,855
MCM Trust
Series 2021-VFN1, Class Cert, 0.00%, 09/25/31(d)(f)		16,126	10,268,541
Series 2021-VFN1, Class Note, 0.00%, 09/25/31(d)(f)		12,195	11,718,402
Merrill Lynch Alternative Note Asset Trust, Series 2007-OAR2, Class A2, (1-mo. CME Term SOFR + 0.53%), 4.86%, 04/25/37(b)		909	758,477
Merrill Lynch Mortgage Investors Trust
Series 2006-A3, Class 6A1, 5.26%, 05/25/36(b)		519	480,026
Series 2006-AF2, Class AV1, (1-mo. CME Term SOFR + 0.43%), 4.76%, 09/25/37(b)		680	360,904
MFA Trust
Series 2020-NQM1, Class A3, 3.30%, 08/25/49(a)(b)		92	86,027
Series 2021-NQM1, Class B1, 3.51%, 04/25/65(a)(b)		3,310	2,682,237
Series 2022-NQM1, Class B1, 4.26%, 12/25/66(a)(b)		1,000	833,181
Series 2022-NQM1, Class M1, 4.26%, 12/25/66(a)(b)		3,429	2,972,939
Series 2024-RTL1, Class A1, 7.09%, 02/25/29(a)(c)		5,663	5,707,439
Miltonia Mortgage Finance Srl, Series 1, Class B, (3-mo. EURIBOR + 1.30%), 3.94%, 04/28/62(b)(e)	EUR	1,776	1,914,391
Morgan Stanley Resecuritization Trust, Series 2013-R7, Class 1B, (1-mo. CME Term SOFR + 0.27%), 4.75%, 12/26/46(a)(b)	USD	648	598,720
Morgan Stanley Residential Mortgage Loan Trust
Series 2014-1A, Class B3, 5.89%, 06/25/44(a)(b)		323	323,332
Series 2023-NQM1, Class B1, 7.42%, 09/25/68(a)(b)		1,302	1,303,582
Series 2025-NQM1, Class A1, 5.74%, 11/25/69(a)(b)		8,429	8,464,143
Series 2025-NQM1, Class M1, 6.50%, 11/25/69(a)(b)		1,220	1,230,219
Mortgage Loan Resecuritization Trust, Series 2009-RS1, Class A85, (1-mo. CME Term SOFR + 0.34%), 5.30%, 04/16/36(a)(b)		1,436	1,401,545
Mortimer PLC
Series 2024-MIX, Class C, (1-day SONIA + 1.55%), 6.03%, 09/22/67(b)(e)	GBP	654	846,010
Series 2024-MIX, Class D, (1-day SONIA + 2.10%), 6.58%, 09/22/67(b)(e)		357	461,766
NACC Reperforming Loan REMIC Trust
Series 2004-R1, Class A1, 6.50%, 03/25/34(a)	USD	1,498	1,343,838
Series 2004-R1, Class A2, 7.50%, 03/25/34(a)		344	318,501
New Residential Mortgage Loan Trust
Series 2019-2A, Class A1, 4.25%, 12/25/57(a)(b)		627	611,537
Series 2020-RPL1, Class B3, 3.85%, 11/25/59(a)(b)		6,210	4,705,767
Series 2024-NQM3, Class B1, 7.17%, 11/25/64(a)(b)		781	770,921

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	45

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2025	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Collateralized Mortgage Obligations (continued)
New Residential Mortgage Loan Trust
Series 2025-NQM1, Class A1, 5.70%, 01/25/65(a)(c)	USD	12,679	$12,801,921
Series 2025-NQM1, Class M1, 6.47%, 01/25/65(a)(b)		679	687,865
New York Mortgage Trust
Series 2024-INV1, Class A1, 5.38%, 06/25/69(a)(b)		1,249	1,244,593
Series 2024-RR1, Class A, 7.38%, 05/25/64(a)(c)		6,883	6,833,797
NLT Trust, Series 2021-INV2, Class B1, 3.32%, 08/25/56(a)(b)		910	662,781
NMLT Trust, Series 2021-INV1, Class B1, 3.61%, 05/25/56(a)(b)		1,327	969,631
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2001-R1A, Class A, 7.00%, 02/19/30(a)(b)		225	221,440
Series 2006-AF1, Class 1A4, 7.13%, 05/25/36(c)		505	93,223
Series 2007-2, Class A4, (1-mo. CME Term SOFR + 0.95%), 5.28%, 06/25/37(b)		232	192,751
OBX Trust, Series 2025-NQM3, Class A1, 5.65%, 12/01/64(a)(c)		5,411	5,429,091
Pierpont BTL PLC, Series 2024-1, Class D, (1-day SONIA + 2.20%), 6.68%, 09/21/61(b)(e)	GBP	322	416,720
PRET LLC, Series 2024-RN2, Class A1, 7.13%, 04/25/54(a)(c)	USD	2,075	2,084,178
PRKCM Trust
Series 2021-AFC2, Class A1, 2.07%, 11/25/56(a)(b)		1,291	1,124,918
Series 2022-AFC1, Class A1A, 4.10%, 04/25/57(a)(b)		666	655,504
Series 2022-AFC2, Class A1, 5.34%, 08/25/57(a)(b)		4,862	4,843,923
Series 2023-AFC1, Class B1, 7.39%, 02/25/58(a)(b)		2,349	2,354,937
PRP Advisors LLC
Series 2022-NQM1, Class B1, 5.42%, 08/25/67(a)(b)		471	461,572
Series 2024-NQM1, Class B1, 7.50%, 12/25/68(a)(b)		1,346	1,353,986
Series 2025-NQM1, Class A1, 5.80%, 11/25/69(a)(c)		5,127	5,141,982
Series 2025-NQM1, Class M1A, 6.65%, 11/25/69(a)(b)		983	996,952
Rain City Mortgage Trust, Series 2024-RTL1, Class A1, 6.53%, 11/25/29(a)(b)		1,198	1,212,162
RALI Trust
Series 2006-QA10, Class A2, (1-mo. CME Term SOFR + 0.47%), 4.80%, 12/25/36(b)		2,317	2,024,197
Series 2007-QH9, Class A1, 6.19%, 11/25/37(b)		436	372,003
Series 2007-QO2, Class A1, (1-mo. CME Term SOFR + 0.26%), 4.59%, 02/25/47(b)		221	67,223
RCKT Mortgage Trust, Series 2024-CES8, Class A1A, 5.49%, 11/25/44(a)(c)		2,100	2,099,551
RCO VII Mortgage LLC, Series 2024-1, Class A1, 7.02%, 01/25/29(a)(c)		5,286	5,301,133
Reperforming Loan REMIC Trust Series 2005-R2, Class 1AF1, (1-mo. CME Term SOFR + 0.45%), 4.78%, 06/25/35(a)(b)		162	155,174

Security	Par (000)		Value

Collateralized Mortgage Obligations (continued)
Reperforming Loan REMIC Trust
Series 2005-R3, Class AF, (1-mo. CME Term SOFR + 0.51%), 4.84%, 09/25/35(a)(b)	USD	55	$45,384
Residential Mortgage Loan Trust
Series 2019-2, Class B2, 6.04%, 05/25/59(a)(b)		2,434	2,401,901
Series 2019-3, Class B2, 5.66%, 09/25/59(a)(b)		282	275,035
Series 2020-2, Class M1, 3.57%, 05/25/60(a)(b)		7,854	7,384,899
RFMSI Series Trust
Series 2006-SA2, Class 2A1, 5.70%, 08/25/36(b)		4,243	3,030,151
Series 2006-SA4, Class 2A1, 5.69%, 11/25/36(b)		210	173,567
Series 2007-SA4, Class 3A1, 5.85%, 10/25/37(b)		258	157,823
RMF Buyout Issuance Trust
Series 2021-HB1, Class M3, 3.69%, 11/25/31(a)(b)		3,112	2,923,958
Series 2021-HB1, Class M6, 6.00%, 11/25/31(a)(b)		2,233	1,900,979
Saluda Grade Alternative Mortgage Trust
Series 2024-RTL4, Class A1, 7.50%, 02/25/30(a)(c)		9,935	9,972,805
Series 2024-RTL5, Class A1, 7.76%, 04/25/30(a)(c)		5,768	5,811,859
Seasoned Credit Risk Transfer Trust,
Series 2018-1, Class BX, 3.90%, 05/25/57(b)		518	211,570
Seasoned Loans Structured Transaction Trust
Series 2020-2, Class M1, 4.75%, 09/25/60(a)(b)		10,091	9,981,259
Series 2020-3, Class M1, 4.75%, 04/26/60(a)(b)		450	444,761
Sequoia Mortgage Trust, Series 2007-3, Class 2AA1, 4.79%, 07/20/37(b)		676	538,008
SG Residential Mortgage Trust
Series 2022-2, Class A1, 5.35%, 08/25/62(a)(c)		1,080	1,076,878
Series 2022-2, Class B1, 5.30%, 08/25/62(a)(b)		2,583	2,513,971
Spruce Hill Mortgage Loan Trust, Series 2022-SH1, Class A3, 4.10%, 07/25/57(a)(c)		893	811,744
Stratton Mortgage Funding PLC, Series 2024-3, Class C, (1-day SONIA + 1.50%), 5.98%, 06/25/49(b)(e)	GBP	492	634,366
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-3, Class 4A, 4.12%, 04/25/36(b)	USD	502	265,333
Structured Asset Mortgage Investments II Trust
Series 2006-AR4, Class 3A1, (1-mo. CME Term SOFR + 0.49%), 4.82%, 06/25/36(b)		1,616	1,400,088
Series 2006-AR5, Class 2A1, (1-mo. CME Term SOFR + 0.53%), 4.86%, 05/25/46(b)		282	198,035
Thornburg Mortgage Securities Trust, Series 2006-3, Class A1, 4.41%, 06/25/46(b)		958	582,512
Together Asset-Backed Securitisation-1 PLC
Series 2025-CRE1, Class B, (1-day SONIA + 1.50%), 5.96%, 01/15/57(b)(e)	GBP	860	1,111,300
Series 2025-CRE1, Class C, (1-day SONIA + 1.80%), 6.26%, 01/15/57(b)(e)		511	660,318
Series 2025-CRE1, Class D, (1-day SONIA + 2.40%), 6.86%, 01/15/57(b)(e)		223	288,161
Toorak Mortgage Corp.
Series 2021-INV1, Class B1, 3.29%, 07/25/56(a)(b)	USD	937	730,497
Series 2021-INV2, Class B1, 4.10%, 11/25/56(a)(b)		3,051	2,458,686
Toorak Mortgage Trust, Series 2024-2, Class A1, 6.33%, 10/25/31(a)(c)		937	938,017

46	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2025	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Collateralized Mortgage Obligations (continued)
TVC DSCR Trust
Series 21-1, Class A, 2.38%, 02/01/51(a)(f)	USD	15,613	$14,325,340
Series 21-1, Class CERT, 0.00%, 02/01/51(d)(f)		7,160	6,168,138
TVC Mortgage Trust, Series 2023-RTL1, Class A1, 8.25%, 11/25/27(a)(c)		3,528	3,534,505
Verus Securitization Trust
Series 2019-INV3, Class B1, 3.73%, 11/25/59(a)(b)		800	768,586
Series 2020-4, Class A3, 3.32%, 05/25/65(a)(c)		408	400,040
Series 2020-4, Class M1, 3.29%, 05/25/65(a)(b)		3,120	3,029,719
Series 2020-5, Class B1, 3.71%, 05/25/65(a)(b)		400	373,600
Series 2021-3, Class B1, 3.20%, 06/25/66(a)(b)		1,668	1,219,672
Series 2021-6, Class B1, 4.05%, 10/25/66(a)(b)		291	229,421
Series 2021-6, Class M1, 2.94%, 10/25/66(a)(b)		806	601,782
Series 2022-1, Class B1, 4.01%, 01/25/67(a)(b)		1,354	1,013,410
Series 2022-3, Class B1, 4.06%, 02/25/67(a)(b)		3,879	3,050,100
Series 2022-4, Class B1, 4.77%, 04/25/67(a)(b)		616	555,260
Series 2022-INV1, Class B1, 5.81%, 08/25/67(a)(b)		606	595,673
Series 2023-2, Class B1, 7.49%, 03/25/68(a)(b)		2,041	2,040,403
Series 2023-3, Class B1, 7.78%, 03/25/68(a)(b)		543	544,080
Series 2024-7, Class B1, 6.50%, 09/25/69(a)(b)		870	859,279
Visio Trust
Series 2019-2, Class B1, 3.91%, 11/25/54(a)(b)		906	738,136
Series 2020-1, Class M1, 4.45%, 08/25/55(a)(b)		1,100	1,034,990
Series 2022-1, Class B1, 6.02%, 08/25/57(a)(b)		2,429	2,175,249
Vista Point Securitization Trust
Series 2020-2, Class A3, 2.50%, 04/25/65(a)(b)		623	602,867
Series 2020-2, Class B1, 4.90%, 04/25/65(a)(b)		640	621,187
Series 2020-2, Class B2, 5.16%, 04/25/65(a)(b)		500	476,052
Series 2020-2, Class M1, 3.40%, 04/25/65(a)(b)		1,480	1,386,389
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2006-1, Class 4CB, 6.50%, 02/25/36		777	612,585
Series 2006-4, Class 1A1, 6.00%, 04/25/36		1,573	1,460,404
Series 2006-4, Class 3A1, 7.00%, 05/25/36(c)		709	617,217
Series 2006-4, Class 3A5, 6.85%, 05/25/36(c)		275	239,321
Series 2006-AR10, Class A2A, (1-mo. CME Term SOFR + 0.45%), 4.78%, 12/25/36(b)		625	505,771
Series 2007-HY3, Class 4A1, 5.16%, 03/25/37(b)		25	23,073
Series 2007-OA1, Class 2A, (12-mo. Federal Reserve Cumulative Average US + 0.72%), 5.36%, 12/25/46(b)		229	183,755
Series 2007-OA3, Class 5A, (12-mo. Federal Reserve Cumulative Average US + 1.25%), 5.89%, 04/25/47(b)		847	727,519
Series 2007-OA5, Class 1A, (12-mo. Federal Reserve Cumulative Average US + 0.75%), 5.39%, 06/25/47(b)		2,150	1,780,471
Series 2007-OA5, Class 2A, (12-mo. Federal Reserve Cumulative Average US + 0.80%), 5.43%, 06/25/47(b)		923	764,954
Series 2007-OC2, Class A3, (1-mo. CME Term SOFR + 0.73%), 5.06%, 06/25/37(b)		850	778,215
Western Alliance Bank
Series 2021-CL2, Class M1, (SOFR (30-day) + 3.15%), 7.49%, 07/25/59(a)(b)		5,886	6,107,792
Series 2021-CL2, Class M2, (SOFR (30-day) + 3.70%), 8.04%, 07/25/59(a)(b)		7,748	8,054,356

Security	Par (000)		Value

Collateralized Mortgage Obligations (continued)
Winchester PLC
Series 1, Class C, (1-day SONIA + 1.55%), 6.09%, 10/21/56(b)(e)	GBP	425	$549,610
Series 1, Class D, (1-day SONIA + 2.00%), 6.54%, 10/21/56(b)(e)		393	510,026

			1,120,427,150

Commercial Mortgage-Backed Securities — 5.9%
1211 Avenue of the Americas Trust
Series 2015-1211, Class C, 4.14%, 08/10/35(a)(b)	USD	600	564,000
Series 2015-1211, Class D, 4.14%, 08/10/35(a)(b)		4,972	4,673,680
Series 2015-1211, Class E, 4.14%, 08/10/35(a)(b)		1,110	1,026,750
245 Park Avenue Trust
Series 2017-245P, Class D, 3.66%, 06/05/37(a)(b)		480	447,547
Series 2017-245P, Class E, 3.66%, 06/05/37(a)(b)		2,463	2,273,394
280 Park Avenue Mortgage Trust
Series 2017-280P, Class B, (1-mo. CME Term SOFR + 1.38%), 5.70%, 09/15/34(a)(b)		997	969,583
Series 2017-280P, Class D, (1-mo. CME Term SOFR + 1.84%), 6.16%, 09/15/34(a)(b)		2,920	2,817,800
Series 2017-280P, Class E, (1-mo. CME Term SOFR + 2.42%), 6.74%, 09/15/34(a)(b)		7,007	6,746,881
3650R Commercial Mortgage Trust, Series 2022- PF2, Class A5, 5.29%, 11/15/55(b)		1,000	1,018,336
ACREC LLC, Series 2023-FL2, Class A, (1-mo CME Term SOFR + 2.23%), 6.55%, 02/19/38(a)(b)		3,901	3,910,333
Alen Mortgage Trust
Series 2021-ACEN, Class A, (1-mo. CME Term SOFR + 1.26%), 5.58%, 04/15/34(a)(b)		1,144	1,081,080
Series 2021-ACEN, Class D, (1-mo. CME Term SOFR + 3.21%), 7.53%, 04/15/34(a)(b)		835	554,023
Arbor Multifamily Mortgage Securities Trust
Series 2020-MF1, Class E, 1.75%, 05/15/53(a)		636	488,253
Series 2021-MF3, Class A5, 2.58%, 10/15/54(a)		679	591,401
ARES Commercial Mortgage Trust
Series 2024-IND, Class A, (1-mo. CME Term SOFR + 1.69%), 6.01%, 07/15/41(a)(b)		8,860	8,837,850
Series 2024-IND2, Class A, (1-mo. CME Term SOFR + 1.44%), 5.76%, 10/15/34(a)(b)		12,870	12,837,825
Ashford Hospitality Trust, Series 2018-ASHF, Class D, (1-mo. CME Term SOFR + 2.27%), 6.59%, 04/15/35(a)(b)		1,525	1,509,750
Atrium Hotel Portfolio Trust
Series 2017-ATRM, Class D, (1-mo. CME Term SOFR + 2.25%), 6.57%, 12/15/36(a)(b)		3,269	3,094,108
Series 2024-ATRM, Class A, 5.05%, 11/10/29(a)(b)		7,110	7,103,077
Series 2024-ATRM, Class E, 8.60%, 11/10/29(a)(b)		1,597	1,657,314
BAHA Trust
Series 2024-MAR, Class A, 5.57%, 12/10/41(a)(b)		27,690	28,081,393
Series 2024-MAR, Class B, 6.39%, 12/10/41(a)(b)		1,001	1,036,882
Series 2024-MAR, Class C, 7.02%, 12/10/41(a)(b)		2,452	2,533,390

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	47

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2025	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Commercial Mortgage-Backed Securities (continued)
Banc of America Merrill Lynch Commercial Mortgage Securities Trust
Series 2024-BHP, Class A, (1-mo. CME Term SOFR + 2.35%), 6.67%, 08/15/39(a)(b)	USD	5,800	$5,807,508
Series 2025-ASHF, Class A, (1-mo. CME Term SOFR + 1.85%), 6.17%, 02/15/42(a)(b)		10,950	10,909,462
Series 2025-ASHF, Class E, (1-mo. CME Term SOFR + 5.25%), 9.57%, 02/15/42(a)(b)		4,465	4,452,699
BANK5
Series 2024-5YR10, Class A3, 5.30%, 10/15/57		1,755	1,783,287
Series 2024-5YR11, Class A3, 5.89%, 11/15/57		2,492	2,593,473
Series 2024-5YR6, Class A3, 6.23%, 05/15/57		4,200	4,398,353
Bayview Commercial Asset Trust
Series 2005-3A, Class A1, (1-mo. CME Term SOFR + 0.59%), 4.92%, 11/25/35(a)(b)		1,183	1,140,174
Series 2005-4A, Class A1, (1-mo. CME Term SOFR + 0.56%), 4.89%, 01/25/36(a)(b)		2,394	2,293,331
Series 2005-4A, Class A2, (1-mo. CME Term SOFR + 0.70%), 5.02%, 01/25/36(a)(b)		36	34,684
Series 2005-4A, Class M1, (1-mo. CME Term SOFR + 0.79%), 5.11%, 01/25/36(a)(b)		96	92,424
Series 2006-1A, Class A2, (1-mo. CME Term SOFR + 0.65%), 4.98%, 04/25/36(a)(b)		125	117,480
Series 2006-2A, Class A2, (1-mo. CME Term SOFR + 0.53%), 4.86%, 07/25/36(a)(b)		424	408,910
Series 2006-3A, Class A1, (1-mo. CME Term SOFR + 0.49%), 4.81%, 10/25/36(a)(b)		162	156,328
Series 2006-3A, Class A2, (1-mo. CME Term SOFR + 0.56%), 4.89%, 10/25/36(a)(b)		113	109,210
Series 2006-4A, Class A1, (1-mo. CME Term SOFR + 0.46%), 4.78%, 12/25/36(a)(b)		732	705,514
Series 2007-1, Class A2, (1-mo. CME Term SOFR + 0.52%), 4.84%, 03/25/37(a)(b)		583	551,559
Series 2007-5A, Class A4, (1-mo. CME Term SOFR + 2.36%), 6.69%, 10/25/37(a)(b)		2,906	1,655,699
Series 2007-6A, Class A4A, (1-mo. CME Term SOFR + 1.61%), 5.94%, 12/25/37(a)(b)		1,446	1,269,542
Series 2008-2, Class A4A, (1-mo. CME Term SOFR + 2.61%), 6.94%, 04/25/38(a)(b)		975	972,600
BBCMS Mortgage Trust
Series 2018-CHRS, Class E, 4.27%, 08/05/38(a)(b)		640	527,445
Series 2018-TALL, Class A, (1-mo. CME Term SOFR + 0.92%), 5.24%, 03/15/37(a)(b)		3,309	3,135,584
Series 2018-TALL, Class B, (1-mo. CME Term SOFR + 1.17%), 5.49%, 03/15/37(a)(b)		1,166	1,067,188
Series 2023-5C23, Class D, 7.46%, 12/15/56(a)(b)		553	560,022
BBCMS Trust, Series 2015-SRCH, Class A1, 3.31%, 08/10/35(a)		1,054	1,027,429
BDS Ltd., Series 2022-FL12, Class A, (1-mo CME Term SOFR + 2.14%), 6.45%, 08/19/38(a)(b)		2,007	2,004,882
BFLD Trust
Series 2020-EYP, Class E, (1-mo. CME Term SOFR + 3.81%), 8.13%, 10/15/35(a)(b)		3,978	59,312
Series 2024-UNIV, Class A, (1-mo. CME Term SOFR + 1.49%), 5.81%, 11/15/41(a)(b)		3,690	3,685,387
Series 2024-UNIV, Class E, (1-mo. CME Term SOFR + 3.64%), 7.96%, 11/15/41(a)(b)		2,290	2,291,601

Security	Par (000)		Value

Commercial Mortgage-Backed Securities (continued)
BFLD Trust
Series 2024-VICT, Class A, (1-mo. CME Term SOFR + 1.89%), 6.21%, 07/15/41(a)(b)	USD	4,170	$4,170,000
BHMS, Series 2018-ATLS, Class A, (1-mo. CME Term SOFR + 1.55%), 5.87%, 07/15/35(a)(b)		3,695	3,692,430
BLP Commercial Mortgage Trust
Series 2023-IND, Class A, (1-mo. CME Term SOFR + 1.69%), 6.01%, 03/15/40(a)(b)		3,610	3,588,602
Series 2024-IND2, Class A, (1-mo. CME Term SOFR + 1.34%), 5.66%, 03/15/41(a)(b)		1,274	1,271,886
BMP, Series 2024-MF23, Class E, (1-mo. CME Term SOFR + 3.39%), 7.71%, 06/15/41(a)(b)		2,636	2,603,037
BOCA Commercial Mortgage Trust, Series 2024- BOCA, Class A, (1-mo. CME Term SOFR + 1.92%), 6.24%, 08/15/41(a)(b)		1,392	1,398,052
BPR Commercial Mortgage Trust, Series 2024- PARK, Class B, 5.41%, 11/05/39(a)(b)		1,500	1,517,632
BPR Trust
Series 2022-SSP, Class A, (1-mo. CME Term SOFR + 3.00%), 7.32%, 05/15/39(a)(b)		1,270	1,271,583
Series 2023-STON, Class A, 7.50%, 12/05/39(a)		1,145	1,194,380
Series 2024-PARK, Class A, 4.87%, 11/05/39(a)(b)		1,880	1,883,558
Series 2024-PARK, Class D, 6.53%, 11/05/39(a)(b)		320	329,252
Series 2024-PMDW, Class A, 5.36%, 11/05/41(a)(b)		620	624,205
BWAY Mortgage Trust
Series 2013-1515, Class A2, 3.45%, 03/10/33(a)		1,962	1,854,409
Series 2013-1515, Class D, 3.63%, 03/10/33(a)		1,400	1,260,929
Series 2013-1515, Class E, 3.72%, 03/10/33(a)		250	221,056
Series 2013-1515, Class F, 3.93%, 03/10/33(a)(b)		250	219,688
BX Commercial Mortgage Trust
Series 2020-VIV2, Class C, 3.54%, 03/09/44(a)(b)		2,550	2,308,181
Series 2020-VIV3, Class B, 3.54%, 03/09/44(a)(b)		3,862	3,557,512
Series 2020-VIV4, Class A, 2.84%, 03/09/44(a)		4,397	3,976,082
Series 2021-NWM, Class A, (1-mo. CME Term SOFR + 1.02%), 5.34%, 02/15/33(a)(b)		14,245	14,129,195
Series 2021-NWM, Class B, (1-mo. CME Term SOFR + 2.26%), 6.58%, 02/15/33(a)(b)		8,727	8,678,365
Series 2021-NWM, Class C, (1-mo. CME Term SOFR + 4.36%), 8.68%, 02/15/33(a)(b)		5,842	5,838,370
Series 2021-SOAR, Class G, (1-mo. CME Term SOFR + 2.91%), 7.23%, 06/15/38(a)(b)		3,573	3,501,335
Series 2022-CSMO, Class B, (1-mo. CME Term SOFR + 3.14%), 7.46%, 06/15/27(a)(b)		3,905	3,908,661
Series 2023-VLT3, Class A, (1-mo. CME Term SOFR + 1.94%), 6.26%, 11/15/28(a)(b)		1,720	1,722,131
Series 2023-XL3, Class A, (1-mo. CME Term SOFR + 1.76%), 6.08%, 12/09/40(a)(b)		4,114	4,114,187
Series 2023-XL3, Class D, (1-mo. CME Term SOFR + 3.59%), 7.91%, 12/09/40(a)(b)		5,463	5,456,318
Series 2024-AIR2, Class A, (1-mo. CME Term SOFR + 1.49%), 5.81%, 10/15/41(a)(b)		6,160	6,160,000
Series 2024-AIRC, Class A, (1-mo. CME Term SOFR + 1.69%), 6.01%, 08/15/39(a)(b)		11,669	11,669,000

48	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2025	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Commercial Mortgage-Backed Securities (continued)
BX Commercial Mortgage Trust
Series 2024-AIRC, Class B, (1-mo. CME Term SOFR + 2.14%), 6.46%, 08/15/39(a)(b)	USD	100	$99,938
Series 2024-BRBK, Class A, (1-mo. CME Term SOFR + 2.88%), 7.20%, 10/15/41(a)(b)		8,630	8,640,779
Series 2024-BRBK, Class B, (1-mo. CME Term SOFR + 3.93%), 8.24%, 10/15/41(a)(b)		2,104	2,106,627
Series 2024-BRBK, Class D, (1-mo. CME Term SOFR + 5.97%), 10.29%, 10/15/41(a)(b)		469	469,585
Series 2024-GPA3, Class B, (1-mo. CME Term SOFR + 1.64%), 5.96%, 12/15/39(a)(b)		1,640	1,635,962
Series 2024-KING, Class A, (1-mo. CME Term SOFR + 1.54%), 5.86%, 05/15/34(a)(b)		4,333	4,322,125
Series 2024-MDHS, Class A, (1-mo. CME Term SOFR + 1.64%), 5.96%, 05/15/41(a)(b)		13,769	13,760,074
Series 2024-MF, Class A, (1-mo. CME Term SOFR + 1.44%), 5.76%, 02/15/39(a)(b)		1,077	1,076,379
Series 2024-MF, Class E, (1-mo. CME Term SOFR + 3.74%), 8.06%, 02/15/39(a)(b)		3,385	3,381,264
Series 2024-PURE, Class A, (CORRA + 1.90%), 4.81%, 11/15/41(a)(b)	CAD	1,343	919,381
Series 2024-XL4, Class A, (1-mo. CME Term SOFR + 1.44%), 5.76%, 02/15/39(a)(b)	USD	2,838	2,840,047
Series 2024-XL4, Class D, (1-mo. CME Term SOFR + 3.14%), 7.46%, 02/15/39(a)(b)		8,651	8,629,257
Series 2024-XL4, Class E, (1-mo. CME Term SOFR + 4.19%), 8.51%, 02/15/39(a)(b)		5,152	5,049,764
Series 2024-XL5, Class A, (1-mo. CME Term SOFR + 1.39%), 5.71%, 03/15/41(a)(b)		201	200,913
BX Trust
Series 2019-OC11, Class A, 3.20%, 12/09/41(a)		293	270,535
Series 2019-OC11, Class D, 3.94%, 12/09/41(a)(b)		8,267	7,579,357
Series 2021-ARIA, Class A, (1-mo. CME Term SOFR + 1.01%), 5.33%, 10/15/36(a)(b)		402	400,995
Series 2021-LBA, Class AJV, (1-mo. CME Term SOFR + 0.91%), 5.23%, 02/15/36(a)(b)		4,964	4,957,999
Series 2021-LBA, Class AV, (1-mo. CME Term SOFR + 0.91%), 5.23%, 02/15/36(a)(b)		964	959,830
Series 2021-LBA, Class FJV, (1-mo. CME Term SOFR + 2.51%), 6.83%, 02/15/36(a)(b)		6,390	6,230,250
Series 2021-LBA, Class FV, (1-mo. CME Term SOFR + 2.51%), 6.83%, 02/15/36(a)(b)		4,055	3,953,891
Series 2021-LBA, Class GJV, (1-mo. CME Term SOFR + 3.11%), 7.43%, 02/15/36(a)(b)		1,244	1,213,157
Series 2021-LBA, Class GV, (1-mo. CME Term SOFR + 3.11%), 7.43%, 02/15/36(a)(b)		4,206	4,101,159
Series 2021-MFM1, Class E, (1-mo. CME Term SOFR + 2.36%), 6.68%, 01/15/34(a)(b)		1,155	1,144,276
Series 2021-MFM1, Class F, (1-mo. CME Term SOFR + 3.11%), 7.43%, 01/15/34(a)(b)		1,785	1,766,126
Series 2021-VIEW, Class F, (1-mo. CME Term SOFR + 4.04%), 8.36%, 06/15/36(a)(b)		1,482	1,403,014
Series 2022-LBA6, Class A, (1-mo. CME Term SOFR + 1.00%), 5.32%, 01/15/39(a)(b)		5,143	5,130,142
Series 2022-LBA6, Class D, (1-mo. CME Term SOFR + 2.00%), 6.32%, 01/15/39(a)(b)		2,890	2,880,969
Series 2022-VAMF, Class A, (1-mo. CME Term SOFR + 0.85%), 5.17%, 01/15/39(a)(b)		1,547	1,538,298
Series 2022-VAMF, Class B, (1-mo. CME Term SOFR + 1.28%), 5.60%, 01/15/39(a)(b)		673	667,532

Security	Par (000)		Value

Commercial Mortgage-Backed Securities (continued)
BX Trust
Series 2023-DELC, Class A, (1-mo. CME Term SOFR + 2.69%), 7.01%, 05/15/38(a)(b)	USD	8,160	$8,165,100
Series 2023-DELC, Class D, (1-mo. CME Term SOFR + 4.39%), 8.71%, 05/15/38(a)(b)		461	461,000
Series 2024-CNYN, Class A, (1-mo. CME Term SOFR + 1.44%), 5.76%, 04/15/41(a)(b)		4,934	4,943,711
Series 2024-CNYN, Class D, (1-mo. CME Term SOFR + 2.69%), 7.01%, 04/15/41(a)(b)		5,416	5,402,189
Series 2024-CNYN, Class E, (1-mo. CME Term SOFR + 3.69%), 8.01%, 04/15/41(a)(b)		3,097	3,067,632
Series 2024-PALM, Class A, (1-mo. CME Term SOFR + 1.54%), 5.86%, 06/15/37(a)(b)		13,906	13,853,718
Series 2024-PAT, Class A, (1-mo. CME Term SOFR + 2.09%), 6.41%, 03/15/41(a)(b)		3,750	3,745,314
Series 2024-PAT, Class C, (1-mo. CME Term SOFR + 4.44%), 8.76%, 03/15/41(a)(b)		8,022	7,998,483
Series 2024-PAT, Class D, (1-mo. CME Term SOFR + 5.39%), 9.71%, 03/15/41(a)(b)		3,845	3,821,648
Series 2024-VLT4, Class A, (1-mo. CME Term SOFR + 1.49%), 5.81%, 07/15/29(a)(b)		18,354	18,261,944
Series 2024-VLT4, Class E, (1-mo. CME Term SOFR + 2.89%), 7.21%, 07/15/29(a)(b)		3,100	3,053,483
Series 2024-VLT4, Class F, (1-mo. CME Term SOFR + 3.94%), 8.26%, 07/15/29(a)(b)		7,980	7,840,295
Series 2025-ROIC, Class E, (1-mo. CME Term SOFR + 2.94%), 7.26%, 03/15/30(a)(b)		10,755	10,687,912
Series 2025-VLT6, Class A, (1-mo. CME Term SOFR + 1.44%), 5.76%, 03/15/42(a)(b)		5,337	5,310,315
BXP Trust
Series 2017-CC, Class D, 3.55%, 08/13/37(a)(b)		750	669,908
Series 2017-CC, Class E, 3.55%, 08/13/37(a)(b)		1,450	1,228,334
Series 2017-GM, Class D, 3.43%, 06/13/39(a)(b)		590	557,244
Series 2017-GM, Class E, 3.43%, 06/13/39(a)(b)		1,240	1,153,237
Series 2021-601L, Class D, 2.78%, 01/15/44(a)(b)		2,010	1,539,353
CALI Mortgage Trust, Series 2024-SUN, Class A, (1-mo. CME Term SOFR + 1.89%), 6.21%, 07/15/41(a)(b)		4,289	4,289,000
CAMB Commercial Mortgage Trust, Series 2019- LIFE, Class D, (1-mo. CME Term SOFR + 2.05%), 6.37%, 12/15/37(a)(b)		3,619	3,611,715
Cassia SRL, Series 2022-1A, Class A, (3-mo EURIBOR + 2.50%), 5.03%, 05/22/34(a)(b)	EUR	7,803	8,437,335
CD Mortgage Trust
Series 2017-CD3, Class A4, 3.63%, 02/10/50	USD	850	810,779
Series 2017-CD5, Class B, 3.96%, 08/15/50(b)		2,091	1,979,157
Series 2017-CD6, Class B, 3.91%, 11/13/50(b)		597	557,814
CENT Trust, Series 2023-CITY, Class A, (1-mo CME Term SOFR + 2.62%), 6.94%, 09/15/38(a)(b)		9,482	9,499,542
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A3, 3.87%, 01/10/48		410	406,590
CFK Trust, Series 2019-FAX, Class D, 4.64%, 01/15/39(a)(b)		2,643	2,438,500
CFSP Mortgage Trust, Series 2024-AHP1, Class A, 6.50%, 04/15/37		8,574	8,259,915

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	49

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2025	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Commercial Mortgage-Backed Securities (continued)
Citigroup Commercial Mortgage Trust
Series 2015-P1, Class D, 3.23%, 09/15/48(a)	USD	1,007	$923,105
Series 2020-420K, Class E, 3.31%, 11/10/42(a)(b)		1,540	1,282,914
COAST Commercial Mortgage Trust
Series 2023-2HTL, Class A, (1-mo. CME Term SOFR + 2.59%), 6.91%, 08/15/36(a)(b)		2,681	2,675,593
Series 2023-2HTL, Class D, (1-mo. CME Term SOFR + 4.44%), 8.76%, 08/15/36(a)(b)		4,620	4,584,823
Commercial Mortgage Trust
Series 2015-LC19, Class B, 3.83%, 02/10/48(b)		512	501,955
Series 2016-667M, Class D, 3.18%, 10/10/36(a)(b)		630	442,504
Series 2024-CBM, Class A2, 5.87%, 12/10/41(a)(b)		830	846,990
Series 2024-WCL1, Class A, (1-mo. CME Term SOFR + 1.84%), 6.16%, 06/15/41(a)(b)		8,360	8,333,801
Series 2024-WCL1, Class B, (1-mo. CME Term SOFR + 2.59%), 6.91%, 06/15/41(a)(b)		2,829	2,788,318
Series 2024-WCL1, Class E, (1-mo. CME Term SOFR + 4.49%), 8.81%, 06/15/41(a)(b)		3,312	3,312,745
CONE Trust
Series 2024-DFW1, Class A, (1-mo. CME Term SOFR + 1.64%), 5.96%, 08/15/41(a)(b)		3,280	3,255,393
Series 2024-DFW1, Class E, (1-mo. CME Term SOFR + 3.89%), 8.21%, 08/15/41(a)(b)		3,244	3,230,232
Credit Suisse Mortgage Trust
Series 2017-CALI, Class C, 3.78%, 11/10/32(a)(b)		1,729	574,892
Series 2017-PFHP, Class A, (1-mo. CME Term SOFR + 1.00%), 5.32%, 12/15/30(a)(b)		900	893,924
Series 2017-TIME, Class A, 3.65%, 11/13/39(a)		850	758,393
Series 2020-FACT, Class E, (1-mo. CME Term SOFR + 5.48%), 9.80%, 10/15/37(a)(b)		2,484	2,279,350
Series 2020-NET, Class D, 3.72%, 08/15/37(a)(b)		710	692,402
Series 2021-BHAR, Class A, (1-mo. CME Term SOFR + 1.26%), 5.58%, 11/15/38(a)(b)		641	638,561
Series 2021-BHAR, Class B, (1-mo. CME Term SOFR + 1.61%), 5.93%, 11/15/38(a)(b)		1,150	1,143,393
Series 2022-LION, Class A, (1-mo. CME Term SOFR + 3.44%), 7.76%, 02/15/27(a)(b)(f)		10,100	9,968,818
CRSO Trust, Series 2023-BRND, 7.12%, 07/10/40(a)		2,271	2,376,707
CSAIL Commercial Mortgage Trust
Series 2016-C5, Class B, 4.46%, 11/15/48(b)		2,410	2,372,251
Series 2018-CX12, Class C, 4.72%, 08/15/51(b)		570	524,644
CSTL Commercial Mortgage Trust, Series 2024- GATE, Class A, 4.76%, 11/10/41(a)(b)		8,300	8,144,365
DBGS Mortgage Trust
Series 2018-5BP, Class B, (1-mo. CME Term SOFR + 1.08%), 5.40%, 06/15/33(a)(b)		2,890	2,640,025
Series 2024-SBL, Class A, (1-mo. CME Term SOFR + 1.88%), 6.20%, 08/15/34(a)(b)		5,582	5,585,489
DBSG Mortgage Trust, Series 2024-ALTA, Class A, 5.95%, 06/10/37(a)(b)		2,584	2,621,869
DBWF Mortgage Trust, Series 2024-LCRS, Class A, (1-mo. CME Term SOFR + 1.74%), 6.06%, 04/15/37(a)(b)		705	703,457

Security	Par (000)		Value

Commercial Mortgage-Backed Securities (continued)
DC Trust
Series 2024-HLTN, Class A, 5.73%, 04/13/40(a)(b)	USD	830	$840,929
Series 2024-HLTN, Class F, 10.31%, 04/13/40(a)(b)		2,180	2,244,313
Deutsche Bank JPMorgan Mortgage Trust,
Series 2016-C1, Class A4, 3.28%, 05/10/49		1,430	1,402,082
DK Trust
Series 2024-SPBX, Class A, (1-mo. CME Term SOFR + 1.50%), 5.82%, 03/15/34(a)(b)		4,850	4,846,968
Series 2024-SPBX, Class E, (1-mo. CME Term SOFR + 4.00%), 8.32%, 03/15/34(a)(b)		13,906	13,925,008
ELM Trust
Series 2024-ELM, Class A10, 5.41%, 06/10/39(a)(b)		4,860	4,922,311
Series 2024-ELM, Class A15, 5.41%, 06/10/39(a)(b)		4,860	4,922,311
Series 2024-ELM, Class E10, 7.27%, 06/10/39(a)(b)		6,375	6,434,214
ELP Commercial Mortgage Trust, Series 2021-ELP, Class G, (1-mo. CME Term SOFR + 3.23%), 7.55%, 11/15/38(a)(b)		2,485	2,472,177
EQT Trust, Series 2024-EXTR, Class A, 5.33%, 07/05/41(a)(b)		1,697	1,706,060
Extended Stay America Trust
Series 2021-ESH, Class D, (1-mo. CME Term SOFR + 2.36%), 6.68%, 07/15/38(a)(b)		1,797	1,795,015
Series 2021-ESH, Class E, (1-mo. CME Term SOFR + 2.96%), 7.28%, 07/15/38(a)(b)		5,356	5,346,231
Series 2021-ESH, Class F, (1-mo. CME Term SOFR + 3.81%), 8.13%, 07/15/38(a)(b)		14,887	14,878,104
Fashion Show Mall LLC, Series 2024-SHOW, Class A, 4.76%, 10/10/41(a)(b)		1,535	1,535,619
Fontainebleau Miami Beach Mortgage Trust
Series 2024-FBLU, Class F, (1-mo. CME Term SOFR + 4.25%), 8.57%, 12/15/39(a)(b)		422	422,000
Series 2024-FBLU, Class G, (1-mo. CME Term SOFR + 5.65%), 9.97%, 12/15/39(a)(b)		3,580	3,578,412
FREMF Mortgage Trust
Series 2017-KGX1, Class BFX, 3.60%, 10/25/27(a)(b)		1,190	1,107,889
Series 2018-K74, Class B, 4.09%, 02/25/51(a)(b)		120	117,358
Series 2018-K80, Class B, 4.24%, 08/25/50(a)(b)		1,043	1,014,180
Grace Trust, Series 2020-GRCE, Class E, 2.68%, 12/10/40(a)(b)		1,489	1,219,981
Great Wolf Trust, Series 2024-WOLF, Class A, (1-mo. CME Term SOFR + 1.54%), 5.86%, 03/15/39(a)(b)		2,970	2,971,861
GS Mortgage Securities Trust
Series 2015-590M, Class E, 3.81%, 10/10/35(a)(b)		1,100	997,889
Series 2015-GC32, Class C, 4.45%, 07/10/48(b)		1,049	1,017,231
Series 2017-GPTX, Class A, 2.86%, 05/10/34(a)		1,943	1,683,051
Series 2019-GSA1, Class C, 3.80%, 11/10/52(b)		260	233,367
Series 2021-DM, Class A, (1-mo. CME Term SOFR + 1.00%), 5.32%, 11/15/36(a)(b)		3,134	3,103,580

50	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2025	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Commercial Mortgage-Backed Securities (continued)
GS Mortgage Securities Trust
Series 2022-ECI, Class A, (1-mo. CME Term SOFR + 2.19%), 6.51%, 08/15/39(a)(b)	USD	5,160	$5,160,000
Series 2023-FUN, Class A, (1-mo. CME Term SOFR + 2.09%), 6.41%, 03/15/28(a)(b)		5,374	5,374,000
Series 2023-SHIP, Class E, 7.43%, 09/10/38(a)(b)		18,141	18,332,017
Series 2024-RVR, Class E, 6.97%, 08/10/41(a)(b)		1,802	1,793,183
Series 2025-800D, Class A, 6.97%, 11/18/29(a)		8,757	8,757,000
Series 2025-800D, Class C, 9.02%, 11/18/29(a)		5,849	5,849,000
GWT, Series 2024-WLF2, Class A, (1-mo. CME Term SOFR + 1.69%), 6.01%, 05/15/41(a)(b)		18,775	18,769,133
HIG RCP LLC, Series 2023-FL1, Class A, (1-mo CME Term SOFR + 2.27%), 6.59%, 09/19/38(a)(b)		344	344,335
HIH Trust
Series 2024-61P, Class A, (1-mo. CME Term SOFR + 1.84%), 6.16%, 10/15/41(a)(b)		3,330	3,344,578
Series 2024-61P, Class D, (1-mo. CME Term SOFR + 3.64%), 7.96%, 10/15/41(a)(b)		1,260	1,262,758
HILT Commercial Mortgage Trust
Series 2024-ORL, Class A, (1-mo. CME Term SOFR + 1.54%), 5.86%, 05/15/37(a)(b)		5,375	5,371,640
Series 2024-ORL, Class D, (1-mo. CME Term SOFR + 3.19%), 7.51%, 05/15/37(a)(b)		6,057	6,026,715
HIT Trust, Series 2022-HI32, Class A, (1-mo CME Term SOFR + 2.39%), 6.71%, 07/15/39(a)(b)		1,088	1,089,137
HLTN Commercial Mortgage Trust, Series 2024- DPLO, Class A, (1-mo. CME Term SOFR + 1.64%), 5.96%, 06/15/41(a)(b)		3,176	3,176,000
HMH Trust, Series 2017-NSS, Class A, 3.06%, 07/05/31(a)		2,060	1,614,974
HONO Mortgage Trust, Series 2021-LULU, Class A, (1-mo. CME Term SOFR + 1.26%), 5.58%, 10/15/36(a)(b)		7,608	7,474,860
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.46%, 02/05/45(a)(b)		425	430,489
HTL Commercial Mortgage Trust
Series 2024-T53, Class A, 5.88%, 05/10/39(a)(b)		1,790	1,802,212
Series 2024-T53, Class E, 10.26%, 05/10/39(a)(b)		4,965	5,132,801
Hudson Yards Mortgage Trust
Series 2019-30HY, Class A, 3.23%, 07/10/39(a)		195	180,307
Series 2019-55HY, Class F, 2.94%, 12/10/41(a)(b)		2,975	2,491,678
Series 2025-SPRL, Class A, 5.47%, 01/13/40(a)(b)		838	852,560
ILPT Commercial Mortgage Trust, Series 2022- LPF2, Class A, (1-mo. CME Term SOFR + 2.25%), 6.56%, 10/15/39(a)(b)		8,682	8,688,747
Independence Plaza Trust
Series 2018-INDP, Class B, 3.91%, 07/10/35(a)		700	689,491
Series 2018-INDP, Class C, 4.16%, 07/10/35(a)		800	785,990
INV Mortgage Trust, Series 2024-IND, Class A, (1-mo. CME Term SOFR + 1.74%), 6.06%, 11/15/41(a)(b)		4,830	4,817,925

Security	Par (000)		Value

Commercial Mortgage-Backed Securities (continued)
JPMBB Commercial Mortgage Securities Trust, Series 2015-C33, Class D1, 4.13%, 12/15/48(a)(b)	USD	785	$713,993
JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class AS, 4.42%, 06/15/51		198	192,491
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2016-NINE, Class B, 2.85%, 09/06/38(a)(b)		3,688	3,551,323
Series 2018-AON, Class A, 4.13%, 07/05/31(a)		1,819	1,687,123
Series 2018-PHH, Class A, (1-mo. CME Term SOFR + 1.26%), 5.58%, 06/15/35(a)(b)		959	838,972
Series 2019-COR5, Class A3, 3.12%, 06/13/52		1,700	1,600,831
Series 2019-MFP, Class E, (1-mo. CME Term SOFR + 2.21%), 6.53%, 07/15/36(a)(b)		2,460	2,359,894
Series 2020-609M, Class D, (1-mo. CME Term SOFR + 3.13%), 7.45%, 10/15/33(a)(b)		1,850	1,833,199
Series 2021-MHC, Class A, (1-mo. CME Term SOFR + 1.16%), 5.48%, 04/15/38(a)(b)		1,062	1,060,073
Series 2021-MHC, Class E, (1-mo. CME Term SOFR + 2.81%), 7.13%, 04/15/38(a)(b)		9,318	9,288,881
Series 2021-MHC, Class F, (1-mo. CME Term SOFR + 3.31%), 7.63%, 04/15/38(a)(b)		2,750	2,739,687
Series 2022-NLP, Class F, (1-mo. CME Term SOFR + 3.54%), 7.86%, 04/15/37(a)(b)		4,888	4,576,005
Series 2022-OPO, Class D, 3.45%, 01/05/39(a)(b)		3,034	2,550,926
Series 2024-IGLG, Class A, 5.17%, 11/09/39(a)(b)		8,100	8,135,313
Series 2024-IGLG, Class D, 6.48%, 11/09/39(a)(b)		2,260	2,256,706
Series 2024-IGLG, Class E, 7.25%, 11/09/39(a)(b)		6,887	6,875,045
Series 2024-IGLG, Class F, 8.22%, 11/09/39(a)(b)		5,900	5,902,991
Series 2024-OMNI, Class A, 5.80%, 10/05/39(a)(b)		2,310	2,343,494
Series 2025-BHR5, Class A, (1-mo. CME Term SOFR + 1.69%), 5.99%, 03/15/40(a)(b)		10,634	10,554,245
JW Commercial Mortgage Trust
Series 2024-MRCO, Class A, (1-mo. CME Term SOFR + 1.62%), 5.94%, 06/15/39(a)(b)		3,715	3,712,677
Series 2024-MRCO, Class D, (1-mo. CME Term SOFR + 3.19%), 7.51%, 06/15/39(a)(b)		2,148	2,154,300
KSL Commercial Mortgage Trust, Series 2024- HT2, Class A, (1-mo. CME Term SOFR + 1.54%), 5.86%, 12/15/39(a)(b)		8,083	8,072,887
Last Mile Logistics Pan Euro Finance DAC, Series 1X, Class E, (3-mo. EURIBOR + 2.70%), 5.26%, 08/17/33(b)(e)	EUR	2,618	2,799,757
LBA Trust
Series 2024-7IND, Class A, (1-mo. CME Term SOFR + 1.44%), 5.76%, 10/15/41(a)(b)	USD	7,350	7,336,219
Series 2024-7IND, Class D, (1-mo. CME Term SOFR + 2.64%), 6.96%, 10/15/41(a)(b)		825	822,936
Series 2024-BOLT, Class A, (1-mo. CME Term SOFR + 1.59%), 5.91%, 06/15/39(a)(b)		12,850	12,817,875
Series 2024-BOLT, Class F, (1-mo. CME Term SOFR + 4.44%), 8.76%, 06/15/39(a)(b)		1,058	1,051,777

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	51

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2025	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Commercial Mortgage-Backed Securities (continued)
Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2006-2A, Class M3, (1-mo. CME Term SOFR + 0.56%), 4.89%, 09/25/36(a)(b)	USD	1,033	$981,162
LUX, Series 2023-LION, Class A, (1-mo. CME Term SOFR + 2.69%), 7.01%, 08/15/40(a)(b)		2,294	2,315,592
MCR Mortgage Trust
Series 2024-HF1, Class A, (1-mo. CME Term SOFR + 1.79%), 6.11%, 12/15/41(a)(b)		3,106	3,113,771
Series 2024-HTL, Class A, (1-mo. CME Term SOFR + 1.76%), 6.08%, 02/15/37(a)(b)		276	276,439
Series 2024-HTL, Class E, (1-mo. CME Term SOFR + 4.65%), 8.97%, 02/15/37(a)(b)		2,415	2,435,431
Series 2024-TWA, Class A, 5.92%, 06/12/39(a)		3,570	3,610,425
Series 2024-TWA, Class E, 8.73%, 06/12/39(a)		3,008	3,058,111
MF1 LLC, Series 2024-FL14, Class A, (1-mo CME Term SOFR + 1.74%), 6.05%, 03/19/39(a)(b)		1,770	1,772,314
MFT Trust, Series 2020-ABC, Class C, 3.48%, 02/10/42(a)(b)		1,773	1,129,953
MHC Commercial Mortgage Trust
Series 2021-MHC, Class A, (1-mo. CME Term SOFR + 0.92%), 5.23%, 04/15/38(a)(b)		78	78,115
Series 2021-MHC, Class E, (1-mo. CME Term SOFR + 2.22%), 6.53%, 04/15/38(a)(b)		3,700	3,690,750
Series 2021-MHC, Class F, (1-mo. CME Term SOFR + 2.72%), 7.03%, 04/15/38(a)(b)		471	469,945
MHP, Series 2021-STOR, Class G, (1-mo. CME Term SOFR + 2.86%), 7.18%, 07/15/38(a)(b)		2,100	2,079,000
MIC Trust (The), Series 2023-MIC, Class A, 8.44%, 12/05/38(a)(b)		1,550	1,685,759
MIRA Trust, Series 2023-MILE, Class A, 6.76%, 06/10/38(a)		3,432	3,585,247
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class B, 4.54%, 10/15/48(b)		2,910	2,822,426
Morgan Stanley Capital I Trust
Series 2017-ASHF, Class F, (1-mo. CME Term SOFR + 4.65%), 8.97%, 11/15/34(a)(b)		1,413	1,347,050
Series 2017-ASHF, Class G, (1-mo. CME Term SOFR + 7.20%), 11.52%, 11/15/34(a)(b)		1,612	1,531,926
Series 2018-MP, Class E, 4.28%, 07/11/40(a)(b)		2,730	1,838,146
Series 2019-H6, Class D, 3.00%, 06/15/52(a)		630	490,727
Series 2024-NSTB, Class A, 3.90%, 09/24/57(a)(b)		3,172	3,064,511
MSDB Trust, Series 2017-712F, Class B, 3.45%, 07/11/39(a)(b)		1,650	1,458,240
MTN Commercial Mortgage Trust, Series 2022- LPFL, Class A, (1-mo. CME Term SOFR + 1.40%), 5.72%, 03/15/39(a)(b)		1,330	1,325,012
Natixis Commercial Mortgage Securities Trust
Series 2018-SOX, Class A, 4.40%, 06/17/38(a)		4,162	4,062,407
Series 2019-LVL, Class D, 4.44%, 08/15/38(a)		1,550	1,386,021
NJ Trust, Series 2023-GSP, Class A, 6.48%, 01/06/29(a)(b)		5,050	5,292,966
NY Commercial Mortgage Trust, Series 2025- 299P, Class B, 5.53%, 02/10/47(a)(b)		908	925,603
NYC Trust
Series 2024-3ELV, Class A, (1-mo. CME Term SOFR + 1.99%), 6.31%, 08/15/29(a)(b)		1,348	1,352,657
Series 2024-3ELV, Class D, (1-mo. CME Term SOFR + 3.84%), 8.16%, 08/15/29(a)(b)		2,195	2,193,177

Security	Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Olympic Tower Mortgage Trust, Series 2017-OT, Class E, 3.95%, 05/10/39(a)(b)	USD 2,910	$2,217,782
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 09/15/54(a)	1,888	1,685,628
One Market Plaza Trust, Series 2017-1MKT, Class D, 4.15%, 02/10/32(a)	1,754	1,523,272
One New York Plaza Trust
Series 2020-1NYP, Class A, (1-mo. CME Term SOFR + 1.06%), 5.38%, 01/15/36(a)(b)	1,815	1,738,847
Series 2020-1NYP, Class AJ, (1-mo. CME Term SOFR + 1.36%), 5.68%, 01/15/36(a)(b)	2,857	2,701,853
Series 2020-1NYP, Class B, (1-mo. CME Term SOFR + 1.61%), 5.93%, 01/15/36(a)(b)	2,345	2,182,482
Series 2020-1NYP, Class D, (1-mo. CME Term SOFR + 2.86%), 7.18%, 01/15/36(a)(b)	960	874,268
OPEN Trust, Series 2023-AIR, Class A, (1-mo CME Term SOFR + 3.09%), 7.41%, 11/15/40(a)(b)	2,420	2,427,260
ORL Trust, Series 2024-GLKS, Class A, (1-mo CME Term SOFR + 1.49%), 5.81%, 12/15/39(a)(b)	4,150	4,147,406
PFP Ltd., Series 2022-9, Class A, (1-mo. CME Term SOFR + 2.27%), 6.60%, 08/19/35(a)(b)	2,164	2,166,655
PGA Trust, Series 2024-RSR2, Class A, (1-mo CME Term SOFR + 1.89%), 6.21%, 06/15/39(a)(b)	2,559	2,552,600
PRM5 Trust, Series 2025-PRM5, Class D, 5.25%, 03/10/33(a)(b)	1,700	1,673,406
Ready Capital Mortgage Financing LLC
Series 2022-FL10, Class A, (1-mo. CME Term SOFR + 2.55%), 6.87%, 10/25/39(a)(b)	5,083	5,105,507
Series 2022-FL9, Class A, (1-mo. CME Term SOFR + 2.47%), 6.79%, 06/25/37(a)(b)	671	670,510
Series 2023-FL11, Class A, (1-mo. CME Term SOFR + 2.37%), 6.69%, 10/25/39(a)(b)	2,561	2,551,929
RIAL Issuer Ltd., Series 2022-FL8, Class A, (1-mo. CME Term SOFR + 2.25%), 6.57%, 01/19/37(a)(b)	9,295	9,239,717
ROCK Trust
Series 2024-CNTR, Class A, 5.39%, 11/13/41(a)	1,300	1,309,919
Series 2024-CNTR, Class E, 8.82%, 11/13/41(a)	3,897	4,107,153
SCG Commercial Mortgage Trust
Series 2025-DLFN, Class D, (1-mo. CME Term SOFR + 2.15%), 6.46%, 03/15/35(a)(b)	532	528,672
Series 2025-DLFN, Class E, (1-mo. CME Term SOFR + 2.95%), 7.26%, 03/15/35(a)(b)	4,046	4,042,575
SELF Commercial Mortgage Trust
Series 2024-STRG, Class A, (1-mo. CME Term SOFR + 1.54%), 5.86%, 11/15/34(a)(b)	3,300	3,303,039
Series 2024-STRG, Class E, (1-mo. CME Term SOFR + 4.19%), 8.51%, 11/15/34(a)(b)	3,381	3,368,857
Series 2024-STRG, Class F, (1-mo. CME Term SOFR + 5.19%), 9.51%, 11/15/34(a)(b)	2,890	2,879,676
SG Commercial Mortgage Securities Trust
Series 2019-PREZ, Class D, 3.48%, 09/15/39(a)(b)	2,200	1,885,412
Series 2019-PREZ, Class E, 3.48%, 09/15/39(a)(b)	1,792	1,492,110

52	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2025	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Commercial Mortgage-Backed Securities (continued)
SHER Trust, Series 2024-DAL, Class A, (1-mo CME Term SOFR + 1.64%), 5.96%, 04/15/37(a)(b)	USD	2,836	$2,829,795
SHR Trust
Series 2024-LXRY, Class A, (1-mo. CME Term SOFR + 1.95%), 6.27%, 10/15/41(a)(b)		9,897	9,896,996
Series 2024-LXRY, Class B, (1-mo. CME Term SOFR + 2.45%), 6.77%, 10/15/41(a)(b)		2,553	2,560,981
Series 2024-LXRY, Class D, (1-mo. CME Term SOFR + 3.60%), 7.92%, 10/15/41(a)(b)		3,784	3,783,998
Series 2024-LXRY, Class E, (1-mo. CME Term SOFR + 4.45%), 8.77%, 10/15/41(a)(b)		2,555	2,554,998
SLG Office Trust, Series 2021-OVA, Class A, 2.59%, 07/15/41(a)		573	492,193
SREIT Trust
Series 2021-MFP, Class F, (1-mo. CME Term SOFR + 2.74%), 7.06%, 11/15/38(a)(b)		4,756	4,684,470
Series 2021-MFP2, Class F, (1-mo. CME Term SOFR + 2.73%), 7.05%, 11/15/36(a)(b)		2,091	2,070,387
Taurus UK DAC
Series 2025-UK2X, Class B, (1-day SONIA + 2.00%), 6.46%, 02/18/35(b)(e)	GBP	1,909	2,466,856
Series 2025-UK2X, Class C, (1-day SONIA + 2.50%), 6.96%, 02/18/35(b)(e)		2,360	3,049,637
Series 2025-UK2X, Class D, (1-day SONIA + 3.20%), 7.66%, 02/18/35(b)(e)		5,078	6,561,842
TCO Commercial Mortgage Trust, Series 2024- DPM, Class D, (1-mo. CME Term SOFR + 2.74%), 7.06%, 12/15/39(a)(b)	USD	519	518,160
THPT Mortgage Trust, Series 2023-THL, Class A, 6.99%, 12/10/34(a)(b)		1,799	1,833,687
Thunder Logistics DAC
Series 2024-1X, Class B, (3-mo. EURIBOR + 2.05%), 4.61%, 11/17/36(b)(e)	EUR	514	557,361
Series 2024-1X, Class C, (3-mo. EURIBOR + 2.55%), 5.11%, 11/17/36(b)(e)		361	391,690
Series 2024-1X, Class D, (3-mo. EURIBOR + 3.30%), 5.86%, 11/17/36(b)(e)		826	896,764
TTAN
Series 2021-MHC, Class E, (1-mo. CME Term SOFR + 2.51%), 6.83%, 03/15/38(a)(b)	USD	753	750,542
Series 2021-MHC, Class F, (1-mo. CME Term SOFR + 3.01%), 7.33%, 03/15/38(a)(b)		3,784	3,771,875
TYSN Mortgage Trust, Series 2023-CRNR, Class A, 6.58%, 12/10/33(a)(b)		2,230	2,340,319
UBS Commercial Mortgage Trust
Series 2017-C7, Class A4, 3.68%, 12/15/50		880	855,053
Series 2018-C15, Class A4, 4.34%, 12/15/51		1,500	1,466,452
UK Logistics DAC
Series 2024-1X, Class A, (1-day SONIA + 1.65%), 6.13%, 05/17/34(b)(e)	GBP	1,165	1,507,915
Series 2024-2X, Class C, (1-day SONIA + 2.10%), 6.74%, 02/17/35(b)(e)		599	778,009
Series 2024-2X, Class D, (1-day SONIA + 3.10%), 7.74%, 02/17/35(b)(e)		1,382	1,797,036
VEGAS Trust
Series 2024-GCS, Class C, 6.22%, 07/10/36(a)(b)	USD	7,390	7,218,032
Series 2024-GCS, Class D, 6.22%, 07/10/36(a)(b)		16,670	15,589,381
Series 2024-TI, Class A, 5.52%, 11/10/39(a)		2,460	2,476,564

Security	Par (000)		Value

Commercial Mortgage-Backed Securities (continued)
Velocity Commercial Capital Loan Trust
Series 2017-2, Class M3, 4.24%, 11/25/47(a)(b)	USD	212	$195,178
Series 2017-2, Class M4, 5.00%, 11/25/47(a)(b)		128	115,724
Series 2018-1, Class M2, 4.26%, 04/25/48(a)		109	102,148
Series 2020-1, Class AFX, 2.61%, 02/25/50(a)(b)		2,755	2,474,301
Series 2020-1, Class M1, 2.80%, 02/25/50(a)(b)		498	366,267
Series 2020-1, Class M2, 2.98%, 02/25/50(a)(b)		612	449,763
Series 2021-4, Class A, 2.52%, 12/26/51(a)(b)		8,373	7,398,379
Series 2021-4, Class M4, 4.48%, 12/26/51(a)(b)		983	829,340
Series 2022-1, Class M4, 5.20%, 02/25/52(a)(b)		635	493,453
Series 2022-2, Class M3, 5.75%, 04/25/52(a)(b)		1,985	1,903,503
Series 2022-4, Class M2, 6.97%, 08/25/52(a)(b)		835	840,439
Series 2022-4, Class M3, 7.53%, 08/25/52(a)(b)		580	587,135
Series 2022-4, Class M4, 7.53%, 08/25/52(a)(b)		1,061	1,008,112
Series 2023-2, Class A, 6.22%, 05/25/53(a)(b)		2,571	2,574,731
Series 2023-2, Class M1, 7.03%, 05/25/53(a)(b)		1,676	1,679,429
Series 2024-1, Class A, 6.55%, 01/25/54(a)(b)		5,900	5,951,066
Series 2024-1, Class M2, 7.23%, 01/25/54(a)(b)		608	608,377
Series 2024-1, Class M3, 8.44%, 01/25/54(a)(b)		626	638,974
Series 2024-5, Class A, 5.49%, 10/25/54(a)(b)		2,071	2,053,989
Series 2024-5, Class M2, 5.96%, 10/25/54(a)(b)		777	761,411
Series 2024-5, Class M3, 6.76%, 10/25/54(a)(b)		1,184	1,171,866
Series 2024-5, Class M4, 9.53%, 10/25/54(a)(b)		774	766,020
Series 2024-6, Class M2, 6.55%, 12/25/54(a)(b)		432	428,711
Series 2024-6, Class M3, 6.92%, 12/25/54(a)(b)		655	651,061
Series 2024-6, Class M4, 9.67%, 12/25/54(a)(b)		615	613,330
Series 2025-1, Class M3, 7.33%, 02/25/55(a)(b)		2,414	2,422,782
Series 2025-1, Class M4, 10.15%, 02/25/55(a)(b)		836	839,756
VNDO Trust, Series 2016-350P, Class D, 3.90%, 01/10/35(a)(b)		3,390	3,272,923
Wells Fargo Commercial Mortgage Trust
Series 2016-C32, Class A3FL, (1-mo. CME Term SOFR + 1.53%), 5.85%, 01/15/59(b)		2,138	2,128,889
Series 2016-C34, Class A3FL, (1-mo. CME Term SOFR + 1.15%), 5.47%, 06/15/49(a)(b)		1,830	1,812,366
Series 2018-1745, Class A, 3.75%, 06/15/36(a)(b)		472	432,352
Series 2018-AUS, Class A, 4.06%, 08/17/36(a)(b)		1,680	1,630,169
Series 2019-C49, Class D, 3.00%, 03/15/52(a)		514	432,062
Series 2024-1CHI, Class A, 4.95%, 07/15/35(a)(b)		2,829	2,840,644
Series 2024-5C2, Class A3, 5.92%, 11/15/57(b)		1,750	1,822,274
Series 2024-BPRC, Class B, 6.22%, 07/15/43(a)		4,292	4,409,705
Series 2024-BPRC, Class C, 6.43%, 07/15/43(a)		2,732	2,747,377
Series 2024-BPRC, Class D, 7.08%, 07/15/43(a)		1,160	1,165,902
Series 2025-5C3, Class A3, 6.10%, 01/15/58		980	1,027,379
WEST Trust, Series 2025-ROSE, Class A, 5.45%, 04/10/30(a)(b)		2,278	2,287,389
WMRK Commercial Mortgage Trust
Series 2022-WMRK, Class A, (1-mo. CME Term SOFR + 2.79%), 7.11%, 11/15/27(a)(b)		6,274	6,262,236
Series 2022-WMRK, Class B, (1-mo. CME Term SOFR + 3.44%), 7.76%, 11/15/27(a)(b)		2,500	2,495,312

			1,157,585,404

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	53

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2025	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Interest Only Collateralized Mortgage Obligations — 0.1%
Ajax Mortgage Loan Trust, Series 2021-E, Class XS, 0.00%, 12/25/60(a)(b)(d)	USD	97,411	$3,585,109
Barclays Mortgage Loan Trust
Series 2023-NQM3, Class XS, 0.82%, 10/25/63(a)(b)		50,574	682,091
Series 2024-NQM1, Class XS, 2.45%, 01/25/64(a)(b)		37,225	2,203,220
Series 2024-NQM3, Class XS, 0.00%, 06/25/64(a)(b)(d)		44,442	1,622,134
Series 2024-NQM4, Class XS, 0.00%, 12/26/64(a)(b)(d)		58,428	2,660,289
Series 2025-NQM1, Class XS, 0.00%, 01/25/65(a)(b)(d)		56,255	2,529,393
JPMorgan Mortgage Trust
Series 2021-INV5, Class A2X, 0.50%, 12/25/51(a)(b)		47,288	1,343,914
Series 2021-INV5, Class A5X, 0.50%, 12/25/51(a)(b)		6,754	191,943
Series 2021-INV5, Class AX1, 0.19%, 12/25/51(a)(b)		91,401	991,271
Series 2021-INV7, Class A2X, 0.50%, 02/25/52(a)(b)		24,646	692,737
Series 2021-INV7, Class A3X, 0.50%, 02/25/52(a)(b)		14,221	263,941
Series 2021-INV7, Class A4X, 0.50%, 02/25/52(a)(b)		6,756	290,353
Series 2021-INV7, Class A5X, 0.50%, 02/25/52(a)(b)		2,683	75,426
Series 2021-INV7, Class AX1, 0.27%, 02/25/52(a)(b)		48,307	758,367
Seasoned Credit Risk Transfer Trust,
Series 2017-3, Class BIO, 0.75%, 07/25/56(a)(b)		2,626	302,550
Voyager OPTONE Delaware Trust, Series 2009-1, Class SAA7, 5.99%, 02/25/38(a)(b)		11,529	2,529,650

			20,722,388

Interest Only Commercial Mortgage-Backed Securities — 0.1%
245 Park Avenue Trust, Series 2017-245P, Class XA, 0.15%, 06/05/37(a)(b)		13,000	45,898
BANK, Series 2019-BN20, Class XB, 0.37%, 09/15/62(b)		39,279	590,678
Bank of America Merrill Lynch Commercial Mortgage Trust, Series 2017-BNK3, Class XB, 0.58%, 02/15/50(b)		11,850	113,815
BBCMS Mortgage Trust
Series 2015-SRCH, Class XA, 0.85%, 08/10/35(a)(b)		15,284	233,966
Series 2020-C7, Class XB, 0.98%, 04/15/53(b)		1,596	71,282
Benchmark Mortgage Trust
Series 2019-B9, Class XA, 1.01%, 03/15/52(b)		12,431	398,426
Series 2020-B17, Class XB, 0.51%, 03/15/53(b)		7,100	137,102
Series 2021-B23, Class XA, 1.26%, 02/15/54(b)		27,157	1,422,327
BMO Mortgage Trust, Series 2023-C5, Class XA, 0.72%, 06/15/56(b)		14,259	680,053
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class XD, 1.69%, 01/10/48(a)(b)		5,497	49,336
Series 2016-C4, Class XB, 0.70%, 05/10/58(b)		5,810	33,890

Security	Par (000)		Value

Interest Only Commercial Mortgage-Backed Securities (continued)
Citigroup Commercial Mortgage Trust, Series 2020-420K, Class X, 0.80%, 11/10/42(a)(b)	USD	46,500	$1,798,722
Commercial Mortgage Pass-Through Certificates
Series 2015-CR25, Class XA, 0.78%, 08/10/48(b)		3,826	507
Series 2018-COR3, Class XD, 1.75%, 05/10/51(a)(b)		3,200	146,446
CSAIL Commercial Mortgage Trust
Series 2017-CX10, Class XB, 0.24%, 11/15/50(b)		12,490	82,574
Series 2019-C16, Class XA, 1.54%, 06/15/52(b)		29,498	1,531,325
Series 2019-C17, Class XA, 1.32%, 09/15/52(b)		9,448	416,603
Series 2019-C17, Class XB, 0.53%, 09/15/52(b)		19,090	391,171
DBGS Mortgage Trust, Series 2019-1735, Class X, 0.29%, 04/10/37(a)(b)		21,535	239,366
Deutsche Bank JPMorgan Mortgage Trust, Series 2017-C6, Class XD, 1.00%, 06/10/50(a)(b)		5,780	107,020
ELM Trust
Series 2024-ELM, Class XP10, 0.22%, 06/10/39(a)(b)		51,484	137,540
Series 2024-ELM, Class XP15, 1.46%, 06/10/39(a)(b)		46,635	826,857
FREMF Mortgage Trust, Series 2019-KW08, Class X2A, 0.10%, 01/25/29(a)		151,954	421,718
GS Mortgage Securities Trust
Series 2019-GSA1, Class XA, 0.80%, 11/10/52(b)		7,695	233,193
Series 2020-GSA2, Class XA, 1.70%, 12/12/53(a)(b)		17,563	1,241,901
JPMBB Commercial Mortgage Securities Trust
Series 2014-C22, Class XA, 0.40%, 09/15/47(b)		131	1
Series 2014-C23, Class XA, 0.28%, 09/15/47(b)		3,673	37
Series 2015-C29, Class XA, 0.52%, 05/15/48(b)		707	7
JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class XC, 0.75%, 12/15/49(a)(b)		4,940	47,743
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11, Class XB, 0.63%, 04/15/46(b)		3,517	10,090
Series 2016-JP3, Class XC, 0.75%, 08/15/49(a)(b)		13,040	109,531
Ladder Capital Commercial Mortgage Trust, Series 2013-GCP, Class XA, 1.14%, 02/15/36(a)(b)		3,481	94,227
LSTAR Commercial Mortgage Trust,
Series 2017-5, Class X, 0.84%, 03/10/50(a)(b)		2,363	27,107
MCR Mortgage Trust, Series 2024-TWA, Class XA, 0.92%, 06/12/39(a)		16,557	240,338
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C19, Class XF, 1.19%, 12/15/47(a)(b)		4,370	49,738

54	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2025	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Interest Only Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C26, Class XD, 1.30%, 10/15/48(a)(b)	USD 4,490	$20,760
Morgan Stanley Capital I Trust
Series 2016-UBS9, Class XD, 1.59%, 03/15/49(a)(b)	13,984	168,167
Series 2017-H1, Class XD, 2.14%, 06/15/50(a)(b)	3,293	135,155
Series 2019-H6, Class XB, 0.71%, 06/15/52(b)	23,510	606,993
Series 2019-L2, Class XA, 1.00%, 03/15/52(b)	8,023	257,883
MSWF Commercial Mortgage Trust, Series 2023-2, Class XA, 0.91%, 12/15/56(b)	56,217	3,396,288
Olympic Tower Mortgage Trust, Series 2017-OT, Class XA, 0.38%, 05/10/39(a)(b)	36,697	244,688
One Market Plaza Trust
Series 2017-1MKT, Class XCP, 0.00%, 02/10/32(a)(b)(d)	44,225	137,981
Series 2017-1MKT, Class XNCP, 0.09%, 02/10/32(a)(b)	8,845	23,138
UBS Commercial Mortgage Trust
Series 2019-C17, Class XA, 1.44%, 10/15/52(b)	30,248	1,552,333
Series 2019-C18, Class XA, 0.99%, 12/15/52(b)	33,132	1,093,260
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS4, Class XA, 0.98%, 12/15/48(b)	2,061	4,570
Series 2016-BNK1, Class XD, 1.24%, 08/15/49(a)(b)	4,420	60,643
Series 2019-C50, Class XA, 1.39%, 05/15/52(b)	21,193	903,881
Series 2024-BPRC, Class X, 0.09%, 07/15/43(a)(b)	33,871	315,102

		20,851,377

Principal Only Collateralized Mortgage Obligations — 0.0%
Seasoned Credit Risk Transfer Trust, Series 2017-3, Class B, 0.00%, 07/25/56(a)(d)	1,501	217,353

Total Non-Agency Mortgage-Backed Securities — 11.8% (Cost: $2,377,534,142)		2,319,803,672

Preferred Securities

Capital Trusts — 0.1%

Banks — 0.0%
Bangkok Bank PCL, 5.00%(e)(n)	500	496,500
Barclays PLC, 4.38%(n)	462	416,284
BNP Paribas SA, 4.63%(a)(n)	462	443,207
Krung Thai Bank PCL, 4.40%(e)(n)	500	490,500
Rizal Commercial Banking Corp., 6.50%(e)(n)	500	499,531

		2,346,022

Capital Markets — 0.0%
UBS Group AG, 4.88%(a)(n)	483	468,519

Electric Utilities — 0.0%
AES Andes SA, 8.15%, 06/10/55(a)	1,269	1,310,877

Media — 0.0%
Paramount Global, 6.38%, 03/30/62	1,698	1,656,690

Security	Par (000)	Value

Multi-Utilities — 0.1%
Dominion Energy, Inc. 6.63%, 05/15/55	USD 5,445	$5,406,750
Series B, 7.00%, 06/01/54	6,582	6,918,044

		12,324,794

Total Capital Trusts — 0.1%		18,106,902

	Shares

Preferred Stocks — 0.4%

Aerospace & Defense — 0.0%
Boeing Co. (The), 6.00%	38,550	2,306,446

Financial Services — 0.0%
SCI PH, Inc. (Acquired 02/10/23, cost $1,875,000), 12.50%(f)(i)	1,875	1,856,813

Household Durables — 0.1%
Dream Finders Homes, Inc. (Preference), 9.00%(f)(n)	15,124	14,934,950
Lessen Holdings, Inc., Series B(f)	143,367	422,933

		15,357,883

IT Services — 0.1%
Veritas NewCo 0.00%	13,357	307,211
0.00%	9,228	212,244
xAI Corp., Series C (Acquired 11/27/24, cost $7,868,086)(f)(h)(i)	363,422	7,868,086

		8,387,541

Oil, Gas & Consumable Fuels — 0.0%
Insight M, Inc.(f)	3,271,821	704,096

Software — 0.1%
Versa Networks, Inc., Series E, (12.66% Cash or 12.66% PIK) (Acquired 10/14/22, cost $12,017,972)(f)(i)(o)	4,118,274	21,785,669

Specialty Retail — 0.1%
Davidson Homes, Inc., 12.00%(f)(h)	18,658	18,753,529

Textiles, Apparel & Luxury Goods — 0.0%
Cap Hill Brands, 0.00%(f)	2,670,520	213,642

Total Preferred Stocks — 0.4%		69,365,619

Total Preferred Securities — 0.5% (Cost: $82,071,713)		87,472,521

	Par (000)

U.S. Government Sponsored Agency Securities

Agency Obligations — 0.0%
Fannie Mae, 6.63%, 11/15/30	USD 1,450	1,634,450

Collateralized Mortgage Obligations — 2.0%
Fannie Mae
Series 2003-W5, Class A, (1-mo. CME Term SOFR + 0.11%), 4.56%, 04/25/33(b)	1	745
Series 2025-12, Class GF, (SOFR (30-day) + 1.35%), 5.69%, 03/25/55(b)	19,259	19,337,860
Series 2025-13, Class FB, (SOFR (30-day) + 1.30%), 5.64%, 03/25/55(b)	65,250	65,379,453
Series 2025-21, Class FB, (SOFR (30-day) + 1.30%), 5.64%, 07/25/53(b)	15,881	15,922,499
Series 2025-9, Class FG, (SOFR (30-day) + 1.35%), 5.69%, 03/25/55(b)	19,787	19,868,356

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	55

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2025	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Collateralized Mortgage Obligations (continued)
Freddie Mac
Series 2015-HQ2, Class B, (SOFR (30-day) + 8.06%), 12.40%, 05/25/25(b)	USD 507	$511,313
Series 5513, Class FD, (SOFR (30-day) + 1.35%), 5.69%, 01/25/55(b)	61,161	61,405,007
Series 5515, Class FM, (SOFR (30-day) + 1.35%), 5.69%, 03/25/55(b)	9,240	9,276,375
Series 5516, Class FC, (SOFR (30-day) + 1.40%), 5.74%, 03/25/55(b)	145,425	145,941,566
Series 5518, Class FC, (SOFR (30-day) + 1.32%), 5.66%, 03/25/55(b)	59,097	59,256,638

		396,899,812

Commercial Mortgage-Backed Securities — 0.1%
Fannie Mae, Series 2006-M2, Class A2A, 5.27%, 10/25/32(b)	143	143,173
Freddie Mac Series 2024-P015, Class A1, 4.02%, 11/25/32(b)	2,113	2,058,135
Series KJ48, Class A2, 5.03%, 10/25/31	2,327	2,369,522
Ginnie Mae
Series 2023-118, Class BA, 3.75%, 05/16/65(b)	1,366	1,251,135
Series 2023-119, Class AD, 2.25%, 04/16/65	2,532	2,045,302
Series 2023-50, Class AC, 3.25%, 09/16/63(b)	1,112	1,009,785

		8,877,052

Interest Only Collateralized Mortgage Obligations — 0.2%
Fannie Mae, Series 2020-32, Class PI, 4.00%, 05/25/50	4,857	1,043,695
Freddie Mac, Series 5112, Class KI, 3.50%, 06/25/51	19,988	3,709,813
Ginnie Mae Series 2020-146, Class DI, 2.50%, 10/20/50	4,633	662,349
Series 2020-175, Class DI, 2.50%, 11/20/50	1,655	241,881
Series 2020-185, Class MI, 2.50%, 12/20/50	5,766	815,553
Series 2021-58, Class IY, 3.00%, 02/20/51	37,051	6,394,328
Series 2021-67, Class QI, 3.00%, 04/20/51	3,355	574,921
Series 2021-76, Class JI, 3.00%, 08/20/50	3,447	590,692
Series 2021-78, Class IP, 3.00%, 05/20/51	34,413	5,803,251
Series 2021-83, Class PI, 3.00%, 05/20/51	8,861	1,505,593
Series 2021-96, Class MI, 3.00%, 06/20/51	6,016	1,030,988
Series 2021-97, Class LI, 3.00%, 08/20/50	44,350	7,599,086
Series 2022-78, Class IO, 3.00%, 08/20/51	7,507	1,269,291
Series 2022-85, Class IK, 3.00%, 05/20/51	21,956	3,771,831

		35,013,272

Interest Only Commercial Mortgage-Backed Securities — 0.0%
Freddie Mac
Series K121, Class X1, 1.02%, 10/25/30(b)	13,558	604,905
Series KL06, Class XFX, 1.36%, 12/25/29(b)	6,678	277,260
Series KW09, Class X1, 0.79%, 05/25/29(b)	34,532	824,035
Ginnie Mae
Series 2013-30, Class IO, 0.53%, 09/16/53(b)	2,397	34,729
Series 2016-36, Class IO, 0.66%, 08/16/57(b)	581	16,417
Series 2016-96, Class IO, 0.77%, 12/16/57(b)	3,080	117,039

		1,874,385

Mortgage-Backed Securities — 49.5%
Fannie Mae Mortgage-Backed Securities 1.50%, 12/01/35 - 03/01/51	222,820	183,816,134
2.00%, 10/01/31 - 03/01/52	629,186	516,014,059
2.50%, 09/01/27 - 02/01/52	437,886	375,440,741
3.00%, 04/01/28 - 05/01/52	131,112	118,697,623
3.50%, 08/01/28 - 01/01/51(r)	203,468	185,589,581
4.00%, 08/01/31 - 04/01/52	92,136	87,200,999

Security		Par (000)	Value

Mortgage-Backed Securities (continued)
Fannie Mae Mortgage-Backed Securities 4.50%, 07/01/25 - 07/01/52	USD	124,343	$121,400,294
5.00%, 11/01/32 - 04/01/53		55,979	55,533,439
5.50%, 12/01/32 - 06/01/53		151,281	151,801,873
5.81%, 06/01/31		5,495	5,757,213
6.00%, 02/01/34 - 08/01/53		117,963	120,711,082
6.50%, 05/01/40 - 07/01/54		97,294	100,752,340
Freddie Mac Mortgage-Backed Securities 1.50%, 04/01/36 - 10/01/50		36,666	30,229,617
2.00%, 09/01/35 - 02/01/52(r)		493,847	402,883,939
2.50%, 04/01/27 - 04/01/52		272,783	231,443,285
3.00%, 09/01/27 - 08/01/52		242,931	215,245,297
3.50%, 02/01/31 - 06/01/50		65,733	61,656,629
4.00%, 08/01/40 - 06/01/52		103,616	98,432,333
4.50%, 02/01/39 - 08/01/52		73,475	71,429,612
5.00%, 07/01/35 - 11/01/53		114,138	112,487,426
5.50%, 02/01/35 - 08/01/53		45,670	46,043,781
6.00%, 11/01/52 - 09/01/54		80,247	82,165,125
6.50%, 10/01/53 - 07/01/54		15,015	15,623,898
Ginnie Mae Mortgage-Backed Securities 2.00%, 08/20/50 - 04/15/55(s)		226,303	185,105,345
2.50%, 04/20/51 - 04/15/55(s)		227,707	194,283,579
3.00%, 12/20/44 - 04/15/55(s)		165,545	146,815,353
3.50%, 01/15/42 - 04/15/55(s)		220,522	201,960,132
4.00%, 04/20/39 - 04/15/55(s)		88,715	83,345,222
4.50%, 12/20/39 - 04/15/55(s)		96,950	93,150,922
5.00%, 04/15/33 - 04/15/55(s)		118,302	116,421,865
5.50%, 04/15/55(s)		124,402	124,657,667
6.00%, 04/15/55(s)		81,981	83,201,788
6.50%, 04/15/55(s)		46,695	47,799,237
Uniform Mortgage-Backed Securities 2.00%, 04/01/40 - 04/01/55(s)		99,758	82,469,340
2.50%, 04/01/40 - 04/01/55(s)		81,780	69,463,254
3.00%, 04/01/40 - 04/01/55(s)		86,692	75,418,717
3.50%, 04/01/40 - 04/01/55(s)		27,299	24,624,713
4.00%, 04/01/40 - 04/01/55(s)		55,454	51,891,234
4.50%, 04/01/40 - 04/01/55(s)		955,913	915,098,558
5.00%, 04/01/55(s)		225,210	220,716,870
5.50%, 04/01/55(s)		1,332,317	1,330,545,951
6.00%, 04/01/55(s)		1,352,424	1,373,342,550
6.50%, 04/01/55(s)		891,979	919,331,191

			9,729,999,808

Total U.S. Government Sponsored Agency Securities — 51.8% (Cost: $10,499,649,561)			10,174,298,779

U.S. Treasury Obligations
U.S. Treasury Bonds 4.50%, 08/15/39		7,796	7,874,366
4.63%, 02/15/40 - 02/15/55		96,816	97,444,567
1.13%, 05/15/40 - 08/15/40		14,792	9,314,915
3.88%, 08/15/40 - 02/15/43(t)		116,397	106,705,616
1.38%, 11/15/40 - 08/15/50		35,293	19,021,727
4.25%, 11/15/40		33,097	32,268,087
1.88%, 02/15/41 - 11/15/51		135,903	85,206,017
4.75%, 02/15/41		28,477	29,353,042
4.38%, 05/15/41		22,633	22,312,955
2.38%, 02/15/42 - 05/15/51		72,964	50,067,777
3.00%, 05/15/42 - 08/15/52		334,832	254,689,126
3.63%, 08/15/43 - 05/15/53		158,930	135,212,177
3.75%, 11/15/43		36,642	32,714,436
3.13%, 08/15/44 - 05/15/48		64,699	51,398,094
4.13%, 08/15/44 - 08/15/53		128,577	119,374,652

56	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2025	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Treasury Obligations (continued)
U.S. Treasury Bonds 2.50%, 02/15/45	USD 83,945	$60,522,377
2.75%, 11/15/47	84,374	61,546,878
2.88%, 05/15/49	27,897	20,562,050
2.25%, 08/15/49 - 02/15/52	76,317	48,788,619
1.63%, 11/15/50	29,156	15,870,876
2.00%, 08/15/51	27,897	16,613,971
U.S. Treasury Notes 4.63%, 03/15/26 - 02/15/35(t)	273,778	280,284,869
4.88%, 04/30/26 - 10/31/30	89,904	91,596,750
4.50%, 07/15/26 - 12/31/31	143,705	145,807,870
0.63%, 07/31/26	62,850	60,134,684
3.75%, 08/31/26 - 05/31/30	239,251	237,668,227
4.38%, 12/15/26 - 11/30/28	94,510	95,888,436
4.00%, 01/15/27 - 02/15/34	204,016	203,627,535
4.25%, 03/15/27 - 06/30/31	133,498	134,674,158
0.50%, 04/30/27 - 08/31/27	215,384	199,677,509
2.38%, 05/15/27 - 03/31/29	91,166	86,403,154
2.25%, 08/15/27	16,447	15,839,874
0.38%, 09/30/27	36,576	33,544,193
3.88%, 11/30/27 - 11/30/29	155,252	154,971,798
1.25%, 03/31/28 - 09/30/28	223,447	205,487,580
3.63%, 03/31/28 - 09/30/31	152,203	149,937,335
1.13%, 08/31/28	63,183	57,619,934
2.88%, 04/30/29 - 05/15/32	99,441	95,371,028
3.25%, 06/30/29	74,119	72,150,701
3.50%, 01/31/30	35,119	34,424,557
1.50%, 02/15/30	25,743	22,964,566

Total U.S. Treasury Obligations — 18.6% (Cost: $3,846,437,861)		3,654,937,083

	Shares

Warrants(h)

Automobiles — 0.0%
Lightning eMotors, Inc., (Issued/Exercisable 03/03/22, 1 Share for 1 Warrant, Expires 05/18/25, Strike Price USD 230.00)(f)	216,261	—

Banks — 0.0%
Flagstar Financial, Inc., (Issued/Exercisable 03/07/24, 1 Share for 1 Warrant, Expires 03/11/31, Strike Price USD 2,485.52) (Acquired 03/07/24, cost $0)(i)	948	2,146,651

Capital Markets — 0.0%
Crown PropTech Acquisitions, (Issued/Exercisable 01/25/21, 1 Share for 1 Warrant, Expires 02/01/26, Strike Price USD 11.50)(f)	214,560	55,657
Crown PropTech Acquisitions, (Issued/Exercisable 12/25/21, 1 Share for 1 Warrant, Expires 02/11/26, Strike Price USD 11.50)(f)	128,396	13

		55,670

Hotels, Restaurants & Leisure — 0.0%
Sonder Holdings, Inc., (Issued/Exercisable 12/30/24, 1 Share for 1 Warrant, Expires 12/30/29, Strike Price USD 0.01)(f)	26,279	52,295

Security	Shares	Value

Machinery — 0.0%
Palladyne AI Corp., (Issued/Exercisable 01/11/22, 1 Share for 1 Warrant, Expires 06/15/27, Strike Price USD 69.00)	72,998	$20,439
Palladyne AI Corp., (Issued/Exercisable 12/21/20, 1 Share for 1 Warrant, Expires 06/15/27, Strike Price USD 11.50)	267,474	74,893

		95,332

Oil, Gas & Consumable Fuels — 0.0%
Insight M, Inc., (Issued/Exercisable 01/25/24, 1 Share for 1 Warrant, Expires 12/31/49, Strike Price USD 0.34)(f)	3,390,177	174,594

Passenger Airlines — 0.0%
Volato Group, Inc., (Issued/Exercisable 12/08/23, 1 Share for 1 Warrant, Expires 12/03/28, Strike Price USD 11.50) (Acquired 12/03/21, cost $73,612)(i)	73,612	2,584

Real Estate Management & Development — 0.0%
Offerpad Solutions, Inc., (Issued 10/13/20/Exercisable 10/23/21, 1 Share for 1 Warrant, Expires 10/13/25, Strike Price USD 11.50)	111,610	2,210

Software — 0.0%
Aurora Innovation, Inc., (Issued 05/04/21/Exercisable 05/04/22, 1 Share for 1 Warrant, Expires 03/11/26, Strike Price USD 11.50)	16,026	22,597
Latch, Inc., (Issued 12/29/20/Exercisable 11/13/21, 1 Share for 1 Warrant, Expires 06/04/26, Strike Price USD 11.50)(f)	49,166	—
Versa Networks, Inc., Series E, (Issued/Exercisable 10/05/22, 1 Share for 1 Warrant, Expires 10/07/32, Strike Price USD 0.01) (Acquired 10/14/22, cost $0)(f)(i)	507,586	2,202,923

		2,225,520

Specialty Retail — 0.0%
Davidson Homes, (Issued/Exercisable 05/16/24, 1 Share for 1 Warrant, Expires 05/16/34, Strike Price USD 8.46) - Class A(f)	129,494	753,655
EVgo, Inc., (Issued 11/10/20/Exercisable 10/02/21, 1 Share for 1 Warrant, Expires 09/15/25, Strike Price USD 11.50)	75,790	15,249

		768,904

Trading Companies & Distributors — 0.0%
Lavoro Ltd., (Issued 12/27/22/Exercisable 12/27/23, 1 Share for 1 Warrant, Expires 12/27/27, Strike Price USD 11.50)	79,561	6,134

Total Warrants — 0.0% (Cost: $1,433,474)		5,529,894

Total Long-Term Investments — 126.8% (Cost: $25,674,502,660)		24,916,645,750

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	57

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2025	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities

Money Market Funds — 2.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.50%(q)(u)(v)	17,563,103	$17,571,884
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.22%(q)(u)	436,379,575	436,379,575

Total Short-Term Securities — 2.3% (Cost: $453,951,459)		453,951,459

Options Purchased — 0.1% (Cost: $37,054,249)		24,015,777

Total Investments Before Options Written and TBA Sale Commitments — 129.2% (Cost: $26,165,508,368)		25,394,612,986

	Par (000)

TBA Sale Commitments(s)

Mortgage-Backed Securities — (16.1)%
Ginnie Mae Mortgage-Backed Securities
2.00%, 04/15/55	USD (6,802)	(5,562,013)
2.50%, 04/15/55	(6,601)	(5,629,610)
3.00%, 04/15/55	(4,650)	(4,118,159)
3.50%, 04/15/55	(98,987)	(90,565,839)
4.00%, 04/15/55	(2,626)	(2,458,057)
4.50%, 04/15/55	(3,081)	(2,955,834)
5.00%, 04/15/55	(3,762)	(3,700,085)
5.50%, 04/15/55	(3,934)	(3,942,085)
6.00%, 04/15/55	(3,033)	(3,078,165)
6.50%, 04/15/55	(2,586)	(2,647,153)
Uniform Mortgage-Backed Securities
1.50%, 04/01/40	(7,425)	(6,513,916)
2.00%, 04/01/40 - 04/01/55	(80,648)	(64,976,359)
2.50%, 04/01/40 - 04/01/55	(20,335)	(17,081,997)
3.00%, 04/01/40 - 04/01/55	(15,975)	(13,924,164)
3.50%, 04/01/40 - 04/01/55	(8,850)	(8,089,621)
4.00%, 04/01/40 - 04/01/55	(7,190)	(6,711,261)
4.50%, 04/01/40 - 04/01/55	(1,313,136)	(1,255,452,535)
5.00%, 04/01/55	(6,078)	(5,956,453)
5.50%, 04/01/55	(72,085)	(71,989,177)
6.00%, 04/01/55	(265,288)	(269,201,590)
6.50%, 04/01/55	(1,287,081)	(1,325,977,727)

Total TBA Sale Commitments — (16.1)% (Proceeds: $(3,161,219,327))		(3,170,531,800)

Options Written — (0.0)% (Premiums Received: $(10,504,765))		(3,089,781)

Total Investments Net of Options Written and TBA Sale Commitments — 113.1% (Cost: $22,993,784,276)		22,220,991,405

Liabilities in Excess of Other Assets — (13.1)%		(2,571,296,959)

Net Assets — 100.0%		$19,649,694,446

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(d)	Zero-coupon bond.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(f)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(g)	When-issued security.

(h)	Non-income producing security.

(i)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $77,621,963, representing 0.4% of its net assets as of period end, and an original cost of $59,077,437.

(j)	All or a portion of this security is on loan.

(k)	All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.

(l)	Investment does not issue shares.

(m)	Issuer filed for bankruptcy and/or is in default.

(n)	Perpetual security with no stated maturity date.

(o)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(p)	Convertible security.

(q)	Affiliate of the Fund.

(r)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.

(s)	Represents or includes a TBA transaction.

(t)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.

(u)	Annualized 7-day yield as of period end.

(v)	All or a portion of this security was purchased with the cash collateral from loaned securities.

58	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2025	BlackRock Total Return Fund

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 09/30/24	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/25	Par/Shares Held at 03/31/25	Income		Capital Gain Distributions from Underlying Funds
BlackRock Capital Finance LP, Series 1997-R2, Class AP	$—	$—		$—		$—	$—	$—	830	$—		$—
BlackRock Cash Funds: Institutional, SL Agency Shares	11,651,570	5,923,016	(a)	—		(2,007)	(695)	17,571,884	17,563,103	16,733	(b)	—
BlackRock Liquidity Funds, T-Fund, Institutional Shares	1,075,080,828	—		(638,701,253	)(a)	—	—	436,379,575	436,379,575	13,277,954		—
iShares 0-5 Year High Yield Corporate Bond ETF	—	51,526,050		—		—	(693,390)	50,832,660	1,195,500	919,403		—
iShares AAA CLO Active ETF	—	10,352,000		—		—	4,000	10,356,000	200,000	243,667		3,675
iShares iBoxx $ Investment Grade Corporate Bond ETF	5,087,376	114,722,625		(110,304,722)		(269,217)	84,106	9,320,168	85,750	97,163		—

						$(271,224)	$(605,979)	$524,460,287		$14,554,920		$3,675

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
U.S. Treasury Bonds (30 Year)	3,637	06/18/25	$428,143	$7,300,094
U.S. Treasury Notes (10 Year)	1,981	06/18/25	220,727	909,515
U.S. Ultra Treasury Bonds	169	06/18/25	20,771	58,751
Long Gilt British	24	06/26/25	2,843	27,602
U.S. Treasury Notes (2 Year)	16,020	06/30/25	3,320,020	13,566,647
U.S. Treasury Notes (5 Year)	12,168	06/30/25	1,317,471	16,831,728
ECX Emission[1]	12	12/15/25	882	(42,947)
3-month EURIBOR	196	06/15/26	51,935	68,378
3-month SOFR	404	09/15/26	97,541	269,934

				38,989,702

Short Contracts
Euro-Bobl	20	06/06/25	2,547	(1,974)
Euro-Bund	130	06/06/25	18,110	(211,117)
Euro-Buxl	426	06/06/25	54,935	2,091,267
U.S. Ultra Treasury Notes (10 Year)	3,055	06/18/25	349,559	(3,414,249)
Canadian Government Bonds (10 Year)	935	06/19/25	80,665	(85,664)

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	59

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2025	BlackRock Total Return Fund

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Short ContractsShort Contracts (continued)
E-Mini Russell 2000 Index	59	06/20/25	$5,980	$99,847
Euro STOXX 50 Index	279	06/20/25	15,741	584,765
S&P 500 E-Mini Index	12	06/20/25	3,392	(68,344)

				(1,005,469)

				$37,984,233

[1]	All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	17,432,369	USD	2,975,000	Barclays Bank PLC	04/02/25	$78,751
BRL	8,560,862	USD	1,493,000	Citigroup Global Markets, Inc.	04/02/25	6,667
BRL	17,167,488	USD	2,964,000	Citigroup Global Markets, Inc.	04/02/25	43,350
BRL	14,281,882	USD	2,489,000	Morgan Stanley & Co. International PLC	04/02/25	12,858
BRL	9,261,827	USD	1,613,278	State Street Bank and Trust Co.	04/02/25	9,182
USD	1,479,000	BRL	8,389,834	Goldman Sachs Bank USA	04/02/25	9,293
TRY	38,499,676	USD	995,595	Citigroup Global Markets, Inc.	04/07/25	9,042
USD	2,089,664	IDR	34,165,274,278	HSBC Bank PLC	04/08/25	30,622
PLN	14,699,038	USD	3,724,702	Morgan Stanley & Co. International PLC	04/14/25	68,673
EUR	3,629	USD	3,721	Barclays Bank PLC	04/16/25	206
EUR	20,187	USD	20,701	Barclays Bank PLC	04/16/25	1,145
EUR	65,462	USD	70,735	Commonwealth Bank of Australia	04/16/25	111
INR	215,616,820	USD	2,468,000	Citigroup Global Markets, Inc.	04/16/25	51,227
INR	127,936,200	USD	1,468,000	JPMorgan Chase Bank N.A.	04/16/25	26,783
TRY	9,690,632	USD	245,649	HSBC Bank PLC	04/21/25	2,378
TRY	87,473,596	USD	2,217,530	HSBC Bank PLC	04/21/25	21,311
TRY	22,794,812	USD	577,345	JPMorgan Chase Bank N.A.	04/21/25	6,076
TRY	24,626,186	USD	623,730	JPMorgan Chase Bank N.A.	04/21/25	6,565
AUD	2,368,000	USD	1,476,780	Deutsche Bank AG	04/24/25	3,153
COP	8,055,447,120	GBP	1,476,000	Morgan Stanley & Co. International PLC	04/24/25	13,546
EUR	3,485,000	GBP	2,919,088	HSBC Bank PLC	04/24/25	2,679
EUR	1,366,000	USD	1,470,547	Barclays Bank PLC	04/24/25	8,421
THB	100,211,544	USD	2,952,000	Standard Chartered Bank	04/24/25	6,798
USD	633,566	CLP	592,023,077	Bank of America N.A.	04/24/25	10,134
USD	355,434	CLP	331,922,041	BNP Paribas S.A.	04/24/25	5,903
USD	4,527,250	COP	18,973,659,477	HSBC Bank PLC	04/24/25	4,759
USD	9,241,251	CZK	212,960,283	Morgan Stanley & Co. International PLC	04/24/25	10,803
USD	919,217	EUR	848,000	Australia & New Zealand Banking Group Ltd.	04/24/25	1,088
USD	3,614,335	EUR	3,334,281	Australia & New Zealand Banking Group Ltd.	04/24/25	4,310
USD	1,487,045	EUR	1,371,823	Australia & New Zealand Banking Group Ltd.	04/24/25	1,773
USD	6,055,458	EUR	5,586,307	Australia & New Zealand Banking Group Ltd.	04/24/25	7,166
USD	1,472,000	MXN	29,986,112	Goldman Sachs Bank USA	04/24/25	11,538
USD	1,493,000	SGD	1,998,731	BNP Paribas S.A.	04/24/25	3,351
TRY	39,073,780	USD	982,000	Barclays Bank PLC	04/30/25	5,899
BRL	32,232,674	USD	5,591,000	Goldman Sachs Bank USA	05/05/25	20,558
USD	759,244	EUR	697,874	Deutsche Bank AG	05/07/25	3,111
USD	806,796	TRY	31,330,716	Barclays Bank PLC	05/07/25	21,247
USD	7,333,097	TRY	284,414,149	HSBC Bank PLC	05/07/25	202,030
USD	1,490,493	TRY	57,807,866	UBS AG	05/07/25	41,086
USD	1,545,702	TRY	59,946,182	UBS AG	05/07/25	42,682
USD	2,243,155	ZAR	40,804,499	UBS AG	05/14/25	25,442
USD	1,915,714	ZAR	35,102,338	UBS AG	05/14/25	7,912
EGP	52,202,833	USD	985,000	Societe Generale	05/27/25	18,334
TRY	10,166,520	USD	247,000	Barclays Bank PLC	05/27/25	1,992

60	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2025	BlackRock Total Return Fund

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
TRY	70,762,005	USD	1,718,150	State Street Bank and Trust Co.	05/27/25	$14,908
USD	2,056,538	IDR	34,165,274,278	Bank of America N.A.	05/28/25	11,397
TRY	19,142,579	USD	465,496	Barclays Bank PLC	06/02/25	122
USD	1,489,438	MXN	30,206,197	Morgan Stanley & Co. International PLC	06/06/25	26,592
BRL	185,067,256	USD	31,155,055	UBS AG	06/18/25	738,631
USD	256,704	AUD	407,000	Deutsche Bank AG	06/18/25	2,224
USD	2,588,981	AUD	4,076,000	UBS AG	06/18/25	40,433
USD	1,660,348	EUR	1,517,924	Bank of New York Mellon	06/18/25	11,732
USD	2,208,789	EUR	2,019,320	Bank of New York Mellon	06/18/25	15,607
USD	45,987,827	EUR	42,089,390	Deutsche Bank AG	06/18/25	274,583
USD	190,411,507	EUR	174,244,700	Deutsche Bank AG	06/18/25	1,164,512
USD	1,289,013	EUR	1,175,003	Deutsche Bank AG	06/18/25	12,843
USD	2,476,892	EUR	2,253,000	Deutsche Bank AG	06/18/25	29,911
USD	18,686	EUR	17,000	Deutsche Bank AG	06/18/25	222
USD	1,305,815	EUR	1,199,000	Deutsche Bank AG	06/18/25	3,582
USD	24,797,225	EUR	22,616,807	State Street Bank and Trust Co.	06/18/25	233,134
USD	15,874,306	EUR	14,463,193	Toronto-Dominion Bank	06/18/25	165,847
USD	496,168	GBP	383,000	Credit Agricole Corporate & Investment Bank	06/18/25	1,464
USD	50,526,032	GBP	39,003,200	NatWest Markets PLC	06/18/25	147,315
USD	18,454,832	GBP	14,231,000	NatWest Markets PLC	06/18/25	73,275
USD	2,002,083	GBP	1,547,000	NatWest Markets PLC	06/18/25	3,891
USD	12,100,260	GBP	9,349,000	State Street Bank and Trust Co.	06/18/25	24,568
USD	21,165,311	JPY	3,099,380,000	Bank of New York Mellon	06/18/25	318,582
USD	7,819,243	JPY	1,146,770,000	Royal Bank of Canada	06/18/25	105,957
USD	19,068,164	JPY	2,804,200,000	State Street Bank and Trust Co.	06/18/25	206,843
USD	1,801,523	JPY	264,782,000	Toronto-Dominion Bank	06/18/25	20,574
EGP	86,410,900	USD	1,562,867	Citigroup Global Markets, Inc.	06/23/25	79,520
NGN	646,610,250	USD	391,885	Morgan Stanley & Co. International PLC	09/04/25	4,264

						$4,602,488

BRL	5,628,565	USD	987,000	Citigroup Global Markets, Inc.	04/02/25	(1,005)
USD	1,006,000	BRL	5,970,791	Barclays Bank PLC	04/02/25	(39,946)
USD	989,000	BRL	5,662,806	Barclays Bank PLC	04/02/25	(2,994)
USD	1,488,000	BRL	8,582,784	Citigroup Global Markets, Inc.	04/02/25	(15,507)
USD	355,000	BRL	2,053,398	Goldman Sachs Bank USA	04/02/25	(4,708)
USD	5,591,000	BRL	32,053,203	Goldman Sachs Bank USA	04/02/25	(23,986)
USD	1,500,377	BRL	9,261,827	JPMorgan Chase Bank N.A.	04/02/25	(122,083)
IDR	34,165,274,278	USD	2,061,875	Bank of America N.A.	04/08/25	(2,833)
PLN	5,425,697	USD	1,405,121	Deutsche Bank AG	04/14/25	(4,914)
USD	14,004,905	COP	59,062,883,976	Citigroup Global Markets, Inc.	04/14/25	(91,866)
USD	23,465,215	PLN	94,365,244	HSBC Bank PLC	04/14/25	(887,590)
USD	214,115	EUR	207,000	Barclays Bank PLC	04/16/25	(9,907)
USD	228,692	EUR	223,000	Deutsche Bank AG	04/16/25	(12,646)
USD	34,469	EUR	33,612	Deutsche Bank AG	04/16/25	(1,907)
USD	183,133	EUR	178,573	Deutsche Bank AG	04/16/25	(10,125)
USD	349,511	EUR	340,808	Deutsche Bank AG	04/16/25	(19,323)
USD	256,684	EUR	250,295	Deutsche Bank AG	04/16/25	(14,193)
USD	200,357	EUR	193,449	NatWest Markets PLC	04/16/25	(9,000)
USD	273,632	EUR	253,154	NatWest Markets PLC	04/16/25	(340)
USD	307,136	EUR	284,151	NatWest Markets PLC	04/16/25	(381)
USD	480,425	EUR	468,462	Toronto-Dominion Bank	04/16/25	(26,560)
USD	95,573	EUR	93,194	Toronto-Dominion Bank	04/16/25	(5,285)
USD	104,670	EUR	100,658	UBS AG	04/16/25	(4,265)
USD	1,869,000	INR	160,771,380	Bank of America N.A.	04/16/25	(9,423)
AUD	1,144,519	EUR	664,500	Australia & New Zealand Banking Group Ltd.	04/24/25	(4,162)
AUD	1,999,500	USD	1,258,267	Toronto-Dominion Bank	04/24/25	(8,637)
CAD	2,804,500	USD	1,961,300	Toronto-Dominion Bank	04/24/25	(10,159)
CHF	1,337,388	USD	1,522,000	Credit Agricole Corporate & Investment Bank	04/24/25	(5,970)
CLP	2,173,879,425	USD	2,331,088	Citigroup Global Markets, Inc.	04/24/25	(41,878)
CNH	57,506,127	USD	7,938,000	Bank of America N.A.	04/24/25	(8,549)
COP	6,080,250,000	USD	1,474,000	Societe Generale	04/24/25	(24,734)

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	61

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2025	BlackRock Total Return Fund

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
COP	6,169,343,700	USD	1,482,000	Toronto-Dominion Bank	04/24/25	$(11,498)
CZK	148,881,294	USD	6,460,000	NatWest Markets PLC	04/24/25	(6,961)
EUR	913,000	NOK	10,433,789	Goldman Sachs Bank USA	04/24/25	(3,248)
EUR	6,678,500	USD	7,238,345	Goldman Sachs Bank USA	04/24/25	(7,536)
EUR	489,439	USD	530,136	Goldman Sachs Bank USA	04/24/25	(221)
GBP	4,483,000	USD	5,800,809	Credit Agricole Corporate & Investment Bank	04/24/25	(10,206)
HUF	1,308,867,286	USD	3,553,000	Goldman Sachs Bank USA	04/24/25	(43,911)
IDR	74,308,428,000	USD	4,497,000	Standard Chartered Bank	04/24/25	(36,282)
JPY	69,537,290	USD	465,600	JPMorgan Chase Bank N.A.	04/24/25	(738)
MXN	19,993,856	USD	987,000	Goldman Sachs Bank USA	04/24/25	(13,207)
MXN	20,153,698	USD	984,000	Goldman Sachs Bank USA	04/24/25	(2,422)
MXN	190,187,303	USD	9,421,305	NatWest Markets PLC	04/24/25	(158,307)
MYR	15,386,738	USD	3,484,000	Barclays Bank PLC	04/24/25	(10,617)
PLN	2,825,559	EUR	675,000	NatWest Markets PLC	04/24/25	(1,903)
PLN	3,282,555	USD	850,000	NatWest Markets PLC	04/24/25	(3,188)
SGD	1,994,475	USD	1,493,000	JPMorgan Chase Bank N.A.	04/24/25	(6,523)
USD	984,000	CLP	940,704,000	Deutsche Bank AG	04/24/25	(6,611)
USD	984,000	COP	4,133,784,000	Deutsche Bank AG	04/24/25	(1,313)
USD	1,474,588	EUR	1,364,000	Goldman Sachs Bank USA	04/24/25	(2,215)
USD	198,000	INR	17,094,429	HSBC Bank PLC	04/24/25	(1,593)
USD	2,522,000	THB	85,459,231	Barclays Bank PLC	04/24/25	(1,229)
USD	2,454,000	ZAR	45,156,054	Citigroup Global Markets, Inc.	04/24/25	(4,173)
ZAR	32,697,808	EUR	1,660,000	Citigroup Global Markets, Inc.	04/24/25	(17,301)
ZAR	31,734,735	USD	1,746,630	Toronto-Dominion Bank	04/24/25	(19,077)
USD	982,000	BRL	5,695,129	Barclays Bank PLC	05/05/25	(9,495)
USD	1,476,000	BRL	8,568,180	Citigroup Global Markets, Inc.	05/05/25	(15,680)
TRY	53,795,395	USD	1,385,283	Barclays Bank PLC	05/07/25	(36,481)
TRY	12,487,716	USD	322,799	Barclays Bank PLC	05/07/25	(9,697)
TRY	42,784,912	USD	1,105,961	Barclays Bank PLC	05/07/25	(33,222)
EUR	937,481	USD	1,022,996	JPMorgan Chase Bank N.A.	05/14/25	(6,850)
USD	979,405	EUR	937,481	Standard Chartered Bank	05/14/25	(36,741)
USD	997,755	EUR	955,046	Standard Chartered Bank	05/14/25	(37,429)
USD	1,002,743	EUR	959,820	Standard Chartered Bank	05/14/25	(37,616)
USD	1,002,850	EUR	959,923	Standard Chartered Bank	05/14/25	(37,620)
USD	999,741	EUR	956,946	Standard Chartered Bank	05/14/25	(37,503)
USD	1,001,408	EUR	958,542	Standard Chartered Bank	05/14/25	(37,566)
USD	16,359,819	ZAR	305,300,607	State Street Bank and Trust Co.	05/14/25	(233,181)
USD	1,425,204	MXN	30,266,686	State Street Bank and Trust Co.	06/06/25	(40,572)
IDR	129,680,129,696	USD	7,833,650	HSBC Bank PLC	06/18/25	(78,775)
USD	61,416,770	BRL	364,827,900	UBS AG	06/18/25	(1,456,082)
USD	33,341,511	GBP	25,850,000	NatWest Markets PLC	06/18/25	(47,797)
USD	14,178	GBP	11,000	NatWest Markets PLC	06/18/25	(30)
USD	982,000	TRY	43,099,980	Barclays Bank PLC	07/31/25	(2,903)
NGN	624,560,400	USD	393,300	Citigroup Global Markets, Inc.	09/04/25	(10,660)
NGN	624,561,988	USD	393,301	Citigroup Global Markets, Inc.	09/04/25	(10,660)
EGP	82,817,000	USD	1,478,083	Societe Generale	12/22/25	(18,751)

						$(4,030,467)

						$572,021

62	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2025	BlackRock Total Return Fund

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
U.S. Treasury 6-7 Year Notes Futures	449	04/04/25	USD	111.00	USD	5,002,842	$231,516
1 Year Mid-Curve Options on 3-Month SOFR Futures	901	05/16/25	USD	96.88	USD	21,753,519	180,200

							$411,716

Put
U.S. Treasury Bond Futures	24	04/25/25	USD	115.00	USD	282,525	9,375

							$421,091

OTC Barrier Options Purchased

Description	Type of Option	Counterparty	Expiration Date		Exercise Price		Barrier Price/Range		Notional Amount (000)	Value
Call
		Morgan Stanley & Co.
EUR Currency	Down-and-In	International PLC	04/24/25	USD	1.08	USD	1.07	EUR	86,000	$113,819
USD Currency	One-Touch	HSBC Bank PLC	04/30/25	CNH	7.63	CNH	7.63	USD	493	1,179
USD Currency	One-Touch	Standard Chartered Bank	04/30/25	INR	88.00	INR	88.00	USD	256	6,679
USD Currency	One-Touch	HSBC Bank PLC	05/16/25	CAD	1.48	CAD	1.48	USD	148	15,839
AUD Currency	One-Touch	UBS AG	06/16/25	USD	0.67	USD	0.67	AUD	469	20,056
USD Currency	Under-and-Out	HSBC Bank PLC	07/02/25	CNH	7.35	CNH	7.74	USD	4,946	13,886
USD Currency	One-Touch	UBS AG	07/18/25	CAD	1.53	CAD	1.53	USD	247	13,879
USD Currency	One-Touch	Standard Chartered Bank	08/29/25	TWD	34.60	TWD	34.60	USD	400	35,207

										220,544

Put
USD Currency	One-Touch	Bank of America N.A.	04/04/25	TRY	36.75	TRY	36.75	USD	124	16
USD Currency	One-Touch	Bank of America N.A.	04/08/25	CLP	950.00	CLP	950.00	USD	247	128,713
EUR Currency	One-Touch	HSBC Bank PLC	04/16/25	USD	1.02	USD	1.02	EUR	463	1,518
		JPMorgan Chase Bank
CNH Currency	One-Touch	N.A.	04/30/25	JPY	19.00	JPY	19.00	CNH	3,697	6,786
EUR Currency	One-Touch	BNP Paribas S.A.	04/30/25	USD	1.01	USD	1.01	EUR	239	834
USD Currency	Down-and-Out	UBS AG	05/19/25	JPY	147.00	JPY	142.50	USD	2,987	7,670
USD Currency	Down-and-Out	UBS AG	06/05/25	JPY	150.00	JPY	142.00	USD	5,949	54,070
EUR Currency	One-Touch	Bank of America N.A.	06/06/25	CZK	24.50	CZK	24.50	EUR	462	42,937
USD Currency	Down-and-Out	UBS AG	06/17/25	MXN	19.90	MXN	19.45	USD	2,960	4,243
EUR Currency	One-Touch	HSBC Bank PLC	07/24/25	USD	1.00	USD	1.00	EUR	2,221	82,350
USD Currency	Down-and-Out	UBS AG	08/07/25	JPY	144.00	JPY	136.00	USD	4,976	22,556

										351,693

										$572,237

OTC Options Purchased

Description	Counterparty	Expiration Date		Exercise Price		Notional Amount (000)	Value
Call
USD Currency	Barclays Bank PLC	04/02/25	BRL	6.00	USD	2,980	$3
USD Currency	Morgan Stanley & Co. International PLC	04/02/25	BRL	6.15	USD	2,235	—
EUR Currency	BNP Paribas S.A.	04/03/25	USD	1.07	EUR	4,754	57,641
AUD Currency	Bank of America N.A.	04/08/25	USD	0.64	AUD	3,944	1,743
AUD Currency	BNP Paribas S.A.	04/10/25	USD	0.64	AUD	289,386	110,130
USD Currency	Citibank N.A.	04/14/25	MXN	21.00	USD	3,935	17,278
USD Currency	Citibank N.A.	04/15/25	MXN	20.40	USD	1,480	21,407
USD Currency	UBS AG	04/17/25	CAD	1.47	USD	4,933	7,773
USD Currency	Standard Chartered Bank	04/29/25	THB	34.30	USD	2,952	13,860
USD Currency	JPMorgan Chase Bank N.A.	04/30/25	CNH	7.35	USD	5,090	5,658
EUR Currency	BNP Paribas S.A.	05/05/25	USD	1.08	EUR	4,681	58,363

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	63

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2025	BlackRock Total Return Fund

OTC Options Purchased (continued)

Description	Counterparty	Expiration Date		Exercise Price		Notional Amount (000)	Value
EUR Currency	Barclays Bank PLC	05/08/25	NOK	11.80	EUR	1,371	$1,543
CMS USISSO01 2Y-10 OPTION	Goldman Sachs Bank USA	08/19/25	USD	0.40	USD	4,486,330	3,330,446

							3,625,845

Put
USD Currency	HSBC Bank PLC	04/03/25	SGD	1.33	USD	5,037	339
USD Currency	Morgan Stanley & Co. International PLC	04/10/25	BRL	5.75	USD	2,975	36,817
USD Currency	Bank of America N.A.	04/15/25	ZAR	18.18	USD	2,952	18,367
USD Currency	Deutsche Bank AG	04/15/25	MXN	19.90	USD	1,480	2,308
EUR Currency	Bank of America N.A.	04/16/25	USD	1.08	EUR	4,512	30,140
EUR Currency	Goldman Sachs International	04/16/25	USD	1.01	EUR	250,571	4,722
EUR Currency	Morgan Stanley & Co. International PLC	04/16/25	USD	0.99	EUR	250,571	1,128
USD Currency	Standard Chartered Bank	04/29/25	KRW	1,460.00	USD	2,460	14,562
EUR Currency	Goldman Sachs International	05/08/25	NOK	11.55	EUR	2,742	50,958
EUR Currency	JPMorgan Chase Bank N.A.	05/08/25	USD	1.01	EUR	2,770	540
EUR Currency	UBS AG	05/08/25	USD	1.04	EUR	5,540	6,034
USD Currency	Goldman Sachs International	05/29/25	TRY	40.00	USD	734	16,738
EUR Currency	Barclays Bank PLC	07/15/25	USD	1.02	EUR	6,848	12,516
EUR Currency	UBS AG	07/15/25	USD	1.06	EUR	4,565	28,183

							223,352

							$3,849,197

OTC Credit Default Swaptions Purchased

Description					Counterparty	Expiration Date	Exercise Price		Notional Amount (000)	Value
	Paid by the Fund		Received by the Fund
	Rate	Frequency	Rate	Frequency
Call
Bought Protection on 5-Year Credit Default Swap, 12/20/29	ITRAXX.XO.42.V2	Quarterly	5%	Quarterly	Morgan Stanley & Co. International PLC	04/16/25	300.00	EUR	10,622	$124,926

OTC Interest Rate Swaptions Purchased

Description					Counterparty	Expiration Date	Exercise Rate		Notional Amount (000)	Value
	Paid by the Fund		Received by the Fund
	Rate	Frequency	Rate	Frequency
Call
1-Year Interest Rate Swap, 05/18/26	1-day SOFR, 4.49%	Annual	3.74%	Annual	Citibank N.A.	05/16/25	3.74%	USD	2,106,495	$1,539,984
1-Year Interest Rate Swap, 05/18/26	1-day SOFR, 4.49%	Annual	3.74%	Annual	Citibank N.A.	05/16/25	3.74%	USD	1,053,248	769,993
1-Year Interest Rate Swap, 05/18/26	1-day SOFR, 4.49%	Annual	3.74%	Annual	Goldman Sachs International	05/16/25	3.74%	USD	4,132,756	3,021,312
10-Year Interest Rate Swap, 01/15/37	1-day SOFR, 4.41%	Annual	4.34%	Annual	Deutsche Bank AG	01/13/27	4.34%	USD	36,256	2,367,509
10-Year Interest Rate Swap, 01/15/37	1-day SOFR, 4.41%	Annual	4.35%	Annual	Deutsche Bank AG	01/13/27	4.35%	USD	36,256	2,386,932
10-Year Interest Rate Swap, 03/31/37	1-day SOFR, 4.41%	Annual	3.69%	Annual	Morgan Stanley & Co. International PLC	03/29/27	3.93%	USD	59,907	2,780,086
10-Year Interest Rate Swap, 03/31/37	1-day SOFR, 4.41%	Annual	4.17%	Annual	BNP Paribas S.A.	03/29/27	4.00%	USD	20,336	1,006,038

										13,871,854

Put
1-Year Interest Rate Swap, 08/28/26	3.87%	Annual	1-day SOFR, 4.41%	Annual	JPMorgan Chase Bank N.A.	08/26/25	3.87%	USD	201,704	$289,513
10-Year Interest Rate Swap, 01/15/37	4.34%	Annual	1-day SOFR, 4.41%	Annual	Deutsche Bank AG	01/13/27	4.34%	USD	36,256	902,641
10-Year Interest Rate Swap, 01/15/37	4.35%	Annual	1-day SOFR, 4.41%	Annual	Deutsche Bank AG	01/13/27	4.35%	USD	36,256	893,843

64	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2025	BlackRock Total Return Fund

OTC Interest Rate Swaptions Purchased (continued)

Description					Counterparty	Expiration Date	Exercise Rate		Notional	Value
	Paid by the Fund		Received by the Fund						Amount (000)
	Rate	Frequency	Rate	Frequency
10-Year Interest Rate Swap, 03/31/37	3.93%	Annual	1-day SOFR, 4.41%	Annual	Morgan Stanley & Co. International PLC	03/29/27	3.93%	USD	59,907	$2,342,818
10-Year Interest Rate Swap, 03/31/37	4.00%	Annual	1-day SOFR, 4.41%	Annual	BNP Paribas S.A.	03/29/27	4.00%	USD	20,336	747,658

										5,176,473

										$19,048,327

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date		Exercise Price		Notional Amount (000)	Value
Call
U.S. Treasury 6-7 Year Notes Futures	449	04/04/25	USD	111.50	USD	5,002,842	$(161,359)
U.S. Treasury 10-Year Notes Futures	22	04/25/25	USD	111.50	USD	245,128	(14,094)
1 Year Mid-Curve Options on 3-Month SOFR Futures	901	05/16/25	USD	97.00	USD	21,753,519	(129,519)
United States Steel Corp.	625	05/16/25	USD	45.00	USD	2,641	(211,250)

							$(516,222)

Put
U.S. Treasury Bond Futures	37	04/25/25	USD	113.00	USD	435,559	(4,625)

							$(520,847)

OTC Barrier Options Written

Description	Type of Option	Counterparty	Expiration Date		Exercise Price		Barrier Price/Range		Notional Amount (000)	Value
Put
USD Currency	One-Touch	Bank of America N.A.	04/08/25	CLP	950.00	CLP	950.00	USD	124	$(64,357)
USD Currency	One-Touch	Bank of America N.A.	04/08/25	CLP	950.00	CLP	950.00	USD	124	(64,357)

										$(128,714)

OTC Options Written

Description	Counterparty	Expiration Date		Exercise Price		Notional Amount (000)	Value
Call
USD Currency	Barclays Bank PLC	04/02/25	BRL	6.15	USD	4,470	$(0)
AUD Currency	Morgan Stanley & Co. International PLC	04/08/25	USD	0.64	AUD	3,944	(1,743)
AUD Currency	Morgan Stanley & Co. International PLC	04/10/25	USD	0.64	AUD	289,386	(110,130)
USD Currency	Standard Chartered Bank	04/29/25	KRW	1,500.00	USD	2,460	(8,290)
EUR Currency	BNP Paribas S.A.	05/05/25	USD	1.10	EUR	9,362	(46,038)
EUR Currency	Goldman Sachs International	05/08/25	NOK	12.00	EUR	2,742	(1,017)
USD Currency	Bank of America N.A.	05/23/25	CLP	950.00	USD	1,978	(40,384)
AUD Currency	Bank of America N.A.	05/28/25	USD	0.64	AUD	3,944	(16,855)
USD Currency	Citibank N.A.	05/29/25	MXN	22.00	USD	1,968	(10,845)
USD Currency	Goldman Sachs International	05/29/25	TRY	48.00	USD	367	(4,922)
CMS USISSO01 2Y-10 OPTION	Goldman Sachs Bank USA	08/19/25	USD	0.81	USD	4,486,330	(684,334)

							(924,558)

Put
USD Currency	Morgan Stanley & Co. International PLC	04/01/25	MXN	20.25	USD	1,490	(500)
USD Currency	Bank of America N.A.	04/04/25	TRY	37.00	USD	1,239	(4)
USD Currency	Barclays Bank PLC	04/10/25	BRL	5.75	USD	2,975	(36,817)
USD Currency	Citibank N.A.	04/15/25	MXN	19.90	USD	1,480	(2,308)
USD Currency	Goldman Sachs International	04/15/25	ZAR	18.40	USD	1,482	(18,105)

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	65

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2025	BlackRock Total Return Fund

OTC Options Written (continued)

Description	Counterparty	Expiration Date		Exercise Price		Notional Amount (000)	Value
EUR Currency	Goldman Sachs International	04/16/25	USD	0.99	EUR	250,571	$(1,128)
EUR Currency	Morgan Stanley & Co. International PLC	04/16/25	USD	1.01	EUR	250,571	(4,722)
EUR Currency	UBS AG	05/08/25	USD	1.01	EUR	5,540	(1,080)
USD Currency	Goldman Sachs International	05/16/25	TRY	39.50	USD	1,479	(25,488)
USD Currency	UBS AG	05/28/25	MXN	20.10	USD	1,472	(13,129)
USD Currency	Citibank N.A.	05/29/25	CLP	930.00	USD	3,007	(36,819)
USD Currency	Morgan Stanley & Co. International PLC	05/29/25	BRL	5.75	USD	2,975	(57,748)
EUR Currency	UBS AG	07/15/25	USD	1.02	EUR	6,848	(12,516)

							(210,364)
							$(1,134,922)

OTC Credit Default Swaptions Written

	Paid by the Fund	Received by the Fund	Rate	Frequency	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)	Value
Description	Rate	Frequency

Call
Bought Protection on 5-Year Credit Default Swap, 12/20/29	ITRAXX.XO.42.V2	Quarterly	5%	Quarterly	Morgan Stanley & Co. International PLC	04/16/25	287.00	EUR	5,311	$(4,365)

OTC Interest Rate Swaptions Written

Description					Counterparty	Expiration Date	Exercise Rate		Notional Amount (000)	Value
	Paid by the Fund		Received by the Fund
	Rate	Frequency	Rate	Frequency
Call
1-Year Interest Rate Swap, 05/18/26	2.94%	Annual	1-day SOFR, 4.49%	Annual	Citibank N.A.	05/16/25	2.94%	USD	2,106,495	$(72,894)
1-Year Interest Rate Swap, 05/18/26	2.94%	Annual	1-day SOFR, 4.49%	Annual	Citibank N.A.	05/16/25	2.94%	USD	1,053,248	(36,447)
1-Year Interest Rate Swap, 05/18/26	2.94%	Annual	1-day SOFR, 4.49%	Annual	Goldman Sachs International	05/16/25	2.94%	USD	4,132,756	(143,011)
2-Year Interest Rate Swap, 05/29/27	3.70%	Annual	1-day SOFR, 4.41%	Annual	Goldman Sachs International	05/27/25	3.70%	USD	20,709	(74,489)
2-Year Interest Rate Swap, 06/22/27	3.69%	Annual	1-day SOFR, 4.41%	Annual	Citibank N.A.	06/20/25	3.69%	USD	91,615	(403,489)
5-Year Interest Rate Swap, 06/28/30	3.70%	Semi-Annual	1-day SOFR, 4.41%	Annual	Morgan Stanley & Co. International PLC	06/26/25	3.70%	CZK	78,587	(40,218)

										(770,548)

Put
2-Year Interest Rate Swap, 06/22/27	1-day SOFR, 4.41%	Annual	4.12%	Annual	Citibank N.A.	06/20/25	3.69%	USD	91,615	$(285,306)
1-Year Interest Rate Swap, 08/28/26	1-day SOFR, 4.41%	Annual	4.00%	Annual	JPMorgan Chase Bank N.A.	08/26/25	4.12%	USD	201,704	(133,129)
1-Year Interest Rate Swap, 08/28/26	1-day SOFR, 4.41%	Annual	3.93%	Annual	Bank of America N.A.	08/26/25	4.17%	USD	201,704	(111,950)

										$(530,385)

										$(1,300,933)

66	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2025	BlackRock Total Return Fund

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
ITRAXX.EUR.43.V1	1.00%	Quarterly	06/20/30	EUR	17,284	$(335,535)	$(383,364)	$47,829
ITRAXX.EUR.43.V1	5.00	Quarterly	06/20/30	EUR	8,215	(680,017)	(758,112)	78,095
ITRAXX.FINSR.43.V1	1.00	Quarterly	06/20/30	EUR	54,428	(896,058)	(1,040,839)	144,781
Republic of Columbia	1.00	Quarterly	06/20/30	USD	4,259	241,104	230,811	10,293

						$(1,670,506)	$(1,951,504)	$280,998

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating(a)		Notional Amount (000)(b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.N.A.HY.44.V1	5.00%	Quarterly	06/20/30	B+	USD	854,575	$45,486,831	$49,612,615	$(4,125,784)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Centrally Cleared Inflation Swaps

				Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Paid by the Fund		Received by the Fund
Reference	Frequency	Rate	Frequency
2.69%	At Termination	U.S. CPI Urban Consumers NAS(CPURNSA)	At Termination	04/15/28	USD	47,411	$391,274	$7,289	$383,985
2.69%	At Termination	U.S. CPI Urban Consumers NAS (CPURNSA)	At Termination	04/15/28	USD	47,411	382,422	5,831	376,591
2.83%	At Termination	U.S. CPI Urban Consumers NAS (CPURNSA)	At Termination	04/15/28	USD	93,393	88,704	—	88,704
2.84%	At Termination	U.S. CPI Urban Consumers NAS (CPURNSA)	At Termination	04/15/28	USD	46,697	41,429	—	41,429
2.84%	At Termination	U.S. CPI Urban Consumers NAS (CPURNSA)	At Termination	04/15/28	USD	46,696	40,259	—	40,259
2.87%	At Termination	U.S. CPI Urban Consumers NAS (CPURNSA)	At Termination	04/15/28	USD	93,393	(78,614)	—	(78,614)
2.53%	At Termination	U.S. CPI Urban Consumers NAS (CPURNSA)	At Termination	04/15/29	USD	37,929	307,245	(7,328)	314,573
2.54%	At Termination	U.S. CPI Urban Consumers NAS (CPURNSA)	At Termination	04/15/29	USD	37,929	298,189	(5,863)	304,052
2.68%	At Termination	U.S. CPI Urban Consumers NAS (CPURNSA)	At Termination	04/15/29	USD	37,357	29,328	—	29,328
2.69%	At Termination	U.S. CPI Urban Consumers NAS (CPURNSA)	At Termination	04/15/29	USD	37,357	27,534	—	27,534
2.69%	At Termination	U.S. CPI Urban Consumers NAS (CPURNSA)	At Termination	04/15/29	USD	74,714	46,095	—	46,095

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	67

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2025	BlackRock Total Return Fund

Centrally Cleared Inflation Swaps (continued)

				Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Paid by the Fund		Received by the Fund
Reference	Frequency	Rate	Frequency
2.72%	At Termination	U.S. CPI Urban Consumers NAS (CPURNSA)	At Termination	04/15/29	USD	74,714	$(83,212)	$—	$(83,212)
2.53%	At Termination	U.S. CPI Urban Consumers NAS (CPURNSA)	At Termination	04/02/35	USD	6,919	(7,991)	—	(7,991)

							$1,482,662	$(71)	$1,482,733

Centrally Cleared Interest Rate Swaps

				Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency
5.14%	Semi-Annual	6-month WIBOR, 5.76%	Annual	N/A	12/20/25	PLN	25,383	$36,432	$—	$36,432
9.31%	Monthly	28-day MXIBTIIE, 9.27%	Monthly	N/A	01/09/26	MXN	37,169	(14,482)	—	(14,482)
28-day MXIBTIIE, 9.27%	Monthly	8.47%	Monthly	N/A	02/25/26	MXN	222,546	27,708	—	27,708
8.15%	Quarterly	3-month JIBAR, 7.56%	Quarterly	05/07/25(a)	05/07/26	ZAR	150,989	(58,704)	—	(58,704)
1-day SOFR, 4.41%	At Termination	3.80%	At Termination	05/16/25(a)	05/16/26	USD	369,112	(250,359)	—	(250,359)
1-day SOFR, 4.41%	At Termination	3.90%	At Termination	05/16/25(a)	05/16/26	USD	283,259	84,156	—	84,156
3.79%	At Termination	1-day SOFR, 4.41%	At Termination	05/16/25(a)	05/16/26	USD	369,112	273,040	—	273,040
3.81%	At Termination	1-day SOFR, 4.41%	At Termination	05/16/25(a)	05/16/26	USD	283,259	153,447	198,613	(45,166)
7.97%	Quarterly	3-month JIBAR, 7.56%	Quarterly	06/06/25(a)	06/06/26	ZAR	103,987	(31,739)	—	(31,739)
1-day SOFR, 4.41%	At Termination	3.78%	At Termination	08/26/25(a)	08/26/26	USD	19,254	22,165	—	22,165
3.82%	At Termination	1-day SOFR, 4.41%	At Termination	08/26/25(a)	08/26/26	USD	19,254	(28,251)	—	(28,251)
5.16%	Semi-Annual	6-month WIBOR, 5.76%	Annual	N/A	09/19/26	PLN	28,267	(8,379)	—	(8,379)
1.00%	At Termination	1-Day TONA, 0.48%	At Termination	03/12/26(a)	03/12/27	JPY	25,830,724	(4,572)	—	(4,572)
1.02%	At Termination	1-Day TONA, 0.48%	At Termination	03/12/26(a)	03/12/27	JPY	58,560,835	(90,871)	—	(90,871)
1.03%	At Termination	1-Day TONA, 0.48%	At Termination	03/12/26(a)	03/12/27	JPY	63,212,579	(131,424)	—	(131,424)
3.87%	Annual	1-day SOFR, 4.41%	Annual	06/02/25(a)	03/15/27	USD	29,271	(101,080)	—	(101,080)
5.13%	Semi-Annual	6-month WIBOR, 5.76%	Annual	N/A	03/19/27	PLN	16,230	(16,950)	—	(16,950)
5.14%	Semi-Annual	6-month WIBOR, 5.76%	Annual	N/A	03/19/27	PLN	27,049	(29,941)	—	(29,941)
6-Month BUBOR, 6.53%	Annual	6.50%	Semi-Annual	N/A	03/19/27	HUF	3,114,689	(15,205)	—	(15,205)
1-day SOFR, 4.41%	Annual	3.64%	Annual	06/20/25(a)	06/20/27	USD	16,491	4,641	—	4,641
28-day MXIBTIIE, 9.27%	Monthly	8.08%	Monthly	N/A	03/07/28	MXN	118,779	21,861	—	21,861
7-Day China Fixing Repo Rates, 2.49%	Quarterly	1.58%	Quarterly	N/A	03/19/28	CNY	43,942	(1,766)	—	(1,766)
		28-day MXIBTIIE,
8.97%	Monthly	9.27%	Monthly	N/A	12/14/29	MXN	39,964	(72,115)	—	(72,115)
1-Day MIBOR,
7.20%	Semi-Annual	6.00%	Semi-Annual	N/A	03/19/30	INR	509,941	25,345	—	25,345
6-Month BUBOR, 6.53%	Annual	6.55%	Semi-Annual	N/A	03/19/30	HUF	444,010	(9,250)	—	(9,250)
6-Month PRIBOR, 3.61%	Annual	3.69%	Semi-Annual	N/A	03/19/30	CZK	55,587	14,522	—	14,522

68	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2025	BlackRock Total Return Fund

Centrally Cleared Interest Rate Swaps (continued)

				Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency
6-month WIBOR, 5.76%	Annual	4.88%	Semi-Annual	N/A	03/19/30	PLN	9,201	$24,504	$—	$24,504
6-month WIBOR, 5.76%	Annual	4.91%	Semi-Annual	N/A	03/19/30	PLN	6,783	19,747	—	19,747
6-month WIBOR, 5.76%	Annual	4.94%	Semi-Annual	N/A	03/19/30	PLN	15,335	50,693	—	50,693
7.94%	Quarterly	3-month JIBAR, 7.56%	Quarterly	N/A	03/19/30	ZAR	118,530	(51,815)	—	(51,815)
6-Month PRIBOR, 3.61%	Annual	3.56%	Semi-Annual	06/18/25(a)	06/18/30	CZK	37,485	41	—	41
6-Month PRIBOR, 3.61%	Annual	3.66%	Semi-Annual	06/18/25(a)	06/18/30	CZK	31,435	6,313	3,729	2,584
3.38%	Annual	1- day SOFR, 4.41%	Annual	N/A	10/09/34	USD	17,804	636,243	—	636,243
9.45%	Monthly	28-day MXIBTIIE, 9.27%	Monthly	N/A	01/03/35	MXN	83,469	(299,323)	—	(299,323)
6.07%	Semi-Annual	1-Day MIBOR, 7.20%	Semi-Annual	N/A	03/19/35	INR	59,032	(3,745)	—	(3,745)
2.49%	Semi-Annual	6-month EURIBOR, 2.34%	Annual	N/A	02/19/54	EUR	41,301	1,379,380	—	1,379,380
2.51%	Semi-Annual	6-month EURIBOR, 2.34%	Annual	N/A	02/20/54	EUR	41,301	1,237,372	—	1,237,372
2.51%	Semi-Annual	6-month EURIBOR, 2.34%	Annual	N/A	02/20/54	EUR	40,708	1,152,905	—	1,152,905
2.51%	Semi-Annual	6-month EURIBOR, 2.34%	Annual	N/A	03/01/54	EUR	20,868	589,125	—	589,125
2.46%	Semi-Annual	6-month EURIBOR, 2.34%	Annual	N/A	03/22/54	EUR	8,764	354,029	—	354,029
2.54%	Semi-Annual	6-month EURIBOR, 2.34%	Annual	N/A	04/22/54	EUR	33,918	335,867	(72,345)	408,212
2.43%	Semi-Annual	6-month EURIBOR, 2.34%	Annual	N/A	06/19/54	EUR	8,347	281,813	—	281,813
2.43%	Semi-Annual	6-month EURIBOR, 2.34%	Annual	N/A	06/20/54	EUR	8,082	272,267	—	272,267
6-month EURIBOR, 2.34%	Annual	2.44%	Semi-Annual	N/A	06/24/54	EUR	5,548	(170,189)	—	(170,189)
6-month EURIBOR, 2.34%	Annual	2.26%	Semi-Annual	N/A	10/22/54	EUR	5,070	(438,845)	(24,347)	(414,498)
6-month EURIBOR, 2.34%	Annual	2.18%	Semi-Annual	N/A	11/07/54	EUR	6,561	(675,257)	—	(675,257)
6-month EURIBOR, 2.34%	Annual	2.19%	Semi-Annual	N/A	02/13/55	EUR	1,730	(170,488)	(1,039)	(169,449)
1.95%	Semi-Annual	6-month EURIBOR, 2.34%	Annual	N/A	02/13/75	EUR	1,179	185,961	657	185,304

								$4,514,827	$105,268	$4,409,559

(a)	Forward Swap.

OTC Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Avis Budget Group, Inc.	5.00%	Quarterly	JPMorgan Chase Bank N.A.	06/20/25	USD	2,540	$(24,560)	$13,823	$(38,383)
Caterpillar, Inc.	1.00	Quarterly	Deutsche Bank AG	06/20/27	USD	4,300	(81,167)	(45,917)	(35,250)
BorgWarner, Inc.	1.00	Quarterly	BNP Paribas S.A.	12/20/27	USD	1,000	(13,497)	7,559	(21,056)
Pitney Bowes, Inc.	1.00	Quarterly	Bank of America N.A.	12/20/27	USD	620	10,104	89,608	(79,504)
Pitney Bowes, Inc.	1.00	Quarterly	Citibank N.A.	12/20/27	USD	250	4,074	37,161	(33,087)

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	69

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2025	BlackRock Total Return Fund

OTC Credit Default Swaps — Buy Protection (continued)

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pitney Bowes, Inc.	1.00%	Quarterly	Citibank N.A.	12/20/27	USD	380	$6,193	$58,199	$(52,006)
Pitney Bowes, Inc.	1.00	Quarterly	Goldman Sachs International	12/20/27	USD	780	12,712	148,173	(135,461)
Simon Property Group LP	1.00	Quarterly	Goldman Sachs International	12/20/27	USD	3,640	(62,311)	30,792	(93,103)
Credit Suisse Group AG	1.00	Quarterly	Barclays Bank PLC	06/20/28	EUR	1,350	(29,639)	57,771	(87,410)
Credit Suisse Group AG	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/28	EUR	3,500	(76,842)	82,539	(159,381)
Deutsche Bank AG	1.00	Quarterly	BNP Paribas S.A.	06/20/28	EUR	4,400	(84,820)	239,937	(324,757)
Deutsche Bank AG	1.00	Quarterly	Goldman Sachs International	06/20/28	EUR	4,400	(84,820)	167,173	(251,993)
Boeing Co. (The)	1.00	Quarterly	Deutsche Bank AG	12/20/28	USD	4,700	(46,524)	(17,095)	(29,429)
Boeing Co. (The)	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/29	USD	4,700	(43,981)	47,586	(91,567)
American Electric Power Co., Inc.	1.00	Quarterly	Bank of America N.A.	12/20/29	USD	39,219	(1,166,873)	(1,030,130)	(136,743)
American Express Co.	1.00	Quarterly	Goldman Sachs International	12/20/29	USD	19,990	(547,462)	(535,840)	(11,622)
Dominion Energy, Inc.	1.00	Quarterly	Goldman Sachs International	12/20/29	USD	19,396	(492,777)	(493,424)	647
			Morgan Stanley & Co.
Federative Republic of Brazil	1.00	Quarterly	International PLC	06/20/30	USD	11,026	431,038	474,561	(43,523)
Republic of Turkey	1.00	Quarterly	Goldman Sachs International	06/20/30	USD	5,120	481,865	402,779	79,086
United Mexican States	1.00	Quarterly	Barclays Bank PLC	06/20/30	USD	5,413	88,716	87,043	1,673
CMBX.NA.9.AAA	0.50	Monthly	Morgan Stanley & Co. International PLC	09/17/58	USD	2,992	(1,293)	29,844	(31,137)
CMBX.NA.9.AAA	0.50	Monthly	Morgan Stanley & Co. International PLC	09/17/58	USD	63	(27)	687	(714)
CMBX.NA.9.BBB-	3.00	Monthly	Citigroup Global Markets, Inc.	09/17/58	USD	2,080	369,287	62,333	306,954
CMBX.NA.9.BBB-	3.00	Monthly	Goldman Sachs International	09/17/58	USD	3,544	629,208	250,284	378,924
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	USD	204	36,218	10,009	26,209
CMBX.NA.6.AAA	0.50	Monthly	Deutsche Bank AG	05/11/63	USD	7	(1)	(2)	1

							$(687,179)	$175,453	$(862,632)

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Vistra Operations Co. LLC	5.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/25	BB+	USD	1,015	$33,556	$12,896	$20,660
PacifiCorp	0.13	Monthly	JPMorgan Chase Bank N.A.	09/29/27	A	USD	6,915	(3,546)	(4,512)	966
CMBX.NA.9.BBB-	3.00	Monthly	Deutsche Bank AG	09/17/58	N/R	USD	906	(160,853)	(91,920)	(68,933)
CMBX.NA.9.BBB-	3.00	Monthly	Goldman Sachs International	09/17/58	N/R	USD	1,310	(232,580)	(129,440)	(103,140)
CMBX.NA.9.BBB-	3.00	Monthly	J.P. Morgan Securities LLC	09/17/58	N/R	USD	121	(21,482)	(24,193)	2,711
			Morgan Stanley & Co.
CMBX.NA.9.BBB-	3.00	Monthly	International PLC	09/17/58	N/R	USD	231	(41,012)	(11,899)	(29,113)
			Morgan Stanley & Co.
CMBX.NA.9.BBB-	3.00	Monthly	International PLC	09/17/58	N/R	USD	1,060	(188,194)	(45,420)	(142,774)
			Morgan Stanley & Co.
CMBX.NA.9.BBB-	3.00	Monthly	International PLC	09/17/58	N/R	USD	1,200	(213,050)	(1,320)	(211,730)
			Morgan Stanley & Co.
CMBX.NA.9.BBB-	3.00	Monthly	International PLC	09/17/58	N/R	USD	1,000	(177,542)	(233,538)	55,996
CMBX.NA.10.BBB-	3.00	Monthly	J.P. Morgan Securities LLC	11/17/59	BBB-	USD	60	(11,609)	(4,390)	(7,219)

								$(1,016,312)	$(533,736)	$(482,576)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of agreement.

70	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2025	BlackRock Total Return Fund

OTC Interest Rate Swaps

				Counterparty	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency
9.73%	At Termination	1-day COOIS, 8.97% 1-day COOIS,	At Termination	Morgan Stanley & Co. International PLC JPMorgan Chase	05/10/25	COP	16,035,300	$(7,143)	$—	$(7,143)
9.81%	At Termination	8.97%	At Termination	Bank N.A.	05/10/25	COP	23,970,250	(11,820)	—	(11,820)
1-day BZDIOVER, 14.15%	At Termination	10.98%	At Termination	BNP Paribas S.A.	07/01/25	BRL	28,021	(58,891)	—	(58,891)
1-day BZDIOVER, 14.15%	At Termination	10.81%	At Termination	BNP Paribas S.A.	07/01/25	BRL	44,581	(106,500)	—	(106,500)
8.62%	At Termination	1-day COOIS, 8.97%	At Termination	JPMorgan Chase Bank N.A.	11/05/25	COP	44,297,919	54,822	—	54,822
1-day BZDIOVER, 14.15%	At Termination	9.79%	At Termination	BNP Paribas S.A.	01/04/27	BRL	43,250	(791,602)	—	(791,602)
1-day BZDIOVER, 14.15%	At Termination	10.32%	At Termination	Bank of America N.A.	01/04/27	BRL	616	(9,311)	—	(9,311)
10.97%	At Termination	1-day BZDIOVER, 14.15%	At Termination	Barclays Bank PLC	01/04/27	BRL	50,523	611,809	—	611,809
11.57%	At Termination	1-day BZDIOVER, 14.15%	At Termination	BNP Paribas S.A.	01/04/27	BRL	21,383	203,161	—	203,161
1-day BZDIOVER, 14.15%	At Termination	13.09%	At Termination	Bank of America N.A.	01/04/27	BRL	38,388	(178,243)	—	(178,243)
15.41%	At Termination	1-day BZDIOVER, 14.15%	At Termination	Citibank N.A.	01/04/27	BRL	23,897	(63,145)	—	(63,145)
1-day BZDIOVER, 14.15%	At Termination	14.55%	At Termination	Bank of America N.A.	01/04/27	BRL	17,001	(14,239)	—	(14,239)
1-day BZDIOVER, 14.15%	At Termination	14.48%	At Termination	Bank of America N.A.	01/04/27	BRL	24,168	(22,421)	—	(22,421)
1-day BZDIOVER, 14.15%	At Termination	13.15%	At Termination	Goldman Sachs International	01/02/29	BRL	13,556	(114,310)	—	(114,310)
1-day BZDIOVER, 14.15%	At Termination	13.02%	At Termination	Barclays Bank PLC	01/02/29	BRL	19,066	(177,974)	—	(177,974)
8.73%	At Termination	1-day COOIS, 8.97%	At Termination	Morgan Stanley & Co. International PLC	01/14/30	COP	6,295,448	(6,772)	—	(6,772)
8.78%	At Termination	1-day COOIS, 8.97%	At Termination	Morgan Stanley & Co. International PLC	01/14/30	COP	2,167,560	(3,280)	—	(3,280)

								$(695,859)	$—	$(695,859)

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	71

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2025	BlackRock Total Return Fund

OTC Total Return Swaps

Paid by the Fund		Received by the Fund			Termination Date		Notional Amount (000)		Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency	Counterparty				Value
0.00%	Quarterly	Goldman Sachs Intraday Delta Replication VVol Series 5 Excess Return Strategy	Quarterly	Goldman Sachs International	05/06/25	USD	71,327	$199,604	$ —	$199,604
0.00%	Quarterly	Goldman Sachs Intraday Delta Replication VVol Series 5 Excess Return Strategy	Quarterly	Goldman Sachs International	05/06/25	USD	21,671	60,645	—	60,645
0.00%	Quarterly	Goldman Sachs Systematic Skew U.S. Series 10 Excess Return Strategy	Quarterly	Goldman Sachs International	12/06/25	USD	15,186	43,509	—	43,509

								$303,758	$ —	$303,758

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Monthly	Barclays Bank PLC(b)	03/23/26–02/25/27	$(11,155,813)	$536,814	(c)	$(10,249,853)	0.8%
	Monthly	Citibank N.A.(d)	02/26/26–02/24/28	(11,549,675)	(864,669	)(e)	(12,372,338)	0.8
	Monthly	JPMorgan Chase Bank N.A.(f)	02/09/26–02/11/26	(5,908,726)	(439,771	)(g)	(6,421,364)	0.6
	Monthly	Merrill Lynch International(h)	02/15/28–03/15/28	(14,521,857)	1,429,781	(i)	(13,179,856)	0.9

					$662,155		$(42,223,411)

(a)

The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $(369,146) of net dividends and financing fees.
(e)	Amount includes $(42,006) of net dividends and financing fees.
(g)	Amount includes $72,867 of net dividends and financing fees.
(i)	Amount includes $87,780 of net dividends and financing fees.

  The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(b)	(d)	(f)
Range:	15-160 basis points	15-70 basis points	0-124 basis points
Benchmarks:	Swiss Average Rate O/N:	Canadian Overnight Repo Rate Average:	Overnight Reserve Bank of Australia Rate:
	CHF 1-day	CAD 1-day	AUD 1-day
	Euro Short Term Rate:	Euro Short Term Rate:	Overnight Interbank Rate:
	EUR 1-day	EUR 1-day	CAD 1-day
	Sterling Overnight Index Average:	Sterling Overnight Index Average:	Swiss Average Rate O/N:
	GBP 1-day	GBP 1-day	CHF 1-day
	Tokyo Overnight Average Rate:	Tokyo Overnight Average Rate:	Annualized Overnight Deposit MID Rate:
	JPY 1-day	JPY 1-day	DKK 1-day
	Norwegian Overnight Weighted Average:	Norwegian Overnight Weighted Average:	Euro Short-Term Rate:
	NOK 1-day	NOK 1-day	EUR 1-day
	Stockholm Overnight Interbank Offer Rate:	Stockholm Overnight Interbank Offer Rate:	Sterling Overnight Index Average:
	SEK 1-day	SEK 1-day	GBP 1-day
	Overnight Bank Funding Rate:	Overnight Bank Funding Rate:	Hong Kong Overnight Index Average:
	USD 1-day	USD 1-day	HKD 1-day
Tokyo Overnight Average Rate:
JPY 1-day
Overnight TIIE Funding Rate:
MXN 1-day
Stockholm Overnight Interbank Offer Rate:

72	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2025	BlackRock Total Return Fund

  The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

SEK 1-day
Overnight Bank Funding Rate:
USD 1-day
Rand Overnight Interest Rate Fixing:
ZAR 1-day

(h)
Range:	0-350 basis points
Benchmarks:	Overnight Reserve Bank of Australia Rate:
AUD 1-day
Bank of Canada Overnight Rate Target:
CAD 1-day
Swiss Average Rate O/N:
CHF 1-day
Copenhagen Interbank Swap Rate:
DKK 1-week
Euro Short-Term Rate:
EUR 1-day
Sterling Overnight Index Average:
GBP 1-day
Hong Kong Overnight Index Average:
HKD 1-day
Tokyo Overnight Average Rate:
JPY 1-day
Overnight TIIE Funding Rate:
MXN 1-day
Norwegian Overnight Weighted Average:
NOK 1-day
Stockholm Overnight Interbank Offer Rate:
SEK 1-day
Overnight Bank Funding Rate:
USD 1-day
Johannesburg Interbank Agreed Rate:
ZAR 1-month

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Barclays Bank PLC, as of period end, termination dates March 23, 2026 to February 25, 2027:

	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Aerospace & Defense
Textron, Inc.	20,700	$1,495,575	(14.6)%

Automobiles
General Motors Co.	21,600	1,015,848	(9.9)%

Banks
Citigroup, Inc.	17,700	1,256,523	(12.3)%
Credicorp Ltd.	6,300	1,172,808	(11.5)%
NatWest Group .PLC	179,200	1,058,067	(10.3)%
PNC Financial Services Group, Inc. (The)	13,900	2,443,203	(23.8)%

		5,930,601

Beverages
PepsiCo, Inc.	13,500	2,024,190	(19.8)%

	Shares	Value	% of Basket Value

Broadline Retail
B&M European Value Retail SA	287,400	$970,808	(9.5)%
Next PLC	11,000	1,584,828	(15.4)%

		2,555,636

Building Products
Geberit AG, Registered Shares	2,800	1,754,163	(17.1)%

Capital Markets
Japan Exchange Group, Inc.	148,400	1,527,174	(14.9)%
Morgan Stanley	10,700	1,248,369	(12.2)%

		2,775,543

Chemicals
Air Water, Inc.	70,900	896,736	(8.7)%
Kuraray Co. Ltd.	78,900	972,243	(9.5)%
Nippon Paint Holdings Co. Ltd.	80,000	600,765	(5.9)%

		2,469,744

Communications Equipment
Arista Networks, Inc.	11,100	860,028	(8.4)%

Construction & Engineering
Kinden Corp.	38,000	852,125	(8.3)%
Obayashi Corp.	115,600	1,542,144	(15.1)%
SHO-BOND Holdings Co. Ltd.	54,900	1,754,801	(17.1)%

		4,149,070

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	73

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2025	BlackRock Total Return Fund

	Shares	Value	% of Basket Value

Construction Materials
CRH PLC	17,300	$1,521,881	(14.8)%

Consumer Staples Distribution & Retail
Costco Wholesale Corp.	2,300	2,175,294	(21.2)%

Diversified Telecommunication Services
Elisa Oyj	39,800	1,940,051	(18.9)%
Telenor ASA	192,200	2,746,341	(26.8)%
Verizon Communications, Inc.	37,700	1,710,072	(16.7)%

		6,396,464

Electrical Equipment
Rockwell Automation, Inc.	3,700	956,006	(9.3)%
Siemens Energy AG	10,100	598,748	(5.9)%
Ushio, Inc.	84,600	1,049,556	(10.2)%

		2,604,310

Electronic Equipment, Instruments & Components
Hamamatsu Photonics KK	84,700	825,696	(8.0)%
TE Connectivity PLC	8,900	1,257,748	(12.3)%

		2,083,444

Entertainment
Nexon Co. Ltd.	66,600	912,177	(8.9)%
Tencent Music Entertainment Group, ADR	62,300	897,743	(8.7)%
Walt Disney Co. (The)	11,600	1,144,920	(11.2)%

		2,954,840

Food Products
Archer-Daniels-Midland Co.	13,500	648,135	(6.3)%
Kikkoman Corp.	92,100	888,460	(8.7)%

		1,536,595

Ground Transportation
CSX Corp.	71,000	2,089,530	(20.4)%

Health Care Equipment & Supplies
Hoya Corp.	6,100	688,437	(6.7)%

Health Care Providers & Services
As One Corp.	49,800	773,057	(7.6)%
Universal Health Services, Inc., Class B	5,300	995,870	(9.7)%

		1,768,927

Health Care REITs
Ventas, Inc.	25,500	1,753,380	(17.1)%

Hotels, Restaurants & Leisure
DoorDash, Inc., Class A	7,700	1,407,329	(13.7)%
Marriott International, Inc./MD, Class A	5,800	1,381,560	(13.5)%

		2,788,889

Household Products
Henkel AG & Co. KGaA, Preference Shares, NVS	14,400	1,145,767	(11.2)%
Unicharm Corp.	88,300	703,291	(6.8)%

		1,849,058

Insurance
Aegon Ltd.	160,900	1,056,764	(10.3)%
NN Group NV	24,000	1,335,499	(13.0)%

		2,392,263

	Shares	Value	% of Basket Value

Interactive Media & Services
Kakaku.com, Inc.	62,600	$896,582	(8.8)%
Match Group, Inc.	31,300	976,560	(9.5)%

		1,873,142

IT Services
Capgemini SE	6,100	916,574	(8.9)%

Media
AMC Networks, Inc., Class A	45,315	311,767	(3.0)%

Metals & Mining
Mitsui Mining & Smelting Co. Ltd.	35,900	1,051,638	(10.3)%

Multi-Utilities
Engie SA	57,400	1,118,487	(10.9)%

Oil, Gas & Consumable Fuels
EOG Resources, Inc.	10,000	1,282,400	(12.5)%

Personal Care Products
Rohto Pharmaceutical Co. Ltd.	67,800	1,015,217	(9.9)%

Pharmaceuticals
Galderma Group AG	6,600	698,047	(6.8)%
Zoetis, Inc.	9,500	1,564,175	(15.3)%

		2,262,222

Semiconductors & Semiconductor Equipment
Socionext, Inc.	53,000	643,561	(6.3)%

Textiles, Apparel & Luxury Goods
Goldwin, Inc.	12,500	690,202	(6.7)%
Lululemon Athletica, Inc.	2,100	594,426	(5.8)%
LVMH Moet Hennessy Louis Vuitton SE	1,500	928,918	(9.1)%

		2,213,546

Trading Companies & Distributors
Ashtead Group PLC	11,300	610,954	(6.0)%

Transportation Infrastructure
Kamigumi Co. Ltd.	40,700	952,524	(9.3)%

Total Reference Entity — Long		71,885,742

Reference Entity — Short

Common Stocks

Air Freight & Logistics
InPost SA	51,000	(748,490)	7.3%
SG Holdings Co. Ltd.	111,800	(1,114,971)	10.9%

		(1,863,461)

Automobiles
Volkswagen AG, Preference Shares, NVS	10,000	(1,020,382)	10.0%

Banks
ABN AMRO Bank NV	100,200	(2,111,353)	20.6%
Commerzbank AG	28,000	(640,780)	6.3%
Concordia Financial Group Ltd.	184,300	(1,223,573)	11.9%
KeyCorp	91,400	(1,461,486)	14.3%
Nordea Bank Abp	115,200	(1,469,373)	14.3%
Societe Generale SA	41,900	(1,890,273)	18.4%
Standard Chartered PLC	60,100	(891,846)	8.7%

		(9,688,684)

74	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2025	BlackRock Total Return Fund

	Shares	Value	% of Basket Value

Beverages
Remy Cointreau SA	2,300	$(107,491)	1.1%
Sapporo Holdings Ltd.	10,100	(515,913)	5.0%

		(623,404)

Building Products
AGC, Inc.	20,600	(627,121)	6.1%
Allegion PLC	1,600	(208,736)	2.0%

		(835,857)

Capital Markets
SBI Holdings, Inc.	36,200	(977,506)	9.5%

Chemicals
Arkema SA	24,700	(1,891,308)	18.5%
BASF SE	37,000	(1,854,768)	18.1%
Linde PLC	2,800	(1,303,792)	12.7%
Syensqo SA	11,700	(798,438)	7.8%
UBE Corp.	50,600	(738,779)	7.2%

		(6,587,085)

Consumer Staples Distribution & Retail
Aeon Co. Ltd.	41,000	(1,028,277)	10.0%
Kobe Bussan Co. Ltd.	29,200	(679,847)	6.7%
MatsukiyoCocokara & Co.	99,000	(1,548,755)	15.1%

		(3,256,879)

Containers & Packaging
International Paper Co.	1,824	(97,191)	0.9%

Diversified REITs
United Urban Investment Corp.	800	(793,449)	7.7%

Diversified Telecommunication Services
Deutsche Telekom AG, Registered Shares	49,100	(1,812,771)	17.7%

Electronic Equipment, Instruments & Components
Omron Corp.	23,800	(672,034)	6.6%
Trimble, Inc.	17,400	(1,142,310)	11.1%

		(1,814,344)

Energy Equipment & Services
Schlumberger NV	20,800	(869,440)	8.5%

Financial Services
Mitsubishi HC Capital, Inc.	197,000	(1,334,953)	13.0%
Zenkoku Hosho Co. Ltd.	37,400	(742,967)	7.3%

		(2,077,920)

Food Products
Kagome Co. Ltd.	36,900	(723,611)	7.0%
Yakult Honsha Co. Ltd.	49,900	(949,521)	9.3%

		(1,673,132)

Ground Transportation
Ayvens SA	87,500	(767,875)	7.5%
Central Japan Railway Co.	56,500	(1,077,690)	10.5%
Hankyu Hanshin Holdings, Inc.	77,800	(2,093,387)	20.4%

		(3,938,952)

Health Care Equipment & Supplies
Nipro Corp.	44,600	(404,860)	4.0%
Solventum Corp.	9,500	(722,380)	7.0%

		(1,127,240)

	Shares	Value	% of Basket Value

Hotel & Resort REITs
Invincible Investment Corp.	1,200	$(505,661)	4.9%

Hotels, Restaurants & Leisure
Heiwa Corp.	56,900	(892,493)	8.7%

Household Durables
SEB SA	9,100	(860,730)	8.4%

Industrial Conglomerates
Siemens AG, Registered Shares	5,900	(1,362,583)	13.3%

Insurance
Assurant, Inc.	5,100	(1,069,725)	10.4%
Beazley PLC	75,000	(903,281)	8.8%

		(1,973,006)

IT Services
Fujitsu Ltd.	22,200	(441,800)	4.3%
NTT Data Group Corp.	12,800	(231,873)	2.3%
SCSK Corp.	14,200	(351,133)	3.4%

		(1,024,806)

Machinery
Dover Corp.	8,800	(1,545,984)	15.1%
Georg Fischer AG, Registered Shares	22,500	(1,646,750)	16.1%
Hoshizaki Corp.	17,900	(692,885)	6.7%
Kawasaki Heavy Industries Ltd.	8,800	(531,169)	5.2%
Parker-Hannifin Corp.	3,600	(2,188,260)	21.3%
Spirax Group PLC	9,200	(741,647)	7.2%
Sumitomo Heavy Industries Ltd.	52,400	(1,073,392)	10.5%

		(8,420,087)

Media
Dentsu Group, Inc.	42,100	(929,762)	9.1%
WPP PLC	183,400	(1,393,662)	13.6%

		(2,323,424)

Metals & Mining
Nippon Steel Corp.	86,800	(1,857,613)	18.1%
Sumitomo Metal Mining Co. Ltd.	59,700	(1,304,972)	12.8%

		(3,162,585)

Paper & Forest Products
Oji Holdings Corp.	176,200	(738,613)	7.2%

Personal Care Products
Kenvue, Inc.	79,400	(1,904,012)	18.6%
Kose Corp.	15,400	(639,080)	6.2%
Unilever PLC	28,800	(1,718,412)	16.8%

		(4,261,504)

Pharmaceuticals
AstraZeneca PLC	4,900	(719,540)	7.0%
Bristol-Myers Squibb Co.	11,300	(689,187)	6.7%
Hikma Pharmaceuticals PLC	38,800	(980,169)	9.6%
Ono Pharmaceutical Co. Ltd.	176,700	(1,901,053)	18.6%
Sandoz Group AG	14,000	(587,077)	5.7%

		(4,877,026)

Professional Services
Dayforce, Inc.	11,900	(694,127)	6.8%
Paychex, Inc.	12,000	(1,851,360)	18.1%
Paycom Software, Inc.	3,200	(699,136)	6.8%

		(3,244,623)

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	75

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2025	BlackRock Total Return Fund

	Shares	Value	% of Basket Value

Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	8,700	$(893,838)	8.7%
Analog Devices, Inc.	4,000	(806,680)	7.9%
Lasertec Corp.	3,200	(275,041)	2.7%
Shinko Electric Industries Co. Ltd.	9,600	(470,683)	4.6%

		(2,446,242)

Software
SAP SE	900	(241,155)	2.4%
Temenos AG	15,200	(1,180,160)	11.5%

		(1,421,315)

Specialty Retail
Avolta AG	32,400	(1,419,267)	13.8%

Technology Hardware, Storage & Peripherals
Ricoh Co. Ltd.	94,700	(1,001,752)	9.8%

Textiles, Apparel & Luxury Goods
adidas AG	3,600	(849,098)	8.3%
Kering SA	4,600	(956,985)	9.3%

		(1,806,083)

Trading Companies & Distributors
Sumitomo Corp.	33,000	(752,989)	7.3%

Wireless Telecommunication Services
SoftBank Group Corp.	11,400	(583,109)	5.7%

Total Reference Entity — Short		(82,135,595)

Net Value of Reference Entity — Barclays Bank PLC		$(10,249,853)

The following table represents the individual long and short positions and relatedvalues of equity securities underlying the total return swap with Citibank N.A., asof period end, termination dates February 26, 2026 to February 24, 2028:

	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Aerospace & Defense
Kongsberg Gruppen ASA	3,300	$483,830	(3.9)%
Lockheed Martin Corp.	6,000	2,680,260	(21.7)%
Rolls-Royce Holdings PLC	115,400	1,121,615	(9.1)%
TransDigm Group, Inc.	800	1,106,632	(8.9)%

		5,392,337

Automobile Components
Magna International, Inc.	22,700	771,521	(6.2)%

Banks
Fifth Third Bancorp	32,000	1,254,400	(10.1)%

Beverages
Molson Coors Beverage Co., Class B	20,300	1,235,661	(10.0)%

Broadline Retail
MercadoLibre, Inc.	500	975,435	(7.9)%

	Shares	Value	% of Basket Value

Building Products
Daikin Industries Ltd.	8,200	$889,853	(7.2)%

Capital Markets
Amundi SA	9,400	736,447	(5.9)%
MSCI, Inc.	3,600	2,035,800	(16.5)%
Northern Trust Corp.	12,900	1,272,585	(10.3)%
State Street Corp.	10,100	904,253	(7.3)%
T Rowe Price Group, Inc.	16,700	1,534,229	(12.4)%

		6,483,314

Chemicals
LyondellBasell Industries NV, Class A	21,200	1,492,480	(12.0)%
Nissan Chemical Corp.	36,500	1,086,722	(8.8)%

		2,579,202

Construction & Engineering
Shimizu Corp.	98,900	880,259	(7.1)%

Consumer Finance
American Express Co.	11,200	3,013,360	(24.4)%

Electrical Equipment
NIDEC Corp.	33,400	560,528	(4.5)%

Electronic Equipment, Instruments & Components
Azbil Corp.	88,000	683,618	(5.5)%
Jeol Ltd.	31,900	988,411	(8.0)%

		1,672,029

Entertainment
Netflix, Inc.	2,500	2,331,325	(18.8)%

Financial Services
GMO Payment Gateway, Inc.	8,900	473,559	(3.8)%

Food Products
JDE Peet’s NV	64,100	1,401,452	(11.3)%
Nichirei Corp.	79,400	939,153	(7.6)%

		2,340,605

Ground Transportation
Kintetsu Group Holdings Co. Ltd.	25,500	544,751	(4.4)%

Health Care Equipment & Supplies
Asahi Intecc Co. Ltd.	56,400	911,065	(7.4)%
Dexcom, Inc.	15,300	1,044,837	(8.4)%
Olympus Corp.	73,900	967,405	(7.8)%
ResMed, Inc.	3,100	693,935	(5.6)%

		3,617,242

Health Care REITs
Healthpeak Properties, Inc.	55,000	1,112,100	(9.0)%

Hotels, Restaurants & Leisure
Accor SA	25,200	1,149,253	(9.3)%
Booking Holdings, Inc.	300	1,382,073	(11.2)%
Sodexo SA	21,200	1,361,659	(11.0)%

		3,892,985

Household Durables
Garmin Ltd.	5,100	1,107,363	(9.0)%

Household Products
Procter & Gamble Co. (The)	8,800	1,499,696	(12.1)%

76	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2025	BlackRock Total Return Fund

	Shares	Value	% of Basket Value

Independent Power and Renewable Electricity Producers
AES Corp. (The)	50,300	$624,726	(5.0)%

Insurance
Allianz SE, Registered Shares	6,000	2,296,259	(18.6)%
Erie Indemnity Co., Class A, NVS	1,900	796,195	(6.4)%

		3,092,454

IT Services
Snowflake, Inc., Class A	4,200	613,872	(5.0)%

Leisure Products
Yamaha Corp.	114,100	885,453	(7.2)%

Machinery
Atlas Copco AB, A Shares	59,000	942,433	(7.6)%

Multi-Utilities
Centrica PLC	428,700	830,071	(6.7)%
Consolidated Edison, Inc.	8,400	928,956	(7.5)%

		1,759,027

Oil, Gas & Consumable Fuels
Cheniere Energy, Inc.	7,400	1,712,360	(13.8)%
Inpex Corp.	85,700	1,188,727	(9.6)%
Marathon Petroleum Corp.	4,900	713,881	(5.8)%
TC Energy Corp.	40,500	1,912,637	(15.5)%
Valero Energy Corp.	7,700	1,016,939	(8.2)%

		6,544,544

Personal Care Products
L’Oreal SA	2,000	743,386	(6.0)%

Pharmaceuticals
Merck & Co., Inc.	8,200	736,032	(5.9)%
Merck KGaA	5,200	715,572	(5.8)%

		1,451,604

Professional Services
Automatic Data Processing, Inc.	8,000	2,444,240	(19.8)%

Semiconductors & Semiconductor Equipment
NXP Semiconductors NV	4,400	836,264	(6.7)%
Rorze Corp.	43,800	418,300	(3.4)%

		1,254,564

Software
Autodesk, Inc.	5,600	1,466,080	(11.8)%
Fair Isaac Corp.	400	737,664	(6.0)%
Intuit, Inc.	3,500	2,148,965	(17.4)%

		4,352,709

Specialized REITs
Digital Realty Trust, Inc.	5,000	716,450	(5.8)%

Specialty Retail
Ulta Beauty, Inc.	2,900	1,062,966	(8.6)%

Technology Hardware, Storage & Peripherals
FUJIFILM Holdings Corp.	51,500	986,687	(8.0)%
HP, Inc.	83,000	2,298,270	(18.6)%

		3,284,957

Wireless Telecommunication Services
Vodafone Group PLC	771,100	724,542	(5.9)%

Total Reference Entity — Long		73,125,452

	Shares	Value	% of Basket Value

Reference Entity — Short

Common Stocks

Aerospace & Defense
Axon Enterprise, Inc.	1,200	$(631,140)	5.1%

Automobiles
Bayerische Motoren Werke AG	10,600	(854,756)	6.9%

Banks
NU Holdings Ltd., Class A	84,400	(864,256)	7.0%
Svenska Handelsbanken AB, A Shares	86,600	(978,711)	7.9%

		(1,842,967)

Beverages
Coca-Cola Co. (The)	22,100	(1,582,802)	12.8%
Coca-Cola Europacific Partners PLC	22,100	(1,923,363)	15.5%
Monster Beverage Corp.	13,300	(778,316)	6.3%
Pernod Ricard SA	19,400	(1,916,577)	15.5%

		(6,201,058)

Building Products
Allegion PLC	7,200	(939,312)	7.6%
Nibe Industrier AB, B Shares	160,500	(610,463)	4.9%

		(1,549,775)

Capital Markets
Blackstone, Inc.	9,500	(1,327,910)	10.7%
Brookfield Asset Management Ltd., Class A	38,700	(1,873,348)	15.1%
Deutsche Bank AG, Registered Shares	32,200	(767,557)	6.2%
Intercontinental Exchange, Inc.	8,100	(1,397,250)	11.3%
KKR & Co., Inc.	10,000	(1,156,100)	9.4%

		(6,522,165)

Chemicals
Albemarle Corp.	15,500	(1,116,310)	9.0%
Corteva, Inc.	11,700	(736,281)	6.0%
Ecolab, Inc.	6,500	(1,647,880)	13.3%
Sherwin-Williams Co. (The)	2,600	(907,894)	7.3%

		(4,408,365)

Commercial Services & Supplies
Republic Services, Inc.	5,900	(1,428,744)	11.5%

Communications Equipment
Cisco Systems, Inc.	17,900	(1,104,609)	8.9%

Consumer Staples Distribution & Retail
Dollar General Corp.	10,100	(888,093)	7.2%
Dollar Tree, Inc.	23,000	(1,726,610)	13.9%

		(2,614,703)

Containers & Packaging
Packaging Corp. of America	7,900	(1,564,358)	12.6%
Smurfit WestRock PLC	35,300	(1,590,618)	12.9%

		(3,154,976)

Distributors
LKQ Corp.	56,200	(2,390,748)	19.3%

Financial Services
Berkshire Hathaway, Inc., Class B	2,700	(1,437,966)	11.6%
Fiserv, Inc.	8,500	(1,877,055)	15.2%
Wise PLC, Class A	41,500	(509,408)	4.1%

		(3,824,429)

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	77

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2025	BlackRock Total Return Fund

	Shares	Value	% of Basket Value

Food Products
Orkla ASA	199,200	$(2,184,525)	17.7%

Health Care Equipment & Supplies
Abbott Laboratories	14,200	(1,883,630)	15.2%
DiaSorin SpA	7,279	(722,890)	5.9%

		(2,606,520)

Health Care Providers & Services
Cencora, Inc.	3,900	(1,084,551)	8.7%
Fresenius SE & Co. KGaA	26,900	(1,148,460)	9.3%

		(2,233,011)

Hotel & Resort REITs
Host Hotels & Resorts, Inc.	118,700	(1,686,727)	13.6%

Hotels, Restaurants & Leisure
McDonald’s Corp.	5,900	(1,842,983)	14.9%
Restaurant Brands International, Inc.	19,100	(1,273,245)	10.3%

		(3,116,228)

Household Durables
Barratt Redrow PLC	334,100	(1,837,834)	14.9%

Independent Power and Renewable Electricity Producers
Neoen SA	18,490	(796,731)	6.4%

Insurance
Loews Corp.	16,600	(1,525,706)	12.3%

IT Services
International Business Machines Corp.	8,300	(2,063,878)	16.7%

Machinery
Deere & Co.	2,300	(1,079,505)	8.7%
Fortive Corp.	12,800	(936,704)	7.6%
Pentair PLC	15,300	(1,338,444)	10.8%
Xylem, Inc./NY	10,300	(1,230,438)	10.0%

		(4,585,091)

Multi-Utilities
CenterPoint Energy, Inc.	29,000	(1,050,670)	8.5%

Oil, Gas & Consumable Fuels
APA Corp.	47,400	(996,348)	8.1%
Calumet, Inc.	22,535	(285,744)	2.3%
Devon Energy Corp.	26,100	(976,140)	7.9%
Diamondback Energy, Inc.	9,400	(1,502,872)	12.1%
Expand Energy Corp.	5,100	(567,732)	4.6%
Exxon Mobil Corp.	22,700	(2,699,711)	21.8%
ONEOK, Inc.	8,300	(823,526)	6.7%

		(7,852,073)

Pharmaceuticals
Haleon PLC	334,400	(1,688,789)	13.7%

Professional Services
Equifax, Inc.	5,900	(1,437,004)	11.6%

Real Estate Management & Development
CoStar Group, Inc.	8,100	(641,763)	5.2%

Semiconductors & Semiconductor Equipment
Lasertec Corp.	5,000	(429,752)	3.5%
Skyworks Solutions, Inc.	11,800	(762,634)	6.1%

		(1,192,386)

	Shares	Value	% of Basket Value

Software
AppLovin Corp., Class A	2,500	$(662,425)	5.3%
SAP SE	4,700	(1,259,364)	10.2%

		(1,921,789)

Specialized REITs
SBA Communications Corp.	3,300	(726,033)	5.9%

Specialty Retail
AutoZone, Inc.	300	(1,143,834)	9.2%
O’Reilly Automotive, Inc.	1,200	(1,719,096)	13.9%
Ross Stores, Inc.	7,500	(958,425)	7.8%

		(3,821,355)

Technology Hardware, Storage & Peripherals
Western Digital Corp.	27,700	(1,119,911)	9.1%

Trading Companies & Distributors
Howden Joinery Group PLC	139,000	(1,299,967)	10.5%
WW Grainger, Inc.	1,500	(1,481,745)	12.0%

		(2,781,712)

Wireless Telecommunication Services
Airtel Africa PLC	471,100	(1,014,329)	8.2%

Investment Companies

Equity Funds
SPDR S&P Oil & Gas Exploration & Production ETF	8,240	(1,085,290)	8.8%

Total Reference Entity — Short		(85,497,790)

Net Value of Reference Entity — Citibank N.A.		$(12,372,338)

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank N.A., as of period end, termination dates February 9, 2026 to February 11, 2026:

	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Aerospace & Defense
Huntington Ingalls Industries, Inc.	3,200	$652,928	(10.2)%

Banks
Banco de Sabadell SA	378,300	1,062,136	(16.6)%
Bank of Nova Scotia (The)	20,700	981,454	(15.3)%
Eagle Bancorp, Inc.	17,230	361,830	(5.6)%
Flagstar Financial, Inc.	281,517	3,271,227	(51.0)%
Grupo Financiero Banorte SAB de CV, Class O	80,800	560,975	(8.7)%
Japan Post Bank Co. Ltd.	70,300	713,797	(11.1)%

		6,951,419

Biotechnology
CSL Ltd.	8,500	1,337,809	(20.8)%

78	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2025	BlackRock Total Return Fund

	Shares	Value	% of Basket Value

Broadline Retail
Takashimaya Co. Ltd.	135,400	$1,101,384	(17.2)%

Capital Markets
B3 SA - Brasil Bolsa Balcao	337,700	721,388	(11.2)%

Chemicals
Evonik Industries AG	69,100	1,498,018	(23.3)%
Incitec Pivot Ltd.	707,500	1,134,687	(17.7)%

		2,632,705

Construction & Engineering
COMSYS Holdings Corp.	41,800	889,248	(13.8)%
GS Engineering & Construction Corp.	30,300	351,116	(5.5)%

		1,240,364

Construction Materials
Cemex SAB de CV, NVS	1,152,700	647,195	(10.1)%
GCC SAB de CV	106,600	977,525	(15.2)%

		1,624,720

Consumer Finance
Samsung Card Co. Ltd.	5,900	161,385	(2.5)%

Consumer Staples Distribution & Retail
Alimentation Couche-Tard, Inc.	21,800	1,075,116	(16.7)%
Axfood AB	53,400	1,199,558	(18.7)%

		2,274,674

Diversified Telecommunication Services
Koninklijke KPN NV	605,000	2,562,574	(39.9)%

Electrical Equipment
GE Vernova, Inc.	2,700	824,256	(12.8)%
Legrand SA	8,400	889,590	(13.9)%
Vestas Wind Systems A/S	68,600	949,047	(14.8)%

		2,662,893

Electronic Equipment, Instruments & Components
Alps Alpine Co. Ltd.	118,200	1,209,430	(18.9)%
Jabil, Inc.	7,700	1,047,739	(16.3)%

		2,257,169

Ground Transportation
Canadian National Railway Co.	21,800	2,121,450	(33.0)%

Health Care Equipment & Supplies
Alcon AG	11,200	1,062,712	(16.5)%

Health Care Providers & Services
Ship Healthcare Holdings, Inc.	23,200	310,504	(4.8)%

Insurance
AIA Group Ltd.	305,800	2,314,868	(36.0)%
Steadfast Group Ltd.	264,900	963,233	(15.0)%

		3,278,101

IT Services
GMO internet group, Inc.	35,800	736,672	(11.5)%

Life Sciences Tools & Services
Agilent Technologies, Inc.	6,800	795,464	(12.4)%

Machinery
Kurita Water Industries Ltd.	29,800	921,693	(14.4)%
MISUMI Group, Inc.	36,400	605,867	(9.4)%

		1,527,560

	Shares	Value	% of Basket Value

Marine Transportation
COSCO SHIPPING Holdings Co. Ltd., Class H	452,500	$713,967	(11.1)%

Media
AMC Networks, Inc., Class A	107,125	737,020	(11.5)%
Fox Corp., Class A, NVS	35,700	2,020,620	(31.4)%

		2,757,640

Metals & Mining
CMOC Group Ltd., Class H	1,101,000	910,100	(14.2)%
Evolution Mining Ltd.	182,100	814,786	(12.7)%
Fresnillo PLC	99,700	1,212,176	(18.9)%
Glencore PLC	277,600	1,016,053	(15.8)%

		3,953,115

Multi-Utilities
Consolidated Edison, Inc.	2,600	287,534	(4.5)%

Oil, Gas & Consumable Fuels
PetroChina Co. Ltd., Class H	1,084,000	878,861	(13.7)%
Santos Ltd.	343,200	1,438,160	(22.4)%

		2,317,021

Pharmaceuticals
Novo Nordisk A/S, Class B	23,900	1,634,242	(25.4)%

Real Estate Management & Development
City Developments Ltd.	266,000	989,395	(15.4)%
Henderson Land Development Co. Ltd.	510,000	1,466,908	(22.9)%
UOL Group Ltd.	293,100	1,286,093	(20.0)%

		3,742,396

Semiconductors & Semiconductor Equipment
MediaTek, Inc.	20,000	862,009	(13.4)%
Realtek Semiconductor Corp.	45,000	717,413	(11.2)%

		1,579,422

Specialty Retail
Mr. Price Group Ltd.	134,200	1,627,835	(25.4)%

Technology Hardware, Storage & Peripherals
Xiaomi Corp., Class B	97,000	613,790	(9.6)%

Tobacco
Altria Group, Inc.	26,900	1,614,538	(25.1)%
KT&G Corp.	12,400	852,893	(13.3)%

		2,467,431

Wireless Telecommunication Services
T-Mobile U.S., Inc.	4,100	1,093,511	(17.0)%

Total Reference Entity — Long		58,801,779

Reference Entity — Short

Common Stocks

Banks
Atlantic Union Bankshares Corp.	7,830	(243,826)	3.8%
Bendigo & Adelaide Bank Ltd.	183,500	(1,227,848)	19.1%
Commonwealth Bank of Australia	12,200	(1,160,145)	18.1%
Community Bank System, Inc.	6,998	(397,906)	6.2%
CVB Financial Corp.	18,856	(348,082)	5.4%
First Financial Holding Co. Ltd.	1,034,449	(848,793)	13.2%
Hua Nan Financial Holdings Co. Ltd.	1,067,497	(902,654)	14.0%

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	79

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2025	BlackRock Total Return Fund

	Shares	Value	% of Basket Value

Banks (continued)
National Australia Bank Ltd.	68,900	$(1,481,949)	23.1%
Provident Financial Services, Inc.	26,784	(459,881)	7.2%
ServisFirst Bancshares, Inc.	6,527	(539,130)	8.4%

		(7,610,214)

Beverages
Treasury Wine Estates Ltd.	312,700	(1,917,237)	29.9%

Biotechnology
Zealand Pharma A/S	9,300	(698,379)	10.9%

Building Products
ROCKWOOL A/S, B Shares	2,000	(829,016)	12.9%

Capital Markets
3i Group PLC	20,700	(973,327)	15.2%

Chemicals
Formosa Plastics Corp.	1,050,413	(1,167,177)	18.2%
Nan Ya Plastics Corp.	968,504	(882,390)	13.8%
Orica Ltd.	77,100	(824,058)	12.8%

		(2,873,625)

Containers & Packaging
International Paper Co.	15,369	(818,911)	12.7%
Orora Ltd.	466,700	(550,850)	8.6%

		(1,369,761)

Diversified REITs
Merlin Properties Socimi SA	68,000	(725,330)	11.3%

Diversified Telecommunication Services
Telstra Group Ltd.	797,400	(2,106,560)	32.8%

Health Care Equipment & Supplies
Ansell Ltd.	57,200	(1,218,206)	19.0%
Baxter International, Inc.	24,500	(838,635)	13.1%
Carl Zeiss Meditec AG	11,500	(760,164)	11.8%

		(2,817,005)

Hotels, Restaurants & Leisure
Aristocrat Leisure Ltd.	19,200	(776,508)	12.1%

Insurance
Cathay Financial Holding Co. Ltd.	27,907	(52,076)	0.8%
KGI Financial Holding Co. Ltd.	832,000	(434,491)	6.8%
Medibank Pvt Ltd.	420,300	(1,174,672)	18.3%

		(1,661,239)

IT Services
NEXTDC Ltd.	163,200	(1,168,916)	18.2%

Machinery
Seatrium Ltd.	507,130	(791,079)	12.3%

Media
MultiChoice Group	180,700	(1,081,638)	16.8%

Metals & Mining
Impala Platinum Holdings Ltd.	115,800	(797,209)	12.4%
Lynas Rare Earths Ltd.	290,500	(1,271,923)	19.8%
Mineral Resources Ltd.	38,500	(581,313)	9.0%
MMG Ltd.	4,236,000	(1,461,701)	22.8%

		(4,112,146)

	Shares	Value	% of Basket Value

Oil, Gas & Consumable Fuels
Orlen SA	73,700	$(1,298,127)	20.2%
Texas Pacific Land Corp.	300	(397,497)	6.2%

		(1,695,624)

Pharmaceuticals
Ono Pharmaceutical Co. Ltd.	11,400	(122,649)	1.9%

Retail REITs
Vicinity Ltd.	1,082,700	(1,499,206)	23.3%

Trading Companies & Distributors
Fastenal Co.	24,800	(1,923,240)	29.9%
Reece Ltd.	66,600	(660,814)	10.3%
SGH Ltd.	65,000	(2,040,405)	31.8%

		(4,624,459)

Investment Companies
Equity Funds
SPDR S&P Oil & Gas Exploration & Production ETF	37,519	(4,941,628)	77.0%

Fixed-Income Funds
iShares iBoxx $ Investment Grade Corporate Bond ETF	114,463	(12,440,983)	193.7%
Vanguard Intermediate-Term Corporate Bond ETF	102,576	(8,386,614)	130.6%

		(20,827,597)

Total Reference Entity — Short		(65,223,143)

Net Value of Reference Entity — JPMorgan Chase Bank N.A.		$(6,421,364)

The following table represents the individual long and short positions and relatedvalues of equity securities underlying the total return swap with Merrill Lynch International, as of period end, termination dates February 15, 2028 to March 15, 2028:

	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Air Freight & Logistics
ZTO Express Cayman, Inc.	38,500	$761,164	(5.8)%

Automobiles
Geely Automobile Holdings Ltd.	357,000	766,339	(5.8)%
Mazda Motor Corp.	101,300	648,154	(4.9)%
Stellantis NV	41,800	468,832	(3.6)%
Subaru Corp.	30,700	549,812	(4.2)%
Suzuki Motor Corp.	52,800	648,126	(4.9)%

		3,081,263

Banks
Banco Bilbao Vizcaya Argentaria SA	66,900	913,024	(6.9)%
Bankinter SA	200,900	2,233,040	(16.9)%
DNB Bank ASA	60,100	1,581,392	(12.0)%

80	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2025	BlackRock Total Return Fund

	Shares	Value	% of Basket Value

Banks (continued)
Itau Unibanco Holding SA, Preference Shares, NVS	475,770	$2,619,614	(19.9)%
Kyushu Financial Group, Inc.	153,700	765,152	(5.8)%

		8,112,222

Broadline Retail
JD.com, Inc., Class A	45,500	936,005	(7.1)%

Building Products
Belimo Holding AG, Registered Shares	3,000	1,849,543	(14.0)%
TOTO Ltd.	33,900	881,031	(6.7)%

		2,730,574

Capital Markets
Invesco Ltd.	65,700	996,669	(7.6)%
Magellan Financial Group Ltd.	219,000	1,056,260	(8.0)%

		2,052,929

Chemicals
Asahi Kasei Corp.	157,200	1,102,076	(8.4)%
Orbia Advance Corp. SAB de CV	1,047,700	794,050	(6.0)%
Symrise AG	23,000	2,384,503	(18.1)%

		4,280,629

Communications Equipment
VTech Holdings Ltd.	184,800	1,355,299	(10.3)%

Construction & Engineering
Eiffage SA	9,600	1,117,717	(8.5)%

Construction Materials
Asia Cement Corp.	775,000	1,095,230	(8.3)%
James Hardie Industries PLC, CDI	22,400	534,561	(4.1)%

		1,629,791

Consumer Finance
Synchrony Financial	22,200	1,175,268	(8.9)%

Consumer Staples Distribution & Retail
Endeavour Group Ltd./Australia	400,900	969,544	(7.3)%
J Sainsbury PLC	419,000	1,277,147	(9.7)%
Woolworths Group Ltd.	67,200	1,247,726	(9.5)%

		3,494,417

Containers & Packaging
Amcor PLC	166,100	1,611,170	(12.2)%

Diversified Telecommunication Services
TPG Telecom Ltd.	607,300	1,834,637	(13.9)%

Electric Utilities
SSE PLC	79,200	1,631,391	(12.4)%

Electronic Equipment, Instruments & Components
Genius Electronic Optical Co. Ltd.	46,000	551,169	(4.2)%

Entertainment
Electronic Arts, Inc.	5,000	722,600	(5.5)%
NetEase, Inc.	56,600	1,162,712	(8.8)%
Sea Ltd., ADR	4,700	613,303	(4.7)%

		2,498,615

Food Products
Morinaga & Co. Ltd.	49,900	834,369	(6.3)%

	Shares	Value	% of Basket Value

Health Care Equipment & Supplies
Intuitive Surgical, Inc.	1,800	$891,486	(6.8)%

Health Care Providers & Services
Alfresa Holdings Corp.	69,100	978,113	(7.4)%

Hotels, Restaurants & Leisure
Airbnb, Inc., Class A	6,900	824,274	(6.3)%
MGM China Holdings Ltd.	640,000	862,943	(6.5)%

		1,687,217

Household Products
Clorox Co. (The)	9,200	1,354,700	(10.3)%

Independent Power and Renewable Electricity Producers
Orsted AS	11,800	515,319	(3.9)%
RWE AG	49,000	1,749,522	(13.3)%

		2,264,841

Industrial Conglomerates
CITIC Ltd.	1,469,000	1,813,114	(13.8)%
LG Corp.	16,900	745,368	(5.6)%

		2,558,482

Insurance
Admiral Group PLC	57,600	2,126,599	(16.1)%
Porto Seguro SA	110,200	772,459	(5.9)%
Powszechny Zaklad Ubezpieczen SA	96,900	1,407,840	(10.7)%

		4,306,898

Interactive Media & Services
Rightmove PLC	86,800	772,793	(5.9)%

Life Sciences Tools & Services
Danaher Corp.	7,000	1,435,000	(10.9)%

Machinery
Airtac International Group	37,000	939,673	(7.1)%
IDEX Corp.	7,600	1,375,372	(10.5)%
Techtronic Industries Co. Ltd.	58,500	701,080	(5.3)%
Weichai Power Co. Ltd., Class H	361,000	760,320	(5.8)%

		3,776,445

Marine Transportation
Yang Ming Marine Transport Corp.	327,000	739,744	(5.6)%

Metals & Mining
BHP Group Ltd.	61,900	1,501,888	(11.4)%
China Hongqiao Group Ltd.	301,000	622,658	(4.7)%
Fortescue Ltd.	75,900	734,638	(5.6)%
Gerdau SA, Preference Shares, NVS	297,200	845,802	(6.4)%
Harmony Gold Mining Co. Ltd.	61,300	897,721	(6.8)%
IGO Ltd.	321,500	801,678	(6.1)%

		5,404,385

Office REITs
Gecina SA	16,900	1,585,787	(12.0)%

Oil, Gas & Consumable Fuels
Repsol SA	95,600	1,269,332	(9.6)%

Passenger Airlines
China Airlines Ltd.	820,000	560,490	(4.2)%

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	81

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2025	BlackRock Total Return Fund

	Shares	Value	% of Basket Value

Pharmaceuticals
Daiichi Sankyo Co. Ltd.	40,800	$971,606	(7.4)%
Santen Pharmaceutical Co. Ltd.	91,700	873,353	(6.6)%

		1,844,959

Professional Services
Persol Holdings Co. Ltd.	665,700	1,109,192	(8.4)%

Real Estate Management & Development
Castellum AB	137,900	1,519,784	(11.5)%

Semiconductors & Semiconductor Equipment
ASPEED Technology, Inc.	6,000	555,634	(4.2)%
STMicroelectronics NV	51,500	1,129,268	(8.6)%

		1,684,902

Software
Adobe, Inc.	6,200	2,377,886	(18.0)%

Specialty Retail
CarMax, Inc.	19,800	1,542,816	(11.7)%
Workman Co. Ltd.	16,600	463,344	(3.5)%

		2,006,160

Textiles, Apparel & Luxury Goods
Yue Yuen Industrial Holdings Ltd.	323,000	518,945	(3.9)%

Tobacco
Imperial Brands PLC	37,500	1,387,570	(10.5)%

Transportation Infrastructure
Transurban Group	351,600	2,961,416	(22.5)%

Total Reference Entity — Long		84,685,156

Reference Entity — Short

Common Stocks

Air Freight & Logistics
CH Robinson Worldwide, Inc.	11,400	(1,167,360)	8.8%
SG Holdings Co. Ltd.	18,100	(180,510)	1.4%

		(1,347,870)

Automobiles
NIO, Inc., Class A	142,272	(538,609)	4.1%

Banks
China Everbright Bank Co. Ltd., Class H	2,651,000	(1,080,549)	8.2%

Beverages
Davide Campari-Milano NV	146,200	(859,355)	6.5%
Tsingtao Brewery Co. Ltd., Class H	70,000	(504,083)	3.8%

		(1,363,438)

Broadline Retail
Dollarama, Inc.	12,400	(1,325,953)	10.1%

Building Products
AGC, Inc.	33,000	(1,004,611)	7.6%

Capital Markets
China International Capital Corp. Ltd., Class H	265,200	(498,639)	3.8%

Chemicals
Clariant AG, Registered Shares	102,900	(1,115,171)	8.5%

Construction & Engineering
China Railway Group Ltd., Class H	1,828,000	(808,677)	6.1%

	Shares	Value	% of Basket Value

Consumer Staples Distribution & Retail
JD Health International, Inc.	223,900	$(956,077)	7.3%
Koninklijke Ahold Delhaize NV	32,800	(1,225,246)	9.3%
Seven & i Holdings Co. Ltd.	47,500	(687,843)	5.2%

		(2,869,166)

Containers & Packaging
International Paper Co.	25,700	(1,371,095)	10.4%

Diversified REITs
United Urban Investment Corp.	600	(595,087)	4.5%

Diversified Telecommunication Services
Telefonica SA	365,700	(1,723,684)	13.1%

Electric Utilities
CLP Holdings Ltd.	68,500	(557,643)	4.2%
Endesa SA	39,100	(1,035,832)	7.9%
Xcel Energy, Inc.	17,100	(1,210,509)	9.2%

		(2,803,984)

Electronic Equipment, Instruments & Components
Keysight Technologies, Inc.	4,500	(673,965)	5.1%
Teledyne Technologies, Inc.	2,000	(995,420)	7.6%

		(1,669,385)

Food Products
Lamb Weston Holdings, Inc.	18,700	(996,710)	7.5%
MEIJI Holdings Co. Ltd.	35,100	(760,551)	5.8%

		(1,757,261)

Ground Transportation
Canadian Pacific Kansas City Ltd.	17,800	(1,249,173)	9.5%
MTR Corp. Ltd.	518,000	(1,697,051)	12.8%
Norfolk Southern Corp.	5,400	(1,278,990)	9.7%
Rumo SA	290,100	(827,630)	6.3%

		(5,052,844)

Health Care Equipment & Supplies
Nipro Corp.	18,000	(163,396)	1.2%

Health Care Providers & Services
Molina Healthcare, Inc.	1,600	(527,024)	4.0%
Shanghai Pharmaceuticals Holding Co. Ltd.,
Class H	1,057,400	(1,521,965)	11.6%

		(2,048,989)

Hotel & Resort REITs
Invincible Investment Corp.	200	(84,277)	0.6%

Hotels, Restaurants & Leisure
Genting Singapore Ltd.	3,639,800	(2,019,695)	15.3%
Heiwa Corp.	44,100	(691,722)	5.3%
Meituan, Class B	31,100	(625,809)	4.7%

		(3,337,226)

Household Durables
Taylor Wimpey PLC	514,800	(723,290)	5.5%

Household Products
Church & Dwight Co., Inc.	11,600	(1,277,044)	9.7%

82	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2025	BlackRock Total Return Fund

	Shares	Value	% of Basket Value

Independent Power and Renewable Electricity Producers
China Resources Power Holdings Co. Ltd.	392,000	$(932,519)	7.1%
Engie Brasil Energia SA	264,700	(1,790,504)	13.6%

		(2,723,023)

Industrial Conglomerates
Alfa SAB de CV, Class A	2,222,597	(1,731,202)	13.1%
Grupo Carso SAB de CV	89,100	(519,157)	4.0%

		(2,250,359)

Industrial REITs
Warehouses De Pauw CVA	34,400	(815,491)	6.2%

Insurance
China Life Insurance Co. Ltd., Class H	463,000	(894,972)	6.8%
Hannover Rueck SE	3,500	(1,043,202)	7.9%
Prudential Financial, Inc.	8,700	(971,616)	7.4%

		(2,909,790)

Interactive Media & Services
Kuaishou Technology	126,500	(887,089)	6.7%

IT Services
Bechtle AG	18,400	(687,235)	5.2%
Fujitsu Ltd.	34,800	(692,551)	5.3%
NEC Corp.	58,500	(1,246,092)	9.5%
NTT Data Group Corp.	46,200	(836,916)	6.3%
SCSK Corp.	16,100	(398,116)	3.0%

		(3,860,910)

Life Sciences Tools & Services
Bachem Holding AG	16,000	(945,030)	7.2%
Charles River Laboratories International, Inc.	4,900	(737,548)	5.6%

		(1,682,578)

Machinery
DMG Mori Co. Ltd.	42,700	(834,041)	6.3%
Hoshizaki Corp.	1,500	(58,063)	0.4%
Mitsubishi Heavy Industries Ltd.	38,800	(666,335)	5.1%

		(1,558,439)

Marine Transportation
SITC International Holdings Co. Ltd.	293,000	(796,375)	6.0%

Media
Charter Communications, Inc., Class A	2,500	(921,325)	7.0%
CyberAgent, Inc.	68,800	(523,540)	4.0%
MultiChoice Group	29,800	(178,377)	1.3%

		(1,623,242)

Metals & Mining
Shandong Gold Mining Co. Ltd., Class H	263,000	(628,050)	4.8%
Sumitomo Metal Mining Co. Ltd.	13,500	(295,094)	2.2%
Wheaton Precious Metals Corp.	11,700	(907,918)	6.9%

		(1,831,062)

Oil, Gas & Consumable Fuels
Neste Oyj	126,200	(1,167,253)	8.9%
Tourmaline Oil Corp.	12,900	(622,119)	4.7%

		(1,789,372)

Paper & Forest Products
Oji Holdings Corp.	6,500	(27,247)	0.2%

	Shares	Value	% of Basket Value

Personal Care Products
Kobayashi Pharmaceutical Co. Ltd.	28,500	$(1,079,671)	8.2%
Kose Corp.	600	(24,899)	0.2%

		(1,104,570)

Professional Services
Teleperformance SE	7,100	(713,913)	5.4%

Real Estate Management & Development
CapitaLand Investment Ltd./Singapore	716,400	(1,448,922)	11.0%
Daito Trust Construction Co. Ltd.	7,600	(777,664)	5.9%
Hang Lung Properties Ltd.	2,082,000	(1,781,214)	13.5%
Wharf Holdings Ltd. (The)	174,000	(413,229)	3.1%
Wharf Real Estate Investment Co. Ltd.	456,000	(1,107,226)	8.4%

		(5,528,255)

Residential REITs
Mid-America Apartment Communities, Inc.	6,700	(1,122,786)	8.5%

Semiconductors & Semiconductor Equipment
First Solar, Inc.	6,100	(771,223)	5.9%
Intel Corp.	26,300	(597,273)	4.5%

		(1,368,496)

Software
Palantir Technologies, Inc., Class A	6,400	(540,160)	4.1%

Specialized REITs
Public Storage	5,200	(1,556,308)	11.8%

Specialty Retail
Zalando SE	18,700	(648,615)	4.9%

Technology Hardware, Storage & Peripherals
Super Micro Computer, Inc.	22,000	(753,280)	5.7%

Textiles, Apparel & Luxury Goods
Asics Corp.	32,200	(682,884)	5.2%

Trading Companies & Distributors
Beijer Ref AB	47,600	(669,605)	5.1%
Howden Joinery Group PLC	32,900	(307,690)	2.3%

		(977,295)

Transportation Infrastructure
Santos Brasil Participacoes SA	279,500	(651,430)	4.9%
SATS Ltd.	258,800	(591,370)	4.5%

		(1,242,800)

Water Utilities
Cia de Saneamento Basico do Estado de Sao
Paulo SABESP	39,400	(705,360)	5.4%

Wireless Telecommunication Services
MTN Group Ltd.	82,500	(554,485)	4.2%
SoftBank Group Corp.	5,700	(291,554)	2.2%

		(846,039)

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	83

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2025	BlackRock Total Return Fund

	Shares	Value	% of Basket Value

Investment Companies

Fixed-Income Funds
iShares iBoxx $ Investment Grade Corporate Bond ETF	85,982	$(9,345,384)	70.9%
iShares Preferred & Income Securities ETF	436,500	(13,413,645)	101.8%

		(22,759,029)

Total Reference Entity — Short		(97,865,012)

	Shares	Value	% of Basket Value

Fixed-Income Funds (continued)

Net Value of Reference Entity — Merrill Lynch International		$(13,179,856)

Balances Reported in the Consolidated Statement of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written

	Swap/Options Premiums Paid	Swap/Options Premiums Received	Unrealized Appreciation	Unrealized Depreciation	Value
Centrally Cleared Swaps	$50,059,545	$(2,293,237)	$9,037,637	$(6,990,131)	$—
OTC Swaps	2,310,757	(2,669,040)	4,013,972	(5,089,126)	—
Options Written	N/A	(10,504,765)	7,748,713	(333,728)	(3,089,781)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Consolidated Statement of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$684,612	$—	$41,123,916	$—	$41,808,528
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	4,602,488	—	—	4,602,488
Options purchased
Investments at value — unaffiliated(b)	—	124,926	—	1,090,988	22,799,863	—	24,015,777
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps(a)	—	280,998	—	—	7,104,089	1,652,550	9,037,637
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums paid	—	3,184,584	2,270,353	—	869,792	—	6,324,729

	$—	$3,590,508	$2,954,965	$5,693,476	$71,897,660	$1,652,550	$85,789,159

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Consolidated Schedule of Investments (unaudited) (continued) March 31, 2025	BlackRock Total Return Fund

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$42,947	$—	$68,344	$—	$3,713,004	$—	$3,824,295
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	4,030,467	—	—	4,030,467
Options written
Options written at value	—	4,365	211,250	579,302	2,294,864	—	3,089,781
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps(a)	—	4,125,784	—	—	2,694,530	169,817	6,990,131
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums received	—	4,888,075	1,304,440	—	1,565,651	—	7,758,166

	$42,947	$9,018,224	$1,584,034	$4,609,769	$10,268,049	$169,817	$25,692,840

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Consolidated Schedule of Investments. In the Consolidated Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss)

(b)	Includes options purchased at value as reported in the Consolidated Schedule of Investments.

For the period ended March 31, 2025, the effect of derivative financial instruments in the Consolidated Statement of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$(5,260,713)	$—	$(161,131,477)	$—	$(166,392,190)
Forward foreign currency exchange contracts	—	—	—	18,525,462	—	—	18,525,462
Options purchased(a)	—	—	1,532,690	(5,870,234)	13,792,336	—	9,454,792
Options written	—	—	638,999	2,606,892	(15,296,196)	—	(12,050,305)
Swaps	—	12,233,886	(654,457)	—	(12,743,936)	—	(1,164,507)

	$ —	$12,233,886	$(3,743,481)	$15,262,120	$(175,379,273)	$—	$(151,626,748)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$46,701	$—	$1,119,691	$—	$39,220,724	$—	$40,387,116
Forward foreign currency exchange contracts	—	—	—	10,964,660	—	—	10,964,660
Options purchased(b)	—	29,931	—	(2,182,927)	(20,722,857)	—	(22,875,853)
Options written	—	7,652	(62,433)	3,911,089	16,898,783	—	20,755,091
Swaps	—	(3,986,996)	1,810,139	—	19,804,124	1,572,733	19,200,000

	$ 46,701	$(3,949,413)	$2,867,397	$12,692,822	$55,200,774	$1,572,733	$68,431,014

(a)	Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)	Options purchased are included in net change in unrealized appreciation (depreciation) on investments.

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	85

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2025	BlackRock Total Return Fund

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$5,698,254,038
Average notional value of contracts — short	365,717,886
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	800,602,418
Average amounts sold — in USD	262,515,682
Options:
Average value of option contracts purchased	6,099,457
Average value of option contracts written	1,863,589
Average notional value of swaption contracts purchased	8,463,940,557
Average notional value of swaption contracts written	9,229,954,229
Credit default swaps:
Average notional value — buy protection	234,607,133
Average notional value — sell protection	708,718,126
Total return swaps:
Average notional value	150,324,607
Interest rate swaps:
Average notional value — pays fixed rate	518,891,590
Average notional value — receives fixed rate	5,854,509,014
Inflation swaps:
Average notional value — receives fixed rate	340,959,398

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.

Derivative Financial Instruments – Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$930,244	$1,887,460
Forward foreign currency exchange contracts	4,602,488	4,030,467
Options(a)	24,015,777	3,089,781
Swaps — centrally cleared	—	113,520
Swaps — OTC(b)	6,324,729	7,758,166

Total derivative assets and liabilities in the Consolidated Statement of Assets and Liabilities	$35,873,238	$16,879,394

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(1,351,335)	(2,521,827)

Total derivative assets and liabilities subject to an MNA	$34,521,903	$14,357,567

(a)

Includes options purchased at value which is included in Investments at value — unaffiliated in the Consolidated Statement of Assets and Liabilities and reported in the Consolidated Schedule of Investments.

(b)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Consolidated Statement of Assets and Liabilities.

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non- Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)
Australia & New Zealand Banking Group Ltd.	$14,337	$(4,162)	$—	$—	$10,175
Bank of America N.A.	333,054	(333,054)	—	—	—
Bank of New York Mellon	345,921	—	—	—	345,921
Barclays Bank PLC	1,426,955	(458,692)	—	—	968,263
BNP Paribas S.A.	2,440,575	(1,348,844)	—	—	1,091,731
Citibank N.A.	2,444,022	(1,861,014)	—	—	583,008
Citigroup Global Markets, Inc.	559,093	(208,730)	—	(350,363)	—
Commonwealth Bank of Australia	111	—	—	—	111
Credit Agricole Corporate & Investment Bank	1,464	(1,464)	—	—	—
Deutsche Bank AG	8,047,374	(359,578)	—	(6,230,000)	1,457,796
Goldman Sachs Bank USA	3,371,835	(785,788)	—	—	2,586,047
Goldman Sachs International	4,855,346	(2,136,494)	—	(2,718,852)	—
HSBC Bank PLC	378,890	(378,890)	—	—	—

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Consolidated Schedule of Investments (unaudited) (continued) March 31, 2025	BlackRock Total Return Fund

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non- Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)
J.P. Morgan Securities LLC	$2,711	$(2,711)	$—	$—	$—
JPMorgan Chase Bank N.A.	575,213	(575,213)	—	—	—
Merrill Lynch International	1,429,781	—	—	—	1,429,781
Morgan Stanley & Co. International PLC	6,133,636	(987,789)	—	—	5,145,847
NatWest Markets PLC	224,481	(224,481)	—	—	—
Royal Bank of Canada	105,957	—	—	—	105,957
Societe Generale SA	18,334	(18,334)	—	—	—
Standard Chartered Bank	77,106	(77,106)	—	—	—
State Street Bank and Trust Co.	488,635	(273,753)	—	—	214,882
Toronto-Dominion Bank	186,421	(81,216)	—	—	105,205
UBS AG	1,060,651	(1,060,651)	—	—	—

	$34,521,903	$(11,177,964)	$—	$(9,299,215)	$14,044,724

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non- Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(d)
Australia & New Zealand Banking Group Ltd.	$4,162	$(4,162)	$—	$—	$—
Bank of America N.A.	1,789,303	(333,054)	—	(1,456,249)	—
Barclays Bank PLC	458,692	(458,692)	—	—	—
BNP Paribas S.A.	1,348,844	(1,348,844)	—	—	—
Citibank N.A.	1,861,014	(1,861,014)	—	—	—
Citigroup Global Markets, Inc.	208,730	(208,730)	—	—	—
Credit Agricole Corporate & Investment Bank	16,176	(1,464)	—	—	14,712
Deutsche Bank AG	359,578	(359,578)	—	—	—
Goldman Sachs Bank USA	785,788	(785,788)	—	—	—
Goldman Sachs International	2,136,494	(2,136,494)	—	—	—
HSBC Bank PLC	967,958	(378,890)	—	—	589,068
J.P. Morgan Securities LLC	35,802	(2,711)	—	—	33,091
JPMorgan Chase Bank N.A.	1,014,757	(575,213)	—	—	439,544
Morgan Stanley & Co. International PLC	987,789	(987,789)	—	—	—
NatWest Markets PLC	227,907	(224,481)	—	—	3,426
Societe Generale SA	43,485	(18,334)	—	—	25,151
Standard Chartered Bank	269,047	(77,106)	—	—	191,941
State Street Bank and Trust Co.	273,753	(273,753)	—	—	—
Toronto-Dominion Bank	81,216	(81,216)	—	—	—
UBS AG	1,487,072	(1,060,651)	(426,421)	—	—

	$14,357,567	$(11,177,964)	$(426,421)	$(1,456,249)	$1,296,933

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)

Net amount represents the net amount payable due to the counterparty in the event of default. Net amount may be offset further by the options written receivable/payable on the Consolidated Statement of Assets and Liabilities.

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	87

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2025	BlackRock Total Return Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$2,185,494,959	$52,330,192	$2,237,825,151
Common Stocks
Aerospace & Defense	6,211,779	—	9,829,050	16,040,829
Banks	32,182,776	—	—	32,182,776
Biotechnology	1,437,726	—	—	1,437,726
Broadline Retail	2,944,051	1,757,233	—	4,701,284
Building Products	1,480,426	—	—	1,480,426
Capital Markets	1,546,656	943,279	199,342	2,689,277
Communications Equipment	1,921,036	—	—	1,921,036
Consumer Finance	1,626,430	—	—	1,626,430
Consumer Staples Distribution & Retail	2,989,811	—	—	2,989,811
Diversified Telecommunication Services	1,696,294	—	—	1,696,294
Electrical Equipment	3,260,120	—	—	3,260,120
Energy Equipment & Services	11,654,912	—	—	11,654,912
Entertainment	7,126,815	580,799	—	7,707,614
Financial Services	1,517,196	—	13,520,705	15,037,901
Ground Transportation	1,414,133	—	—	1,414,133
Health Care Equipment & Supplies	6,110,780	—	—	6,110,780
Health Care Providers & Services	1,518,265	—	—	1,518,265
Hotel & Resort REITs	1,173,537	—	—	1,173,537
Hotels, Restaurants & Leisure	11,600,424	90,929	—	11,691,353
Household Durables	1,153,989	—	—	1,153,989
Independent Power and Renewable Electricity Producers	3,248,625	—	—	3,248,625
Insurance	3,045,256	—	—	3,045,256
Interactive Media & Services	2,816,872	—	—	2,816,872
IT Services	1,472,123	—	—	1,472,123
Life Sciences Tools & Services	1,404,725	—	—	1,404,725
Machinery	1,424,374	2,795,861	—	4,220,235
Media	1,737,545	—	—	1,737,545
Metals & Mining	10,429,100	—	—	10,429,100
Mortgage Real Estate Investment Trusts (REITs)	10,660,980	—	—	10,660,980
Oil, Gas & Consumable Fuels	7,804,542	—	5,504,442	13,308,984
Pharmaceuticals	1,479,205	—	—	1,479,205
Professional Services	2,949,019	—	—	2,949,019
Real Estate Management & Development	587,474	—	4,336,075	4,923,549
Residential REITs	4,814,458	—	—	4,814,458
Semiconductors & Semiconductor Equipment	4,453,258	—	—	4,453,258
Software	10,202,947	76,075	—	10,279,022
Specialty Retail	1,454,232	—	—	1,454,232
Wireless Telecommunication Services	1,486,955	—	—	1,486,955
Corporate Bonds	—	4,760,630,460	171,196,012	4,931,826,472
Fixed Rate Loan Interests	—	3,825,347	29,324,599	33,149,946
Floating Rate Loan Interests	—	93,561,738	168,016,433	261,578,171
Foreign Agency Obligations	—	28,262,445	—	28,262,445
Foreign Government Obligations	—	773,235,084	—	773,235,084
Investment Companies	80,470,828	—	—	80,470,828
Municipal Bonds	—	116,583,068	—	116,583,068
Non-Agency Mortgage-Backed Securities	—	2,267,291,799	52,511,873	2,319,803,672
Preferred Securities
Capital Trusts	—	18,106,902	—	18,106,902
Preferred Stocks	2,306,446	519,455	66,539,718	69,365,619
U.S. Government Sponsored Agency Securities	—	10,174,298,779	—	10,174,298,779
U.S. Treasury Obligations	—	3,654,937,083	—	3,654,937,083

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Consolidated Schedule of Investments (unaudited) (continued) March 31, 2025	BlackRock Total Return Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Warrants
Automobiles	$—	$—	$—	$—
Banks	—	2,146,651	—	2,146,651
Capital Markets	—	—	55,670	55,670
Hotels, Restaurants & Leisure	—	—	52,295	52,295
Machinery	74,893	20,439	—	95,332
Oil, Gas & Consumable Fuels	—	—	174,594	174,594
Passenger Airlines	—	2,584	—	2,584
Real Estate Management & Development	2,210	—	—	2,210
Software	22,597	—	2,202,923	2,225,520
Specialty Retail	15,249	—	753,655	768,904
Trading Companies & Distributors	6,134	—	—	6,134
Short-Term Securities
Money Market Funds	453,951,459	—	—	453,951,459
Options Purchased
Credit Contracts	—	124,926	—	124,926
Foreign Currency Exchange Contracts	—	1,090,988	—	1,090,988
Interest Rate Contracts	421,091	22,378,772	—	22,799,863
Unfunded Floating Rate Loan Interests(a)	—	75,538	—	75,538

Liabilities
TBA Sale Commitments	—	(3,170,531,800)	—	(3,170,531,800)
Unfunded Floating Rate Loan Interests (a)	—	—	(16,964)	(16,964)

	$709,309,753	$20,938,299,393	$576,530,614	$22,224,139,760

Derivative Financial Instruments(b)
Assets
Credit Contracts	$—	$1,154,825	$—	$1,154,825
Equity Contracts	684,612	2,270,353	—	2,954,965
Foreign Currency Exchange Contracts	—	4,586,263	—	4,586,263
Interest Rate Contracts	41,123,916	7,973,881	—	49,097,797
Other Contracts	—	1,652,550	—	1,652,550
Liabilities
Commodity Contracts	(42,947)	—	—	(42,947)
Credit Contracts	—	(6,349,184)	—	(6,349,184)
Equity Contracts	(279,594)	(1,304,440)	—	(1,584,034)
Foreign Currency Exchange Contracts	—	(4,593,544)	—	(4,593,544)
Interest Rate Contracts	(4,022,601)	(6,245,448)	—	(10,268,049)
Other Contracts	—	(169,817)	—	(169,817)

	$37,463,386	$(1,024,561)	$—	$36,438,825

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.

(b)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Fixed Rate Loan Interests	Floating Rate Loan Interests
Assets
Opening Balance, as of September 30, 2024	$21,539,348	$25,467,216	$157,472,285	$37,276,835	$143,248,121
Transfers into Level 3	—	—	6,127,157	—	17,209,124
Transfers out of Level 3	(1,500,000)	—	—	(4,986,558)	—
Accrued discounts/premiums	(4,915)	—	912,297	10,017	94,912
Net realized gain (loss)	(138,935)	(29)	2,231,910	12,309	(6,873,283)
Net change in unrealized appreciation (depreciation)(a)	295,747	1,941,269	4,338,075	(105,869)	7,009,908
Purchases	36,770,434	5,981,158	10,553,773	—	27,503,876
Sales	(4,631,487)	—	(10,439,485)	(2,882,135)	(20,176,225)

Closing Balance, as of March 31, 2025	$52,330,192	$33,389,614	$171,196,012	$29,324,599	$168,016,433

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2025(a)	$295,746	$126,616	$(355,521)	$(105,869)	$(201,717)

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	89

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2025	BlackRock Total Return Fund

	Non-Agency Mortgage-Backed Securities	Preferred Securities	Warrants	Unfunded Floating Rate Loan Interests	Total
Assets
Opening Balance, as of September 30, 2024	$53,444,000	$56,306,650	$4,040,333	$60,330	$498,855,118
Transfers into Level 3	—	—	—	—	23,336,281
Transfers out of Level 3	—	—	—	—	(6,486,558)
Accrued discounts/premiums	168,477	—	—	—	1,180,788
Net realized gain (loss)	—	—	—	—	(4,768,028)
Net change in unrealized appreciation (depreciation)(a)	86,332	2,364,981	(801,196)	(60,330)	15,068,917
Purchases	4,459,918	7,868,087	—	—	93,137,245
Sales	(5,646,854)	—	—	—	(43,776,186)

Closing Balance, as of March 31, 2025	$52,511,873	$66,539,718	$3,239,137	$—	$576,547,578

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2025(a)	$(100,900)	$—	$9,030,521	$(60,330)	$8,704,084

Unfunded Floating Rate Loan Interests
Liabilities
Opening Balance, as of September 30, 2024	$(744)
Transfers into Level 3	—
Transfers out of Level 3	—
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation (depreciation)(a)	(16,220)
Purchases	—
Sales	—

Closing Balance, as of March 31, 2025	$(16,964)

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2025(a)	$(16,220)

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2025, is generally due to investments no longer held or categorized as Level 3 at period end.

90	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2025	BlackRock Total Return Fund

The following table summarizes the valuation approaches used and unobservable inputs utilized by the valuation committee to determine the value of certain of the Fund’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $84,169,215. A significant change in third-party information could result in a significantly lower or higher value of such Level 3 financial instruments.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Asset Backed Securities	$30,147,902	Income	Discount Rate	7%-10%	8%
Non-Agency Mortgage-Backed Securities	9,968,818	Income	Discount Rate	9%	—
Common Stocks	33,119,042	Market	Volatility	44%	—
			Time to Exit	0.8 years	—
			EBITDA Multiple	14.50x - 24.95x	19.16x
			Discount for lack of marketability	9%	—
		Income	Discount Rate	10% - 15%	12%
Corporate Bonds	165,067,217	Income	Discount Rate	5% - 16%	11%
Floating Rate Loan Interests	162,875,360	Income	Discount Rate	6% - 15%	9%
			Estimated Recovery Value	44%	—
		Market	EBITDA Multiple	13.00x	—
Fixed Rate Loan Interests	29,324,599	Income	Discount Rate	7%	—
Preferred Stock	58,671,632	Income	Discount Rate	10% - 15%	13%
		Market	Revenue Multiple	2.75x-8.25x	8.08x
			EBITDA Multiple	8.50x	—
			Direct Profit Multiple	4.75x	—
			Volatility	47% -90%	64%
			Time to Exit	2.0 - 3.0 years	2.3 years
Warrants	3,186,829	Market	Revenue Multiple	2.75x-8.25x	7.85x
			Volatility	45% - 75%	47%
			Time to Exit	5.6 years	—
			Discount for lack of marketability	9%	—
		Income	Discount Rate	15%	—

	$492,361,399

(a)	A significant change in unobservable input could result in a correlated or inverse change in value.

See notes to consolidated financial statements

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	91

Consolidated Statement of Assets and Liabilities (unaudited) March 31, 2025

BlackRock Total Return Fund

ASSETS
Investments, at value — unaffiliated(a)(b)	$24,870,152,699
Investments, at value — affiliated(c)	524,460,287
Cash	3,217,170
Cash pledged:
Collateral — OTC derivatives	3,409,524
Futures contracts	52,917,010
Centrally cleared swaps	105,957,000
Foreign currency, at value(d)	44,276,015
Receivables:
Investments sold	338,733,452
Options written	124,782
Securities lending income — affiliated	3,057
Swaps	21,561,276
TBA sale commitments	3,161,219,327
Capital shares sold	42,838,062
Dividends — affiliated	1,371,848
Interest — unaffiliated	154,640,673
From the Manager	206,851
Variation margin on futures contracts	930,244
Swap premiums paid	2,310,757
Unrealized appreciation on:
Forward foreign currency exchange contracts	4,602,488
OTC swaps	4,013,972
Unfunded floating rate loan interests	75,538
Prepaid expenses	319,162

Total assets	29,337,341,194

LIABILITIES
Cash received:
Collateral — OTC derivatives	14,214,427
Collateral — TBA commitments	972
Centrally cleared swaps	370
Collateral on securities loaned	17,573,891
Options written, at value(e)	3,089,781
TBA sale commitments, at value(f)	3,170,531,800
Payables:
Investments purchased	6,342,050,742
Swaps	16,740,645
Capital shares redeemed	92,214,073
Income dividend distributions	8,957,492
Investment advisory fees	5,710,845
Directors’ and Officer’s fees	475,527
Options written	3,714
Other accrued expenses	1,817,687
Other affiliate fees	83,425
Registration fees	35,991
Service and distribution fees	338,789
Variation margin on futures contracts	1,887,460
Variation margin on centrally cleared swaps	113,520
Swap premiums received	2,669,040
Unrealized depreciation on:
Forward foreign currency exchange contracts	4,030,467
OTC swaps	5,089,126
Unfunded floating rate loan interests	16,964

Total liabilities	9,687,646,748

Commitments and contingent liabilities

NET ASSETS	$19,649,694,446

92	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Consolidated Statement of Assets and Liabilities (unaudited)(continued) March 31, 2025

BlackRock Total Return Fund

NET ASSETS CONSIST OF:
Paid-in capital	$23,121,895,269
Accumulated loss	(3,472,200,823)

NET ASSETS	$19,649,694,446

(a) Investments, at cost — unaffiliated	$25,640,457,824
(b) Securities loaned, at value	$17,059,350
(c) Investments, at cost — affiliated	$525,050,544
(d) Foreign currency, at cost	$44,143,807
(e) Premiums received	$10,504,765
(f) Proceeds from TBA sale commitments	$3,161,219,327

C O N S O L I D A T E D S T A T E M E N T O F A S S E T S A N D L I A B I L I T I E S	93

Consolidated Statement of Assets and Liabilities (unaudited) (continued) March 31, 2025

BlackRock Total Return Fund
NET ASSET VALUE

Institutional
Net assets	$11,151,682,167

Shares outstanding	1,129,557,435

Net asset value	$9.87

Shares authorized	1.6 billion

Par value	$0.10

Service
Net assets	$35,794,312

Shares outstanding	3,624,889

Net asset value	$9.87

Shares authorized	50 million

Par value	$0.10

Investor A
Net assets	$1,284,162,539

Shares outstanding	130,018,307

Net asset value	$9.88

Shares authorized	450 million

Par value	$0.10

Investor A1
Net assets	$13,617,730

Shares outstanding	1,379,975

Net asset value	$9.87

Shares authorized	50 million

Par value	$0.10

Investor C
Net assets	$30,804,990

Shares outstanding	3,121,372

Net asset value	$9.87

Shares authorized	100 million

Par value	$0.10

Class K
Net assets	$7,064,549,483

Shares outstanding	715,630,365

Net asset value	$9.87

Shares authorized	1 billion

Par value	$0.10

Class R
Net assets	$69,083,225

Shares outstanding	6,993,587

Net asset value	$9.88

Shares authorized	250 million

Par value	$0.10

See notes to consolidated financial statements.

94	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Consolidated Statement of Operations (unaudited) Six Months Ended March 31, 2025

BlackRock Total Return Fund

INVESTMENT INCOME
Dividends — unaffiliated	$589,581
Dividends — affiliated	14,538,187
Interest — unaffiliated	459,093,869
Securities lending income — affiliated — net	16,733
Foreign taxes withheld	(46,178)

Total investment income	474,192,192

EXPENSES
Investment advisory	34,063,274
Transfer agent — class specific	6,470,166
Service and distribution — class specific	2,015,957
Custodian	382,991
Accounting services	254,302
Professional	209,890
Directors and Officer	146,554
Printing and postage	69,751
Miscellaneous	98,543

Total expenses excluding interest expense	43,711,428
Interest expense	61,789

Total expenses	43,773,217

Less:
Fees waived and/or reimbursed by the Manager	(307,009)
Transfer agent fees waived and/or reimbursed by the Manager — class specific	(609,844)

Total expenses after fees waived and/or reimbursed	42,856,364

Net investment income	431,335,828

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated(a)	(84,372,564)
Investments — affiliated	(271,224)
Capital gain distributions from investment — affiliated	3,675
Options written	(12,050,305)
Futures contracts	(166,392,190)
Forward foreign currency exchange contracts	18,525,462
Foreign currency transactions	(31,456,435)
Swaps	(1,164,507)

(277,178,088)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(386,013,195)
Investments — affiliated	(605,979)
Options written	20,755,091
Futures contracts	40,387,116
Forward foreign currency exchange contracts	10,964,660
Foreign currency translations	6,371,640
Swaps	19,200,000
Unfunded floating rate loan interests	(1,012)

(288,941,679)

Net realized and unrealized loss	(566,119,767)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(134,783,939)

(a) Net of foreign capital gain tax of	$72

See notes to consolidated financial statements.

C O N S O L I D A T E D S T A T E M E N T O F O P E R A T I O N S	95

Consolidated Statements of Changes in Net Assets

	BlackRock Total Return Fund
	Six Months Ended 03/31/25 (unaudited)	Year Ended 09/30/24

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$431,335,828	$874,793,377
Net realized loss	(277,178,088)	(129,930,046)
Net change in unrealized appreciation (depreciation)	(288,941,679)	1,365,726,336

Net increase (decrease) in net assets resulting from operations	(134,783,939)	2,110,589,667

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(273,170,430)	(482,984,458)
Service	(832,034)	(1,616,783)
Investor A	(29,724,906)	(54,049,354)
Investor A1	(329,274)	(709,072)
Investor C	(631,461)	(1,413,948)
Class K	(175,692,736)	(318,861,885)
Class R	(1,476,293)	(2,863,354)

Decrease in net assets resulting from distributions to shareholders	(481,857,134)	(862,498,854)

CAPITAL SHARE TRANSACTIONS

Net increase in net assets derived from capital share transactions	139,028,030	1,359,076,595

NET ASSETS
Total increase (decrease) in net assets	(477,613,043)	2,607,167,408
Beginning of period	20,127,307,489	17,520,140,081

End of period	$19,649,694,446	$20,127,307,489

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to consolidated financial statements.

96	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (For a share outstanding throughout each period)

	BlackRock Total Return Fund

	Institutional

	Six Months Ended 03/31/25 (unaudited	(a) )	Year Ended 09/30/24	(a)	Year Ended 09/30/23		Year Ended 09/30/22		Year Ended 09/30/21		Year Ended 09/30/20

Net asset value, beginning of period	$10.18		$9.51		$9.76		$11.96		$12.53		$11.95

Net investment income(b)	0.21		0.46		0.41		0.25		0.23		0.28
Net realized and unrealized gain (loss)	(0.28)		0.67		(0.26)		(2.13)		(0.07)		0.60

Net increase (decrease) from investment operations	(0.07)		1.13		0.15		(1.88)		0.16		0.88

Distributions(c)
From net investment income	(0.24)		(0.46)		(0.38)		(0.25)		(0.24)		(0.30)
From net realized gain	—		—		—		(0.07)		(0.49)		—
Return of capital	—		—		(0.02)		—		—		—

Total distributions	(0.24)		(0.46)		(0.40)		(0.32)		(0.73)		(0.30)

Net asset value, end of period	$9.87		$10.18		$9.51		$9.76		$11.96		$12.53

Total Return(d)
Based on net asset value	(0.68	)%(e)	12.13	%(f)	1.41%		(15.99)%		1.25%		7.51	%(f)

Ratios to Average Net Assets(g)(h)
Total expenses	0.45	%(i)	0.46	%(j)	0.45	%(k)	0.47	%(k)	0.47	%(k)	0.47	%(l)

Total expenses after fees waived and/or reimbursed	0.44	%(i)	0.44	%(j)	0.44	%(k)	0.45	%(k)	0.45	%(k)	0.44	%(l)

Net investment income	4.36	%(i)	4.72	%(j)	4.08	%(k)	2.30	%(k)	1.88	%(k)	2.32	%(l)

Supplemental Data
Net assets, end of period (000)	$11,151,682		$11,315,504		$9,557,512		$8,809,121		$9,915,659		$9,067,527

Portfolio turnover rate(m)(n)	301%		471%		380%		289%		459%		556%

(a)	Consolidated Financial Highlights.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(g)	Includes the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)

From October 1, 2023 through September 15, 2024, the Fund invested in the Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income from the Master Portfolio. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.

(k)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(l)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.
(m)	Portfolio turnover rate includes transactions from the Master Portfolio prior to September 16, 2024.
(n)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 03/31/25 (unaudited	)	Year Ended 09/30/24	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20

Portfolio turnover rate (excluding MDRs)(m)	188%		292%	171%	42%	161%	274%

See notes to consolidated financial statements.

F I N A N C I A L H I G H L I G H T S	97

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Total Return Fund (continued)

	Service

	Six Months Ended 03/31/25 (unaudited	(a) )	Year Ended 09/30/24	(a)	Year Ended 09/30/23		Year Ended 09/30/22		Year Ended 09/30/21		Year Ended 09/30/20

Net asset value, beginning of period	$10.18		$9.51		$9.77		$11.96		$12.54		$11.95

Net investment income(b)	0.20		0.43		0.37		0.22		0.19		0.26
Net realized and unrealized gain (loss)	(0.29)		0.67		(0.26)		(2.12)		(0.08)		0.60

Net increase (decrease) from investment operations	(0.09)		1.10		0.11		(1.90)		0.11		0.86

Distributions(c)
From net investment income	(0.22)		(0.43)		(0.35)		(0.22)		(0.20)		(0.27)
From net realized gain	—		—		—		(0.07)		(0.49)		—
Return of capital	—		—		(0.02)		—		—		—

Total distributions	(0.22)		(0.43)		(0.37)		(0.29)		(0.69)		(0.27)

Net asset value, end of period	$9.87		$10.18		$9.51		$9.77		$11.96		$12.54

Total Return(d)
Based on net asset value	(0.83	)%(e)	11.79	%(f)	1.00%		(16.17)%		0.86%		7.28	%(f)

Ratios to Average Net Assets(g)(h)
Total expenses	0.77	%(i)	0.77	%(j)	0.79	%(k)	0.80	%(k)	0.80	%(k)	0.74	%(l)

Total expenses after fees waived and/or reimbursed	0.75	%(i)	0.75	%(j)	0.75	%(k)	0.76	%(k)	0.76	%(k)	0.74	%(l)

Net investment income	4.05	%(i)	4.40	%(j)	3.75	%(k)	1.98	%(k)	1.57	%(k)	2.15	%(l)

Supplemental Data
Net assets, end of period (000)	$35,794		$38,544		$36,341		$42,155		$55,378		$57,849

Portfolio turnover rate(m)(n)	301%		471%		380%		289%		459%		556%

(a)	Consolidated Financial Highlights.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(g)	Includes the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)

From October 1, 2023 through September 15, 2024, the Fund invested in the Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income from the Master Portfolio. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.

(k)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(l)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.
(m)	Portfolio turnover rate includes transactions from the Master Portfolio prior to September 16, 2024.
(n)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 03/31/25 (unaudited	)	Year Ended 09/30/24	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20

Portfolio turnover rate (excluding MDRs)(m)	188%		292%	171%	42%	161%	274%

See notes to consolidated financial statements.

98	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Total Return Fund (continued)

	Investor A

	Six Months Ended 03/31/25 (unaudited	(a) )	Year Ended 09/30/24	(a)	Year Ended 09/30/23		Year Ended 09/30/22		Year Ended 09/30/21		Year Ended 09/30/20

Net asset value, beginning of period	$10.19		$9.51		$9.77		$11.96		$12.54		$11.96

Net investment income(b)	0.20		0.43		0.38		0.22		0.19		0.25
Net realized and unrealized gain (loss)	(0.29)		0.68		(0.27)		(2.12)		(0.08)		0.60

Net increase (decrease) from investment operations	(0.09)		1.11		0.11		(1.90)		0.11		0.85

Distributions(c)
From net investment income	(0.22)		(0.43)		(0.35)		(0.22)		(0.20)		(0.27)
From net realized gain	—		—		—		(0.07)		(0.49)		—
Return of capital	—		—		(0.02)		—		—		—

Total distributions	(0.22)		(0.43)		(0.37)		(0.29)		(0.69)		(0.27)

Net asset value, end of period	$9.88		$10.19		$9.51		$9.77		$11.96		$12.54

Total Return(d)
Based on net asset value	(0.82	)%(e)	11.90	%(f)	1.01%		(16.16)%		0.87%		7.16	%(f)

Ratios to Average Net Assets(g)(h)
Total expenses	0.73	%(i)	0.74	%(j)	0.74	%(k)	0.76	%(k)	0.74	%(k)	0.76	%(l)

Total expenses after fees waived and/or reimbursed	0.73	%(i)	0.74	%(j)	0.74	%(k)	0.76	%(k)	0.74	%(k)	0.76	%(l)

Net investment income	4.07	%(i)	4.42	%(j)	3.78	%(k)	1.98	%(k)	1.58	%(k)	2.02	%(l)

Supplemental Data
Net assets, end of period (000)	$1,284,163		$1,316,590		$1,237,078		$1,330,459		$1,822,670		$2,147,025

Portfolio turnover rate(m)(n)	301%		471%		380%		289%		459%		556%

(a)	Consolidated Financial Highlights.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(g)	Includes the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)

From October 1, 2023 through September 15, 2024, the Fund invested in the Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income from the Master Portfolio. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.

(k)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(l)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.
(m)	Portfolio turnover rate includes transactions from the Master Portfolio prior to September 16, 2024.
(n)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 03/31/25 (unaudited	)	Year Ended 09/30/24	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20

Portfolio turnover rate (excluding MDRs)(m)	188%		292%	171%	42%	161%	274%

See notes to consolidated financial statements.

F I N A N C I A L H I G H L I G H T S	99

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Total Return Fund (continued)

	Investor A1

	Six Months Ended 03/31/25 (unaudited	(a) )	Year Ended 09/30/24	(a)	Year Ended 09/30/23		Year Ended 09/30/22		Year Ended 09/30/21		Year Ended 09/30/20

Net asset value, beginning of period	$10.18		$9.50		$9.76		$11.95		$12.53		$11.95

Net investment income(b)	0.21		0.45		0.39		0.24		0.21		0.27
Net realized and unrealized gain (loss)	(0.29)		0.67		(0.27)		(2.13)		(0.08)		0.60

Net increase (decrease) from investment operations	(0.08)		1.12		0.12		(1.89)		0.13		0.87

Distributions(c)
From net investment income	(0.23)		(0.44)		(0.36)		(0.23)		(0.22)		(0.29)
From net realized gain	—		—		—		(0.07)		(0.49)		—
Return of capital	—		—		(0.02)		—		—		—

Total distributions	(0.23)		(0.44)		(0.38)		(0.30)		(0.71)		(0.29)

Net asset value, end of period	$9.87		$10.18		$9.50		$9.76		$11.95		$12.53

Total Return(d)
Based on net asset value	(0.75	)%(e)	12.08	%(f)	1.15%		(16.04)%		1.02%		7.35	%(f)

Ratios to Average Net Assets(g)(h)
Total expenses	0.63	%(i)	0.68	%(j)	0.71	%(k)	0.70	%(k)	0.68	%(k)	0.61	%(l)

Total expenses after fees waived and/or reimbursed	0.59	%(i)	0.59	%(j)	0.59	%(k)	0.60	%(k)	0.60	%(k)	0.59	%(l)

Net investment income	4.21	%(i)	4.57	%(j)	3.90	%(k)	2.19	%(k)	1.73	%(k)	2.22	%(l)

Supplemental Data
Net assets, end of period (000)	$13,618		$15,732		$16,619		$20,124		$21,957		$24,443

Portfolio turnover rate(m)(n)	301%		471%		380%		289%		459%		556%

(a)	Consolidated Financial Highlights.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(g)	Includes the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)

From October 1, 2023 through September 15, 2024, the Fund invested in the Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income from the Master Portfolio. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.

(k)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(l)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.
(m)	Portfolio turnover rate includes transactions from the Master Portfolio prior to September 16, 2024.
(n)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 03/31/25 (unaudited	)	Year Ended 09/30/24	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20

Portfolio turnover rate (excluding MDRs)(m)	188%		292%	171%	42%	161%	274%

See notes to consolidated financial statements.

100	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Total Return Fund (continued)

	Investor C

	Six Months Ended 03/31/25 (unaudited	(a) )	Year Ended 09/30/24	(a)	Year Ended 09/30/23		Year Ended 09/30/22		Year Ended 09/30/21		Year Ended 09/30/20

Net asset value, beginning of period	$10.18		$9.50		$9.76		$11.95		$12.53		$11.95

Net investment income(b)	0.16		0.36		0.30		0.14		0.11		0.16
Net realized and unrealized gain (loss)	(0.28)		0.68		(0.26)		(2.12)		(0.08)		0.60

Net increase (decrease) from investment operations	(0.12)		1.04		0.04		(1.98)		0.03		0.76

Distributions(c)
From net investment income	(0.19)		(0.36)		(0.28)		(0.14)		(0.12)		(0.18)
From net realized gain	—		—		—		(0.07)		(0.49)		—
Return of capital	—		—		(0.02)		—		—		—

Total distributions	(0.19)		(0.36)		(0.30)		(0.21)		(0.61)		(0.18)

Net asset value, end of period	$9.87		$10.18		$9.50		$9.76		$11.95		$12.53

Total Return(d)
Based on net asset value	(1.17	)%(e)	11.14	%(f)	0.30%		(16.76)%		0.16%		6.44	%(f)

Ratios to Average Net Assets(g)(h)
Total expenses	1.49	%(i)	1.50	%(j)	1.49	%(k)	1.48	%(k)(l)	1.47	%(k)	1.49	%(m)

Total expenses after fees waived and/or reimbursed	1.44	%(i)	1.44	%(j)	1.44	%(k)	1.46	%(k)(l)	1.45	%(k)	1.44	%(m)

Net investment income	3.36	%(i)	3.71	%(j)	3.06	%(k)	1.23	%(k)	0.89	%(k)	1.36	%(m)

Supplemental Data
Net assets, end of period (000)	$30,805		$36,126		$42,501		$56,468		$100,462		$140,034

Portfolio turnover rate(n)(o)	301%		471%		380%		289%		459%		556%

(a)	Consolidated Financial Highlights.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(g)	Includes the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)

From October 1, 2023 through September 15, 2024, the Fund invested in the Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income from the Master Portfolio. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.

(k)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(l)	Includes non-recurring expenses of proxy costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 1.46% and 1.44%, respectively.
(m)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.
(n)	Portfolio turnover rate includes transactions from the Master Portfolio prior to September 16, 2024.
(o)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 03/31/25 (unaudited	)	Year Ended 09/30/24	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20

Portfolio turnover rate (excluding MDRs)(m)	188%		292%	171%	42%	161%	274%

See notes to consolidated financial statements.

F I N A N C I A L H I G H L I G H T S	101

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Total Return Fund (continued)

	Class K

	Six Months Ended 03/31/25 (unaudited	(a) )	Year Ended 09/30/24	(a)	Year Ended 09/30/23		Year Ended 09/30/22		Year Ended 09/30/21		Year Ended 09/30/20

Net asset value, beginning of period	$10.18		$9.50		$9.76		$11.96		$12.53		$11.95

Net investment income(b)	0.22		0.47		0.41		0.26		0.24		0.29
Net realized and unrealized gain (loss)	(0.29)		0.67		(0.26)		(2.13)		(0.07)		0.60

Net increase (decrease) from investment operations	(0.07)		1.14		0.15		(1.87)		0.17		0.89

Distributions(c)
From net investment income	(0.24)		(0.46)		(0.39)		(0.26)		(0.25)		(0.31)
From net realized gain	—		—		—		(0.07)		(0.49)		—
Return of capital	—		—		(0.02)		—		—		—

Total distributions	(0.24)		(0.46)		(0.41)		(0.33)		(0.74)		(0.31)

Net asset value, end of period	$9.87		$10.18		$9.50		$9.76		$11.96		$12.53

Total Return(d)
Based on net asset value	(0.63	)%(e)	12.33	%(f)	1.38%		(15.93)%		1.32%		7.59	%(f)

Ratios to Average Net Assets(g)(h)
Total expenses	0.36	%(i)	0.37	%(j)	0.37	%(k)	0.38	%(k)	0.38	%(k)	0.37	%(l)

Total expenses after fees waived and/or reimbursed	0.36	%(i)	0.37	%(j)	0.37	%(k)	0.38	%(k)	0.38	%(k)	0.37	%(l)

Total expenses after fees waived and/or reimbursed and excluding interest expense	0.35	%(i)	0.37	%(j)	0.37	%(k)	0.38	%(k)	0.38	%(k)	0.37	%(l)

Net investment income	4.39	%(i)	4.79	%(j)	4.16	%(k)	2.37	%(k)	1.94	%(k)	2.41	%(l)

Supplemental Data
Net assets, end of period (000)	$7,064,549		$7,332,441		$6,563,237		$6,340,122		$8,472,180		$7,491,107

Portfolio turnover rate(m)(n)	301%		471%		380%		289%		459%		556%

(a)	Consolidated Financial Highlights.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(g)	Includes the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)

From October 1, 2023 through September 15, 2024, the Fund invested in the Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income from the Master Portfolio. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.

(k)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(l)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.
(m)	Portfolio turnover rate includes transactions from the Master Portfolio prior to September 16, 2024.
(n)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 03/31/25 (unaudited	)	Year Ended 09/30/24	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20

Portfolio turnover rate (excluding MDRs)(m)	188%		292%	171%	42%	161%	274%

See notes to consolidated financial statements.

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Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Total Return Fund (continued)

	Class R

	Six Months Ended 03/31/25 (unaudited	(a) )	Year Ended 09/30/24	(a)	Year Ended 09/30/23		Year Ended 09/30/22		Year Ended 09/30/21		Year Ended 09/30/20

Net asset value, beginning of period	$10.19		$9.51		$9.77		$11.96		$12.54		$11.96

Net investment income(b)	0.19		0.41		0.35		0.19		0.16		0.22
Net realized and unrealized gain (loss)	(0.29)		0.67		(0.27)		(2.13)		(0.08)		0.59

Net increase (decrease) from investment operations	(0.10)		1.08		0.08		(1.94)		0.08		0.81

Distributions(c)
From net investment income	(0.21)		(0.40)		(0.32)		(0.18)		(0.17)		(0.23)
From net realized gain	—		—		—		(0.07)		(0.49)		—
Return of capital	—		—		(0.02)		—		—		—

Total distributions	(0.21)		(0.40)		(0.34)		(0.25)		(0.66)		(0.23)

Net asset value, end of period	$9.88		$10.19		$9.51		$9.77		$11.96		$12.54

Total Return(d)
Based on net asset value	(0.97	)%(e)	11.59	%(f)	0.72%		(16.40)%		0.57%		6.88	%(f)

Ratios to Average Net Assets(g)(h)
Total expenses	1.04	%(i)	1.04	%(j)	1.05	%(k)	1.06	%(k)	1.05	%(k)	1.04	%(l)

Total expenses after fees waived and/or reimbursed	1.03	%(i)	1.03	%(j)	1.03	%(k)	1.04	%(k)	1.04	%(k)	1.03	%(l)

Net investment income	3.77	%(i)	4.13	%(j)	3.48	%(k)	1.71	%(k)	1.29	%(k)	1.80	%(l)

Supplemental Data
Net assets, end of period (000)	$69,083		$72,371		$66,850		$64,860		$85,906		$85,550

Portfolio turnover rate(m)(n)	301%		471%		380%		289%		459%		556%

(a)	Consolidated Financial Highlights.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(g)	Includes the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)

From October 1, 2023 through September 15, 2024, the Fund invested in the Master Portfolio as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income from the Master Portfolio. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.

(k)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(l)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.
(m)	Portfolio turnover rate includes transactions from the Master Portfolio prior to September 16, 2024.
(n)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 03/31/25 (unaudited	)	Year Ended 09/30/24	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20

Portfolio turnover rate (excluding MDRs)(m)	188%		292%	171%	42%	161%	274%

See notes to consolidated financial statements.

F I N A N C I A L H I G H L I G H T S	103

Notes to Consolidated Financial Statements (unaudited)

1. ORGANIZATION

BlackRock Bond Fund, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Corporation is organized as a Maryland corporation. BlackRock Total Return Fund (the “Fund”) is a series of the Corporation. The Fund is classified as diversified.

The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional, Service and Class K Shares are sold only to certain eligible investors. Service, Investor A, Investor A1, Investor C and Class R Shares bear certain expenses related to shareholder servicing of such shares, and Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Investor A1 Shares are only available for dividend and capital gain reinvestment by existing shareholders, and for purchase by certain employer-sponsored retirement plans. Class R Shares are sold only to certain employer-sponsored retirement plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).

The Board of Directors of the Corporation are referred to throughout this report as the “Board of Directors” or the “Board” and the members are referred to as “Directors”.

Share Class	Initial Sales Charge		CDSC		Conversion Privilege
Institutional, Service, Class K and Class R Shares	No		No		None
Investor A Shares	Yes		No	(a)	None
Investor A1 Shares	No	(b)	No	(c)	None
Investor C Shares	No		Yes	(d)	To Investor A Shares after approximately 8 years
(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)

Investor A1 Shares are subject to a maximum sales charge on purchases of 1.00%. The sales charge does not apply to dividend and capital gain reinvestments by existing shareholders and new purchases for certain employer-sponsored retirement plans, which are currently the only investors who may invest in Investor A1 Shares.

(c)

Investor A1 Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase. However, the CDSC does not apply to redemptions by certain employer-sponsored retirement plans or to redemptions of shares acquired through reinvestment of dividends and capital gains by existing shareholders.

(d)	A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.

Basis of Consolidation: The accompanying consolidated financial statements of the Fund include the accounts of BlackRock Cayman Master Total Return Portfolio II, Ltd. (the “Cayman Subsidiary”), which is a wholly-owned subsidiary of the Fund and primarily invests in commodity-related instruments. The Cayman Subsidiary enables the Fund to hold these commodity-related instruments and satisfy regulated investment company tax requirements. The Fund may invest up to 25% of its total assets in the Cayman Subsidiary. The net assets of the Cayman Subsidiary as of period end were $76,360, which is less than 0.1% of the Fund’s consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The Cayman Subsidiary is subject to the same investment policies and restrictions that apply to the Fund, except that the Cayman Subsidiary may invest without limitation in commodity-related instruments.

The accompanying consolidated financial statements of the Fund include the accounts of BlackRock Master Total Return Portfolio Subsidiary, LLC (the “Taxable Subsidiary”), which is a wholly-owned taxable subsidiary of the Fund. The Taxable Subsidiary enables the Fund to hold certain pass-through investments and satisfy regulated investment company tax requirements. Income earned and gains realized on the investment held by the Taxable Subsidiary are taxable to such subsidiary. A tax provision for income, if any, is shown as income tax in the Consolidated Statement of Operations for the Fund. A tax provision for realized and unrealized gains, if any, is included as a reduction of realized and/or unrealized gain (loss) in the Consolidated Statement of Operations for the Fund. Taxes payable or deferred as of March 31, 2025, if any, are disclosed in the Consolidated Statement of Assets and Liabilities. The Fund may invest up to 25% of its total assets in the Taxable Subsidiary. The net assets of the Taxable Subsidiary as of period end were $6,548,096, which is less than 0.1% of the Fund’s consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The Taxable Subsidiary is subject to the same investment policies and restrictions that apply to the Fund.

The Fund, together with certain other registered investment companies advised by the Manager its affiliates, is included in a complex of funds referred to as the BlackRock Fixed-Income Complex.

2. SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the consolidated financial statements, disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest are recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.

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Notes to Consolidated Financial Statements (unaudited) (continued)

Foreign CurrencyTranslation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Consolidated Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Consolidated Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of March 31, 2025, if any, are disclosed in the Consolidated Statement of Assets and Liabilities.

Consistent with U.S. GAAP accrual requirements for uncertain tax positions, the Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.

The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Consolidated Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Consolidated Statement of Operations.

Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

Distributions: Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The portion of distributions, if any, that exceeds a fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Net income and realized gains from investments held by the Cayman Subsidiary are treated as ordinary income for tax purposes. If a net loss is realized by the Cayman Subsidiary in any taxable year, the loss will generally not be available to offset the Fund’s ordinary income and/or capital gains for that year.

Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Corporation’s Board, the directors who are not “interested persons” of the Corporation, as defined in the 1940 Act (“Independent Directors”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Directors. This has the same economic effect for the Independent Directors as if the Independent Directors had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.

The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Fund, as applicable. Deferred compensation liabilities, if any, are included in the Officer’s fees payable in the Consolidated Statement of Assets and Liabilities and will remain as a liability of the Fund until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the BlackRock Fixed Income Complex and reflected as Trustee and Officer expense on the Consolidated Statement of Operations. The Trustee and Officer expense may be negative as a result of a decrease in value of the deferred account.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

The Fund has an arrangement with its custodian whereby credits are earned on uninvested cash balances. For financial reporting purposes, custodian credits, if any, are included in interest income in the Consolidated Statement of Operations.

Segment Reporting: The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations.

N O T E S T O C O N S O L I D A T E D F I N A N C I A L S T A T E M E N T S	105

Notes to Consolidated Financial Statements (unaudited) (continued)

The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of the Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

•

Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.

•

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and options on swaps (“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.

•

Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate market data and discounted cash flows. Total return swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using models that incorporate market trades and fair value of the underlying reference instruments.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.

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Notes to Consolidated Financial Statements (unaudited) (continued)

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:

(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers

(ii) recapitalizations and other transactions across the capital structure

(iii) market or relevant indices multiples of comparable issuers

(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks

(v) quoted prices for similar investments or assets in active markets

(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates

(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics

(viii) relevant market news and other public sources.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Certain information made available by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;

•	Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

•

Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4. SECURITIES AND OTHER INVESTMENTS

Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities

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Notes to Consolidated Financial Statements (unaudited) (continued)

issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.

Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.

Inflation-Indexed Bonds: Inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond is included as interest income in the Consolidated Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. With regard to municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, the inflation adjustment is typically reflected in the semi-annual coupon payment. As a result, the principal value of municipal inflation-indexed bonds and such corporate inflation-indexed bonds does not adjust according to the rate of inflation.

Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, the Fund’s initial investment in the IOs may not fully recoup.

Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of Mortgage Assets. Stripped mortgage-backed securities may be privately issued.

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.

Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the

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Notes to Consolidated Financial Statements (unaudited) (continued)

warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the Secured Overnight Financing Rate (“SOFR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.

When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.

In connection with floating rate loan interests, the Fund may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Consolidated Statement of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations. As of period end, the Fund had the following unfunded floating rate loan interests:

Borrower	Par	Commitment Amount	Value	Unrealized Appreciation (Depreciation)
CTP-02 Propco LLC	$8,081,119	$8,005,581	$8,081,119	$75,538
HP LQ Investment LP, Term Loan	1,747,591	1,749,629	1,747,591	(2,038)
Montage Hotels & Resorts LLC, Revolver	1,715,577	1,715,577	1,700,651	(14,926)

				$58,574

Forward Commitments, When-Issued and Delayed Delivery Securities: The Fund may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Fund may purchase securities under such conditions with the intention of actually acquiring them but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, a fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Fund’s maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions. These types of securities may be considered unfunded and may obligate the Fund to make future cash payments. An unfunded commitment is marked-to-market and any unrealized appreciation (depreciation) is separately presented in the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations.

TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event

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Notes to Consolidated Financial Statements (unaudited) (continued)

of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Consolidated Statement of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Consolidated Schedule of Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.

Mortgage Dollar Roll Transactions: The Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.

Commitments: Commitments are agreements to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Such agreements may obligate a fund to make future cash payments. As of March 31, 2025, the Fund had outstanding commitments of $25,593,054 and GBP 206,588. These commitments are not included in the net assets of the Fund as of March 31, 2025.

Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Consolidated Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Consolidated Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Consolidated Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.

Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Fund’s securities on loan by counterparty which are subject to offset under an MSLA:

Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount(	b)
BNP Paribas SA	$34,591	$(34,591)	$—		$—
Citigroup Global Markets, Inc.	1,694,695	(1,694,695)	—		—
Goldman Sachs & Co. LLC	7,850,815	(7,850,815)	—		—
J.P. Morgan Securities LLC	2,779,455	(2,779,455)	—		—
Morgan Stanley	1,582,526	(1,582,526)	—		—
SG Americas Securities LLC	3,045,168	(3,045,168)	—		—
Toronto-Dominion Bank	72,100	(71,750)	—		350

	$17,059,350	$(17,059,000)	$—		$350

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s Consolidated Statement of Assets and Liabilities.

(b)

The market value of the loaned securities is determined as of March 31, 2025. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash

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collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.

5. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Consolidated Schedule of Investments. These contracts may be transacted on an exchange or OTC.

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) or carbon credits (commodity risk) or to the applicable commodities market (commodities price risk).

Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. The Fund may invest in carbon credit futures that are traded on a commodity exchanges with the Commodity Futures Trading Commission. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Consolidated Statement of Assets and Liabilities.

Securities deposited as initial margin are designated in the Consolidated Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Consolidated Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Consolidated Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Consolidated Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Consolidated Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Consolidated Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Consolidated Statement of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Consolidated Statement of Assets and Liabilities. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.

Options: The Fund may purchase and write call and put options to increase or decrease its exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.

A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.

Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –unaffiliated and options written at value, respectively, in the Consolidated Statement of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Consolidated Statement of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Consolidated Statement of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Fund writes a call option, such option is typically “covered,”

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Notes to Consolidated Financial Statements (unaudited) (continued)

meaning that it holds the underlying instrument subject to being called by the option counterparty. When the Fund writes a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Consolidated Statement of Assets and Liabilities.

•

Swaptions – The Fund may purchase and write swaptions primarily to preserve a return or spread on a particular investment or portion of the Fund’s holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.

•

Interest rate caps and floors – Interest rate caps and floors are entered into to gain or reduce exposure to interest rates (interest rate risk and/or other risk). Caps are agreements whereby one party agrees to make payments to the other, in return for a premium, to the extent that interest rate indexes exceed a specified rate, or “cap.” Floors are agreements whereby one party agrees to make payments to the other, in return for a premium, to the extent that interest rate indexes fall below a specified rate, or “floor.” The maximum potential amount of future payments that the Fund would be required to make under an interest rate cap would be the notional amount times the percentage increase in interest rates determined by the difference between the interest rate index current value and the value at the time the cap was entered into.

•

Foreign currency options – The Fund may purchase and write foreign currency options, foreign currency futures and options on foreign currency futures to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk). Foreign currency options give the purchaser the right to buy from or sell to the writer a foreign currency at any time before the expiration of the option.

•	Barrier options – The Fund may purchase and write a variety of options with non-standard payout structures or other features (“barrier options”) that are generally traded OTC.

The Fund may invest in various types of barrier options, including down-and-out options, down-and-in options, double no-touch options, one-touch options, instant one-touch options, up-and-out options and up-and-in options. Down-and-out options expire worthless to the purchaser if the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Down-and-in options expire worthless to the purchaser unless the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Double no-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument does not reach or surpass predetermined barrier price levels prior to the option’s expiration date. One-touch options and instant one-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument reaches or surpasses predetermined barrier price levels prior to the expiration date. Up-and-out options expire worthless to the purchaser if the price of the underlying instrument increases beyond a predetermined barrier price level prior to the expiration date. Up-and-in options can only be exercised when the price of the underlying instrument increases beyond a predetermined barrier price level.

In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that it may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing or selling a security when it otherwise would not, or at a price different from the current market value.

Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).

For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Consolidated Statement of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Consolidated Statement of Assets and Liabilities. Payments received or paid are recorded in the Consolidated Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Consolidated Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Consolidated Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Consolidated Statement of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Consolidated Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Consolidated Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Consolidated Statement of Operations, including those at termination.

•

Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).

The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will

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Notes to Consolidated Financial Statements (unaudited) (continued)

either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

•

Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).

Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.

Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.

Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Consolidated Statement of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.

•	Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).

Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.

•	Currency swaps — Currency swaps are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

Currency swaps are interest rate swaps in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Currency swaps may also involve an exchange of notional amounts at the start, during and/or at expiration of the contract, either at the current spot rate or another specified rate.

•

Forward swaps — The Fund may enter into forward interest rate swaps and forward total return swaps. In a forward swap, the Fund and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.

•

Inflation swaps — Inflation swaps are entered into to gain or reduce exposure to inflation (inflation risk). In an inflation swap, one party makes fixed interest payments on a notional principal amount in exchange for another party’s variable payments based on an inflation index, such as the Consumer Price Index.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. When the Fund enters into an ISDA Master Agreement and an MRA and/or MSLA with the same counterparty, the agreements may contain a set-off provision allowing the Fund to offset a net amount payable with amounts due to the Fund upon default of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. For example, notwithstanding what contractual rights may be included in an ISDA Master Agreement, such laws may prohibit the Fund from setting off amounts owed to a defaulting counterparty under an ISDA Master Agreement against amounts owed to the Fund by affiliates of the defaulting counterparty. The insolvency regimes of many jurisdictions do, however, generally permit set-off of simultaneous payables and receivables under certain types of financial contracts between the same legal entity upon a default of the entity, regardless of the existence of a contractual set-off right in those contracts.

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.

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Notes to Consolidated Financial Statements (unaudited) (continued)

Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Consolidated Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Consolidated Schedule of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparties are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Consolidated Statement of Assets and Liabilities.

6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: The Corporation, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.

For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:

Average Daily Net Assets	Investment Advisory Fees
First $250 million	0.48%
$250 million — $500 million	0.43
$500 million — $750 million	0.38
Greater than $750 million	0.34

With respect to the Fund, the Manager entered into separate sub-advisory agreements with each of BlackRock International Limited (“BIL”) and BlackRock (Singapore) Limited (“BSL”), each an affiliate of the Manager. The Manager pays BIL and BSL for services they provide for that portion of the Fund for which BIL and BSL, as applicable, acts as Sub-Advisor, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.

Service and Distribution Fees: The Corporation, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:

Share Class	Service Fees	Distribution Fees
Service	0.25%	N/A
Investor A	0.25	N/A
Investor A1	0.10	N/A
Investor C	0.25	0.75%
Class R	0.25	0.25

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

For the six months ended March 31, 2025, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:

	Service	Investor A	Investor A1	Investor C	Class R	Total
Service and distribution — class specific	$45,769	$1,625,965	$7,004	$164,093	$173,126	$2,015,957

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended March 31, 2025, the Fund paid $451,622 for the Fund’s Institutional Shares to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Consolidated Statement of Operations.

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Notes to Consolidated Financial Statements (unaudited) (continued)

The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended March 31, 2025, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Consolidated Statement of Operations.

	Institutional	Service	Investor A	Investor A1	Investor C	Class K	Class R	Total
Reimbursed amounts	$21,133	$299	$8,232	$78	$1,608	$8,766	$979	$41,095

For the six months ended March 31, 2025, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:

	Institutional	Service	Investor A	Investor A1	Investor C	Class K	Class R	Total
Transfer agent — class specific	$5,451,887	$30,174	$810,236	$12,090	$21,419	$80,361	$63,999	$6,470,166

Other Fees: For the six months ended March 31, 2025, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A Shares for a total of $7,092.

For the six months ended March 31, 2025, affiliates received CDSCs as follows:

Share Class	Amounts
Investor A	$21,211
Investor C	1,852

Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. This amount is included in fees waived and/or reimbursed by the Manager in the Consolidated Statement of Operations. For the six months ended March 31, 2025, the Manager waived $76,728 in investment advisory fees pursuant to this arrangement.

The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. This amount is included in fees waived and/or reimbursed by the Manager in the Consolidated Statement of Operations. For the six months ended March 31, 2025, the amount waived was $230,281.

With respect to the Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:

Share Class	Expense Limitations
Institutional	0.44%
Service	0.75
Investor A	0.78
Investor A1	0.59
Investor C	1.44
Class K	0.39
Class R	1.03

The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund.

In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees waived and/or reimbursed by the Manager — class specific in the Consolidated Statement of Operations. For the six months ended March 31, 2025, class specific waivers and/or reimbursements were as follows:

	Institutional	Service	Investor A1	Investor C	Class R	Total
Transfer agent fees waived and/or reimbursed — class specific	$596,698	$2,819	$2,610	$6,319	$1,398	$609,844

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of

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Notes to Consolidated Financial Statements (unaudited) (continued)

certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.

Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, the Fund retains 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Fixed-Income Complex in a calendar year exceeds specified thresholds, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 84% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

Prior to January 1, 2025, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Fixed-Income Complex in a calendar year exceeded a specified threshold, the Fund would retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excluded collateral investment fees), and this amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Consolidated Statement of Operations. For the six months ended March 31, 2025, the Fund paid BIM $3,135 for securities lending agent services.

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund participated in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. Effective March 3, 2025, the Interfund Lending Program was not renewed but remains available for renewal in the future.

Directors and Officers: Certain directors and/or officers of the Corporation are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the Corporation’s Chief Compliance Officer, which is included in Officer in the Consolidated Statement of Operations.

7. PURCHASES AND SALES

For the six months ended March 31, 2025, purchases and sales of investments, including paydowns and mortgage dollar rolls and excluding short-term securities, were as follows:

	Purchases	Sales

Non-U.S. Government Securities	$6,272,128,389	$5,790,234,134
U.S. Government Securities	60,200,793,235	58,307,029,749

For the six months ended March 31, 2025, purchases and sales related to mortgage dollar rolls were as follows:

	Purchases	Sales

Mortgage Dollar Rolls	$24,158,580,872	$24,164,277,853

8. INCOME TAX INFORMATION

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Fund as of March 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Fund’s NAV.

As of September 30, 2024, the Fund had non-expiring capital loss carryforwards available to offset future realized capital gains of $2,384,582,678.

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Notes to Consolidated Financial Statements (unaudited) (continued)

As of March 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
BlackRock Total Return Fund	$26,224,048,467	$255,209,172	$(1,047,013,536)	$(791,804,364)

9. PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.

The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.

Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.

Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.

Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Consolidated Statement of Assets and Liabilities, less any collateral held by the Fund.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

For OTC options purchased, the Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty, to perform. The Fund may be exposed to counterparty credit risk with respect to options written to the extent the Fund deposits collateral with its counterparty to a written option.

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Notes to Consolidated Financial Statements (unaudited) (continued)

With exchange-traded options purchased and exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Consolidated Schedule of Investments.

The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Fund’s performance.

The Fund invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Consolidated Schedule of Investments.

The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

10.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares were as follows:

	Six Months Ended 03/31/25		Year Ended 09/30/24

Share Class	Shares	Amount	Shares	Amount
Institutional
Shares sold	210,594,733	$2,074,662,441	481,902,649	$4,752,842,030
Shares issued in reinvestment of distributions	25,382,626	249,945,103	46,490,349	457,662,091
Shares redeemed	(217,737,053)	(2,141,193,606)	(422,542,420)	(4,150,302,091)

	18,240,306	$183,413,938	105,850,578	$1,060,202,030

Service
Shares sold	297,783	$2,927,017	633,782	$6,250,232
Shares issued in reinvestment of distributions	84,130	828,596	164,508	1,616,783
Shares redeemed	(541,799)	(5,315,526)	(835,989)	(8,226,413)

	(159,886)	$(1,559,913)	(37,699)	$(359,398)

Investor A
Shares sold	33,113,899	$326,882,944	35,802,100	$353,628,091
Shares issued in reinvestment of distributions	2,870,622	28,278,513	5,182,565	51,014,846
Shares redeemed	(35,218,191)	(346,082,786)	(41,825,232)	(410,440,969)

	766,330	$9,078,671	(840,567)	$(5,798,032)

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Notes to Consolidated Financial Statements (unaudited) (continued)

	Six Months Ended 03/31/25		Year Ended 09/30/24

Share Class	Shares	Amount	Shares	Amount

Investor A1
Shares sold	100,981	$995,296	153,547	$1,511,625
Shares issued in reinvestment of distributions	29,046	285,990	62,442	613,930
Shares redeemed	(295,775)	(2,931,309)	(419,384)	(4,097,351)

	(165,748)	$(1,650,023)	(203,395)	$(1,971,796)

Investor C
Shares sold	245,868	$2,420,233	765,030	$7,493,953
Shares issued in reinvestment of distributions	61,349	604,051	138,687	1,362,957
Shares redeemed	(735,186)	(7,230,897)	(1,827,325)	(17,860,187)

	(427,969)	$(4,206,613)	(923,608)	$(9,003,277)

Class K
Shares sold	83,652,122	$823,529,517	202,661,708	$2,002,649,570
Shares issued in reinvestment of distributions	16,753,622	164,986,152	30,433,597	299,455,102
Shares redeemed	(104,987,885)	(1,033,503,216)	(203,443,991)	(1,986,821,082)

	(4,582,141)	$(44,987,547)	29,651,314	$315,283,590

Class R
Shares sold	840,746	$8,279,872	2,016,157	$19,843,367
Shares issued in reinvestment of distributions	149,340	1,471,382	290,020	2,855,542
Shares redeemed	(1,100,320)	(10,811,737)	(2,231,236)	(21,975,431)

	(110,234)	$(1,060,483)	74,941	$723,478

	13,560,658	$139,028,030	133,571,564	$1,359,076,595

As of March 31, 2025, BlackRock HoldCo 2, Inc., an affiliate of the Fund, owned 264,970 Class K shares of the Fund.

11.	SUBSEQUENT EVENTS

Management’s evaluation of the impact of all subsequent events on the Fund’s financial statements was completed through the date the financial statements were issued and the following item was noted:

Effective April 10, 2025, the Corporation, on behalf the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2026 unless extended or renewed.

N O T E S T O C O N S O L I D A T E D F I N A N C I A L S T A T E M E N T S	119

Additional Information

Changes in and Disagreements with Accountants

Not applicable.

Proxy Results

Not applicable.

Remuneration Paid to Directors, Officers, and Others

Compensation to the independent directors/trustees of the Corporation is paid by the Corporation, on behalf of the Fund.

General Information

Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.

Electronic Delivery

Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.

To enroll in electronic delivery:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1. Access the BlackRock website at blackrock.com

2. Select “Access Your Account”

3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.

Automatic Investment Plans

Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

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Additional Information (continued)

Fund and Service Providers

Investment Adviser	Independent Registered Public Accounting Firm
BlackRock Advisors, LLC	Deloitte & Touche LLP
Wilmington, DE 19809	Boston, MA 02110

Sub-Advisers	Distributor
BlackRock International Limited	BlackRock Investments, LLC
Edinburgh, EH3 8BL	New York, NY 10001
United Kingdom
Legal Counsel
BlackRock (Singapore) Limited	Willkie Farr & Gallagher LLP
079912 Singapore	New York, NY 10019

Accounting Agent and Transfer Agent	Address of the Fund
BNY Mellon Investment Servicing (US) Inc.	100 Bellevue Parkway
Wilmington, DE 19809	Wilmington, DE 19809

Custodian
The Bank of New York Mellon
New York, NY 10286

A D D I T I O N A L I N F O R M A T I O N	121

Glossary of Terms Used in these Financial Statements

Currency Abbreviation

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

CLP	Chilean Peso

CNH	Chinese Yuan Offshore

CNY	Chinese Yuan

COP	Colombian Peso

CZK	Czech Koruna

DKK	Danish Krone

DOP	Dominican Peso

EGP	Egyptian Pound

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

HUF	Hungarian Forint

IDR	Indonesian Rupiah

INR	Indian Rupee

JPY	Japanese Yen

KRW	South Korean Won

KZT	Kazakhstani Tenge

MXN	Mexican Peso

MYR	Malaysian Ringgit

NGN	Nigerian Naira

NOK	Norwegian Krone

PLN	Polish Zloty

SEK	Swedish Krona

SGD	Singapore Dollar

THB	Thai Baht

TRY	Turkish Lira

TWD	Taiwan New Dollar

USD	United States Dollar

ZAR	South African Rand

Portfolio Abbreviation

ABS	Asset-Backed Security

ADR	American Depositary Receipt

AKA	Also Known As

BBSW	Bank Bill Swap Rate

BZDIOVER	Overnight Brazil CETIP - Interbank Rate

CDI	CREST Depository Interest

CLO	Collateralized Loan Obligation

CME	Chicago Mercantile Exchange

COOIS	Colombia Overnight Interbank Reference Rate

CORRA	Canadian OvernightRepo Rate Average

CVR	Contingent Value Rights

DAC	Designated Activity Co.

ETF	Exchange-Traded Fund

EURIBOR	Euro Interbank Offered Rate

FKA	Formally Known As

GMTN	Global Medium-Term Note

GO	General Obligation Bonds

IO	Interest Only

JIBAR	Johannesburg Interbank Average Rate

LP	Limited Partnership

MIBOR	Mumbai Interbank Offered Rate

MTN	Medium-Term Note

MXIBTIIE	Mexico Interbank TIIE 28-Day

NVS	Non-Voting Shares

OTC	Over-the-Counter

PIK	Payment-in-Kind

PRIBOR	Prague Interbank Offered Rate

RB	Revenue Bonds

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit

SOFR	Secured Overnight Financing Rate

SONIA	Sterling Overnight Index Average

SPDR	Standard & Poor’s Depository Receipt

TBA	To-be-Announced

TONA	Tokyo Overnight Average Rate

WIBOR	Warsaw Interbank Offer Rate

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Want to know more?

blackrock.com | 800-441-7762

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – Not Applicable

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

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Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

3

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Bond Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Bond Fund, Inc.

Date: May 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Bond Fund, Inc.

Date: May 22, 2025

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Bond Fund, Inc.

Date: May 22, 2025

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